UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,081.50	$ 6.55
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,080.40	$ 7.89
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Class B
Actual	$ 1,000.00	$ 1,076.60	$ 11.17
HypotheticalA	$ 1,000.00	$ 1,014.03	$ 10.84
Class C
Actual	$ 1,000.00	$ 1,077.10	$ 10.66
HypotheticalA	$ 1,000.00	$ 1,014.53	$ 10.34
Institutional Class
Actual	$ 1,000.00	$ 1,082.90	$ 5.06
HypotheticalA	$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.27%
Class T	1.53%
Class B	2.17%
Class C	2.07%
Institutional Class	.98%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA sponsored ADR (France, Oil & Gas)	2.5	1.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.3	2.5
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	2.1	2.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8	1.6
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	1.6	2.0
	10.3
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	23.2
Consumer Discretionary	12.8	13.6
Industrials	11.7	6.8
Information Technology	10.6	7.3
Health Care	8.6	12.2
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	16.4	11.9
France	12.2	9.4
United Kingdom	11.7	19.1
Germany	9.4	7.1
Switzerland	9.4	9.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 96.1%	Stocks 91.2%
Bonds 0.0%	Bonds 0.1%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 8.7%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1) (000s)
Australia - 0.7%
CSL Ltd.	1,142,744	$ 28,202
Macquarie Bank Ltd.	361,852	12,929
QBE Insurance Group Ltd.	552,903	6,434
TOTAL AUSTRALIA		47,565
Austria - 0.1%
Bank Austria Creditanstalt AG	95,700	8,880
Belgium - 0.2%
KBC Groupe SA (d)	182,138	14,498
Bermuda - 0.0%
Clear Media Ltd. (a)	3,038,100	2,728
Brazil - 1.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	457,500	14,137
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	181,200	15,502
Uniao de Bancos Brasileiros SA (Unibanco) GDR	704,832	23,393
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	470,700	9,455
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,913,900	32,024
TOTAL BRAZIL		94,511
Canada - 2.6%
Canadian Imperial Bank of Commerce	79,900	4,746
Canadian Natural Resources Ltd.	252,800	12,536
Canadian Western Bank, Edmonton	529,000	11,481
Celestica, Inc. (sub. vtg.) (a)	1,238,800	14,324
EnCana Corp.	732,624	46,891
ITF Optical Technologies, Inc. Series A (f)	1,792	0
Jean Coutu Group, Inc.:
Class A (e)	343,400	5,021
Class A (sub. vtg.) (d)	1,050,940	15,367
OZ Optics Ltd. unit (a)(f)	5,400	80
Precision Drilling Corp. (a)	420,600	30,350
Talisman Energy, Inc.	648,500	19,568
TimberWest Forest Corp. unit	627,800	7,060
TOTAL CANADA		167,424
Cayman Islands - 0.5%
Apex Silver Mines Ltd. (a)(d)	434,100	5,695
Foxconn International Holdings Ltd.	23,242,000	13,939
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Cayman Islands - continued
Hutchison Telecommunications International Ltd.	320,000	$ 304
The9 Computer Technology Consulting Co. Ltd. ADR	809,300	14,810
TOTAL CAYMAN ISLANDS		34,748
China - 0.3%
Global Bio-Chem Technology Group Co. Ltd.	21,678,000	14,183
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	2,366,000	105
Weichai Power Co. Ltd. (H Shares)	1,296,000	4,489
TOTAL CHINA		18,777
Denmark - 0.9%
Danske Bank AS	292,975	8,642
GN Store Nordic AS	1,615,300	16,987
Novo Nordisk AS Series B	603,693	30,715
TOTAL DENMARK		56,344
Finland - 1.7%
Neste Oil Oyj (a)	402,600	9,083
Nokia Corp. sponsored ADR	5,901,300	94,303
OKO Bank (A Shares)	114,000	1,782
UPM-Kymmene Corp.	141,200	2,835
TOTAL FINLAND		108,003
France - 12.2%
Accor SA	555,500	25,535
Atos Origin SA (a)	204,661	12,411
AXA SA (d)	177,200	4,380
AXA SA sponsored ADR (d)	2,400,900	59,350
Bacou Dalloz	76,915	6,867
BNP Paribas SA	741,546	49,054
Bouygues SA (d)	579,900	23,243
CNP Assurances	242,593	16,568
Eiffage SA (d)	178,670	21,130
Financiere Marc de Lacharriere SA (Fimalac)	374,379	17,613
France Telecom SA sponsored ADR (d)	1,818,200	53,201
L'Air Liquide SA	102,900	18,455
Lagardere S.C.A. (Reg.)	663,682	48,216
Michelin SA (Compagnie Generale des Etablissements) Series B	332,600	20,251
Neopost SA	274,629	23,181
Nexity	352,066	13,580
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
NRJ Group	430,520	$ 9,596
Orpea (a)	187,100	7,791
Pernod-Ricard	59,403	9,071
Pinault Printemps-Redoute SA	191,462	18,923
Sanofi-Aventis sponsored ADR (d)	1,954,700	86,730
Societe des Autoroutes du Nord et de l'Est de la France	36,800	1,837
Total SA:
Series B	109,670	24,327
sponsored ADR	1,246,000	138,194
Vinci SA	146,153	22,109
Vivendi Universal SA sponsored ADR (d)	1,836,100	54,440
TOTAL FRANCE		786,053
Germany - 9.4%
Allianz AG sponsored ADR	7,992,170	95,906
BASF AG sponsored ADR	350,000	22,715
Bayer AG (d)	344,800	11,120
Bayer AG sponsored ADR (d)	423,200	13,648
Bijou Brigitte Modische Accessoires AG	39,100	6,936
Bilfinger & Berger Bau AG	623,800	29,347
Deutsche Boerse AG	320,434	24,320
Deutsche Telekom AG sponsored ADR (d)	4,926,300	92,565
E.ON AG sponsored ADR (d)	1,643,300	46,505
Epcos AG (a)	679,800	7,757
Fresenius Medical Care AG sponsored ADR	482,700	12,936
GFK AG	397,327	16,230
HeidelbergCement AG	191,382	11,193
Heidelberger Druckmaschinen AG (a)	467,900	13,293
Hochtief AG	1,283,200	38,356
Hypo Real Estate Holding AG	763,340	31,944
K&S AG (d)	623,532	31,758
MAN AG	631,243	26,687
Merck KGaA	105,500	8,116
Metro AG	254,700	13,515
RWE AG	409,661	24,554
SAP AG sponsored ADR	716,200	28,240
TOTAL GERMANY		607,641
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Greece - 0.8%
Greek Organization of Football Prognostics SA	980,360	$ 25,709
Public Power Corp. of Greece	1,044,080	27,864
TOTAL GREECE		53,573
Hong Kong - 1.7%
ASM Pacific Technology Ltd.	2,376,500	9,664
Cheung Kong Holdings Ltd.	1,829,000	17,245
China Netcom Group Corp. Hong Kong Ltd. ADR	237,000	6,340
Shun Tak Holdings Ltd.	3,036,000	2,960
Techtronic Industries Co. Ltd.	11,354,500	25,272
Television Broadcasts Ltd.	3,874,000	19,481
Wharf Holdings Ltd.	9,436,000	31,412
TOTAL HONG KONG		112,374
Hungary - 0.3%
OTP Bank Rt.	553,500	16,941
India - 1.9%
Bank of Baroda	1,173,599	4,704
Housing Development Finance Corp. Ltd.	1,144,197	19,264
Infosys Technologies Ltd.	622,624	27,050
National Thermal Power Corp.	11,048,000	20,898
Satyam Computer Services Ltd.	2,967,563	27,315
State Bank of India	1,502,350	22,096
TOTAL INDIA		121,327
Ireland - 1.1%
Allied Irish Banks PLC	1,559,698	31,872
C&C Group PLC	2,382,700	9,754
CRH PLC	359,817	9,002
Elan Corp. PLC sponsored ADR (a)(d)	411,300	2,266
Independent News & Media PLC (Ireland)	4,566,173	14,539
TOTAL IRELAND		67,433
Italy - 3.6%
Autostrade Spa	797,816	21,131
Banca Intesa Spa (d)	6,621,154	31,727
Banca Popolare di Milano	943,800	8,995
Banche Popolari Unite Scarl	1,003,900	21,413
Banco Popolare di Verona e Novara	1,355,466	25,118
Davide Campari-Milano Spa	182,300	13,031
ENI Spa sponsored ADR	458,700	57,549
Lottomatica Spa New	486,700	16,604
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Italy - continued
Mediobanca Spa	1,112,700	$ 18,399
Societa Iniziative Autostradali e Servizi Spa (SIAS)	840,000	11,779
Unicredito Italiano Spa	1,544,800	8,693
TOTAL ITALY		234,439
Japan - 16.4%
Advantest Corp.	66,800	4,715
Aisin Seiki Co. Ltd.	396,700	8,626
Aoyama Trading Co. Ltd.	1,000,200	26,185
Asahi Breweries Ltd.	1,239,100	15,800
Asahi Glass Co. Ltd.	2,567,000	28,473
Bank of Nagoya Ltd.	2,275,000	15,232
Canon, Inc. ADR	880,000	45,795
Credit Saison Co. Ltd.	822,000	28,145
Daiwa Securities Group, Inc.	2,883,000	18,285
E*Trade Securities Co. Ltd. (d)	2,595	9,256
East Japan Railway Co.	6,136	31,953
Hokuhoku Financial Group, Inc.	1,182,000	3,359
Honda Motor Co. Ltd.	519,300	25,030
Hoya Corp.	68,500	7,167
Ito Yokado Ltd.	353,200	12,228
JAFCO Co. Ltd.	206,100	11,873
Juroku Bank Ltd.	828,000	4,414
Keyence Corp.	50,000	11,063
Millea Holdings, Inc.	1,061	14,470
Mitsubishi Electric Corp.	4,230,000	22,431
Mitsubishi Securities Co. Ltd. (d)	1,632,000	13,588
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	800	6,920
Mitsui Fudosan Co. Ltd.	1,313,000	14,702
Mitsui Trust Holdings, Inc.	2,482,000	24,666
Mizuho Financial Group, Inc.	3,511	16,509
Murata Manufacturing Co. Ltd.	272,800	13,581
Nikko Cordial Corp.	7,468,000	34,901
Nikon Corp. (d)	1,013,000	10,657
Nippon Chemi-con Corp.	4,440,900	25,243
Nippon Electric Glass Co. Ltd.	1,283,800	20,472
Nippon Oil Corp.	1,643,000	11,627
Nishi-Nippon City Bank Ltd.	3,507,000	13,881
Nitori Co. Ltd.	194,500	13,115
Nitto Denko Corp.	514,600	28,123
Nomura Holdings, Inc.	1,559,000	19,893
NTT Urban Development Co.	1,658	7,464
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
OMC Card, Inc.	187,000	$ 2,370
Oracle Corp. Japan (d)	249,300	10,890
ORIX Corp.	279,100	38,039
Ricoh Co. Ltd.	1,487,000	23,741
SFCG Co. Ltd.	149,310	38,420
Sumitomo Forestry Co. Ltd.	2,053,000	18,660
Sumitomo Mitsui Financial Group, Inc.	9,173	59,316
Sumitomo Osaka Cement Co. Ltd.	8,325,000	21,120
T&D Holdings, Inc.	433,650	21,424
Taiheiyo Cement Corp.	4,508,000	12,640
Takara Holdings, Inc. (d)	569,000	3,652
Teijin Ltd.	3,565,000	16,150
TIS, Inc.	399,500	14,479
Tokuyama Corp.	2,365,000	18,045
Tokyo Electron Ltd.	481,600	24,895
Tokyo Tomin Bank Ltd.	347,500	10,042
Toyota Motor Corp. sponsored ADR	256,250	18,632
UFJ Holdings, Inc. (a)	6,323	33,288
Victor Co. of Japan Ltd.	2,502,200	19,521
Yahoo! Japan Corp. (d)	1,291	2,894
Yahoo! Japan Corp. New (d)	1,291	2,906
Yamato Transport Co. Ltd.	1,754,000	23,203
TOTAL JAPAN		1,054,169
Korea (South) - 1.4%
Hyundai Heavy Industries Co. Ltd.	141,800	7,210
Hyundai Mipo Dockyard Co. Ltd.	170,770	10,875
Kookmin Bank sponsored ADR	691,410	29,558
LG Electronics, Inc.	132,190	8,816
Samsung Heavy Industries Ltd.	1,857,430	13,971
Shinhan Financial Group Co. Ltd.	638,284	16,484
TOTAL KOREA (SOUTH)		86,914
Luxembourg - 1.3%
SES Global unit	2,267,320	30,283
Stolt-Nielsen SA Class B sponsored ADR	1,583,800	54,055
TOTAL LUXEMBOURG		84,338
Mexico - 0.5%
America Movil SA de CV Series L sponsored ADR	265,900	13,202
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Mexico - continued
Fomento Economico Mexicano SA de CV sponsored ADR	269,200	$ 13,743
Industrias Penoles SA de CV	1,538,800	7,238
TOTAL MEXICO		34,183
Netherlands - 4.6%
ASML Holding NV (NY Shares) (a)	3,265,400	47,316
Axalto Holding NV	378,100	10,973
EADS NV	631,428	18,021
Fugro NV (Certificaten Van Aandelen) unit	123,200	11,544
ING Groep NV sponsored ADR	1,586,100	43,475
Koninklijke Ahold NV (a)	2,957,000	22,444
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	782,286	32,534
Koninklijke Philips Electronics NV (NY Shares)	946,700	23,469
Koninklijke Wessanen NV	749,813	10,417
Randstad Holdings NV	370,200	15,107
Reed Elsevier NV ADR	780,300	22,582
VNU NV	725,153	20,507
Wolters Kluwer NV (Certificaten Van Aandelen)	998,129	17,836
TOTAL NETHERLANDS		296,225
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	139,200	9,523
Norway - 0.6%
DnB NOR ASA (d)	2,399,080	23,024
Norske Skogindustrier AS (A Shares)	705,300	12,410
Storebrand ASA (A Shares) (d)	616,100	4,632
TOTAL NORWAY		40,066
Poland - 0.1%
Polski Koncern Naftowy Orlen SA	375,400	5,152
Portugal - 0.3%
Brisa Auto-Estradas de Portugal SA	1,991,280	16,045
Impresa SGPS (a)	833,142	5,966
TOTAL PORTUGAL		22,011
Russia - 0.2%
Sistema Jsfc sponsored GDR (a)(e)	976,800	15,140
Singapore - 0.3%
Flextronics International Ltd. (a)	1,457,900	16,256
South Africa - 0.9%
Edgars Consolidated Stores Ltd.	196,200	8,086
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Massmart Holdings Ltd.	1,422,800	$ 10,256
Standard Bank Group Ltd.	1,783,300	17,783
Steinhoff International Holdings Ltd.	11,649,802	24,677
TOTAL SOUTH AFRICA		60,802
Spain - 2.7%
Actividades de Construccion y Servicios SA (ACS)	865,667	21,229
Antena 3 Television SA	928,188	18,697
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,300,800	20,136
Compania de Distribucion Integral Logista SA	105,220	5,333
Gestevision Telecinco SA	1,036,040	23,792
Inditex SA	621,127	18,534
Repsol YPF SA sponsored ADR	424,000	10,723
Telefonica SA sponsored ADR	1,125,700	57,411
TOTAL SPAIN		175,855
Sweden - 1.2%
Eniro AB	1,993,200	22,764
Gambro AB (A Shares)	811,672	11,021
Hennes & Mauritz AB (H&M) (B Shares) (d)	217,100	7,538
Securitas AB (B Shares)	1,150,600	18,552
Skandia Foersaekrings AB	3,250,500	15,401
TOTAL SWEDEN		75,276
Switzerland - 9.4%
ABB Ltd. (Reg.) (a)	7,491,450	46,704
Actelion Ltd. (Reg.) (a)	244,208	26,303
Alcon, Inc.	200,800	19,478
Clariant AG (Reg.)	753,772	11,844
Compagnie Financiere Richemont unit	1,137,738	34,072
Credit Suisse Group sponsored ADR	977,700	41,181
INFICON Holding AG (a)	65,883	5,816
Nestle SA (Reg.) (d)	294,586	77,892
Nobel Biocare Holding AG (Switzerland)	147,614	31,798
Novartis AG sponsored ADR	2,080,232	101,370
Phonak Holding AG	330,205	11,576
Roche Holding AG (participation certificate)	938,456	113,842
Schindler Holding AG (Reg.)	21,007	7,746
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	20,496	13,938
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Switzerland - continued
Syngenta AG sponsored ADR	1,187,700	$ 24,621
UBS AG (NY Shares) (d)	443,047	35,577
TOTAL SWITZERLAND		603,758
Taiwan - 2.0%
Acer, Inc.	10,915,000	17,889
Advanced Semiconductor Engineering, Inc.	26,756,000	17,814
Chi Mei Optoelectronics Corp.	12,471,000	21,158
Siliconware Precision Industries Co. Ltd.	23,203,000	20,128
Taiwan Semiconductor Manufacturing Co. Ltd.	8,483,000	14,093
United Microelectronics Corp.	38,429,000	22,634
United Microelectronics Corp. sponsored ADR	3,975,300	12,920
TOTAL TAIWAN		126,636
Thailand - 0.1%
Thai Oil PCL (For. Reg.)	3,760,000	6,148
United Kingdom - 11.7%
3i Group PLC	1,140,700	14,020
AstraZeneca PLC sponsored ADR	135,000	5,933
BAE Systems PLC	7,475,780	36,761
BP PLC sponsored ADR	2,227,600	135,661
British Airways PLC (a)	1,500,000	6,859
Capita Group PLC	5,784,313	41,927
Carnival PLC ADR (d)	358,000	18,527
Daily Mail & General Trust PLC Class A	446,267	5,734
Eircom Group PLC	3,510,400	8,492
FKI PLC	3,965,529	7,124
Group 4 Securicor PLC:
(Denmark) (a)	2,975,530	7,427
(United Kingdom)	8,483,800	21,451
Hilton Group PLC	1,324,337	6,978
HSBC Holdings PLC sponsored ADR (d)	603,400	48,302
Intertek Group PLC	1,641,516	24,002
Kesa Electricals PLC	898,212	4,581
Man Group PLC	392,500	9,180
Michael Page International PLC	4,242,940	15,694
National Grid Transco PLC	2,346,430	23,268
Rank Group PLC	2,067,027	10,333
Reckitt Benckiser PLC	958,038	31,247
Serco Group PLC	5,026,248	23,070
Taylor Nelson Sofres PLC	1,407,080	5,936
Tesco PLC	4,989,142	29,603
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Unilever PLC sponsored ADR	1,225,200	$ 46,999
Vodafone Group PLC sponsored ADR	5,585,200	146,000
Yell Group PLC	2,119,870	16,387
TOTAL UNITED KINGDOM		751,496
United States of America - 1.8%
News Corp. Class A	1,147,200	17,529
Shaw Group, Inc. (a)	324,500	5,864
Synthes, Inc.	316,528	36,071
Telewest Global, Inc. (a)	2,119,373	39,293
Transocean, Inc. (a)	323,800	15,015
TOTAL UNITED STATES OF AMERICA		113,772
TOTAL COMMON STOCKS (Cost $5,510,439)		6,130,979
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (f)	8,500	0
Nonconvertible Preferred Stocks - 0.9%
Italy - 0.9%
Banca Intesa Spa (Risp)	3,564,700	15,473
Buzzi Unicem Spa (Risp)	1,691,700	18,714
Telecom Italia Spa (Risp)	4,914,000	13,922
Unicredito Italiano Spa	1,329,088	8,156
TOTAL ITALY		56,265
TOTAL PREFERRED STOCKS (Cost $55,539)		56,265
Money Market Funds - 9.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.84% (b)	197,917,446	$ 197,917
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	431,728,277	431,728
TOTAL MONEY MARKET FUNDS (Cost $629,645)		629,645
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $6,195,623)		6,816,889
NET OTHER ASSETS - (5.9)%		(378,111)
NET ASSETS - 100%		$ 6,438,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,161,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ITF Optical Technologies, Inc. Series A	10/11/00	$ 90
Metrophotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $416,278) (cost $6,195,623) - See accompanying schedule		$ 6,816,889
Foreign currency held at value (cost $8,266)		8,207
Receivable for investments sold		30,594
Receivable for fund shares sold		26,183
Dividends receivable		27,392
Interest receivable		535
Prepaid expenses		12
Other affiliated receivables		1
Other receivables		2,460
Total assets		6,912,273

Liabilities
Payable for investments purchased	$ 26,242
Payable for fund shares redeemed	5,545
Accrued management fee	3,837
Distribution fees payable	1,885
Other affiliated payables	1,254
Other payables and accrued expenses	3,004
Collateral on securities loaned, at value	431,728
Total liabilities		473,495

Net Assets		$ 6,438,778
Net Assets consist of:
Paid in capital		$ 5,601,773
Undistributed net investment income		27,365
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		190,464
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		619,176
Net Assets		$ 6,438,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,963,153 ÷ 107,732 shares)	$ 18.22

Maximum offering price per share (100/94.25 of $18.22)	$ 19.33
Class T: Net Asset Value and redemption price per share ($1,895,789 ÷ 104,815 shares)	$ 18.09

Maximum offering price per share (100/96.50 of $18.09)	$ 18.75
Class B: Net Asset Value and offering price per share ($277,072 ÷ 15,672 shares)A	$ 17.68

Class C: Net Asset Value and offering price per share ($555,189 ÷ 31,351 shares)A	$ 17.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,747,575 ÷ 94,797 shares)	$ 18.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 69,079
Interest		3,162
Security lending		2,700
		74,941
Less foreign taxes withheld		(7,839)
Total income		67,102

Expenses
Management fee	$ 20,582
Transfer agent fees	6,139
Distribution fees	10,139
Accounting and security lending fees	892
Independent trustees' compensation	13
Custodian fees and expenses	1,033
Registration fees	357
Audit	47
Legal	11
Miscellaneous	21
Total expenses before reductions	39,234
Expense reductions	(1,804)	37,430
Net investment income (loss)		29,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $69)	211,043
Foreign currency transactions	(1,213)
Total net realized gain (loss)		209,830
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,184)	116,562
Assets and liabilities in foreign currencies	(331)
Total change in net unrealized appreciation (depreciation)		116,231
Net gain (loss)		326,061
Net increase (decrease) in net assets resulting from operations		$ 355,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,672	$ 11,332
Net realized gain (loss)	209,830	69,269
Change in net unrealized appreciation (depreciation)	116,231	311,354
Net increase (decrease) in net assets resulting from operations	355,733	391,955
Distributions to shareholders from net investment income	(10,883)	(10,785)
Distributions to shareholders from net realized gain	(21,643)	-
Total distributions	(32,526)	(10,785)
Share transactions - net increase (decrease)	1,549,775	2,786,474
Redemption fees	128	95
Total increase (decrease) in net assets	1,873,110	3,167,739

Net Assets
Beginning of period	4,565,668	1,397,929
End of period (including undistributed net investment income of $27,365 and undistributed net investment income of $8,576, respectively)	$ 6,438,778	$ 4,565,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 14.60	$ 11.12	$ 11.87	$ 14.54	$ 13.05
Income from Investment Operations
Net investment income (loss) E	.11	.08	.09	.07	.10	.22 F
Net realized and unrealized gain (loss)	1.27	2.41	3.45	(.82)	(2.48)	1.49
Total from investment operations	1.38	2.49	3.54	(.75)	(2.38)	1.71
Distributions from net investment income	(.05)	(.12)	(.06)	-	(.29)	(.03)
Distributions from net realized gain	(.08)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.13)	(.12)	(.06)	-	(.29)	(.22)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 18.22	$ 16.97	$ 14.60	$ 11.12	$ 11.87	$ 14.54
Total Return B, C, D	8.15%	17.15%	31.99%	(6.32)%	(16.69)%	13.13%
Ratios to Average Net Assets G
Expenses before expense reductions	1.27% A	1.31%	1.42%	1.46%	1.50%	1.52%
Expenses net of voluntary waivers, if any	1.27% A	1.31%	1.42%	1.46%	1.50%	1.52%
Expenses net of all reductions	1.21% A	1.27%	1.39%	1.43%	1.46%	1.50%
Net investment income (loss)	1.15% A	.51%	.71%	.54%	.77%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$ 1,963	$ 1,294	$ 241	$ 52	$ 38	$ 27
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.13 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.82	$ 14.47	$ 11.01	$ 11.80	$ 14.46	$ 13.02
Income from Investment Operations
Net investment income (loss) E	.08	.03	.05	.02	.06	.17 F
Net realized and unrealized gain (loss)	1.27	2.39	3.43	(.81)	(2.46)	1.49
Total from investment operations	1.35	2.42	3.48	(.79)	(2.40)	1.66
Distributions from net investment income	-	(.07)	(.02)	-	(.26)	(.03)
Distributions from net realized gain	(.08)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.08)	(.07)	(.02)	-	(.26)	(.22)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 18.09	$ 16.82	$ 14.47	$ 11.01	$ 11.80	$ 14.46
Total Return B, C, D	8.04%	16.78%	31.66%	(6.69)%	(16.90)%	12.78%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A	1.61%	1.75%	1.79%	1.81%	1.82%
Expenses net of voluntary waivers, if any	1.53% A	1.61%	1.75%	1.79%	1.81%	1.82%
Expenses net of all reductions	1.46% A	1.57%	1.72%	1.76%	1.76%	1.80%
Net investment income (loss)	.89% A	.21%	.38%	.21%	.47%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$ 1,896	$ 1,510	$ 552	$ 204	$ 153	$ 139
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.13 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.46	$ 14.19	$ 10.84	$ 11.68	$ 14.33	$ 12.96
Income from Investment Operations
Net investment income (loss) E	.02	(.07)	(.02)	(.04)	(.01)	.09 F
Net realized and unrealized gain (loss)	1.24	2.35	3.37	(.80)	(2.44)	1.49
Total from investment operations	1.26	2.28	3.35	(.84)	(2.45)	1.58
Distributions from net investment income	-	(.01)	-	-	(.20)	(.02)
Distributions from net realized gain	(.04)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.04)	(.01)	-	-	(.20)	(.21)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 17.68	$ 16.46	$ 14.19	$ 10.84	$ 11.68	$ 14.33
Total Return B, C, D	7.66%	16.08%	30.90%	(7.19)%	(17.33)%	12.21%
Ratios to Average Net Assets G
Expenses before expense reductions	2.17% A	2.24%	2.32%	2.32%	2.35%	2.36%
Expenses net of voluntary waivers, if any	2.17% A	2.24%	2.32%	2.32%	2.35%	2.36%
Expenses net of all reductions	2.11% A	2.20%	2.29%	2.29%	2.30%	2.34%
Net investment income (loss)	.24% A	(.42)%	(.19)%	(.32)%	(.07)%	.60%
Supplemental Data
Net assets, end of period (in millions)	$ 277	$ 196	$ 89	$ 49	$ 42	$ 44
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.13 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.22	$ 10.86	$ 11.68	$ 14.34	$ 12.96
Income from Investment Operations
Net investment income (loss) E	.03	(.05)	(.01)	(.03)	- H	.10 F
Net realized and unrealized gain (loss)	1.24	2.35	3.37	(.79)	(2.45)	1.48
Total from investment operations	1.27	2.30	3.36	(.82)	(2.45)	1.58
Distributions from net investment income	-	(.04)	-	-	(.21)	(.01)
Distributions from net realized gain	(.04)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.04)	(.04)	-	-	(.21)	(.20)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 17.71	$ 16.48	$ 14.22	$ 10.86	$ 11.68	$ 14.34
Total Return B, C, D	7.71%	16.21%	30.94%	(7.02)%	(17.33)%	12.21%
Ratios to Average Net Assets G
Expenses before expense reductions	2.07% A	2.13%	2.23%	2.25%	2.28%	2.32%
Expenses net of voluntary waivers, if any	2.07% A	2.13%	2.23%	2.25%	2.28%	2.32%
Expenses net of all reductions	2.01% A	2.09%	2.20%	2.22%	2.24%	2.30%
Net investment income (loss)	.35% A	(.31)%	(.10)%	(.25)%	(.01)%	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 555	$ 381	$ 124	$ 54	$ 44	$ 38
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.13 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 14.74	$ 11.22	$ 11.94	$ 14.60	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.13	.13	.13	.11	.14	.26 E
Net realized and unrealized gain (loss)	1.29	2.44	3.48	(.83)	(2.48)	1.49
Total from investment operations	1.42	2.57	3.61	(.72)	(2.34)	1.75
Distributions from net investment income	(.09)	(.13)	(.09)	-	(.32)	(.04)
Distributions from net realized gain	(.08)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.17)	(.13)	(.09)	-	(.32)	(.23)
Redemption fees added to paid in capital D	- G	- G	-	-	-	-
Net asset value, end of period	$ 18.43	$ 17.18	$ 14.74	$ 11.22	$ 11.94	$ 14.60
Total Return B, C	8.29%	17.54%	32.41%	(6.03)%	(16.38)%	13.42%
Ratios to Average Net Assets F
Expenses before expense reductions	.98% A	1.03%	1.09%	1.11%	1.17%	1.24%
Expenses net of voluntary waivers, if any	.98% A	1.03%	1.09%	1.11%	1.17%	1.24%
Expenses net of all reductions	.91% A	.98%	1.06%	1.07%	1.12%	1.22%
Net investment income (loss)	1.44% A	.80%	1.04%	.89%	1.11%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,748	$ 1,185	$ 391	$ 88	$ 43	$ 20
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regula-tory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 789,638
Unrealized depreciation	(175,157)
Net unrealized appreciation (depreciation)	$ 614,481
Cost for federal income tax purposes	$ 6,202,408

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,481,654 and $1,790,167, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,093	$ 33
Class T	.25%	.25%	4,396	242
Class B	.75%	.25%	1,223	919
Class C	.75%	.25%	2,427	1,211
			$ 10,139	$ 2,405

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 658
Class T	116
Class B*	178
Class C*	45
$ 997

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,786	.21 *
Class T	1,957	.22 *
Class B	450	.37 *
Class C	637	.26 *
Institutional Class	1,309	.17 *
	$ 6,139

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,716 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,803 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $1.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 4,172	$ 2,739
Class T	-	3,117
Class B	-	70
Class C	-	442
Institutional Class	6,711	4,417
Total	$ 10,883	$ 10,785
From net realized gain
Class A	$ 6,675	$ -
Class T	7,510	-
Class B	505	-
Class C	988	-
Institutional Class	5,965	-
Total	$ 21,643	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	44,284	75,525	$ 816,451	$ 1,219,587
Reinvestment of distributions	432	132	7,686	2,005
Shares redeemed	(13,204)	(15,926)	(243,872)	(257,408)
Net increase (decrease)	31,512	59,731	$ 580,265	$ 964,184
Class T
Shares sold	32,030	67,314	$ 585,463	$ 1,076,867
Reinvestment of distributions	398	183	7,025	2,756
Shares redeemed	(17,385)	(15,917)	(317,651)	(255,724)
Net increase (decrease)	15,043	51,580	$ 274,837	$ 823,899
Class B
Shares sold	4,574	6,650	$ 82,005	$ 104,459
Reinvestment of distributions	25	4	427	59
Shares redeemed	(840)	(1,035)	(15,003)	(16,283)
Net increase (decrease)	3,759	5,619	$ 67,429	$ 88,235
Class C
Shares sold	10,002	16,221	$ 179,441	$ 254,211
Reinvestment of distributions	40	22	699	327
Shares redeemed	(1,813)	(1,843)	(32,445)	(29,087)
Net increase (decrease)	8,229	14,400	$ 147,695	$ 225,451
Institutional Class
Shares sold	35,914	56,867	$ 667,405	$ 924,747
Reinvestment of distributions	418	120	7,508	1,832
Shares redeemed	(10,484)	(14,589)	(195,364)	(241,874)
Net increase (decrease)	25,848	42,398	$ 479,549	$ 684,705

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIF-USAN-0605
1.784871.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,081.50	$ 6.55
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,080.40	$ 7.89
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Class B
Actual	$ 1,000.00	$ 1,076.60	$ 11.17
HypotheticalA	$ 1,000.00	$ 1,014.03	$ 10.84
Class C
Actual	$ 1,000.00	$ 1,077.10	$ 10.66
HypotheticalA	$ 1,000.00	$ 1,014.53	$ 10.34
Institutional Class
Actual	$ 1,000.00	$ 1,082.90	$ 5.06
HypotheticalA	$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.27%
Class T	1.53%
Class B	2.17%
Class C	2.07%
Institutional Class	.98%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA sponsored ADR (France, Oil & Gas)	2.5	1.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.3	2.5
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	2.1	2.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8	1.6
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	1.6	2.0
	10.3
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	23.2
Consumer Discretionary	12.8	13.6
Industrials	11.7	6.8
Information Technology	10.6	7.3
Health Care	8.6	12.2
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	16.4	11.9
France	12.2	9.4
United Kingdom	11.7	19.1
Germany	9.4	7.1
Switzerland	9.4	9.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 96.1%	Stocks 91.2%
Bonds 0.0%	Bonds 0.1%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 8.7%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1) (000s)
Australia - 0.7%
CSL Ltd.	1,142,744	$ 28,202
Macquarie Bank Ltd.	361,852	12,929
QBE Insurance Group Ltd.	552,903	6,434
TOTAL AUSTRALIA		47,565
Austria - 0.1%
Bank Austria Creditanstalt AG	95,700	8,880
Belgium - 0.2%
KBC Groupe SA (d)	182,138	14,498
Bermuda - 0.0%
Clear Media Ltd. (a)	3,038,100	2,728
Brazil - 1.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	457,500	14,137
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	181,200	15,502
Uniao de Bancos Brasileiros SA (Unibanco) GDR	704,832	23,393
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	470,700	9,455
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,913,900	32,024
TOTAL BRAZIL		94,511
Canada - 2.6%
Canadian Imperial Bank of Commerce	79,900	4,746
Canadian Natural Resources Ltd.	252,800	12,536
Canadian Western Bank, Edmonton	529,000	11,481
Celestica, Inc. (sub. vtg.) (a)	1,238,800	14,324
EnCana Corp.	732,624	46,891
ITF Optical Technologies, Inc. Series A (f)	1,792	0
Jean Coutu Group, Inc.:
Class A (e)	343,400	5,021
Class A (sub. vtg.) (d)	1,050,940	15,367
OZ Optics Ltd. unit (a)(f)	5,400	80
Precision Drilling Corp. (a)	420,600	30,350
Talisman Energy, Inc.	648,500	19,568
TimberWest Forest Corp. unit	627,800	7,060
TOTAL CANADA		167,424
Cayman Islands - 0.5%
Apex Silver Mines Ltd. (a)(d)	434,100	5,695
Foxconn International Holdings Ltd.	23,242,000	13,939
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Cayman Islands - continued
Hutchison Telecommunications International Ltd.	320,000	$ 304
The9 Computer Technology Consulting Co. Ltd. ADR	809,300	14,810
TOTAL CAYMAN ISLANDS		34,748
China - 0.3%
Global Bio-Chem Technology Group Co. Ltd.	21,678,000	14,183
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	2,366,000	105
Weichai Power Co. Ltd. (H Shares)	1,296,000	4,489
TOTAL CHINA		18,777
Denmark - 0.9%
Danske Bank AS	292,975	8,642
GN Store Nordic AS	1,615,300	16,987
Novo Nordisk AS Series B	603,693	30,715
TOTAL DENMARK		56,344
Finland - 1.7%
Neste Oil Oyj (a)	402,600	9,083
Nokia Corp. sponsored ADR	5,901,300	94,303
OKO Bank (A Shares)	114,000	1,782
UPM-Kymmene Corp.	141,200	2,835
TOTAL FINLAND		108,003
France - 12.2%
Accor SA	555,500	25,535
Atos Origin SA (a)	204,661	12,411
AXA SA (d)	177,200	4,380
AXA SA sponsored ADR (d)	2,400,900	59,350
Bacou Dalloz	76,915	6,867
BNP Paribas SA	741,546	49,054
Bouygues SA (d)	579,900	23,243
CNP Assurances	242,593	16,568
Eiffage SA (d)	178,670	21,130
Financiere Marc de Lacharriere SA (Fimalac)	374,379	17,613
France Telecom SA sponsored ADR (d)	1,818,200	53,201
L'Air Liquide SA	102,900	18,455
Lagardere S.C.A. (Reg.)	663,682	48,216
Michelin SA (Compagnie Generale des Etablissements) Series B	332,600	20,251
Neopost SA	274,629	23,181
Nexity	352,066	13,580
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
NRJ Group	430,520	$ 9,596
Orpea (a)	187,100	7,791
Pernod-Ricard	59,403	9,071
Pinault Printemps-Redoute SA	191,462	18,923
Sanofi-Aventis sponsored ADR (d)	1,954,700	86,730
Societe des Autoroutes du Nord et de l'Est de la France	36,800	1,837
Total SA:
Series B	109,670	24,327
sponsored ADR	1,246,000	138,194
Vinci SA	146,153	22,109
Vivendi Universal SA sponsored ADR (d)	1,836,100	54,440
TOTAL FRANCE		786,053
Germany - 9.4%
Allianz AG sponsored ADR	7,992,170	95,906
BASF AG sponsored ADR	350,000	22,715
Bayer AG (d)	344,800	11,120
Bayer AG sponsored ADR (d)	423,200	13,648
Bijou Brigitte Modische Accessoires AG	39,100	6,936
Bilfinger & Berger Bau AG	623,800	29,347
Deutsche Boerse AG	320,434	24,320
Deutsche Telekom AG sponsored ADR (d)	4,926,300	92,565
E.ON AG sponsored ADR (d)	1,643,300	46,505
Epcos AG (a)	679,800	7,757
Fresenius Medical Care AG sponsored ADR	482,700	12,936
GFK AG	397,327	16,230
HeidelbergCement AG	191,382	11,193
Heidelberger Druckmaschinen AG (a)	467,900	13,293
Hochtief AG	1,283,200	38,356
Hypo Real Estate Holding AG	763,340	31,944
K&S AG (d)	623,532	31,758
MAN AG	631,243	26,687
Merck KGaA	105,500	8,116
Metro AG	254,700	13,515
RWE AG	409,661	24,554
SAP AG sponsored ADR	716,200	28,240
TOTAL GERMANY		607,641
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Greece - 0.8%
Greek Organization of Football Prognostics SA	980,360	$ 25,709
Public Power Corp. of Greece	1,044,080	27,864
TOTAL GREECE		53,573
Hong Kong - 1.7%
ASM Pacific Technology Ltd.	2,376,500	9,664
Cheung Kong Holdings Ltd.	1,829,000	17,245
China Netcom Group Corp. Hong Kong Ltd. ADR	237,000	6,340
Shun Tak Holdings Ltd.	3,036,000	2,960
Techtronic Industries Co. Ltd.	11,354,500	25,272
Television Broadcasts Ltd.	3,874,000	19,481
Wharf Holdings Ltd.	9,436,000	31,412
TOTAL HONG KONG		112,374
Hungary - 0.3%
OTP Bank Rt.	553,500	16,941
India - 1.9%
Bank of Baroda	1,173,599	4,704
Housing Development Finance Corp. Ltd.	1,144,197	19,264
Infosys Technologies Ltd.	622,624	27,050
National Thermal Power Corp.	11,048,000	20,898
Satyam Computer Services Ltd.	2,967,563	27,315
State Bank of India	1,502,350	22,096
TOTAL INDIA		121,327
Ireland - 1.1%
Allied Irish Banks PLC	1,559,698	31,872
C&C Group PLC	2,382,700	9,754
CRH PLC	359,817	9,002
Elan Corp. PLC sponsored ADR (a)(d)	411,300	2,266
Independent News & Media PLC (Ireland)	4,566,173	14,539
TOTAL IRELAND		67,433
Italy - 3.6%
Autostrade Spa	797,816	21,131
Banca Intesa Spa (d)	6,621,154	31,727
Banca Popolare di Milano	943,800	8,995
Banche Popolari Unite Scarl	1,003,900	21,413
Banco Popolare di Verona e Novara	1,355,466	25,118
Davide Campari-Milano Spa	182,300	13,031
ENI Spa sponsored ADR	458,700	57,549
Lottomatica Spa New	486,700	16,604
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Italy - continued
Mediobanca Spa	1,112,700	$ 18,399
Societa Iniziative Autostradali e Servizi Spa (SIAS)	840,000	11,779
Unicredito Italiano Spa	1,544,800	8,693
TOTAL ITALY		234,439
Japan - 16.4%
Advantest Corp.	66,800	4,715
Aisin Seiki Co. Ltd.	396,700	8,626
Aoyama Trading Co. Ltd.	1,000,200	26,185
Asahi Breweries Ltd.	1,239,100	15,800
Asahi Glass Co. Ltd.	2,567,000	28,473
Bank of Nagoya Ltd.	2,275,000	15,232
Canon, Inc. ADR	880,000	45,795
Credit Saison Co. Ltd.	822,000	28,145
Daiwa Securities Group, Inc.	2,883,000	18,285
E*Trade Securities Co. Ltd. (d)	2,595	9,256
East Japan Railway Co.	6,136	31,953
Hokuhoku Financial Group, Inc.	1,182,000	3,359
Honda Motor Co. Ltd.	519,300	25,030
Hoya Corp.	68,500	7,167
Ito Yokado Ltd.	353,200	12,228
JAFCO Co. Ltd.	206,100	11,873
Juroku Bank Ltd.	828,000	4,414
Keyence Corp.	50,000	11,063
Millea Holdings, Inc.	1,061	14,470
Mitsubishi Electric Corp.	4,230,000	22,431
Mitsubishi Securities Co. Ltd. (d)	1,632,000	13,588
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	800	6,920
Mitsui Fudosan Co. Ltd.	1,313,000	14,702
Mitsui Trust Holdings, Inc.	2,482,000	24,666
Mizuho Financial Group, Inc.	3,511	16,509
Murata Manufacturing Co. Ltd.	272,800	13,581
Nikko Cordial Corp.	7,468,000	34,901
Nikon Corp. (d)	1,013,000	10,657
Nippon Chemi-con Corp.	4,440,900	25,243
Nippon Electric Glass Co. Ltd.	1,283,800	20,472
Nippon Oil Corp.	1,643,000	11,627
Nishi-Nippon City Bank Ltd.	3,507,000	13,881
Nitori Co. Ltd.	194,500	13,115
Nitto Denko Corp.	514,600	28,123
Nomura Holdings, Inc.	1,559,000	19,893
NTT Urban Development Co.	1,658	7,464
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
OMC Card, Inc.	187,000	$ 2,370
Oracle Corp. Japan (d)	249,300	10,890
ORIX Corp.	279,100	38,039
Ricoh Co. Ltd.	1,487,000	23,741
SFCG Co. Ltd.	149,310	38,420
Sumitomo Forestry Co. Ltd.	2,053,000	18,660
Sumitomo Mitsui Financial Group, Inc.	9,173	59,316
Sumitomo Osaka Cement Co. Ltd.	8,325,000	21,120
T&D Holdings, Inc.	433,650	21,424
Taiheiyo Cement Corp.	4,508,000	12,640
Takara Holdings, Inc. (d)	569,000	3,652
Teijin Ltd.	3,565,000	16,150
TIS, Inc.	399,500	14,479
Tokuyama Corp.	2,365,000	18,045
Tokyo Electron Ltd.	481,600	24,895
Tokyo Tomin Bank Ltd.	347,500	10,042
Toyota Motor Corp. sponsored ADR	256,250	18,632
UFJ Holdings, Inc. (a)	6,323	33,288
Victor Co. of Japan Ltd.	2,502,200	19,521
Yahoo! Japan Corp. (d)	1,291	2,894
Yahoo! Japan Corp. New (d)	1,291	2,906
Yamato Transport Co. Ltd.	1,754,000	23,203
TOTAL JAPAN		1,054,169
Korea (South) - 1.4%
Hyundai Heavy Industries Co. Ltd.	141,800	7,210
Hyundai Mipo Dockyard Co. Ltd.	170,770	10,875
Kookmin Bank sponsored ADR	691,410	29,558
LG Electronics, Inc.	132,190	8,816
Samsung Heavy Industries Ltd.	1,857,430	13,971
Shinhan Financial Group Co. Ltd.	638,284	16,484
TOTAL KOREA (SOUTH)		86,914
Luxembourg - 1.3%
SES Global unit	2,267,320	30,283
Stolt-Nielsen SA Class B sponsored ADR	1,583,800	54,055
TOTAL LUXEMBOURG		84,338
Mexico - 0.5%
America Movil SA de CV Series L sponsored ADR	265,900	13,202
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Mexico - continued
Fomento Economico Mexicano SA de CV sponsored ADR	269,200	$ 13,743
Industrias Penoles SA de CV	1,538,800	7,238
TOTAL MEXICO		34,183
Netherlands - 4.6%
ASML Holding NV (NY Shares) (a)	3,265,400	47,316
Axalto Holding NV	378,100	10,973
EADS NV	631,428	18,021
Fugro NV (Certificaten Van Aandelen) unit	123,200	11,544
ING Groep NV sponsored ADR	1,586,100	43,475
Koninklijke Ahold NV (a)	2,957,000	22,444
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	782,286	32,534
Koninklijke Philips Electronics NV (NY Shares)	946,700	23,469
Koninklijke Wessanen NV	749,813	10,417
Randstad Holdings NV	370,200	15,107
Reed Elsevier NV ADR	780,300	22,582
VNU NV	725,153	20,507
Wolters Kluwer NV (Certificaten Van Aandelen)	998,129	17,836
TOTAL NETHERLANDS		296,225
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	139,200	9,523
Norway - 0.6%
DnB NOR ASA (d)	2,399,080	23,024
Norske Skogindustrier AS (A Shares)	705,300	12,410
Storebrand ASA (A Shares) (d)	616,100	4,632
TOTAL NORWAY		40,066
Poland - 0.1%
Polski Koncern Naftowy Orlen SA	375,400	5,152
Portugal - 0.3%
Brisa Auto-Estradas de Portugal SA	1,991,280	16,045
Impresa SGPS (a)	833,142	5,966
TOTAL PORTUGAL		22,011
Russia - 0.2%
Sistema Jsfc sponsored GDR (a)(e)	976,800	15,140
Singapore - 0.3%
Flextronics International Ltd. (a)	1,457,900	16,256
South Africa - 0.9%
Edgars Consolidated Stores Ltd.	196,200	8,086
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Massmart Holdings Ltd.	1,422,800	$ 10,256
Standard Bank Group Ltd.	1,783,300	17,783
Steinhoff International Holdings Ltd.	11,649,802	24,677
TOTAL SOUTH AFRICA		60,802
Spain - 2.7%
Actividades de Construccion y Servicios SA (ACS)	865,667	21,229
Antena 3 Television SA	928,188	18,697
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,300,800	20,136
Compania de Distribucion Integral Logista SA	105,220	5,333
Gestevision Telecinco SA	1,036,040	23,792
Inditex SA	621,127	18,534
Repsol YPF SA sponsored ADR	424,000	10,723
Telefonica SA sponsored ADR	1,125,700	57,411
TOTAL SPAIN		175,855
Sweden - 1.2%
Eniro AB	1,993,200	22,764
Gambro AB (A Shares)	811,672	11,021
Hennes & Mauritz AB (H&M) (B Shares) (d)	217,100	7,538
Securitas AB (B Shares)	1,150,600	18,552
Skandia Foersaekrings AB	3,250,500	15,401
TOTAL SWEDEN		75,276
Switzerland - 9.4%
ABB Ltd. (Reg.) (a)	7,491,450	46,704
Actelion Ltd. (Reg.) (a)	244,208	26,303
Alcon, Inc.	200,800	19,478
Clariant AG (Reg.)	753,772	11,844
Compagnie Financiere Richemont unit	1,137,738	34,072
Credit Suisse Group sponsored ADR	977,700	41,181
INFICON Holding AG (a)	65,883	5,816
Nestle SA (Reg.) (d)	294,586	77,892
Nobel Biocare Holding AG (Switzerland)	147,614	31,798
Novartis AG sponsored ADR	2,080,232	101,370
Phonak Holding AG	330,205	11,576
Roche Holding AG (participation certificate)	938,456	113,842
Schindler Holding AG (Reg.)	21,007	7,746
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	20,496	13,938
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Switzerland - continued
Syngenta AG sponsored ADR	1,187,700	$ 24,621
UBS AG (NY Shares) (d)	443,047	35,577
TOTAL SWITZERLAND		603,758
Taiwan - 2.0%
Acer, Inc.	10,915,000	17,889
Advanced Semiconductor Engineering, Inc.	26,756,000	17,814
Chi Mei Optoelectronics Corp.	12,471,000	21,158
Siliconware Precision Industries Co. Ltd.	23,203,000	20,128
Taiwan Semiconductor Manufacturing Co. Ltd.	8,483,000	14,093
United Microelectronics Corp.	38,429,000	22,634
United Microelectronics Corp. sponsored ADR	3,975,300	12,920
TOTAL TAIWAN		126,636
Thailand - 0.1%
Thai Oil PCL (For. Reg.)	3,760,000	6,148
United Kingdom - 11.7%
3i Group PLC	1,140,700	14,020
AstraZeneca PLC sponsored ADR	135,000	5,933
BAE Systems PLC	7,475,780	36,761
BP PLC sponsored ADR	2,227,600	135,661
British Airways PLC (a)	1,500,000	6,859
Capita Group PLC	5,784,313	41,927
Carnival PLC ADR (d)	358,000	18,527
Daily Mail & General Trust PLC Class A	446,267	5,734
Eircom Group PLC	3,510,400	8,492
FKI PLC	3,965,529	7,124
Group 4 Securicor PLC:
(Denmark) (a)	2,975,530	7,427
(United Kingdom)	8,483,800	21,451
Hilton Group PLC	1,324,337	6,978
HSBC Holdings PLC sponsored ADR (d)	603,400	48,302
Intertek Group PLC	1,641,516	24,002
Kesa Electricals PLC	898,212	4,581
Man Group PLC	392,500	9,180
Michael Page International PLC	4,242,940	15,694
National Grid Transco PLC	2,346,430	23,268
Rank Group PLC	2,067,027	10,333
Reckitt Benckiser PLC	958,038	31,247
Serco Group PLC	5,026,248	23,070
Taylor Nelson Sofres PLC	1,407,080	5,936
Tesco PLC	4,989,142	29,603
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Unilever PLC sponsored ADR	1,225,200	$ 46,999
Vodafone Group PLC sponsored ADR	5,585,200	146,000
Yell Group PLC	2,119,870	16,387
TOTAL UNITED KINGDOM		751,496
United States of America - 1.8%
News Corp. Class A	1,147,200	17,529
Shaw Group, Inc. (a)	324,500	5,864
Synthes, Inc.	316,528	36,071
Telewest Global, Inc. (a)	2,119,373	39,293
Transocean, Inc. (a)	323,800	15,015
TOTAL UNITED STATES OF AMERICA		113,772
TOTAL COMMON STOCKS (Cost $5,510,439)		6,130,979
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (f)	8,500	0
Nonconvertible Preferred Stocks - 0.9%
Italy - 0.9%
Banca Intesa Spa (Risp)	3,564,700	15,473
Buzzi Unicem Spa (Risp)	1,691,700	18,714
Telecom Italia Spa (Risp)	4,914,000	13,922
Unicredito Italiano Spa	1,329,088	8,156
TOTAL ITALY		56,265
TOTAL PREFERRED STOCKS (Cost $55,539)		56,265
Money Market Funds - 9.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.84% (b)	197,917,446	$ 197,917
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	431,728,277	431,728
TOTAL MONEY MARKET FUNDS (Cost $629,645)		629,645
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $6,195,623)		6,816,889
NET OTHER ASSETS - (5.9)%		(378,111)
NET ASSETS - 100%		$ 6,438,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,161,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ITF Optical Technologies, Inc. Series A	10/11/00	$ 90
Metrophotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $416,278) (cost $6,195,623) - See accompanying schedule		$ 6,816,889
Foreign currency held at value (cost $8,266)		8,207
Receivable for investments sold		30,594
Receivable for fund shares sold		26,183
Dividends receivable		27,392
Interest receivable		535
Prepaid expenses		12
Other affiliated receivables		1
Other receivables		2,460
Total assets		6,912,273

Liabilities
Payable for investments purchased	$ 26,242
Payable for fund shares redeemed	5,545
Accrued management fee	3,837
Distribution fees payable	1,885
Other affiliated payables	1,254
Other payables and accrued expenses	3,004
Collateral on securities loaned, at value	431,728
Total liabilities		473,495

Net Assets		$ 6,438,778
Net Assets consist of:
Paid in capital		$ 5,601,773
Undistributed net investment income		27,365
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		190,464
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		619,176
Net Assets		$ 6,438,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,963,153 ÷ 107,732 shares)	$ 18.22

Maximum offering price per share (100/94.25 of $18.22)	$ 19.33
Class T: Net Asset Value and redemption price per share ($1,895,789 ÷ 104,815 shares)	$ 18.09

Maximum offering price per share (100/96.50 of $18.09)	$ 18.75
Class B: Net Asset Value and offering price per share ($277,072 ÷ 15,672 shares)A	$ 17.68

Class C: Net Asset Value and offering price per share ($555,189 ÷ 31,351 shares)A	$ 17.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,747,575 ÷ 94,797 shares)	$ 18.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 69,079
Interest		3,162
Security lending		2,700
		74,941
Less foreign taxes withheld		(7,839)
Total income		67,102

Expenses
Management fee	$ 20,582
Transfer agent fees	6,139
Distribution fees	10,139
Accounting and security lending fees	892
Independent trustees' compensation	13
Custodian fees and expenses	1,033
Registration fees	357
Audit	47
Legal	11
Miscellaneous	21
Total expenses before reductions	39,234
Expense reductions	(1,804)	37,430
Net investment income (loss)		29,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $69)	211,043
Foreign currency transactions	(1,213)
Total net realized gain (loss)		209,830
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,184)	116,562
Assets and liabilities in foreign currencies	(331)
Total change in net unrealized appreciation (depreciation)		116,231
Net gain (loss)		326,061
Net increase (decrease) in net assets resulting from operations		$ 355,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,672	$ 11,332
Net realized gain (loss)	209,830	69,269
Change in net unrealized appreciation (depreciation)	116,231	311,354
Net increase (decrease) in net assets resulting from operations	355,733	391,955
Distributions to shareholders from net investment income	(10,883)	(10,785)
Distributions to shareholders from net realized gain	(21,643)	-
Total distributions	(32,526)	(10,785)
Share transactions - net increase (decrease)	1,549,775	2,786,474
Redemption fees	128	95
Total increase (decrease) in net assets	1,873,110	3,167,739

Net Assets
Beginning of period	4,565,668	1,397,929
End of period (including undistributed net investment income of $27,365 and undistributed net investment income of $8,576, respectively)	$ 6,438,778	$ 4,565,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 14.60	$ 11.12	$ 11.87	$ 14.54	$ 13.05
Income from Investment Operations
Net investment income (loss) E	.11	.08	.09	.07	.10	.22 F
Net realized and unrealized gain (loss)	1.27	2.41	3.45	(.82)	(2.48)	1.49
Total from investment operations	1.38	2.49	3.54	(.75)	(2.38)	1.71
Distributions from net investment income	(.05)	(.12)	(.06)	-	(.29)	(.03)
Distributions from net realized gain	(.08)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.13)	(.12)	(.06)	-	(.29)	(.22)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 18.22	$ 16.97	$ 14.60	$ 11.12	$ 11.87	$ 14.54
Total Return B, C, D	8.15%	17.15%	31.99%	(6.32)%	(16.69)%	13.13%
Ratios to Average Net Assets G
Expenses before expense reductions	1.27% A	1.31%	1.42%	1.46%	1.50%	1.52%
Expenses net of voluntary waivers, if any	1.27% A	1.31%	1.42%	1.46%	1.50%	1.52%
Expenses net of all reductions	1.21% A	1.27%	1.39%	1.43%	1.46%	1.50%
Net investment income (loss)	1.15% A	.51%	.71%	.54%	.77%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$ 1,963	$ 1,294	$ 241	$ 52	$ 38	$ 27
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.13 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.82	$ 14.47	$ 11.01	$ 11.80	$ 14.46	$ 13.02
Income from Investment Operations
Net investment income (loss) E	.08	.03	.05	.02	.06	.17 F
Net realized and unrealized gain (loss)	1.27	2.39	3.43	(.81)	(2.46)	1.49
Total from investment operations	1.35	2.42	3.48	(.79)	(2.40)	1.66
Distributions from net investment income	-	(.07)	(.02)	-	(.26)	(.03)
Distributions from net realized gain	(.08)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.08)	(.07)	(.02)	-	(.26)	(.22)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 18.09	$ 16.82	$ 14.47	$ 11.01	$ 11.80	$ 14.46
Total Return B, C, D	8.04%	16.78%	31.66%	(6.69)%	(16.90)%	12.78%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A	1.61%	1.75%	1.79%	1.81%	1.82%
Expenses net of voluntary waivers, if any	1.53% A	1.61%	1.75%	1.79%	1.81%	1.82%
Expenses net of all reductions	1.46% A	1.57%	1.72%	1.76%	1.76%	1.80%
Net investment income (loss)	.89% A	.21%	.38%	.21%	.47%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$ 1,896	$ 1,510	$ 552	$ 204	$ 153	$ 139
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.13 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.46	$ 14.19	$ 10.84	$ 11.68	$ 14.33	$ 12.96
Income from Investment Operations
Net investment income (loss) E	.02	(.07)	(.02)	(.04)	(.01)	.09 F
Net realized and unrealized gain (loss)	1.24	2.35	3.37	(.80)	(2.44)	1.49
Total from investment operations	1.26	2.28	3.35	(.84)	(2.45)	1.58
Distributions from net investment income	-	(.01)	-	-	(.20)	(.02)
Distributions from net realized gain	(.04)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.04)	(.01)	-	-	(.20)	(.21)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 17.68	$ 16.46	$ 14.19	$ 10.84	$ 11.68	$ 14.33
Total Return B, C, D	7.66%	16.08%	30.90%	(7.19)%	(17.33)%	12.21%
Ratios to Average Net Assets G
Expenses before expense reductions	2.17% A	2.24%	2.32%	2.32%	2.35%	2.36%
Expenses net of voluntary waivers, if any	2.17% A	2.24%	2.32%	2.32%	2.35%	2.36%
Expenses net of all reductions	2.11% A	2.20%	2.29%	2.29%	2.30%	2.34%
Net investment income (loss)	.24% A	(.42)%	(.19)%	(.32)%	(.07)%	.60%
Supplemental Data
Net assets, end of period (in millions)	$ 277	$ 196	$ 89	$ 49	$ 42	$ 44
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.13 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.22	$ 10.86	$ 11.68	$ 14.34	$ 12.96
Income from Investment Operations
Net investment income (loss) E	.03	(.05)	(.01)	(.03)	- H	.10 F
Net realized and unrealized gain (loss)	1.24	2.35	3.37	(.79)	(2.45)	1.48
Total from investment operations	1.27	2.30	3.36	(.82)	(2.45)	1.58
Distributions from net investment income	-	(.04)	-	-	(.21)	(.01)
Distributions from net realized gain	(.04)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.04)	(.04)	-	-	(.21)	(.20)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 17.71	$ 16.48	$ 14.22	$ 10.86	$ 11.68	$ 14.34
Total Return B, C, D	7.71%	16.21%	30.94%	(7.02)%	(17.33)%	12.21%
Ratios to Average Net Assets G
Expenses before expense reductions	2.07% A	2.13%	2.23%	2.25%	2.28%	2.32%
Expenses net of voluntary waivers, if any	2.07% A	2.13%	2.23%	2.25%	2.28%	2.32%
Expenses net of all reductions	2.01% A	2.09%	2.20%	2.22%	2.24%	2.30%
Net investment income (loss)	.35% A	(.31)%	(.10)%	(.25)%	(.01)%	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 555	$ 381	$ 124	$ 54	$ 44	$ 38
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.13 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 14.74	$ 11.22	$ 11.94	$ 14.60	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.13	.13	.13	.11	.14	.26 E
Net realized and unrealized gain (loss)	1.29	2.44	3.48	(.83)	(2.48)	1.49
Total from investment operations	1.42	2.57	3.61	(.72)	(2.34)	1.75
Distributions from net investment income	(.09)	(.13)	(.09)	-	(.32)	(.04)
Distributions from net realized gain	(.08)	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.02)
Total distributions	(.17)	(.13)	(.09)	-	(.32)	(.23)
Redemption fees added to paid in capital D	- G	- G	-	-	-	-
Net asset value, end of period	$ 18.43	$ 17.18	$ 14.74	$ 11.22	$ 11.94	$ 14.60
Total Return B, C	8.29%	17.54%	32.41%	(6.03)%	(16.38)%	13.42%
Ratios to Average Net Assets F
Expenses before expense reductions	.98% A	1.03%	1.09%	1.11%	1.17%	1.24%
Expenses net of voluntary waivers, if any	.98% A	1.03%	1.09%	1.11%	1.17%	1.24%
Expenses net of all reductions	.91% A	.98%	1.06%	1.07%	1.12%	1.22%
Net investment income (loss)	1.44% A	.80%	1.04%	.89%	1.11%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,748	$ 1,185	$ 391	$ 88	$ 43	$ 20
Portfolio turnover rate	66% A	72%	49%	53%	84%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regula-tory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 789,638
Unrealized depreciation	(175,157)
Net unrealized appreciation (depreciation)	$ 614,481
Cost for federal income tax purposes	$ 6,202,408

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,481,654 and $1,790,167, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,093	$ 33
Class T	.25%	.25%	4,396	242
Class B	.75%	.25%	1,223	919
Class C	.75%	.25%	2,427	1,211
			$ 10,139	$ 2,405

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 658
Class T	116
Class B*	178
Class C*	45
$ 997

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,786	.21 *
Class T	1,957	.22 *
Class B	450	.37 *
Class C	637	.26 *
Institutional Class	1,309	.17 *
	$ 6,139

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,716 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,803 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $1.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 4,172	$ 2,739
Class T	-	3,117
Class B	-	70
Class C	-	442
Institutional Class	6,711	4,417
Total	$ 10,883	$ 10,785
From net realized gain
Class A	$ 6,675	$ -
Class T	7,510	-
Class B	505	-
Class C	988	-
Institutional Class	5,965	-
Total	$ 21,643	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	44,284	75,525	$ 816,451	$ 1,219,587
Reinvestment of distributions	432	132	7,686	2,005
Shares redeemed	(13,204)	(15,926)	(243,872)	(257,408)
Net increase (decrease)	31,512	59,731	$ 580,265	$ 964,184
Class T
Shares sold	32,030	67,314	$ 585,463	$ 1,076,867
Reinvestment of distributions	398	183	7,025	2,756
Shares redeemed	(17,385)	(15,917)	(317,651)	(255,724)
Net increase (decrease)	15,043	51,580	$ 274,837	$ 823,899
Class B
Shares sold	4,574	6,650	$ 82,005	$ 104,459
Reinvestment of distributions	25	4	427	59
Shares redeemed	(840)	(1,035)	(15,003)	(16,283)
Net increase (decrease)	3,759	5,619	$ 67,429	$ 88,235
Class C
Shares sold	10,002	16,221	$ 179,441	$ 254,211
Reinvestment of distributions	40	22	699	327
Shares redeemed	(1,813)	(1,843)	(32,445)	(29,087)
Net increase (decrease)	8,229	14,400	$ 147,695	$ 225,451
Institutional Class
Shares sold	35,914	56,867	$ 667,405	$ 924,747
Reinvestment of distributions	418	120	7,508	1,832
Shares redeemed	(10,484)	(14,589)	(195,364)	(241,874)
Net increase (decrease)	25,848	42,398	$ 479,549	$ 684,705

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIFI-USAN-0605
1.784872.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,166.60	$ 9.24**
HypotheticalA	$ 1,000.00	$ 1,016.27	$ 8.60**
Class T
Actual	$ 1,000.00	$ 1,164.90	$ 10.57**
HypotheticalA	$ 1,000.00	$ 1,015.03	$ 9.84**
Class B
Actual	$ 1,000.00	$ 1,162.40	$ 13.24**
HypotheticalA	$ 1,000.00	$ 1,012.55	$ 12.33**
Class C
Actual	$ 1,000.00	$ 1,162.40	$ 13.24**
HypotheticalA	$ 1,000.00	$ 1,012.55	$ 12.33**
Institutional Class
Actual	$ 1,000.00	$ 1,168.90	$ 8.07**
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.72%**
Class T	1.97%**
Class B	2.47%**
Class C	2.47%**
Institutional Class	1.50%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 8.06
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 9.40
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 12.07
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 12.07
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.73
HypotheticalA		$ 6.26

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	6.2	6.7
Kookmin Bank	3.1	3.1
Hyundai Motor Co.	3.0	3.1
Hutchison Whampoa Ltd.	2.4	1.9
Esprit Holdings Ltd.	1.9	1.5
CNOOC Ltd.	1.9	1.7
Hyundai Mipo Dockyard Co. Ltd.	1.8	1.5
Kia Motors Corp.	1.8	2.0
S-Oil Corp.	1.8	1.8
HSBC Holdings PLC (Hong Kong) (Reg.)	1.7	2.4
	25.6
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	28.3
Information Technology	18.5	11.4
Industrials	14.2	12.0
Consumer Discretionary	11.7	9.0
Energy	8.4	10.8
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 93.9%	Stocks 89.9%
Short-Term Investments and Net Other Assets 6.1%	Short-Term Investments and Net Other Assets 10.1%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (Note 1)
Bermuda - 1.5%
Asia Aluminum Holdings Ltd. (a)	1,806,000	$ 208,513
GOME Electrical Appliances Holdings Ltd.	404,000	393,883
Ports Design Ltd.	103,000	70,030
Skyworth Digital Holdings Ltd.	784,000	116,667
TOTAL BERMUDA		789,093
Cayman Islands - 2.8%
Beauty China Holdings Ltd.	248,000	140,040
China Shineway Pharmaceutical Group Ltd.	188,000	96,470
Dynasty Fine Wines Group Ltd.	746,000	279,922
eLong, Inc. sponsored ADR	8,300	72,127
Kingboard Chemical Holdings Ltd.	189,000	562,500
Semiconductor Manufacturing International Corp.	1,970,000	384,134
TOTAL CAYMAN ISLANDS		1,535,193
China - 7.0%
Beijing Media Corp. Ltd. (H Shares)	38,500	90,383
China International Marine Containers Co. Ltd. (B Shares)	530,600	787,541
Chitaly Holdings Ltd.	332,000	302,391
Netease.com, Inc. sponsored ADR (a)(d)	4,100	202,499
PetroChina Co. Ltd. (H Shares)	1,228,000	733,239
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	82,500	125,943
Shanghai Electric (Group) Corp. (H Shares) (a)	726,000	156,466
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	134,100	155,556
Tencent Holdings Ltd.	233,000	161,407
UBS AG London Branch warrants 2/16/06 (a)	245,800	203,436
Weichai Power Co. Ltd. (H Shares)	124,000	429,495
Yantai Changyu Pioneer Wine Co. (B Shares)	155,700	241,683
ZTE Corp. (H Shares)	83,400	239,120
TOTAL CHINA		3,829,159
Hong Kong - 14.9%
ASM Pacific Technology Ltd.	11,500	46,766
CNOOC Ltd.	1,880,500	1,012,085
Cosco Pacific Ltd.	72,000	156,096
Esprit Holdings Ltd.	142,500	1,060,268
Far East Consortium International Ltd.	415,000	177,016
Great Eagle Holdings Ltd.	88,000	198,122
Henderson Land Development Co. Ltd.	42,000	195,043
Hong Kong & Shanghai Hotels Ltd.	174,000	164,063
Hopewell Holdings Ltd.	99,000	240,667
Hutchison Whampoa Ltd.	146,000	1,301,698
JCG Holdings Ltd.	582,000	522,629
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
K Wah Construction Materials Ltd.	348,000	$ 332,589
Li & Fung Ltd.	124,000	237,018
Next Media Ltd. (a)	1,104,000	449,661
Sino Land Co.	224,000	209,770
Sun Hung Kai Properties Ltd.	70,000	669,001
Wharf Holdings Ltd.	243,000	808,940
Wing Hang Bank Ltd.	50,000	315,579
TOTAL HONG KONG		8,097,011
India - 8.1%
Alembic Ltd.	29,900	177,452
Astra Microwave Products Ltd.	7,200	190,030
Britannia Industries Ltd.	4,900	96,246
Crompton Greaves Ltd.	39,200	398,544
Gateway Distriparks Ltd.	43,276	147,226
Housing Development Finance Corp. Ltd.	22,900	385,551
ITC Ltd.	15,430	510,792
Kotak Mahindra Bank Ltd.	33,710	235,225
Larsen & Toubro Ltd.	15,700	349,427
Max India Ltd. (a)	28,250	341,498
Oil & Natural Gas Corp. Ltd.	23,263	434,514
Pantaloon Retail India Ltd.	20,360	428,437
Punjab National Bank	1,984	16,367
State Bank of India	45,830	674,048
TOTAL INDIA		4,385,357
Indonesia - 2.2%
PT Bank Mandiri Persero Tbk	1,012,500	169,279
PT Bank PAN Indonesia Tbk	2,166,000	105,244
PT Indosat Tbk	424,500	192,954
PT Mitra Adiperkasa Tbk	2,913,500	273,996
PT Semen Gresik Tbk	68,500	113,809
PT Telkomunikasi Indonesia Tbk Series B	763,500	341,061
TOTAL INDONESIA		1,196,343
Korea (South) - 22.9%
Binggrea Co. Ltd.	5,980	233,898
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	35,330	630,703
FINETEC Corp.	59,980	583,498
Hana Bank	7,960	200,377
Hyundai Mipo Dockyard Co. Ltd.	15,680	998,575
Jahwa Electronics Co. Ltd.	13,270	111,792
Keangnam Enterprises (a)	20,000	198,776
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Kia Motors Corp.	78,070	$ 966,968
Kookmin Bank	39,480	1,662,982
Korea Exchange Bank (a)	30,690	257,007
LG Electronics, Inc.	1,850	123,383
LG Household & Health Care Ltd.	7,000	230,970
NCsoft Corp. (a)	3,690	283,476
Nong Shim Co. Ltd.	640	195,768
POSCO	1,930	347,442
S-Oil Corp.	13,910	965,371
Samsung Electronics Co. Ltd.	7,457	3,380,365
Shinhan Financial Group Co. Ltd.	13,960	360,515
Shinsegae Co. Ltd.	1,720	548,551
SK Corp.	2,980	165,871
TOTAL KOREA (SOUTH)		12,446,288
Malaysia - 2.8%
British American Tobacco (Malaysia) BHD	29,200	330,421
Malayan Banking BHD	144,700	441,716
Malaysian International Shipping Corp. BHD (For. Reg.)	69,500	325,553
Public Bank BHD (For. Reg.)	91,225	165,645
Tenaga Nasional BHD	85,200	237,663
TOTAL MALAYSIA		1,500,998
Philippines - 0.7%
Philippine Long Distance Telephone Co.	15,370	392,280
Singapore - 9.2%
CapitaLand Ltd.	422,000	656,920
Chartered Semiconductor Manufacturing Ltd. (a)	321,000	186,161
DBS Group Holdings Ltd.	102,000	890,422
HTL International Holdings Ltd.	259,000	188,151
Keppel Corp. Ltd.	85,000	555,216
Oversea-Chinese Banking Corp. Ltd.	20,000	163,604
Parkway Holdings Ltd.	233,000	236,115
Petra Foods Ltd.	323,000	236,616
Shanghai Asia Holdings Ltd.	1,282,000	215,219
SIA Engineering Co. Ltd.	261,000	364,868
Singapore Petroleum Co. Ltd.	79,000	198,694
STATS ChipPAC Ltd. (a)	325,000	198,401
United Overseas Bank Ltd.	103,000	899,151
TOTAL SINGAPORE		4,989,538
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 12.6%
Acer, Inc.	342,000	$ 560,512
Advanced Semiconductor Engineering, Inc.	328,000	218,387
Advantech Co. Ltd.	193,000	449,757
Cathay Financial Holding Co. Ltd.	219,000	396,079
Chinatrust Financial Holding Co.	489,484	560,149
Formosa Plastics Corp.	158,000	271,594
Min Aik Technology Co. Ltd.	202,000	409,302
Pihsiang Machinery Manufacturing Co.	162,000	386,332
Siliconware Precision Industries Co. Ltd.	534,000	463,233
Springsoft, Inc.	71,000	144,318
Taishin Financial Holdings Co. Ltd.	977,000	874,109
Taiwan Semiconductor Manufacturing Co. Ltd.	286,000	475,141
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	44,400	382,284
Tsann Kuen Enterprise Co. Ltd.	90,000	113,508
United Microelectronics Corp.	193,000	113,675
United Microelectronics Corp. sponsored ADR (d)	152,100	494,325
Yuanta Core Pacific Securities Co. Ltd.	599,000	425,666
Yuen Foong Yu Paper Manufacturing Co.	174,000	82,154
TOTAL TAIWAN		6,820,525
Thailand - 4.5%
AAPICO Hitech PCL unit	221,100	183,573
Advanced Info Service PCL (For. Reg.)	91,400	220,129
Bangkok Bank Ltd. PCL (For. Reg.)	109,400	296,763
Bumrungrad Hospital PCL:
unit (a)	206,000	90,349
(For. Reg.) (a)	114,200	50,086
Krung Thai Bank Public Co. Ltd.	526,100	112,035
Minor International PCL (For. Reg.)	442,400	44,414
PTT Exploration & Production PCL (For. Reg.)	47,100	415,536
Shin Corp. PCL (For. Reg.)	129,900	123,495
Sino Thai Engineering & Construction PCL:
(For. Reg.)	853,000	177,325
(For. Reg.) warrants 3/17/08 (a)	142,167	0
Thai Oil PCL (For. Reg.)	371,800	607,963
TPI Polene PCL (a)	221,700	141,917
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		2,463,585
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - 1.7%
HSBC Holdings PLC (Hong Kong) (Reg.)	56,176	$ 899,378
TOTAL COMMON STOCKS (Cost $41,797,034)		49,344,748
Nonconvertible Preferred Stocks - 3.0%

Korea (South) - 3.0%
Hyundai Motor Co. (Cost $1,078,005)	47,300	1,636,595
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 2.84% (b)	2,628,867	2,628,867
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	597,400	597,400
TOTAL MONEY MARKET FUNDS (Cost $3,226,267)		3,226,267
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $46,101,306)		54,207,610
NET OTHER ASSETS - 0.2%		109,275
NET ASSETS - 100%		$ 54,316,885
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $562,860) (cost $46,101,306) - See accompanying schedule		$ 54,207,610
Foreign currency held at value (cost $197,434)		198,282
Receivable for investments sold		385,344
Receivable for fund shares sold		65,056
Dividends receivable		187,780
Interest receivable		7,245
Prepaid expenses		123
Receivable from investment adviser for expense reductions		11,634
Other receivables		271,526
Total assets		55,334,600

Liabilities
Payable for investments purchased	$ 183,034
Payable for fund shares redeemed	67,605
Accrued management fee	32,849
Distribution fees payable	24,457
Other affiliated payables	18,117
Other payables and accrued expenses	94,253
Collateral on securities loaned, at value	597,400
Total liabilities		1,017,715

Net Assets		$ 54,316,885
Net Assets consist of:
Paid in capital		$ 44,837,963
Undistributed net investment income		137,064
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,233,446
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,108,412
Net Assets		$ 54,316,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,371,471 ÷ 1,501,644 shares)	$ 16.23

Maximum offering price per share (100/94.25 of $16.23)	$ 17.22
Class T: Net Asset Value and redemption price per share ($11,080,099 ÷ 691,429 shares)	$ 16.02

Maximum offering price per share (100/96.50 of $16.02)	$ 16.60
Class B: Net Asset Value and offering price per share ($8,911,153 ÷ 571,506 shares)A	$ 15.59

Class C: Net Asset Value and offering price per share ($8,625,202 ÷ 553,087 shares)A	$ 15.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,328,960 ÷ 80,752 shares)	$ 16.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 688,837
Interest		23,206
Security lending		1,237
		713,280
Less foreign taxes withheld		(75,990)
Total income		637,290

Expenses
Management fee	$ 179,813
Transfer agent fees	93,106
Distribution fees	132,687
Accounting and security lending fees	15,070
Independent trustees' compensation	118
Custodian fees and expenses	69,634
Registration fees	44,688
Audit	51,474
Legal	3,803
Miscellaneous	3,554
Total expenses before reductions	593,947
Expense reductions	(94,949)	498,998
Net investment income (loss)		138,292
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,469,588
Foreign currency transactions	36,337
Total net realized gain (loss)		1,505,925
Change in net unrealized appreciation (depreciation) on: Investment securities	5,359,201
Assets and liabilities in foreign currencies	(16,376)
Total change in net unrealized appreciation (depreciation)		5,342,825
Net gain (loss)		6,848,750
Net increase (decrease) in net assets resulting from operations		$ 6,987,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,292	$ (21,099)
Net realized gain (loss)	1,505,925	5,045,008
Change in net unrealized appreciation (depreciation)	5,342,825	(2,706,763)
Net increase (decrease) in net assets resulting from operations	6,987,042	2,317,146
Distributions to shareholders from net investment income	-	(387,542)
Distributions to shareholders from net realized gain	(154,881)	-
Total distributions	(154,881)	(387,542)
Share transactions - net increase (decrease)	4,722,071	389,641
Redemption fees	5,716	18,627
Total increase (decrease) in net assets	11,559,948	2,337,872

Net Assets
Beginning of period	42,756,937	40,419,065
End of period (including undistributed net investment income of $137,064 and accumulated net investment loss of $1,228, respectively)	$ 54,316,885	$ 42,756,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 13.07	$ 9.89	$ 9.15	$ 12.29	$ 15.01
Income from Investment Operations
Net investment income (loss) E	.07	.03	.07	(.02)	(.03)	(.12)
Net realized and unrealized gain (loss)	2.25	1.00 H	3.11	.76	(3.11)	(2.60)
Total from investment operations	2.32	1.03	3.18	.74	(3.14)	(2.72)
Distributions from net investment income	-	(.15)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.15)	-	-	-	-
Redemption fees added to paid in capital E	- G	.01	-	-	-	-
Net asset value, end of period	$ 16.23	$ 13.96	$ 13.07	$ 9.89	$ 9.15	$ 12.29
Total Return B, C, D	16.66%	8.01% H	32.15%	8.09%	(25.55)%	(18.12)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.05% A	2.24%	2.81%	2.56%	2.56%	1.98%
Expenses net of voluntary waivers, if any	1.72% A	2.00%	2.02%	2.00%	2.00%	1.98%
Expenses net of all reductions	1.72% A	1.99%	2.02%	1.98%	1.97%	1.96%
Net investment income (loss)	.84% A	.21%	.70%	(.17)%	(.26)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,371	$ 21,099	$ 24,161	$ 18,314	$ 18,151	$ 31,386
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 12.92	$ 9.81	$ 9.09	$ 12.25	$ 15.01
Income from Investment Operations
Net investment income (loss) E	.05	- G	.05	(.05)	(.06)	(.14)
Net realized and unrealized gain (loss)	2.22	.99 H	3.06	.77	(3.10)	(2.62)
Total from investment operations	2.27	.99	3.11	.72	(3.16)	(2.76)
Distributions from net investment income	-	(.12)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.12)	-	-	-	-
Redemption fees added to paid in capital E	- G	.01	-	-	-	-
Net asset value, end of period	$ 16.02	$ 13.80	$ 12.92	$ 9.81	$ 9.09	$ 12.25
Total Return B, C, D	16.49%	7.78% H	31.70%	7.92%	(25.80)%	(18.39)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.45% A	2.76%	3.43%	3.16%	3.41%	2.17%
Expenses net of voluntary waivers, if any	1.97% A	2.25%	2.27%	2.25%	2.25%	2.17%
Expenses net of all reductions	1.97% A	2.24%	2.26%	2.23%	2.22%	2.15%
Net investment income (loss)	.59% A	(.04)%	.45%	(.42)%	(.51)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,080	$ 7,658	$ 4,982	$ 4,347	$ 2,842	$ 4,165
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.64	$ 9.63	$ 8.97	$ 12.15	$ 14.98
Income from Investment Operations
Net investment income (loss) E	.01	(.07)	(.01)	(.10)	(.11)	(.24)
Net realized and unrealized gain (loss)	2.17	.96 H	3.02	.76	(3.07)	(2.59)
Total from investment operations	2.18	.89	3.01	.66	(3.18)	(2.83)
Distributions from net investment income	-	(.08)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.08)	-	-	-	-
Redemption fees added to paid in capital E	- G	.01	-	-	-	-
Net asset value, end of period	$ 15.59	$ 13.46	$ 12.64	$ 9.63	$ 8.97	$ 12.15
Total Return B, C, D	16.24%	7.14% H	31.26%	7.36%	(26.17)%	(18.89)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.93% A	3.19%	3.87%	3.63%	3.66%	2.77%
Expenses net of voluntary waivers, if any	2.47% A	2.75%	2.77%	2.75%	2.75%	2.77%
Expenses net of all reductions	2.47% A	2.74%	2.77%	2.73%	2.72%	2.75%
Net investment income (loss)	.09% A	(.54)%	(.05)%	(.92)%	(1.01)%	(1.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,911	$ 7,065	$ 5,157	$ 2,787	$ 2,466	$ 3,664
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.65	$ 9.64	$ 8.98	$ 12.16	$ 14.97
Income from Investment Operations
Net investment income (loss) E	.01	(.07)	(.01)	(.10)	(.11)	(.23)
Net realized and unrealized gain (loss)	2.17	.96 H	3.02	.76	(3.07)	(2.58)
Total from investment operations	2.18	.89	3.01	.66	(3.18)	(2.81)
Distributions from net investment income	-	(.09)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.09)	-	-	-	-
Redemption fees added to paid in capital E	- G	.01	-	-	-	-
Net asset value, end of period	$ 15.59	$ 13.46	$ 12.65	$ 9.64	$ 8.98	$ 12.16
Total Return B, C, D	16.24%	7.14% H	31.22%	7.35%	(26.15)%	(18.77)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.85% A	3.02%	3.70%	3.53%	3.52%	2.68%
Expenses net of voluntary waivers, if any	2.47% A	2.75%	2.77%	2.75%	2.75%	2.68%
Expenses net of all reductions	2.47% A	2.74%	2.76%	2.73%	2.72%	2.66%
Net investment income (loss)	.09% A	(.54)%	(.05)%	(.92)%	(1.01)%	(1.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,625	$ 6,484	$ 4,581	$ 2,220	$ 1,263	$ 2,124
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 13.20	$ 9.97	$ 9.21	$ 12.34	$ 15.03
Income from Investment Operations
Net investment income (loss) D	.09	.06	.10	.01	- F	(.03)
Net realized and unrealized gain (loss)	2.29	1.01 G	3.13	.75	(3.13)	(2.66)
Total from investment operations	2.38	1.07	3.23	.76	(3.13)	(2.69)
Distributions from net investment income	-	(.15)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.15)	-	-	-	-
Redemption fees added to paid in capital D	- F	.01	-	-	-	-
Net asset value, end of period	$ 16.46	$ 14.13	$ 13.20	$ 9.97	$ 9.21	$ 12.34
Total Return B, C	16.89%	8.24% G	32.40%	8.25%	(25.36)%	(17.90)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.70% A	2.11%	2.55%	2.18%	2.20%	1.45%
Expenses net of voluntary waivers, if any	1.50% A	1.75%	1.77%	1.75%	1.75%	1.45%
Expenses net of all reductions	1.50% A	1.74%	1.77%	1.73%	1.72%	1.42%
Net investment income (loss)	1.06% A	.46%	.94%	.08%	(.01)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,329	$ 452	$ 1,538	$ 674	$ 658	$ 1,523
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

On September 27, 2004, the fund received a final and favorable ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The favorable ruling entitles the fund to a refund of capital gains taxes paid in the current and prior years and exempts the fund from taxes on future realized gains. The total benefit to the fund resulting from the ruling was US $1,547,115, and the per-share and total return impacts are disclosed on the Financial Highlights.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,236,370
Unrealized depreciation	(1,139,420)
Net unrealized appreciation (depreciation)	$ 8,096,950
Cost for federal income tax purposes	$ 46,110,660

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $16,212,796 and $10,500,073, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,482	$ 2,212
Class T	.25%	.25%	23,125	164
Class B	.75%	.25%	41,578	31,276
Class C	.75%	.25%	38,502	11,167
			$ 132,687	$ 44,819

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,878
Class T	3,196
Class B*	5,911
Class C*	2,208
$ 22,193

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 36,738	.31 *
Class T	21,884	.47 *
Class B	18,719	.45 *
Class C	14,480	.38 *
Institutional Class	1,285	.28 *
	$ 93,106

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $22,963 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%* - 2.00%	$ 38,147
Class T	1.75%* - 2.25%	22,092
Class B	2.25%* - 2.75%	18,826
Class C	2.25%* - 2.75%	14,654
Institutional Class	1.25%* - 1.75%	928
		$ 94,647

* Expense limitation in effect at period end.

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $288 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ -	$ 262,328
Class T	-	47,004
Class B	-	33,782
Class C	-	35,907
Institutional Class	-	8,521
Total	$ -	$ 387,542
From net realized gain
Class A	$ 75,153	$ -
Class T	27,877	-
Class B	25,998	-
Class C	24,310	-
Institutional Class	1,543	-
Total	$ 154,881	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	163,285	434,733	$ 2,601,354	$ 6,185,174
Reinvestment of distributions	3,450	12,079	49,821	161,725
Shares redeemed	(176,645)	(783,804)	(2,775,926)	(10,515,828)
Net increase (decrease)	(9,910)	(336,992)	$ (124,751)	$ (4,168,929)
Class T
Shares sold	204,592	380,716	$ 3,271,984	$ 5,152,134
Reinvestment of distributions	1,927	3,427	27,491	45,376
Shares redeemed	(70,113)	(214,653)	(1,080,328)	(2,869,764)
Net increase (decrease)	136,406	169,490	$ 2,219,147	$ 2,327,746
Class B
Shares sold	121,422	349,019	$ 1,863,112	$ 4,672,186
Reinvestment of distributions	1,678	2,359	23,339	30,615
Shares redeemed	(76,381)	(234,681)	(1,167,031)	(3,052,361)
Net increase (decrease)	46,719	116,697	$ 719,420	$ 1,650,440
Class C
Shares sold	146,581	348,062	$ 2,250,874	$ 4,708,149
Reinvestment of distributions	1,423	2,295	19,794	29,763
Shares redeemed	(76,509)	(230,906)	(1,141,756)	(3,009,906)
Net increase (decrease)	71,495	119,451	$ 1,128,912	$ 1,728,006
Institutional Class
Shares sold	56,162	57,551	$ 899,847	$ 812,450
Reinvestment of distributions	24	102	347	1,386
Shares redeemed	(7,401)	(142,162)	(120,851)	(1,961,458)
Net increase (decrease)	48,785	(84,509)	$ 779,343	$ (1,147,622)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEA-USAN-0605
1.784873.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,166.60	$ 9.24**
HypotheticalA	$ 1,000.00	$ 1,016.27	$ 8.60**
Class T
Actual	$ 1,000.00	$ 1,164.90	$ 10.57**
HypotheticalA	$ 1,000.00	$ 1,015.03	$ 9.84**
Class B
Actual	$ 1,000.00	$ 1,162.40	$ 13.24**
HypotheticalA	$ 1,000.00	$ 1,012.55	$ 12.33**
Class C
Actual	$ 1,000.00	$ 1,162.40	$ 13.24**
HypotheticalA	$ 1,000.00	$ 1,012.55	$ 12.33**
Institutional Class
Actual	$ 1,000.00	$ 1,168.90	$ 8.07**
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.72%**
Class T	1.97%**
Class B	2.47%**
Class C	2.47%**
Institutional Class	1.50%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 8.06
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 9.40
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 12.07
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 12.07
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.73
HypotheticalA		$ 6.26

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	6.2	6.7
Kookmin Bank	3.1	3.1
Hyundai Motor Co.	3.0	3.1
Hutchison Whampoa Ltd.	2.4	1.9
Esprit Holdings Ltd.	1.9	1.5
CNOOC Ltd.	1.9	1.7
Hyundai Mipo Dockyard Co. Ltd.	1.8	1.5
Kia Motors Corp.	1.8	2.0
S-Oil Corp.	1.8	1.8
HSBC Holdings PLC (Hong Kong) (Reg.)	1.7	2.4
	25.6
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	28.3
Information Technology	18.5	11.4
Industrials	14.2	12.0
Consumer Discretionary	11.7	9.0
Energy	8.4	10.8
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 93.9%	Stocks 89.9%
Short-Term Investments and Net Other Assets 6.1%	Short-Term Investments and Net Other Assets 10.1%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (Note 1)
Bermuda - 1.5%
Asia Aluminum Holdings Ltd. (a)	1,806,000	$ 208,513
GOME Electrical Appliances Holdings Ltd.	404,000	393,883
Ports Design Ltd.	103,000	70,030
Skyworth Digital Holdings Ltd.	784,000	116,667
TOTAL BERMUDA		789,093
Cayman Islands - 2.8%
Beauty China Holdings Ltd.	248,000	140,040
China Shineway Pharmaceutical Group Ltd.	188,000	96,470
Dynasty Fine Wines Group Ltd.	746,000	279,922
eLong, Inc. sponsored ADR	8,300	72,127
Kingboard Chemical Holdings Ltd.	189,000	562,500
Semiconductor Manufacturing International Corp.	1,970,000	384,134
TOTAL CAYMAN ISLANDS		1,535,193
China - 7.0%
Beijing Media Corp. Ltd. (H Shares)	38,500	90,383
China International Marine Containers Co. Ltd. (B Shares)	530,600	787,541
Chitaly Holdings Ltd.	332,000	302,391
Netease.com, Inc. sponsored ADR (a)(d)	4,100	202,499
PetroChina Co. Ltd. (H Shares)	1,228,000	733,239
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	82,500	125,943
Shanghai Electric (Group) Corp. (H Shares) (a)	726,000	156,466
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	134,100	155,556
Tencent Holdings Ltd.	233,000	161,407
UBS AG London Branch warrants 2/16/06 (a)	245,800	203,436
Weichai Power Co. Ltd. (H Shares)	124,000	429,495
Yantai Changyu Pioneer Wine Co. (B Shares)	155,700	241,683
ZTE Corp. (H Shares)	83,400	239,120
TOTAL CHINA		3,829,159
Hong Kong - 14.9%
ASM Pacific Technology Ltd.	11,500	46,766
CNOOC Ltd.	1,880,500	1,012,085
Cosco Pacific Ltd.	72,000	156,096
Esprit Holdings Ltd.	142,500	1,060,268
Far East Consortium International Ltd.	415,000	177,016
Great Eagle Holdings Ltd.	88,000	198,122
Henderson Land Development Co. Ltd.	42,000	195,043
Hong Kong & Shanghai Hotels Ltd.	174,000	164,063
Hopewell Holdings Ltd.	99,000	240,667
Hutchison Whampoa Ltd.	146,000	1,301,698
JCG Holdings Ltd.	582,000	522,629
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
K Wah Construction Materials Ltd.	348,000	$ 332,589
Li & Fung Ltd.	124,000	237,018
Next Media Ltd. (a)	1,104,000	449,661
Sino Land Co.	224,000	209,770
Sun Hung Kai Properties Ltd.	70,000	669,001
Wharf Holdings Ltd.	243,000	808,940
Wing Hang Bank Ltd.	50,000	315,579
TOTAL HONG KONG		8,097,011
India - 8.1%
Alembic Ltd.	29,900	177,452
Astra Microwave Products Ltd.	7,200	190,030
Britannia Industries Ltd.	4,900	96,246
Crompton Greaves Ltd.	39,200	398,544
Gateway Distriparks Ltd.	43,276	147,226
Housing Development Finance Corp. Ltd.	22,900	385,551
ITC Ltd.	15,430	510,792
Kotak Mahindra Bank Ltd.	33,710	235,225
Larsen & Toubro Ltd.	15,700	349,427
Max India Ltd. (a)	28,250	341,498
Oil & Natural Gas Corp. Ltd.	23,263	434,514
Pantaloon Retail India Ltd.	20,360	428,437
Punjab National Bank	1,984	16,367
State Bank of India	45,830	674,048
TOTAL INDIA		4,385,357
Indonesia - 2.2%
PT Bank Mandiri Persero Tbk	1,012,500	169,279
PT Bank PAN Indonesia Tbk	2,166,000	105,244
PT Indosat Tbk	424,500	192,954
PT Mitra Adiperkasa Tbk	2,913,500	273,996
PT Semen Gresik Tbk	68,500	113,809
PT Telkomunikasi Indonesia Tbk Series B	763,500	341,061
TOTAL INDONESIA		1,196,343
Korea (South) - 22.9%
Binggrea Co. Ltd.	5,980	233,898
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	35,330	630,703
FINETEC Corp.	59,980	583,498
Hana Bank	7,960	200,377
Hyundai Mipo Dockyard Co. Ltd.	15,680	998,575
Jahwa Electronics Co. Ltd.	13,270	111,792
Keangnam Enterprises (a)	20,000	198,776
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Kia Motors Corp.	78,070	$ 966,968
Kookmin Bank	39,480	1,662,982
Korea Exchange Bank (a)	30,690	257,007
LG Electronics, Inc.	1,850	123,383
LG Household & Health Care Ltd.	7,000	230,970
NCsoft Corp. (a)	3,690	283,476
Nong Shim Co. Ltd.	640	195,768
POSCO	1,930	347,442
S-Oil Corp.	13,910	965,371
Samsung Electronics Co. Ltd.	7,457	3,380,365
Shinhan Financial Group Co. Ltd.	13,960	360,515
Shinsegae Co. Ltd.	1,720	548,551
SK Corp.	2,980	165,871
TOTAL KOREA (SOUTH)		12,446,288
Malaysia - 2.8%
British American Tobacco (Malaysia) BHD	29,200	330,421
Malayan Banking BHD	144,700	441,716
Malaysian International Shipping Corp. BHD (For. Reg.)	69,500	325,553
Public Bank BHD (For. Reg.)	91,225	165,645
Tenaga Nasional BHD	85,200	237,663
TOTAL MALAYSIA		1,500,998
Philippines - 0.7%
Philippine Long Distance Telephone Co.	15,370	392,280
Singapore - 9.2%
CapitaLand Ltd.	422,000	656,920
Chartered Semiconductor Manufacturing Ltd. (a)	321,000	186,161
DBS Group Holdings Ltd.	102,000	890,422
HTL International Holdings Ltd.	259,000	188,151
Keppel Corp. Ltd.	85,000	555,216
Oversea-Chinese Banking Corp. Ltd.	20,000	163,604
Parkway Holdings Ltd.	233,000	236,115
Petra Foods Ltd.	323,000	236,616
Shanghai Asia Holdings Ltd.	1,282,000	215,219
SIA Engineering Co. Ltd.	261,000	364,868
Singapore Petroleum Co. Ltd.	79,000	198,694
STATS ChipPAC Ltd. (a)	325,000	198,401
United Overseas Bank Ltd.	103,000	899,151
TOTAL SINGAPORE		4,989,538
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 12.6%
Acer, Inc.	342,000	$ 560,512
Advanced Semiconductor Engineering, Inc.	328,000	218,387
Advantech Co. Ltd.	193,000	449,757
Cathay Financial Holding Co. Ltd.	219,000	396,079
Chinatrust Financial Holding Co.	489,484	560,149
Formosa Plastics Corp.	158,000	271,594
Min Aik Technology Co. Ltd.	202,000	409,302
Pihsiang Machinery Manufacturing Co.	162,000	386,332
Siliconware Precision Industries Co. Ltd.	534,000	463,233
Springsoft, Inc.	71,000	144,318
Taishin Financial Holdings Co. Ltd.	977,000	874,109
Taiwan Semiconductor Manufacturing Co. Ltd.	286,000	475,141
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	44,400	382,284
Tsann Kuen Enterprise Co. Ltd.	90,000	113,508
United Microelectronics Corp.	193,000	113,675
United Microelectronics Corp. sponsored ADR (d)	152,100	494,325
Yuanta Core Pacific Securities Co. Ltd.	599,000	425,666
Yuen Foong Yu Paper Manufacturing Co.	174,000	82,154
TOTAL TAIWAN		6,820,525
Thailand - 4.5%
AAPICO Hitech PCL unit	221,100	183,573
Advanced Info Service PCL (For. Reg.)	91,400	220,129
Bangkok Bank Ltd. PCL (For. Reg.)	109,400	296,763
Bumrungrad Hospital PCL:
unit (a)	206,000	90,349
(For. Reg.) (a)	114,200	50,086
Krung Thai Bank Public Co. Ltd.	526,100	112,035
Minor International PCL (For. Reg.)	442,400	44,414
PTT Exploration & Production PCL (For. Reg.)	47,100	415,536
Shin Corp. PCL (For. Reg.)	129,900	123,495
Sino Thai Engineering & Construction PCL:
(For. Reg.)	853,000	177,325
(For. Reg.) warrants 3/17/08 (a)	142,167	0
Thai Oil PCL (For. Reg.)	371,800	607,963
TPI Polene PCL (a)	221,700	141,917
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		2,463,585
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - 1.7%
HSBC Holdings PLC (Hong Kong) (Reg.)	56,176	$ 899,378
TOTAL COMMON STOCKS (Cost $41,797,034)		49,344,748
Nonconvertible Preferred Stocks - 3.0%

Korea (South) - 3.0%
Hyundai Motor Co. (Cost $1,078,005)	47,300	1,636,595
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 2.84% (b)	2,628,867	2,628,867
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	597,400	597,400
TOTAL MONEY MARKET FUNDS (Cost $3,226,267)		3,226,267
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $46,101,306)		54,207,610
NET OTHER ASSETS - 0.2%		109,275
NET ASSETS - 100%		$ 54,316,885
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $562,860) (cost $46,101,306) - See accompanying schedule		$ 54,207,610
Foreign currency held at value (cost $197,434)		198,282
Receivable for investments sold		385,344
Receivable for fund shares sold		65,056
Dividends receivable		187,780
Interest receivable		7,245
Prepaid expenses		123
Receivable from investment adviser for expense reductions		11,634
Other receivables		271,526
Total assets		55,334,600

Liabilities
Payable for investments purchased	$ 183,034
Payable for fund shares redeemed	67,605
Accrued management fee	32,849
Distribution fees payable	24,457
Other affiliated payables	18,117
Other payables and accrued expenses	94,253
Collateral on securities loaned, at value	597,400
Total liabilities		1,017,715

Net Assets		$ 54,316,885
Net Assets consist of:
Paid in capital		$ 44,837,963
Undistributed net investment income		137,064
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,233,446
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,108,412
Net Assets		$ 54,316,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,371,471 ÷ 1,501,644 shares)	$ 16.23

Maximum offering price per share (100/94.25 of $16.23)	$ 17.22
Class T: Net Asset Value and redemption price per share ($11,080,099 ÷ 691,429 shares)	$ 16.02

Maximum offering price per share (100/96.50 of $16.02)	$ 16.60
Class B: Net Asset Value and offering price per share ($8,911,153 ÷ 571,506 shares)A	$ 15.59

Class C: Net Asset Value and offering price per share ($8,625,202 ÷ 553,087 shares)A	$ 15.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,328,960 ÷ 80,752 shares)	$ 16.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 688,837
Interest		23,206
Security lending		1,237
		713,280
Less foreign taxes withheld		(75,990)
Total income		637,290

Expenses
Management fee	$ 179,813
Transfer agent fees	93,106
Distribution fees	132,687
Accounting and security lending fees	15,070
Independent trustees' compensation	118
Custodian fees and expenses	69,634
Registration fees	44,688
Audit	51,474
Legal	3,803
Miscellaneous	3,554
Total expenses before reductions	593,947
Expense reductions	(94,949)	498,998
Net investment income (loss)		138,292
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,469,588
Foreign currency transactions	36,337
Total net realized gain (loss)		1,505,925
Change in net unrealized appreciation (depreciation) on: Investment securities	5,359,201
Assets and liabilities in foreign currencies	(16,376)
Total change in net unrealized appreciation (depreciation)		5,342,825
Net gain (loss)		6,848,750
Net increase (decrease) in net assets resulting from operations		$ 6,987,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,292	$ (21,099)
Net realized gain (loss)	1,505,925	5,045,008
Change in net unrealized appreciation (depreciation)	5,342,825	(2,706,763)
Net increase (decrease) in net assets resulting from operations	6,987,042	2,317,146
Distributions to shareholders from net investment income	-	(387,542)
Distributions to shareholders from net realized gain	(154,881)	-
Total distributions	(154,881)	(387,542)
Share transactions - net increase (decrease)	4,722,071	389,641
Redemption fees	5,716	18,627
Total increase (decrease) in net assets	11,559,948	2,337,872

Net Assets
Beginning of period	42,756,937	40,419,065
End of period (including undistributed net investment income of $137,064 and accumulated net investment loss of $1,228, respectively)	$ 54,316,885	$ 42,756,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 13.07	$ 9.89	$ 9.15	$ 12.29	$ 15.01
Income from Investment Operations
Net investment income (loss) E	.07	.03	.07	(.02)	(.03)	(.12)
Net realized and unrealized gain (loss)	2.25	1.00 H	3.11	.76	(3.11)	(2.60)
Total from investment operations	2.32	1.03	3.18	.74	(3.14)	(2.72)
Distributions from net investment income	-	(.15)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.15)	-	-	-	-
Redemption fees added to paid in capital E	- G	.01	-	-	-	-
Net asset value, end of period	$ 16.23	$ 13.96	$ 13.07	$ 9.89	$ 9.15	$ 12.29
Total Return B, C, D	16.66%	8.01% H	32.15%	8.09%	(25.55)%	(18.12)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.05% A	2.24%	2.81%	2.56%	2.56%	1.98%
Expenses net of voluntary waivers, if any	1.72% A	2.00%	2.02%	2.00%	2.00%	1.98%
Expenses net of all reductions	1.72% A	1.99%	2.02%	1.98%	1.97%	1.96%
Net investment income (loss)	.84% A	.21%	.70%	(.17)%	(.26)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,371	$ 21,099	$ 24,161	$ 18,314	$ 18,151	$ 31,386
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 12.92	$ 9.81	$ 9.09	$ 12.25	$ 15.01
Income from Investment Operations
Net investment income (loss) E	.05	- G	.05	(.05)	(.06)	(.14)
Net realized and unrealized gain (loss)	2.22	.99 H	3.06	.77	(3.10)	(2.62)
Total from investment operations	2.27	.99	3.11	.72	(3.16)	(2.76)
Distributions from net investment income	-	(.12)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.12)	-	-	-	-
Redemption fees added to paid in capital E	- G	.01	-	-	-	-
Net asset value, end of period	$ 16.02	$ 13.80	$ 12.92	$ 9.81	$ 9.09	$ 12.25
Total Return B, C, D	16.49%	7.78% H	31.70%	7.92%	(25.80)%	(18.39)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.45% A	2.76%	3.43%	3.16%	3.41%	2.17%
Expenses net of voluntary waivers, if any	1.97% A	2.25%	2.27%	2.25%	2.25%	2.17%
Expenses net of all reductions	1.97% A	2.24%	2.26%	2.23%	2.22%	2.15%
Net investment income (loss)	.59% A	(.04)%	.45%	(.42)%	(.51)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,080	$ 7,658	$ 4,982	$ 4,347	$ 2,842	$ 4,165
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.64	$ 9.63	$ 8.97	$ 12.15	$ 14.98
Income from Investment Operations
Net investment income (loss) E	.01	(.07)	(.01)	(.10)	(.11)	(.24)
Net realized and unrealized gain (loss)	2.17	.96 H	3.02	.76	(3.07)	(2.59)
Total from investment operations	2.18	.89	3.01	.66	(3.18)	(2.83)
Distributions from net investment income	-	(.08)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.08)	-	-	-	-
Redemption fees added to paid in capital E	- G	.01	-	-	-	-
Net asset value, end of period	$ 15.59	$ 13.46	$ 12.64	$ 9.63	$ 8.97	$ 12.15
Total Return B, C, D	16.24%	7.14% H	31.26%	7.36%	(26.17)%	(18.89)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.93% A	3.19%	3.87%	3.63%	3.66%	2.77%
Expenses net of voluntary waivers, if any	2.47% A	2.75%	2.77%	2.75%	2.75%	2.77%
Expenses net of all reductions	2.47% A	2.74%	2.77%	2.73%	2.72%	2.75%
Net investment income (loss)	.09% A	(.54)%	(.05)%	(.92)%	(1.01)%	(1.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,911	$ 7,065	$ 5,157	$ 2,787	$ 2,466	$ 3,664
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.65	$ 9.64	$ 8.98	$ 12.16	$ 14.97
Income from Investment Operations
Net investment income (loss) E	.01	(.07)	(.01)	(.10)	(.11)	(.23)
Net realized and unrealized gain (loss)	2.17	.96 H	3.02	.76	(3.07)	(2.58)
Total from investment operations	2.18	.89	3.01	.66	(3.18)	(2.81)
Distributions from net investment income	-	(.09)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.09)	-	-	-	-
Redemption fees added to paid in capital E	- G	.01	-	-	-	-
Net asset value, end of period	$ 15.59	$ 13.46	$ 12.65	$ 9.64	$ 8.98	$ 12.16
Total Return B, C, D	16.24%	7.14% H	31.22%	7.35%	(26.15)%	(18.77)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.85% A	3.02%	3.70%	3.53%	3.52%	2.68%
Expenses net of voluntary waivers, if any	2.47% A	2.75%	2.77%	2.75%	2.75%	2.68%
Expenses net of all reductions	2.47% A	2.74%	2.76%	2.73%	2.72%	2.66%
Net investment income (loss)	.09% A	(.54)%	(.05)%	(.92)%	(1.01)%	(1.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,625	$ 6,484	$ 4,581	$ 2,220	$ 1,263	$ 2,124
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 13.20	$ 9.97	$ 9.21	$ 12.34	$ 15.03
Income from Investment Operations
Net investment income (loss) D	.09	.06	.10	.01	- F	(.03)
Net realized and unrealized gain (loss)	2.29	1.01 G	3.13	.75	(3.13)	(2.66)
Total from investment operations	2.38	1.07	3.23	.76	(3.13)	(2.69)
Distributions from net investment income	-	(.15)	-	-	-	-
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.05)	(.15)	-	-	-	-
Redemption fees added to paid in capital D	- F	.01	-	-	-	-
Net asset value, end of period	$ 16.46	$ 14.13	$ 13.20	$ 9.97	$ 9.21	$ 12.34
Total Return B, C	16.89%	8.24% G	32.40%	8.25%	(25.36)%	(17.90)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.70% A	2.11%	2.55%	2.18%	2.20%	1.45%
Expenses net of voluntary waivers, if any	1.50% A	1.75%	1.77%	1.75%	1.75%	1.45%
Expenses net of all reductions	1.50% A	1.74%	1.77%	1.73%	1.72%	1.42%
Net investment income (loss)	1.06% A	.46%	.94%	.08%	(.01)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,329	$ 452	$ 1,538	$ 674	$ 658	$ 1,523
Portfolio turnover rate	45% A	232%	172%	121%	62%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G In 2004 the fund received a favorable ruling in India which entitles the fund to a refund of capital gains taxes paid in the current and prior years. The impact to the fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

On September 27, 2004, the fund received a final and favorable ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The favorable ruling entitles the fund to a refund of capital gains taxes paid in the current and prior years and exempts the fund from taxes on future realized gains. The total benefit to the fund resulting from the ruling was US $1,547,115, and the per-share and total return impacts are disclosed on the Financial Highlights.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,236,370
Unrealized depreciation	(1,139,420)
Net unrealized appreciation (depreciation)	$ 8,096,950
Cost for federal income tax purposes	$ 46,110,660

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $16,212,796 and $10,500,073, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,482	$ 2,212
Class T	.25%	.25%	23,125	164
Class B	.75%	.25%	41,578	31,276
Class C	.75%	.25%	38,502	11,167
			$ 132,687	$ 44,819

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,878
Class T	3,196
Class B*	5,911
Class C*	2,208
$ 22,193

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 36,738	.31 *
Class T	21,884	.47 *
Class B	18,719	.45 *
Class C	14,480	.38 *
Institutional Class	1,285	.28 *
	$ 93,106

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $22,963 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%* - 2.00%	$ 38,147
Class T	1.75%* - 2.25%	22,092
Class B	2.25%* - 2.75%	18,826
Class C	2.25%* - 2.75%	14,654
Institutional Class	1.25%* - 1.75%	928
		$ 94,647

* Expense limitation in effect at period end.

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $288 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ -	$ 262,328
Class T	-	47,004
Class B	-	33,782
Class C	-	35,907
Institutional Class	-	8,521
Total	$ -	$ 387,542
From net realized gain
Class A	$ 75,153	$ -
Class T	27,877	-
Class B	25,998	-
Class C	24,310	-
Institutional Class	1,543	-
Total	$ 154,881	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	163,285	434,733	$ 2,601,354	$ 6,185,174
Reinvestment of distributions	3,450	12,079	49,821	161,725
Shares redeemed	(176,645)	(783,804)	(2,775,926)	(10,515,828)
Net increase (decrease)	(9,910)	(336,992)	$ (124,751)	$ (4,168,929)
Class T
Shares sold	204,592	380,716	$ 3,271,984	$ 5,152,134
Reinvestment of distributions	1,927	3,427	27,491	45,376
Shares redeemed	(70,113)	(214,653)	(1,080,328)	(2,869,764)
Net increase (decrease)	136,406	169,490	$ 2,219,147	$ 2,327,746
Class B
Shares sold	121,422	349,019	$ 1,863,112	$ 4,672,186
Reinvestment of distributions	1,678	2,359	23,339	30,615
Shares redeemed	(76,381)	(234,681)	(1,167,031)	(3,052,361)
Net increase (decrease)	46,719	116,697	$ 719,420	$ 1,650,440
Class C
Shares sold	146,581	348,062	$ 2,250,874	$ 4,708,149
Reinvestment of distributions	1,423	2,295	19,794	29,763
Shares redeemed	(76,509)	(230,906)	(1,141,756)	(3,009,906)
Net increase (decrease)	71,495	119,451	$ 1,128,912	$ 1,728,006
Institutional Class
Shares sold	56,162	57,551	$ 899,847	$ 812,450
Reinvestment of distributions	24	102	347	1,386
Shares redeemed	(7,401)	(142,162)	(120,851)	(1,961,458)
Net increase (decrease)	48,785	(84,509)	$ 779,343	$ (1,147,622)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEAI-USAN-0605
1.784874.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,148.90	$ 9.27**
Hypothetical A	$ 1,000.00	$ 1,016.17	$ 8.70**
Class T
Actual	$ 1,000.00	$ 1,147.10	$ 10.54**
Hypothetical A	$ 1,000.00	$ 1,014.98	$ 9.89**
Class B
Actual	$ 1,000.00	$ 1,144.50	$ 13.13**
Hypothetical A	$ 1,000.00	$ 1,012.55	$ 12.33**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,144.50	$ 13.19**
Hypothetical A	$ 1,000.00	$ 1,012.50	$ 12.37**
Institutional Class
Actual	$ 1,000.00	$ 1,149.60	$ 7.94**
Hypothetical A	$ 1,000.00	$ 1,017.41	$ 7.45**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.74%**
Class T	1.98%**
Class B	2.47%**
Class C	2.48%**
Institutional Class	1.49%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.60%
Actual		$ 8.53
Hypothetical A		$ 8.00
Class T	1.85%
Actual		$ 9.85
Hypothetical A		$ 9.25
Class B	2.35%
Actual		$ 12.50
Hypothetical A		$ 11.73
Class C	2.35%
Actual		$ 12.50
Hypothetical A		$ 11.73
Institutional Class	1.35%
Actual		$ 7.20
Hypothetical A		$ 6.76

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	7.1	6.7
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.4	2.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.0	1.1
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.9	0.9
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	1.9	2.1
	15.3
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	15.7
Information Technology	16.0	13.7
Consumer Discretionary	12.8	11.0
Telecommunication Services	11.0	14.5
Energy	10.7	12.5
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	23.2	18.6
South Africa	11.4	9.4
Brazil	9.1	10.5
Taiwan	8.9	7.7
Mexico	6.3	6.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 97.2%	Stocks 95.3%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 4.7%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
Argentina - 0.5%
Inversiones y Representaciones SA sponsored GDR (a)	4,400	$ 49,544
Nortel Inversora S A ADR (a)	2,000	16,500
TOTAL ARGENTINA		66,044
Austria - 2.2%
Bank Austria Creditanstalt AG	1,039	96,412
Raiffeisen International Bank Holding AG	2,900	150,756
voestalpine AG	500	34,115
TOTAL AUSTRIA		281,283
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	9,200	43,111
Central European Media Enterprises Ltd. Class A (a)	2,500	115,000
GOME Electrical Appliances Holdings Ltd.	48,000	46,798
TOTAL BERMUDA		204,909
Brazil - 9.1%
Aracruz Celulose SA (PN-B) sponsored ADR	900	27,630
Banco Bradesco SA (PN)	3,400	104,575
Banco Itau Holding Financeira SA (PN)	397	68,142
Caemi Mineracao E Metalurgia SA (PN)	51,200	39,486
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	1,965,200	25,687
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR (non-vtg.)	7,400	171,680
sponsored ADR	1,800	48,510
Diagnosticos da America SA	4,900	54,068
Gerdau SA sponsored ADR	4,200	40,950
Natura Cosmeticos SA	1,700	51,097
NET Servicos de Communicacao SA sponsored ADR	7,200	16,920
Petroleo Brasileiro SA Petrobras:
(PN)	3,500	128,594
(PN) sponsored ADR (non-vtg.)	3,000	110,250
sponsored ADR	2,100	88,053
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,100	13,936
GDR	700	23,233
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	4,400	88,383
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	5,650	62,094
TOTAL BRAZIL		1,163,288
Canada - 0.5%
PetroKazakhstan, Inc. Class A	2,200	63,709
Common Stocks - continued
	Shares	Value (Note 1)
Cayman Islands - 0.6%
Kingboard Chemical Holdings Ltd.	11,500	$ 34,226
Lifestyle International Holdings Ltd.	28,000	43,822
TOTAL CAYMAN ISLANDS		78,048
Chile - 0.2%
Lan Chile SA sponsored ADR	800	28,240
China - 1.9%
Beijing Capital International Airport Co. Ltd. (H Shares)	104,000	36,356
China International Marine Containers Co. Ltd. (B Shares)	41,700	61,893
China Petroleum & Chemical Corp. (H Shares)	239,500	93,860
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	58,000	8,780
Xinao Gas Holdings Ltd.	70,000	40,634
TOTAL CHINA		241,523
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	4,500	76,890
Philip Morris CR AS	100	68,675
TOTAL CZECH REPUBLIC		145,565
Egypt - 2.8%
Commercial International Bank Ltd. sponsored GDR	4,100	32,185
Lecico Egypt S.A.E. GDR (b)	600	10,500
Misr International Bank Sae GDR	1,550	5,270
Orascom Construction Industries SAE GDR	1,820	80,262
Orascom Telecom SAE GDR (a)	5,683	233,003
TOTAL EGYPT		361,220
Hong Kong - 2.6%
Chaoda Modern Agriculture (Holdings) Ltd.	262,700	104,471
China Overseas Land & Investment Ltd.	301,700	62,312
Kerry Properties Ltd.	24,500	53,587
Midland Realty Holdings Ltd.	99,600	62,608
Television Broadcasts Ltd.	9,000	45,259
TOTAL HONG KONG		328,237
Hungary - 1.1%
OTP Bank Rt.	4,700	143,857
India - 3.1%
Bank of India	21,400	40,356
Bharat Forge Ltd.	1,302	38,868
Crompton Greaves Ltd.	2,489	25,306
Larsen & Toubro Ltd.	1,840	40,952
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
Mphasis BFL Ltd.	2,578	$ 13,059
Oil & Natural Gas Corp. Ltd.	3,261	60,910
Reliance Industries Ltd.	9,100	110,644
State Bank of India	4,749	69,846
TOTAL INDIA		399,941
Indonesia - 1.1%
PT Astra International Tbk	28,900	31,859
PT Bank Central Asia Tbk	144,300	46,366
PT Bank Danamon Indonesia Tbk Series A	62,000	30,125
PT Telkomunikasi Indonesia Tbk Series B	71,200	31,806
TOTAL INDONESIA		140,156
Israel - 4.5%
Bank Hapoalim BM (Reg.)	25,428	87,320
Bank Leumi le-Israel BM	8,829	24,926
ECI Telecom Ltd. (a)	5,300	36,941
Koor Industries Ltd. sponsored ADR (a)	2,700	31,941
M-Systems Flash Disk Pioneers Ltd. (a)	2,900	54,955
Nice Systems Ltd. sponsored ADR (a)	800	28,136
RADWARE Ltd. (a)	3,300	72,171
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,700	240,548
TOTAL ISRAEL		576,938
Korea (South) - 22.7%
Asiana Airlines, Inc. (a)	12,602	47,521
CJ Home Shopping	1,000	77,926
Core Logic, Inc.	1,100	38,943
Daegu Bank Co. Ltd.	8,110	61,002
Daelim Industrial Co.	1,920	94,931
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,090	108,717
Handsome Co. Ltd.	4,400	49,865
Hanjin Shipping Co. Ltd.	2,100	57,497
Hyundai Heavy Industries Co. Ltd.	1,100	55,932
Hyundai Mipo Dockyard Co. Ltd.	2,160	137,559
Hyundai Mobis	960	62,485
Hyundai Motor Co.	3,080	166,495
Hyundai Securities Co. Ltd. (a)	6,440	35,265
Industrial Bank of Korea	6,900	59,513
Interflex Co. Ltd.	479	7,494
Kia Motors Corp.	5,660	70,104
Korean Air Co. Ltd. (a)	1,160	21,348
Kumho Tire Co., Inc. GDR (b)	1,100	7,590
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Kyeryong Construction Industrial Co. Ltd.	2,100	$ 48,125
LG Chemical Ltd.	1,260	47,830
LG Electronics, Inc.	3,310	220,755
LG Engineering & Construction Co. Ltd.	2,920	87,708
NCsoft Corp. (a)	190	14,596
POSCO	870	156,619
Pyung Hwa Industrial Co.	8,650	39,645
S-Oil Corp.	1,000	69,401
Samsung Electronics Co. Ltd.	1,876	850,415
Samsung SDI Co. Ltd.	470	45,911
Shinhan Financial Group Co. Ltd.	3,560	91,937
Ssangyong Motor Co. (a)	9,500	63,835
TOTAL KOREA (SOUTH)		2,896,964
Lebanon - 0.3%
Solidere GDR (a)	3,400	33,150
Luxembourg - 0.7%
Orco Property Group	400	21,412
Tenaris SA sponsored ADR	1,100	62,865
TOTAL LUXEMBOURG		84,277
Malaysia - 0.2%
Malakoff BHD	4,200	8,124
Southern Bank BHD (For. Reg.)	25,200	21,486
TOTAL MALAYSIA		29,610
Mexico - 6.3%
America Movil SA de CV Series L sponsored ADR	6,300	312,795
Cemex SA de CV sponsored ADR	3,800	136,800
Grupo Aeroportuario del Sureste SA de CV Series B ADR	1,600	47,296
Grupo Mexico SA de CV Series B (a)	11,521	53,834
Grupo Televisa SA de CV sponsored ADR	1,500	84,270
Industrias Penoles SA de CV	4,300	20,225
Sare Holding SA de CV Series B (a)	24,000	15,738
Urbi, Desarrollos Urbanos, SA de CV	11,800	55,981
Wal-Mart de Mexico SA de CV Series V	22,452	83,243
TOTAL MEXICO		810,182
Panama - 0.2%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	1,500	28,335
Philippines - 1.3%
Ayala Land, Inc.	221,200	31,910
Common Stocks - continued
	Shares	Value (Note 1)
Philippines - continued
Philippine Long Distance Telephone Co.	4,400	$ 112,299
SM Investments Corp.	4,000	18,495
TOTAL PHILIPPINES		162,704
Russia - 5.3%
Lukoil Oil Co. sponsored ADR	1,400	189,700
Mobile TeleSystems OJSC sponsored ADR	3,400	114,240
OAO Gazprom sponsored ADR	1,300	43,875
Pharmacy Chain 36.6 Jsc (a)	200	4,580
RBC Information Systems Jsc (a)	6,100	22,570
Seventh Continent (a)	2,600	32,630
Sistema Jsfc sponsored GDR (a)(b)	1,000	15,500
Surgutneftegaz JSC sponsored ADR	3,036	166,221
Vimpel Communications sponsored ADR (a)	1,400	45,808
VSMPO-Avisma Corp. (a)	400	42,400
TOTAL RUSSIA		677,524
South Africa - 11.4%
ABSA Group Ltd.	9,025	115,295
Aeci Ltd.	5,800	39,476
Aflease Gold & Uranium Resources Ltd. (a)	47,718	28,599
African Bank Investments Ltd.	44,447	118,233
Barloworld Ltd.	4,300	64,959
Edgars Consolidated Stores Ltd.	2,513	103,574
Harmony Gold Mining Co. Ltd.	5,267	33,024
Impala Platinum Holdings Ltd.	608	50,417
JD Group Ltd.	6,400	65,681
Lewis Group Ltd.	5,300	30,808
Massmart Holdings Ltd.	3,509	25,295
MTN Group Ltd.	30,200	213,731
Naspers Ltd. sponsored ADR	600	69,012
Sanlam Ltd.	20,149	38,015
Sasol Ltd.	7,270	170,708
Standard Bank Group Ltd.	15,000	149,581
Steinhoff International Holdings Ltd.	24,900	52,744
Telkom SA Ltd.	5,396	93,743
TOTAL SOUTH AFRICA		1,462,895
Taiwan - 8.9%
Acer, Inc.	43,000	70,474
Cathay Financial Holding Co. Ltd.	56,000	101,280
Chinatrust Financial Holding Co.	71,953	82,341
Chipbond Technology Corp.	30,000	36,780
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Delta Electronics, Inc.	46,500	$ 74,424
E.Sun Financial Holdings Co. Ltd.	62,000	50,608
Evergreen Marine Corp.	35,000	33,499
Far EasTone Telecommunications Co. Ltd.	60,100	73,682
First Financial Holding Co. Ltd. (a)	84,000	64,802
Formosa Chemicals & Fibre Corp.	33,000	67,183
High Tech Computer Corp.	9,000	63,236
Hon Hai Precision Industries Co. Ltd.	30,349	144,265
Polaris Securities Co. Ltd.	55,051	24,054
Taiwan Semiconductor Manufacturing Co. Ltd.	154,126	256,054
TOTAL TAIWAN		1,142,682
Thailand - 1.7%
Advanced Info Service PCL (For. Reg.)	25,400	61,174
Italian-Thai Development PCL	212,700	49,879
Siam Cement PCL (For. Reg.)	7,700	46,460
Siam Commercial Bank PCL (For. Reg.)	52,400	62,436
TOTAL THAILAND		219,949
Turkey - 3.5%
Buyuk Magazacilik AS (a)	12,600	21,189
Dogan Yayin Holding AS	30,869	74,094
Enka Insaat ve Sanayi AS	2,000	29,752
Finansbank AS	20,642	56,074
Petrol Ofisi AS	5,000	13,295
Turk Sise ve Cam Fabrikalari AS	5,600	12,234
Turk Traktor ve Ziraat Makinalari AS	7,800	37,557
Turkcell Iletisim Hizmet AS sponsored ADR	4,868	75,746
Turkiye Garanti Bankasi AS	5,800	20,632
Turkiye Is Bankasi AS Series C unit	10,999	55,726
Yapi ve Kredi Bankasi AS (a)	12,364	45,138
TOTAL TURKEY		441,437
United States of America - 1.3%
Central European Distribution Corp. (a)	2,236	83,000
CTC Media, Inc. (c)	799	11,998
DSP Group, Inc. (a)	2,000	48,200
NII Holdings, Inc. (a)	300	15,021
Zoran Corp. (a)	900	9,522
TOTAL UNITED STATES OF AMERICA		167,741
TOTAL COMMON STOCKS (Cost $11,635,996)		12,380,408
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (Note 1)
Korea (South) - 0.5%
Samsung Electronics Co. Ltd. (Cost $62,266)	200	$ 59,773
Cash Equivalents - 3.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $486,000)	$ 486,116	486,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $12,184,262)		12,926,181
NET OTHER ASSETS - (1.0)%		(130,860)
NET ASSETS - 100%		$ 12,795,321
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,590 or 0.3% of net assets.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,998 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 11,998
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $162,502 all of which will expire on October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $486,000) (cost $12,184,262) - See accompanying schedule		$ 12,926,181
Receivable for investments sold		65,515
Receivable for fund shares sold		103,217
Dividends receivable		28,594
Receivable from investment adviser for expense reductions		27,218
Other affiliated receivables		3,340
Other receivables		2,523
Total assets		13,156,588

Liabilities
Payable to custodian bank	$ 27,006
Payable for investments purchased	265,929
Payable for fund shares redeemed	18,466
Accrued management fee	8,525
Distribution fees payable	6,359
Other affiliated payables	4,358
Other payables and accrued expenses	30,624
Total liabilities		361,267

Net Assets		$ 12,795,321
Net Assets consist of:
Paid in capital		$ 12,195,229
Undistributed net investment income		26,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(168,592)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		742,494
Net Assets		$ 12,795,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,490,924 ÷ 307,821 shares)	$ 11.34

Maximum offering price per share (100/94.25 of $11.34)	$ 12.03
Class T: Net Asset Value and redemption price per share ($3,003,289 ÷ 265,521 shares)	$ 11.31

Maximum offering price per share (100/96.50 of $11.31)	$ 11.72
Class B: Net Asset Value and offering price per share ($2,498,052 ÷ 222,051 shares) A	$ 11.25

Class C: Net Asset Value and offering price per share ($2,920,463 ÷ 259,593 shares) A	$ 11.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($882,593 ÷ 77,635 shares)	$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 117,915
Interest		4,691
		122,606
Less foreign taxes withheld		(10,180)
Total income		112,426

Expenses
Management fee	$ 35,536
Transfer agent fees	18,637
Distribution fees	26,419
Accounting fees and expenses	7,626
Independent trustees' compensation	17
Custodian fees and expenses	44,695
Registration fees	69,664
Audit	22,216
Legal	1,225
Miscellaneous	72
Total expenses before reductions	226,107
Expense reductions	(139,871)	86,236
Net investment income (loss)		26,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	20,165
Foreign currency transactions	(9,863)
Total net realized gain (loss)		10,302
Change in net unrealized appreciation (depreciation) on: Investment securities	472,262
Assets and liabilities in foreign currencies	351
Total change in net unrealized appreciation (depreciation)		472,613
Net gain (loss)		482,915
Net increase (decrease) in net assets resulting from operations		$ 509,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	March 29, 2004 (commencement of operations) to October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,190	$ (477)
Net realized gain (loss)	10,302	(183,913)
Change in net unrealized appreciation (depreciation)	472,613	269,881
Net increase (decrease) in net assets resulting from operations	509,105	85,491
Share transactions - net increase (decrease)	7,861,543	4,331,666
Redemption fees	5,588	1,928
Total increase (decrease) in net assets	8,376,236	4,419,085

Net Assets
Beginning of period	4,419,085	-
End of period (including undistributed net investment income of $26,190 and $0, respectively)	$ 12,795,321	$ 4,419,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.02
Net realized and unrealized gain (loss)	1.41	(.16) F
Total from investment operations	1.46	(.14)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 11.34	$ 9.87
Total Return B, C, D	14.89%	(1.30)%
Ratios to Average Net Assets H
Expenses before expense reductions	4.89% A	10.75% A
Expenses net of voluntary waivers, if any	1.74% A	2.00% A
Expenses net of all reductions	1.65% A	1.91% A
Net investment income (loss)	.96% A	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,491	$ 1,178
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	- I
Net realized and unrealized gain (loss)	1.40	(.15) F
Total from investment operations	1.44	(.15)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 11.31	$ 9.86
Total Return B, C, D	14.71%	(1.40)%
Ratios to Average Net Assets H
Expenses before expense reductions	5.13% A	11.13% A
Expenses net of voluntary waivers, if any	1.98% A	2.25% A
Expenses net of all reductions	1.88% A	2.16% A
Net investment income (loss)	.72% A	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,003	$ 889
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)
Net realized and unrealized gain (loss)	1.40	(.15) F
Total from investment operations	1.41	(.18)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 11.25	$ 9.83
Total Return B, C, D	14.45%	(1.70)%
Ratios to Average Net Assets H
Expenses before expense reductions	5.56% A	11.49% A
Expenses net of voluntary waivers, if any	2.47% A	2.75% A
Expenses net of all reductions	2.37% A	2.67% A
Net investment income (loss)	.23% A	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,498	$ 719
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)
Net realized and unrealized gain (loss)	1.40	(.15) F
Total from investment operations	1.41	(.18)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 11.25	$ 9.83
Total Return B, C, D	14.45%	(1.70)%
Ratios to Average Net Assets H
Expenses before expense reductions	5.68% A	11.58% A
Expenses net of voluntary waivers, if any	2.48% A	2.75% A
Expenses net of all reductions	2.39% A	2.66% A
Net investment income (loss)	.22% A	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,920	$ 1,105
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.03
Net realized and unrealized gain (loss)	1.40	(.15) E
Total from investment operations	1.47	(.12)
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$ 11.37	$ 9.89
Total Return B, C	14.96%	(1.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.56% A	10.37% A
Expenses net of voluntary waivers, if any	1.49% A	1.75% A
Expenses net of all reductions	1.39% A	1.66% A
Net investment income (loss)	1.21% A	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 883	$ 529
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period March 29, 2004 (commencement of operations) to October 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,280,027
Unrealized depreciation	(545,750)
Net unrealized appreciation (depreciation)	$ 734,277
Cost for federal income tax purposes	$ 12,191,904

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,327,920 and $2,592,869, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,690	$ 574
Class T	.25%	.25%	5,038	1,099
Class B	.75%	.25%	8,502	6,943
Class C	.75%	.25%	10,189	4,825
			$ 26,419	$ 13,441

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,031
Class T	3,035
Class B*	1,010
Class C*	-
$ 11,076

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,638	.43*
Class T	4,737	.47*
Class B	3,779	.45*
Class C	4,627	.45*
Institutional Class	856	.23*
	$ 18,637

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00% - 1.60%*	$ 33,864
Class T	2.25% - 1.85%*	31,686
Class B	2.75% - 2.35%*	26,248
Class C	2.75% - 2.35%*	32,554
Institutional Class	1.75% - 1.35%*	11,292
		$ 135,644

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,206 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $21.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 18% of the total outstanding shares of the fund and one of otherwise unaffiliated shareholder was the owner of record of 17% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	217,691	121,174	$ 2,500,807	$ 1,156,378
Shares redeemed	(29,213)	(1,831)	(314,527)	(16,319)
Net increase (decrease)	188,478	119,343	$ 2,186,280	$ 1,140,059
Class T
Shares sold	193,360	105,410	$ 2,212,137	$ 1,016,630
Shares redeemed	(17,997)	(15,252)	(209,233)	(136,708)
Net increase (decrease)	175,363	90,158	$ 2,002,904	$ 879,922
Class B
Shares sold	161,059	76,467	$ 1,822,841	$ 742,578
Shares redeemed	(12,143)	(3,332)	(137,362)	(29,257)
Net increase (decrease)	148,916	73,135	$ 1,685,479	$ 713,321
Class C
Shares sold	165,714	112,717	$ 1,915,873	$ 1,070,278
Shares redeemed	(18,511)	(327)	(214,582)	(3,252)
Net increase (decrease)	147,203	112,390	$ 1,701,291	$ 1,067,026
Institutional Class
Shares sold	34,746	53,677	$ 410,208	$ 532,788
Shares redeemed	(10,638)	(150)	(124,619)	(1,450)
Net increase (decrease)	24,108	53,527	$ 285,589	$ 531,338

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEM-USAN-0605
1.800637.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,148.90	$ 9.27**
Hypothetical A	$ 1,000.00	$ 1,016.17	$ 8.70**
Class T
Actual	$ 1,000.00	$ 1,147.10	$ 10.54**
Hypothetical A	$ 1,000.00	$ 1,014.98	$ 9.89**
Class B
Actual	$ 1,000.00	$ 1,144.50	$ 13.13**
Hypothetical A	$ 1,000.00	$ 1,012.55	$ 12.33**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,144.50	$ 13.19**
Hypothetical A	$ 1,000.00	$ 1,012.50	$ 12.37**
Institutional Class
Actual	$ 1,000.00	$ 1,149.60	$ 7.94**
Hypothetical A	$ 1,000.00	$ 1,017.41	$ 7.45**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.74%**
Class T	1.98%**
Class B	2.47%**
Class C	2.48%**
Institutional Class	1.49%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.60%
Actual		$ 8.53
Hypothetical A		$ 8.00
Class T	1.85%
Actual		$ 9.85
Hypothetical A		$ 9.25
Class B	2.35%
Actual		$ 12.50
Hypothetical A		$ 11.73
Class C	2.35%
Actual		$ 12.50
Hypothetical A		$ 11.73
Institutional Class	1.35%
Actual		$ 7.20
Hypothetical A		$ 6.76

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	7.1	6.7
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.4	2.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.0	1.1
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.9	0.9
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	1.9	2.1
	15.3
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	15.7
Information Technology	16.0	13.7
Consumer Discretionary	12.8	11.0
Telecommunication Services	11.0	14.5
Energy	10.7	12.5
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	23.2	18.6
South Africa	11.4	9.4
Brazil	9.1	10.5
Taiwan	8.9	7.7
Mexico	6.3	6.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 97.2%	Stocks 95.3%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 4.7%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
Argentina - 0.5%
Inversiones y Representaciones SA sponsored GDR (a)	4,400	$ 49,544
Nortel Inversora S A ADR (a)	2,000	16,500
TOTAL ARGENTINA		66,044
Austria - 2.2%
Bank Austria Creditanstalt AG	1,039	96,412
Raiffeisen International Bank Holding AG	2,900	150,756
voestalpine AG	500	34,115
TOTAL AUSTRIA		281,283
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	9,200	43,111
Central European Media Enterprises Ltd. Class A (a)	2,500	115,000
GOME Electrical Appliances Holdings Ltd.	48,000	46,798
TOTAL BERMUDA		204,909
Brazil - 9.1%
Aracruz Celulose SA (PN-B) sponsored ADR	900	27,630
Banco Bradesco SA (PN)	3,400	104,575
Banco Itau Holding Financeira SA (PN)	397	68,142
Caemi Mineracao E Metalurgia SA (PN)	51,200	39,486
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	1,965,200	25,687
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR (non-vtg.)	7,400	171,680
sponsored ADR	1,800	48,510
Diagnosticos da America SA	4,900	54,068
Gerdau SA sponsored ADR	4,200	40,950
Natura Cosmeticos SA	1,700	51,097
NET Servicos de Communicacao SA sponsored ADR	7,200	16,920
Petroleo Brasileiro SA Petrobras:
(PN)	3,500	128,594
(PN) sponsored ADR (non-vtg.)	3,000	110,250
sponsored ADR	2,100	88,053
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,100	13,936
GDR	700	23,233
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	4,400	88,383
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	5,650	62,094
TOTAL BRAZIL		1,163,288
Canada - 0.5%
PetroKazakhstan, Inc. Class A	2,200	63,709
Common Stocks - continued
	Shares	Value (Note 1)
Cayman Islands - 0.6%
Kingboard Chemical Holdings Ltd.	11,500	$ 34,226
Lifestyle International Holdings Ltd.	28,000	43,822
TOTAL CAYMAN ISLANDS		78,048
Chile - 0.2%
Lan Chile SA sponsored ADR	800	28,240
China - 1.9%
Beijing Capital International Airport Co. Ltd. (H Shares)	104,000	36,356
China International Marine Containers Co. Ltd. (B Shares)	41,700	61,893
China Petroleum & Chemical Corp. (H Shares)	239,500	93,860
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	58,000	8,780
Xinao Gas Holdings Ltd.	70,000	40,634
TOTAL CHINA		241,523
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	4,500	76,890
Philip Morris CR AS	100	68,675
TOTAL CZECH REPUBLIC		145,565
Egypt - 2.8%
Commercial International Bank Ltd. sponsored GDR	4,100	32,185
Lecico Egypt S.A.E. GDR (b)	600	10,500
Misr International Bank Sae GDR	1,550	5,270
Orascom Construction Industries SAE GDR	1,820	80,262
Orascom Telecom SAE GDR (a)	5,683	233,003
TOTAL EGYPT		361,220
Hong Kong - 2.6%
Chaoda Modern Agriculture (Holdings) Ltd.	262,700	104,471
China Overseas Land & Investment Ltd.	301,700	62,312
Kerry Properties Ltd.	24,500	53,587
Midland Realty Holdings Ltd.	99,600	62,608
Television Broadcasts Ltd.	9,000	45,259
TOTAL HONG KONG		328,237
Hungary - 1.1%
OTP Bank Rt.	4,700	143,857
India - 3.1%
Bank of India	21,400	40,356
Bharat Forge Ltd.	1,302	38,868
Crompton Greaves Ltd.	2,489	25,306
Larsen & Toubro Ltd.	1,840	40,952
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
Mphasis BFL Ltd.	2,578	$ 13,059
Oil & Natural Gas Corp. Ltd.	3,261	60,910
Reliance Industries Ltd.	9,100	110,644
State Bank of India	4,749	69,846
TOTAL INDIA		399,941
Indonesia - 1.1%
PT Astra International Tbk	28,900	31,859
PT Bank Central Asia Tbk	144,300	46,366
PT Bank Danamon Indonesia Tbk Series A	62,000	30,125
PT Telkomunikasi Indonesia Tbk Series B	71,200	31,806
TOTAL INDONESIA		140,156
Israel - 4.5%
Bank Hapoalim BM (Reg.)	25,428	87,320
Bank Leumi le-Israel BM	8,829	24,926
ECI Telecom Ltd. (a)	5,300	36,941
Koor Industries Ltd. sponsored ADR (a)	2,700	31,941
M-Systems Flash Disk Pioneers Ltd. (a)	2,900	54,955
Nice Systems Ltd. sponsored ADR (a)	800	28,136
RADWARE Ltd. (a)	3,300	72,171
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,700	240,548
TOTAL ISRAEL		576,938
Korea (South) - 22.7%
Asiana Airlines, Inc. (a)	12,602	47,521
CJ Home Shopping	1,000	77,926
Core Logic, Inc.	1,100	38,943
Daegu Bank Co. Ltd.	8,110	61,002
Daelim Industrial Co.	1,920	94,931
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,090	108,717
Handsome Co. Ltd.	4,400	49,865
Hanjin Shipping Co. Ltd.	2,100	57,497
Hyundai Heavy Industries Co. Ltd.	1,100	55,932
Hyundai Mipo Dockyard Co. Ltd.	2,160	137,559
Hyundai Mobis	960	62,485
Hyundai Motor Co.	3,080	166,495
Hyundai Securities Co. Ltd. (a)	6,440	35,265
Industrial Bank of Korea	6,900	59,513
Interflex Co. Ltd.	479	7,494
Kia Motors Corp.	5,660	70,104
Korean Air Co. Ltd. (a)	1,160	21,348
Kumho Tire Co., Inc. GDR (b)	1,100	7,590
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Kyeryong Construction Industrial Co. Ltd.	2,100	$ 48,125
LG Chemical Ltd.	1,260	47,830
LG Electronics, Inc.	3,310	220,755
LG Engineering & Construction Co. Ltd.	2,920	87,708
NCsoft Corp. (a)	190	14,596
POSCO	870	156,619
Pyung Hwa Industrial Co.	8,650	39,645
S-Oil Corp.	1,000	69,401
Samsung Electronics Co. Ltd.	1,876	850,415
Samsung SDI Co. Ltd.	470	45,911
Shinhan Financial Group Co. Ltd.	3,560	91,937
Ssangyong Motor Co. (a)	9,500	63,835
TOTAL KOREA (SOUTH)		2,896,964
Lebanon - 0.3%
Solidere GDR (a)	3,400	33,150
Luxembourg - 0.7%
Orco Property Group	400	21,412
Tenaris SA sponsored ADR	1,100	62,865
TOTAL LUXEMBOURG		84,277
Malaysia - 0.2%
Malakoff BHD	4,200	8,124
Southern Bank BHD (For. Reg.)	25,200	21,486
TOTAL MALAYSIA		29,610
Mexico - 6.3%
America Movil SA de CV Series L sponsored ADR	6,300	312,795
Cemex SA de CV sponsored ADR	3,800	136,800
Grupo Aeroportuario del Sureste SA de CV Series B ADR	1,600	47,296
Grupo Mexico SA de CV Series B (a)	11,521	53,834
Grupo Televisa SA de CV sponsored ADR	1,500	84,270
Industrias Penoles SA de CV	4,300	20,225
Sare Holding SA de CV Series B (a)	24,000	15,738
Urbi, Desarrollos Urbanos, SA de CV	11,800	55,981
Wal-Mart de Mexico SA de CV Series V	22,452	83,243
TOTAL MEXICO		810,182
Panama - 0.2%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	1,500	28,335
Philippines - 1.3%
Ayala Land, Inc.	221,200	31,910
Common Stocks - continued
	Shares	Value (Note 1)
Philippines - continued
Philippine Long Distance Telephone Co.	4,400	$ 112,299
SM Investments Corp.	4,000	18,495
TOTAL PHILIPPINES		162,704
Russia - 5.3%
Lukoil Oil Co. sponsored ADR	1,400	189,700
Mobile TeleSystems OJSC sponsored ADR	3,400	114,240
OAO Gazprom sponsored ADR	1,300	43,875
Pharmacy Chain 36.6 Jsc (a)	200	4,580
RBC Information Systems Jsc (a)	6,100	22,570
Seventh Continent (a)	2,600	32,630
Sistema Jsfc sponsored GDR (a)(b)	1,000	15,500
Surgutneftegaz JSC sponsored ADR	3,036	166,221
Vimpel Communications sponsored ADR (a)	1,400	45,808
VSMPO-Avisma Corp. (a)	400	42,400
TOTAL RUSSIA		677,524
South Africa - 11.4%
ABSA Group Ltd.	9,025	115,295
Aeci Ltd.	5,800	39,476
Aflease Gold & Uranium Resources Ltd. (a)	47,718	28,599
African Bank Investments Ltd.	44,447	118,233
Barloworld Ltd.	4,300	64,959
Edgars Consolidated Stores Ltd.	2,513	103,574
Harmony Gold Mining Co. Ltd.	5,267	33,024
Impala Platinum Holdings Ltd.	608	50,417
JD Group Ltd.	6,400	65,681
Lewis Group Ltd.	5,300	30,808
Massmart Holdings Ltd.	3,509	25,295
MTN Group Ltd.	30,200	213,731
Naspers Ltd. sponsored ADR	600	69,012
Sanlam Ltd.	20,149	38,015
Sasol Ltd.	7,270	170,708
Standard Bank Group Ltd.	15,000	149,581
Steinhoff International Holdings Ltd.	24,900	52,744
Telkom SA Ltd.	5,396	93,743
TOTAL SOUTH AFRICA		1,462,895
Taiwan - 8.9%
Acer, Inc.	43,000	70,474
Cathay Financial Holding Co. Ltd.	56,000	101,280
Chinatrust Financial Holding Co.	71,953	82,341
Chipbond Technology Corp.	30,000	36,780
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Delta Electronics, Inc.	46,500	$ 74,424
E.Sun Financial Holdings Co. Ltd.	62,000	50,608
Evergreen Marine Corp.	35,000	33,499
Far EasTone Telecommunications Co. Ltd.	60,100	73,682
First Financial Holding Co. Ltd. (a)	84,000	64,802
Formosa Chemicals & Fibre Corp.	33,000	67,183
High Tech Computer Corp.	9,000	63,236
Hon Hai Precision Industries Co. Ltd.	30,349	144,265
Polaris Securities Co. Ltd.	55,051	24,054
Taiwan Semiconductor Manufacturing Co. Ltd.	154,126	256,054
TOTAL TAIWAN		1,142,682
Thailand - 1.7%
Advanced Info Service PCL (For. Reg.)	25,400	61,174
Italian-Thai Development PCL	212,700	49,879
Siam Cement PCL (For. Reg.)	7,700	46,460
Siam Commercial Bank PCL (For. Reg.)	52,400	62,436
TOTAL THAILAND		219,949
Turkey - 3.5%
Buyuk Magazacilik AS (a)	12,600	21,189
Dogan Yayin Holding AS	30,869	74,094
Enka Insaat ve Sanayi AS	2,000	29,752
Finansbank AS	20,642	56,074
Petrol Ofisi AS	5,000	13,295
Turk Sise ve Cam Fabrikalari AS	5,600	12,234
Turk Traktor ve Ziraat Makinalari AS	7,800	37,557
Turkcell Iletisim Hizmet AS sponsored ADR	4,868	75,746
Turkiye Garanti Bankasi AS	5,800	20,632
Turkiye Is Bankasi AS Series C unit	10,999	55,726
Yapi ve Kredi Bankasi AS (a)	12,364	45,138
TOTAL TURKEY		441,437
United States of America - 1.3%
Central European Distribution Corp. (a)	2,236	83,000
CTC Media, Inc. (c)	799	11,998
DSP Group, Inc. (a)	2,000	48,200
NII Holdings, Inc. (a)	300	15,021
Zoran Corp. (a)	900	9,522
TOTAL UNITED STATES OF AMERICA		167,741
TOTAL COMMON STOCKS (Cost $11,635,996)		12,380,408
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (Note 1)
Korea (South) - 0.5%
Samsung Electronics Co. Ltd. (Cost $62,266)	200	$ 59,773
Cash Equivalents - 3.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $486,000)	$ 486,116	486,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $12,184,262)		12,926,181
NET OTHER ASSETS - (1.0)%		(130,860)
NET ASSETS - 100%		$ 12,795,321
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,590 or 0.3% of net assets.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,998 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 11,998
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $162,502 all of which will expire on October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $486,000) (cost $12,184,262) - See accompanying schedule		$ 12,926,181
Receivable for investments sold		65,515
Receivable for fund shares sold		103,217
Dividends receivable		28,594
Receivable from investment adviser for expense reductions		27,218
Other affiliated receivables		3,340
Other receivables		2,523
Total assets		13,156,588

Liabilities
Payable to custodian bank	$ 27,006
Payable for investments purchased	265,929
Payable for fund shares redeemed	18,466
Accrued management fee	8,525
Distribution fees payable	6,359
Other affiliated payables	4,358
Other payables and accrued expenses	30,624
Total liabilities		361,267

Net Assets		$ 12,795,321
Net Assets consist of:
Paid in capital		$ 12,195,229
Undistributed net investment income		26,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(168,592)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		742,494
Net Assets		$ 12,795,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,490,924 ÷ 307,821 shares)	$ 11.34

Maximum offering price per share (100/94.25 of $11.34)	$ 12.03
Class T: Net Asset Value and redemption price per share ($3,003,289 ÷ 265,521 shares)	$ 11.31

Maximum offering price per share (100/96.50 of $11.31)	$ 11.72
Class B: Net Asset Value and offering price per share ($2,498,052 ÷ 222,051 shares) A	$ 11.25

Class C: Net Asset Value and offering price per share ($2,920,463 ÷ 259,593 shares) A	$ 11.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($882,593 ÷ 77,635 shares)	$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 117,915
Interest		4,691
		122,606
Less foreign taxes withheld		(10,180)
Total income		112,426

Expenses
Management fee	$ 35,536
Transfer agent fees	18,637
Distribution fees	26,419
Accounting fees and expenses	7,626
Independent trustees' compensation	17
Custodian fees and expenses	44,695
Registration fees	69,664
Audit	22,216
Legal	1,225
Miscellaneous	72
Total expenses before reductions	226,107
Expense reductions	(139,871)	86,236
Net investment income (loss)		26,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	20,165
Foreign currency transactions	(9,863)
Total net realized gain (loss)		10,302
Change in net unrealized appreciation (depreciation) on: Investment securities	472,262
Assets and liabilities in foreign currencies	351
Total change in net unrealized appreciation (depreciation)		472,613
Net gain (loss)		482,915
Net increase (decrease) in net assets resulting from operations		$ 509,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	March 29, 2004 (commencement of operations) to October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,190	$ (477)
Net realized gain (loss)	10,302	(183,913)
Change in net unrealized appreciation (depreciation)	472,613	269,881
Net increase (decrease) in net assets resulting from operations	509,105	85,491
Share transactions - net increase (decrease)	7,861,543	4,331,666
Redemption fees	5,588	1,928
Total increase (decrease) in net assets	8,376,236	4,419,085

Net Assets
Beginning of period	4,419,085	-
End of period (including undistributed net investment income of $26,190 and $0, respectively)	$ 12,795,321	$ 4,419,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.02
Net realized and unrealized gain (loss)	1.41	(.16) F
Total from investment operations	1.46	(.14)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 11.34	$ 9.87
Total Return B, C, D	14.89%	(1.30)%
Ratios to Average Net Assets H
Expenses before expense reductions	4.89% A	10.75% A
Expenses net of voluntary waivers, if any	1.74% A	2.00% A
Expenses net of all reductions	1.65% A	1.91% A
Net investment income (loss)	.96% A	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,491	$ 1,178
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	- I
Net realized and unrealized gain (loss)	1.40	(.15) F
Total from investment operations	1.44	(.15)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 11.31	$ 9.86
Total Return B, C, D	14.71%	(1.40)%
Ratios to Average Net Assets H
Expenses before expense reductions	5.13% A	11.13% A
Expenses net of voluntary waivers, if any	1.98% A	2.25% A
Expenses net of all reductions	1.88% A	2.16% A
Net investment income (loss)	.72% A	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,003	$ 889
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)
Net realized and unrealized gain (loss)	1.40	(.15) F
Total from investment operations	1.41	(.18)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 11.25	$ 9.83
Total Return B, C, D	14.45%	(1.70)%
Ratios to Average Net Assets H
Expenses before expense reductions	5.56% A	11.49% A
Expenses net of voluntary waivers, if any	2.47% A	2.75% A
Expenses net of all reductions	2.37% A	2.67% A
Net investment income (loss)	.23% A	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,498	$ 719
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)
Net realized and unrealized gain (loss)	1.40	(.15) F
Total from investment operations	1.41	(.18)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 11.25	$ 9.83
Total Return B, C, D	14.45%	(1.70)%
Ratios to Average Net Assets H
Expenses before expense reductions	5.68% A	11.58% A
Expenses net of voluntary waivers, if any	2.48% A	2.75% A
Expenses net of all reductions	2.39% A	2.66% A
Net investment income (loss)	.22% A	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,920	$ 1,105
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period March 29, 2004 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.03
Net realized and unrealized gain (loss)	1.40	(.15) E
Total from investment operations	1.47	(.12)
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$ 11.37	$ 9.89
Total Return B, C	14.96%	(1.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.56% A	10.37% A
Expenses net of voluntary waivers, if any	1.49% A	1.75% A
Expenses net of all reductions	1.39% A	1.66% A
Net investment income (loss)	1.21% A	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 883	$ 529
Portfolio turnover rate	62% A	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period March 29, 2004 (commencement of operations) to October 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,280,027
Unrealized depreciation	(545,750)
Net unrealized appreciation (depreciation)	$ 734,277
Cost for federal income tax purposes	$ 12,191,904

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,327,920 and $2,592,869, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,690	$ 574
Class T	.25%	.25%	5,038	1,099
Class B	.75%	.25%	8,502	6,943
Class C	.75%	.25%	10,189	4,825
			$ 26,419	$ 13,441

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,031
Class T	3,035
Class B*	1,010
Class C*	-
$ 11,076

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,638	.43*
Class T	4,737	.47*
Class B	3,779	.45*
Class C	4,627	.45*
Institutional Class	856	.23*
	$ 18,637

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00% - 1.60%*	$ 33,864
Class T	2.25% - 1.85%*	31,686
Class B	2.75% - 2.35%*	26,248
Class C	2.75% - 2.35%*	32,554
Institutional Class	1.75% - 1.35%*	11,292
		$ 135,644

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,206 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $21.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 18% of the total outstanding shares of the fund and one of otherwise unaffiliated shareholder was the owner of record of 17% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	217,691	121,174	$ 2,500,807	$ 1,156,378
Shares redeemed	(29,213)	(1,831)	(314,527)	(16,319)
Net increase (decrease)	188,478	119,343	$ 2,186,280	$ 1,140,059
Class T
Shares sold	193,360	105,410	$ 2,212,137	$ 1,016,630
Shares redeemed	(17,997)	(15,252)	(209,233)	(136,708)
Net increase (decrease)	175,363	90,158	$ 2,002,904	$ 879,922
Class B
Shares sold	161,059	76,467	$ 1,822,841	$ 742,578
Shares redeemed	(12,143)	(3,332)	(137,362)	(29,257)
Net increase (decrease)	148,916	73,135	$ 1,685,479	$ 713,321
Class C
Shares sold	165,714	112,717	$ 1,915,873	$ 1,070,278
Shares redeemed	(18,511)	(327)	(214,582)	(3,252)
Net increase (decrease)	147,203	112,390	$ 1,701,291	$ 1,067,026
Institutional Class
Shares sold	34,746	53,677	$ 410,208	$ 532,788
Shares redeemed	(10,638)	(150)	(124,619)	(1,450)
Net increase (decrease)	24,108	53,527	$ 285,589	$ 531,338

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEMI-USAN-0605
1.800640.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,087.60	$ 8.33**
HypotheticalA	$ 1,000.00	$ 1,016.81	$ 8.05**
Class T
Actual	$ 1,000.00	$ 1,087.40	$ 9.63**
HypotheticalA	$ 1,000.00	$ 1,015.57	$ 9.30**
Class B
Actual	$ 1,000.00	$ 1,084.80	$ 12.20**
HypotheticalA	$ 1,000.00	$ 1,013.09	$ 11.78**
Class C
Actual	$ 1,000.00	$ 1,084.70	$ 12.25**
HypotheticalA	$ 1,000.00	$ 1,013.04	$ 11.83**
Institutional Class
Actual	$ 1,000.00	$ 1,089.50	$ 7.10**
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 6.85**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by -/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.61%**
Class T	1.86%**
Class B	2.36%**
Class C	2.37%**
Institutional Class	1.37%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 7.77
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 9.06
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 11.63
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 11.63
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.48
HypotheticalA		$ 6.26

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA sponsored ADR (France, Oil & Gas)	4.4	4.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	4.2	2.5
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.9	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.8	2.0
ENI Spa (Italy, Oil & Gas)	2.6	1.8
	16.9
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	17.2
Energy	16.0	17.6
Telecommunication Services	13.4	14.7
Health Care	11.3	9.5
Consumer Discretionary	10.2	13.1
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	22.0	29.4
Germany	12.5	9.2
France	11.9	11.9
Switzerland	10.1	3.4
Norway	5.4	2.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 95.5%	Stocks 92.7%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 7.3%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1)
Bermuda - 0.4%
Tsakos Energy Navigation Ltd.	2,300	$ 88,090
Canada - 1.1%
Eldorado Gold Corp. (a)	44,700	106,568
Hydrogenics Corp. (a)	39,200	146,414
TOTAL CANADA		252,982
Denmark - 0.9%
Novo Nordisk AS Series B	4,100	208,603
Finland - 3.4%
F-Secure Oyj (a)	54,950	135,687
Kemira GrowHow Oyj	16,863	146,834
Metso Corp.	11,500	209,238
Nokia Corp. sponsored ADR	18,800	300,424
TOTAL FINLAND		792,183
France - 11.9%
AXA SA	5,500	135,960
BNP Paribas SA	4,100	271,217
France Telecom SA sponsored ADR	6,100	178,486
Lagardere S.C.A. (Reg.)	2,500	181,622
Michelin SA (Compagnie Generale des Etablissements) Series B	3,600	219,193
Pernod-Ricard	2,025	309,228
Renault SA	3,500	294,298
Sanofi-Aventis sponsored ADR	4,000	177,480
Total SA sponsored ADR	9,300	1,031,467
TOTAL FRANCE		2,798,951
Germany - 11.3%
Adidas-Salomon AG	900	140,476
Allianz AG (Reg.)	4,200	504,000
BASF AG	5,500	356,950
Bayer AG	12,700	409,575
Bilfinger & Berger Bau AG	2,721	128,013
DAB Bank AG	14,681	104,938
Deutsche Boerse AG	1,755	133,200
E.ON AG	4,500	382,050
Linde AG	4,300	286,012
MAN AG	5,100	215,610
TOTAL GERMANY		2,660,824
Common Stocks - continued
	Shares	Value (Note 1)
Greece - 0.9%
Alpha Bank AE	5,400	$ 173,850
Hellenic Petroleum SA	3,045	31,972
TOTAL GREECE		205,822
Ireland - 0.6%
C&C Group PLC	32,600	133,458
Israel - 0.5%
Emblaze Ltd. (a)	37,400	126,088
Italy - 5.3%
Banca Intesa Spa	47,705	228,588
ENI Spa	18,900	474,239
ENI Spa sponsored ADR	1,100	138,006
FASTWEB Spa (a)	6,527	294,431
Gemina Spa	67,439	110,082
TOTAL ITALY		1,245,346
Luxembourg - 1.0%
Millicom International Cellular SA unit (a)	13,376	239,317
Netherlands - 5.4%
Aegon NV	6,700	84,027
Akzo Nobel NV sponsored ADR	3,400	139,536
Completel Europe NV (a)	4,694	210,464
ING Groep NV (Certificaten Van Aandelen)	9,630	263,958
Koninklijke Philips Electronics NV (NY Shares)	11,031	273,458
Royal Dutch Petroleum Co. (Hague Registry)	5,000	291,250
TOTAL NETHERLANDS		1,262,693
Norway - 5.4%
Ocean RIG ASA (a)	33,200	190,643
Petroleum Geo-Services ASA (a)	2,800	170,189
Statoil ASA	19,000	337,338
TANDBERG ASA	9,100	93,520
TANDBERG Television ASA (a)	46,300	473,969
TOTAL NORWAY		1,265,659
Poland - 1.3%
Polski Koncern Naftowy Orlen SA	8,100	111,159
Powszechna Kasa Oszczednosci Bank SA	23,900	180,859
TOTAL POLAND		292,018
Russia - 0.9%
Mobile TeleSystems OJSC sponsored ADR	6,500	218,400
Common Stocks - continued
	Shares	Value (Note 1)
South Africa - 0.7%
MTN Group Ltd.	7,430	$ 52,583
Steinhoff International Holdings Ltd.	52,800	111,842
TOTAL SOUTH AFRICA		164,425
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	8,400	130,032
Banco Santander Central Hispano SA	10,400	120,640
Telefonica SA sponsored ADR	5,200	265,200
TOTAL SPAIN		515,872
Sweden - 1.8%
Modern Times Group AB (MTG) (B Shares) (a)	3,000	92,923
OMX AB (a)	10,400	121,719
Skandia Foersaekrings AB	45,300	214,634
TOTAL SWEDEN		429,276
Switzerland - 10.1%
ABB Ltd. (Reg.) (a)	59,355	370,040
Actelion Ltd. (Reg.) (a)	1,460	157,253
Baloise Holdings AG (Reg.)	1,978	101,593
Credit Suisse Group (Reg.)	6,639	279,635
Novartis AG:
(Reg.)	11,395	555,278
sponsored ADR	2,400	116,952
Phonak Holding AG	7,799	273,415
Syngenta AG (Switzerland)	3,486	363,100
UBS AG (NY Shares)	1,900	152,570
TOTAL SWITZERLAND		2,369,836
Turkey - 5.1%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS	42,963	155,920
Petkim Petrokimya Holding AS (a)	27,432	99,358
Petrol Ofisi AS	57,374	152,558
Turkcell Iletisim Hizmet AS sponsored ADR	17,776	276,595
Turkiye Garanti Bankasi AS	52,836	187,954
Yapi ve Kredi Bankasi AS (a)	89,700	327,471
TOTAL TURKEY		1,199,856
United Kingdom - 22.0%
Amlin PLC	70,900	230,149
AstraZeneca PLC sponsored ADR	8,800	386,760
Autonomy Corp. PLC (a)	13,100	50,978
Axis Shield PLC (a)	19,200	97,094
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
BAE Systems PLC	42,700	$ 209,970
Barratt Developments PLC	7,500	85,969
BG Group PLC	30,703	239,699
British Land Co. PLC	16,400	258,440
BT Group PLC	65,900	253,847
Chaucer Holdings PLC	190,600	205,624
Easynet Group PLC (a)	41,800	68,850
Expro International Group PLC	8,400	70,393
George Wimpey PLC	19,000	142,660
GlaxoSmithKline PLC	13,800	348,795
GlaxoSmithKline PLC sponsored ADR	6,100	308,355
Maiden Group PLC	9,000	39,184
Prudential PLC	13,500	122,235
Shell Transport & Trading Co. PLC ADR	2,800	150,836
Standard Chartered PLC (United Kingdom)	22,500	407,449
Ted Baker PLC	23,675	210,031
Vodafone Group PLC	229,400	599,652
Vodafone Group PLC sponsored ADR	14,000	365,960
William Hill PLC	18,900	196,070
Wilson Bowden PLC	5,252	108,261
TOTAL UNITED KINGDOM		5,157,261
United States of America - 2.1%
Forest Oil Corp. (a)	7,600	292,828
Telewest Global, Inc. (a)	10,339	191,685
TOTAL UNITED STATES OF AMERICA		484,513
TOTAL COMMON STOCKS (Cost $21,426,184)		22,111,473
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Porsche AG (non-vtg.) (Cost $277,344)	430	280,133
Money Market Funds - 2.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $567,654)	567,654	$ 567,654
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $22,271,182)		22,959,260
NET OTHER ASSETS - 2.1%		497,362
NET ASSETS - 100%		$ 23,456,622
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $3,922,989 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $22,271,182) - See accompanying schedule		$ 22,959,260
Receivable for investments sold		1,308,842
Receivable for fund shares sold		85,003
Dividends receivable		80,172
Interest receivable		1,845
Prepaid expenses		63
Receivable from investment adviser for expense reductions		22,295
Other receivables		9,543
Total assets		24,467,023

Liabilities
Payable for investments purchased	$ 801,101
Payable for fund shares redeemed	61,535
Accrued management fee	14,540
Distribution fees payable	13,734
Other affiliated payables	9,029
Other payables and accrued expenses	110,462
Total liabilities		1,010,401

Net Assets		$ 23,456,622
Net Assets consist of:
Paid in capital		$ 23,372,134
Undistributed net investment income		41,717
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(645,915)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		688,686
Net Assets		$ 23,456,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,573,216 ÷ 290,677 shares)	$ 12.29

Maximum offering price per share (100/94.25 of $12.29)	$ 13.04
Class T: Net Asset Value and redemption price per share ($8,547,118 ÷ 701,269 shares)	$ 12.19

Maximum offering price per share (100/96.50 of $12.19)	$ 12.63
Class B: Net Asset Value and offering price per share ($6,441,549 ÷ 541,521 shares)A	$ 11.90

Class C: Net Asset Value and offering price per share ($4,387,723 ÷ 368,455 shares)A	$ 11.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($507,016 ÷ 40,822 shares)	$ 12.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 284,081
Interest		9,864
Security lending		3,408
		297,353
Less foreign taxes withheld		(29,787)
Total income		267,566

Expenses
Management fee	$ 84,676
Transfer agent fees	50,508
Distribution fees	79,839
Accounting and security lending fees	10,249
Independent trustees' compensation	56
Custodian fees and expenses	51,282
Registration fees	42,832
Audit	23,267
Legal	603
Miscellaneous	100
Total expenses before reductions	343,412
Expense reductions	(119,926)	223,486
Net investment income (loss)		44,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,314,906
Foreign currency transactions	(10,824)
Total net realized gain (loss)		3,304,082
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,583,913)
Assets and liabilities in foreign currencies	(2,497)
Total change in net unrealized appreciation (depreciation)		(1,586,410)
Net gain (loss)		1,717,672
Net increase (decrease) in net assets resulting from operations		$ 1,761,752

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,080	$ (77,210)
Net realized gain (loss)	3,304,082	3,220,062
Change in net unrealized appreciation (depreciation)	(1,586,410)	(582,905)
Net increase (decrease) in net assets resulting from operations	1,761,752	2,559,947
Distributions to shareholders from net investment income	-	(86,506)
Share transactions - net increase (decrease)	707,919	(1,503,949)
Redemption fees	231	50
Total increase (decrease) in net assets	2,469,902	969,542

Net Assets
Beginning of period	20,986,720	20,017,178
End of period (including undistributed net investment income of $41,717 and accumulated net investment loss of $2,363, respectively)	$ 23,456,622	$ 20,986,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.00	$ 8.03	$ 9.00	$ 11.13	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.05	.01	.04	.05	.01	(.02)
Net realized and unrealized gain (loss)	.94	1.37	1.98	(1.02)	(2.14)	.62
Total from investment operations	.99	1.38	2.02	(.97)	(2.13)	.60
Distributions from net investment income	-	(.08)	(.05)	-	-	(.03)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 12.29	$ 11.30	$ 10.00	$ 8.03	$ 9.00	$ 11.13
Total Return B, C, D	8.76%	13.87%	25.30%	(10.78)%	(19.14)%	5.67%
Ratios to Average Net Assets F
Expenses before expense reductions	2.50% A	2.74%	3.07%	2.57%	2.16%	1.97%
Expenses net of voluntary waivers, if any	1.61% A	1.75%	1.75%	1.96%	2.00%	1.97%
Expenses net of all reductions	1.48% A	1.68%	1.69%	1.91%	1.95%	1.93%
Net investment income (loss)	.81% A	.07%	.49%	.48%	.14%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,573	$ 2,905	$ 3,346	$ 2,071	$ 2,577	$ 3,501
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 9.93	$ 7.98	$ 8.95	$ 11.09	$ 10.54
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.02	.02	(.01)	(.05)
Net realized and unrealized gain (loss)	.95	1.36	1.96	(.99)	(2.13)	.62
Total from investment operations	.98	1.34	1.98	(.97)	(2.14)	.57
Distributions from net investment income	-	(.06)	(.03)	-	-	(.02)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 12.19	$ 11.21	$ 9.93	$ 7.98	$ 8.95	$ 11.09
Total Return B, C, D	8.74%	13.54%	24.90%	(10.84)%	(19.30)%	5.40%
Ratios to Average Net Assets F
Expenses before expense reductions	2.78% A	3.03%	3.34%	2.80%	2.40%	2.24%
Expenses net of voluntary waivers, if any	1.86% A	2.00%	2.00%	2.20%	2.25%	2.24%
Expenses net of all reductions	1.73% A	1.93%	1.94%	2.16%	2.19%	2.20%
Net investment income (loss)	.56% A	(.18)%	.24%	.24%	(.10)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,547	$ 8,102	$ 7,628	$ 7,079	$ 9,749	$ 15,505
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 9.72	$ 7.82	$ 8.82	$ 10.99	$ 10.48
Income from Investment Operations
Net investment income (loss) E	- G	(.07)	(.02)	(.02)	(.06)	(.11)
Net realized and unrealized gain (loss)	.93	1.33	1.92	(.98)	(2.11)	.62
Total from investment operations	.93	1.26	1.90	(1.00)	(2.17)	.51
Distributions from net investment income	-	(.01)	-	-	-	-
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 11.90	$ 10.97	$ 9.72	$ 7.82	$ 8.82	$ 10.99
Total Return B, C, D	8.48%	12.97%	24.30%	(11.34)%	(19.75)%	4.87%
Ratios to Average Net Assets F
Expenses before expense reductions	3.25% A	3.54%	3.87%	3.33%	2.95%	2.81%
Expenses net of voluntary waivers, if any	2.36% A	2.50%	2.50%	2.70%	2.75%	2.75%
Expenses net of all reductions	2.22% A	2.43%	2.44%	2.65%	2.70%	2.71%
Net investment income (loss)	.06% A	(.68)%	(.26)%	(.26)%	(.61)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,442	$ 6,288	$ 5,596	$ 5,717	$ 6,507	$ 8,132
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 9.73	$ 7.83	$ 8.84	$ 11.01	$ 10.49
Income from Investment Operations
Net investment income (loss) E	- G	(.07)	(.02)	(.02)	(.06)	(.10)
Net realized and unrealized gain (loss)	.93	1.33	1.92	(.99)	(2.11)	.62
Total from investment operations	.93	1.26	1.90	(1.01)	(2.17)	.52
Distributions from net investment income	-	(.01)	-	-	-	-
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 11.91	$ 10.98	$ 9.73	$ 7.83	$ 8.84	$ 11.01
Total Return B, C, D	8.47%	12.96%	24.27%	(11.43)%	(19.71)%	4.96%
Ratios to Average Net Assets F
Expenses before expense reductions	3.21% A	3.41%	3.74%	3.22%	2.80%	2.67%
Expenses net of voluntary waivers, if any	2.37% A	2.50%	2.50%	2.71%	2.75%	2.67%
Expenses net of all reductions	2.23% A	2.43%	2.44%	2.66%	2.70%	2.63%
Net investment income (loss)	.05% A	(.68)%	(.26)%	(.27)%	(.61)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,388	$ 3,234	$ 3,076	$ 2,876	$ 4,393	$ 7,117
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.07	$ 8.10	$ 9.05	$ 11.16	$ 10.58
Income from Investment Operations
Net investment income (loss) D	.07	.04	.06	.07	.04	.02
Net realized and unrealized gain (loss)	.95	1.37	1.98	(1.02)	(2.15)	.61
Total from investment operations	1.02	1.41	2.04	(.95)	(2.11)	.63
Distributions from net investment income	-	(.08)	(.07)	-	-	(.05)
Redemption fees added to paid in capital D	- F	- F	-	-	-	-
Net asset value, end of period	$ 12.42	$ 11.40	$ 10.07	$ 8.10	$ 9.05	$ 11.16
Total Return B, C	8.95%	14.07%	25.39%	(10.50)%	(18.91)%	5.94%
Ratios to Average Net Assets E
Expenses before expense reductions	2.05% A	2.29%	2.56%	2.07%	1.75%	1.70%
Expenses net of voluntary waivers, if any	1.37% A	1.50%	1.50%	1.71%	1.75%	1.70%
Expenses net of all reductions	1.23% A	1.43%	1.44%	1.66%	1.69%	1.66%
Net investment income (loss)	1.05% A	.32%	.73%	.74%	.40%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 507	$ 457	$ 371	$ 681	$ 820	$ 1,193
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,703,774
Unrealized depreciation	(1,031,956)
Net unrealized appreciation (depreciation)	$ 671,818
Cost for federal income tax purposes	$ 22,287,442

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $23,503,135 and $22,298,114, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,244	$ 42
Class T	.25%	.25%	22,062	202
Class B	.75%	.25%	33,884	25,491
Class C	.75%	.25%	19,649	2,893
			$ 79,839	$ 28,628

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,987
Class T	1,466
Class B*	9,325
Class C*	31
$ 13,809

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 7,406	.44*
Class T	20,137	.46*
Class B	14,693	.43*
Class C	7,679	.39*
Institutional Class	593	.23*
	$ 50,508

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,673 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $195 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75% - 1.50%*	$ 15,119
Class T	2.00% - 1.75%*	40,259
Class B	2.50% - 2.25%*	30,272
Class C	2.50% - 2.25%*	16,453
Institutional Class	1.50% - 1.25%*	1,753
		$ 103,856
* Expense limitation in effect at period end

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,070 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ -	$ 28,050
Class T	-	46,077
Class B	-	5,801
Class C	-	3,213
Institutional Class	-	3,365
Total	$ -	$ 86,506

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	67,633	337,527	$ 846,901	$ 3,769,229
Reinvestment of distributions	-	2,412	-	25,135
Shares redeemed	(34,075)	(417,543)	(426,184)	(4,586,475)
Net increase (decrease)	33,558	(77,604)	$ 420,717	$ (792,111)
Class T
Shares sold	109,121	135,665	$ 1,356,329	$ 1,489,738
Reinvestment of distributions	-	4,315	-	44,751
Shares redeemed	(130,376)	(185,482)	(1,622,062)	(2,011,588)
Net increase (decrease)	(21,255)	(45,502)	$ (265,733)	$ (477,099)
Class B
Shares sold	63,367	121,537	$ 762,776	$ 1,299,582
Reinvestment of distributions	-	522	-	5,324
Shares redeemed	(94,923)	(124,715)	(1,159,486)	(1,346,950)
Net increase (decrease)	(31,556)	(2,656)	$ (396,710)	$ (42,044)
Class C
Shares sold	114,279	74,022	$ 1,428,823	$ 796,896
Reinvestment of distributions	-	244	-	2,495
Shares redeemed	(40,260)	(95,858)	(487,133)	(1,022,292)
Net increase (decrease)	74,019	(21,592)	$ 941,690	$ (222,901)
Institutional Class
Shares sold	2,405	37,290	$ 29,146	$ 413,160
Reinvestment of distributions	-	287	-	3,019
Shares redeemed	(1,716)	(34,275)	(21,191)	(385,973)
Net increase (decrease)	689	3,302	$ 7,955	$ 30,206

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEUR-USAN-0605
1.784875.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,087.60	$ 8.33**
HypotheticalA	$ 1,000.00	$ 1,016.81	$ 8.05**
Class T
Actual	$ 1,000.00	$ 1,087.40	$ 9.63**
HypotheticalA	$ 1,000.00	$ 1,015.57	$ 9.30**
Class B
Actual	$ 1,000.00	$ 1,084.80	$ 12.20**
HypotheticalA	$ 1,000.00	$ 1,013.09	$ 11.78**
Class C
Actual	$ 1,000.00	$ 1,084.70	$ 12.25**
HypotheticalA	$ 1,000.00	$ 1,013.04	$ 11.83**
Institutional Class
Actual	$ 1,000.00	$ 1,089.50	$ 7.10**
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 6.85**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by -/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.61%**
Class T	1.86%**
Class B	2.36%**
Class C	2.37%**
Institutional Class	1.37%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 7.77
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 9.06
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 11.63
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 11.63
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.48
HypotheticalA		$ 6.26

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA sponsored ADR (France, Oil & Gas)	4.4	4.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	4.2	2.5
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.9	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.8	2.0
ENI Spa (Italy, Oil & Gas)	2.6	1.8
	16.9
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	17.2
Energy	16.0	17.6
Telecommunication Services	13.4	14.7
Health Care	11.3	9.5
Consumer Discretionary	10.2	13.1
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	22.0	29.4
Germany	12.5	9.2
France	11.9	11.9
Switzerland	10.1	3.4
Norway	5.4	2.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 95.5%	Stocks 92.7%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 7.3%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1)
Bermuda - 0.4%
Tsakos Energy Navigation Ltd.	2,300	$ 88,090
Canada - 1.1%
Eldorado Gold Corp. (a)	44,700	106,568
Hydrogenics Corp. (a)	39,200	146,414
TOTAL CANADA		252,982
Denmark - 0.9%
Novo Nordisk AS Series B	4,100	208,603
Finland - 3.4%
F-Secure Oyj (a)	54,950	135,687
Kemira GrowHow Oyj	16,863	146,834
Metso Corp.	11,500	209,238
Nokia Corp. sponsored ADR	18,800	300,424
TOTAL FINLAND		792,183
France - 11.9%
AXA SA	5,500	135,960
BNP Paribas SA	4,100	271,217
France Telecom SA sponsored ADR	6,100	178,486
Lagardere S.C.A. (Reg.)	2,500	181,622
Michelin SA (Compagnie Generale des Etablissements) Series B	3,600	219,193
Pernod-Ricard	2,025	309,228
Renault SA	3,500	294,298
Sanofi-Aventis sponsored ADR	4,000	177,480
Total SA sponsored ADR	9,300	1,031,467
TOTAL FRANCE		2,798,951
Germany - 11.3%
Adidas-Salomon AG	900	140,476
Allianz AG (Reg.)	4,200	504,000
BASF AG	5,500	356,950
Bayer AG	12,700	409,575
Bilfinger & Berger Bau AG	2,721	128,013
DAB Bank AG	14,681	104,938
Deutsche Boerse AG	1,755	133,200
E.ON AG	4,500	382,050
Linde AG	4,300	286,012
MAN AG	5,100	215,610
TOTAL GERMANY		2,660,824
Common Stocks - continued
	Shares	Value (Note 1)
Greece - 0.9%
Alpha Bank AE	5,400	$ 173,850
Hellenic Petroleum SA	3,045	31,972
TOTAL GREECE		205,822
Ireland - 0.6%
C&C Group PLC	32,600	133,458
Israel - 0.5%
Emblaze Ltd. (a)	37,400	126,088
Italy - 5.3%
Banca Intesa Spa	47,705	228,588
ENI Spa	18,900	474,239
ENI Spa sponsored ADR	1,100	138,006
FASTWEB Spa (a)	6,527	294,431
Gemina Spa	67,439	110,082
TOTAL ITALY		1,245,346
Luxembourg - 1.0%
Millicom International Cellular SA unit (a)	13,376	239,317
Netherlands - 5.4%
Aegon NV	6,700	84,027
Akzo Nobel NV sponsored ADR	3,400	139,536
Completel Europe NV (a)	4,694	210,464
ING Groep NV (Certificaten Van Aandelen)	9,630	263,958
Koninklijke Philips Electronics NV (NY Shares)	11,031	273,458
Royal Dutch Petroleum Co. (Hague Registry)	5,000	291,250
TOTAL NETHERLANDS		1,262,693
Norway - 5.4%
Ocean RIG ASA (a)	33,200	190,643
Petroleum Geo-Services ASA (a)	2,800	170,189
Statoil ASA	19,000	337,338
TANDBERG ASA	9,100	93,520
TANDBERG Television ASA (a)	46,300	473,969
TOTAL NORWAY		1,265,659
Poland - 1.3%
Polski Koncern Naftowy Orlen SA	8,100	111,159
Powszechna Kasa Oszczednosci Bank SA	23,900	180,859
TOTAL POLAND		292,018
Russia - 0.9%
Mobile TeleSystems OJSC sponsored ADR	6,500	218,400
Common Stocks - continued
	Shares	Value (Note 1)
South Africa - 0.7%
MTN Group Ltd.	7,430	$ 52,583
Steinhoff International Holdings Ltd.	52,800	111,842
TOTAL SOUTH AFRICA		164,425
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	8,400	130,032
Banco Santander Central Hispano SA	10,400	120,640
Telefonica SA sponsored ADR	5,200	265,200
TOTAL SPAIN		515,872
Sweden - 1.8%
Modern Times Group AB (MTG) (B Shares) (a)	3,000	92,923
OMX AB (a)	10,400	121,719
Skandia Foersaekrings AB	45,300	214,634
TOTAL SWEDEN		429,276
Switzerland - 10.1%
ABB Ltd. (Reg.) (a)	59,355	370,040
Actelion Ltd. (Reg.) (a)	1,460	157,253
Baloise Holdings AG (Reg.)	1,978	101,593
Credit Suisse Group (Reg.)	6,639	279,635
Novartis AG:
(Reg.)	11,395	555,278
sponsored ADR	2,400	116,952
Phonak Holding AG	7,799	273,415
Syngenta AG (Switzerland)	3,486	363,100
UBS AG (NY Shares)	1,900	152,570
TOTAL SWITZERLAND		2,369,836
Turkey - 5.1%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS	42,963	155,920
Petkim Petrokimya Holding AS (a)	27,432	99,358
Petrol Ofisi AS	57,374	152,558
Turkcell Iletisim Hizmet AS sponsored ADR	17,776	276,595
Turkiye Garanti Bankasi AS	52,836	187,954
Yapi ve Kredi Bankasi AS (a)	89,700	327,471
TOTAL TURKEY		1,199,856
United Kingdom - 22.0%
Amlin PLC	70,900	230,149
AstraZeneca PLC sponsored ADR	8,800	386,760
Autonomy Corp. PLC (a)	13,100	50,978
Axis Shield PLC (a)	19,200	97,094
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
BAE Systems PLC	42,700	$ 209,970
Barratt Developments PLC	7,500	85,969
BG Group PLC	30,703	239,699
British Land Co. PLC	16,400	258,440
BT Group PLC	65,900	253,847
Chaucer Holdings PLC	190,600	205,624
Easynet Group PLC (a)	41,800	68,850
Expro International Group PLC	8,400	70,393
George Wimpey PLC	19,000	142,660
GlaxoSmithKline PLC	13,800	348,795
GlaxoSmithKline PLC sponsored ADR	6,100	308,355
Maiden Group PLC	9,000	39,184
Prudential PLC	13,500	122,235
Shell Transport & Trading Co. PLC ADR	2,800	150,836
Standard Chartered PLC (United Kingdom)	22,500	407,449
Ted Baker PLC	23,675	210,031
Vodafone Group PLC	229,400	599,652
Vodafone Group PLC sponsored ADR	14,000	365,960
William Hill PLC	18,900	196,070
Wilson Bowden PLC	5,252	108,261
TOTAL UNITED KINGDOM		5,157,261
United States of America - 2.1%
Forest Oil Corp. (a)	7,600	292,828
Telewest Global, Inc. (a)	10,339	191,685
TOTAL UNITED STATES OF AMERICA		484,513
TOTAL COMMON STOCKS (Cost $21,426,184)		22,111,473
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Porsche AG (non-vtg.) (Cost $277,344)	430	280,133
Money Market Funds - 2.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $567,654)	567,654	$ 567,654
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $22,271,182)		22,959,260
NET OTHER ASSETS - 2.1%		497,362
NET ASSETS - 100%		$ 23,456,622
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $3,922,989 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $22,271,182) - See accompanying schedule		$ 22,959,260
Receivable for investments sold		1,308,842
Receivable for fund shares sold		85,003
Dividends receivable		80,172
Interest receivable		1,845
Prepaid expenses		63
Receivable from investment adviser for expense reductions		22,295
Other receivables		9,543
Total assets		24,467,023

Liabilities
Payable for investments purchased	$ 801,101
Payable for fund shares redeemed	61,535
Accrued management fee	14,540
Distribution fees payable	13,734
Other affiliated payables	9,029
Other payables and accrued expenses	110,462
Total liabilities		1,010,401

Net Assets		$ 23,456,622
Net Assets consist of:
Paid in capital		$ 23,372,134
Undistributed net investment income		41,717
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(645,915)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		688,686
Net Assets		$ 23,456,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,573,216 ÷ 290,677 shares)	$ 12.29

Maximum offering price per share (100/94.25 of $12.29)	$ 13.04
Class T: Net Asset Value and redemption price per share ($8,547,118 ÷ 701,269 shares)	$ 12.19

Maximum offering price per share (100/96.50 of $12.19)	$ 12.63
Class B: Net Asset Value and offering price per share ($6,441,549 ÷ 541,521 shares)A	$ 11.90

Class C: Net Asset Value and offering price per share ($4,387,723 ÷ 368,455 shares)A	$ 11.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($507,016 ÷ 40,822 shares)	$ 12.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 284,081
Interest		9,864
Security lending		3,408
		297,353
Less foreign taxes withheld		(29,787)
Total income		267,566

Expenses
Management fee	$ 84,676
Transfer agent fees	50,508
Distribution fees	79,839
Accounting and security lending fees	10,249
Independent trustees' compensation	56
Custodian fees and expenses	51,282
Registration fees	42,832
Audit	23,267
Legal	603
Miscellaneous	100
Total expenses before reductions	343,412
Expense reductions	(119,926)	223,486
Net investment income (loss)		44,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,314,906
Foreign currency transactions	(10,824)
Total net realized gain (loss)		3,304,082
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,583,913)
Assets and liabilities in foreign currencies	(2,497)
Total change in net unrealized appreciation (depreciation)		(1,586,410)
Net gain (loss)		1,717,672
Net increase (decrease) in net assets resulting from operations		$ 1,761,752
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,080	$ (77,210)
Net realized gain (loss)	3,304,082	3,220,062
Change in net unrealized appreciation (depreciation)	(1,586,410)	(582,905)
Net increase (decrease) in net assets resulting from operations	1,761,752	2,559,947
Distributions to shareholders from net investment income	-	(86,506)
Share transactions - net increase (decrease)	707,919	(1,503,949)
Redemption fees	231	50
Total increase (decrease) in net assets	2,469,902	969,542

Net Assets
Beginning of period	20,986,720	20,017,178
End of period (including undistributed net investment income of $41,717 and accumulated net investment loss of $2,363, respectively)	$ 23,456,622	$ 20,986,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.00	$ 8.03	$ 9.00	$ 11.13	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.05	.01	.04	.05	.01	(.02)
Net realized and unrealized gain (loss)	.94	1.37	1.98	(1.02)	(2.14)	.62
Total from investment operations	.99	1.38	2.02	(.97)	(2.13)	.60
Distributions from net investment income	-	(.08)	(.05)	-	-	(.03)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 12.29	$ 11.30	$ 10.00	$ 8.03	$ 9.00	$ 11.13
Total Return B, C, D	8.76%	13.87%	25.30%	(10.78)%	(19.14)%	5.67%
Ratios to Average Net Assets F
Expenses before expense reductions	2.50% A	2.74%	3.07%	2.57%	2.16%	1.97%
Expenses net of voluntary waivers, if any	1.61% A	1.75%	1.75%	1.96%	2.00%	1.97%
Expenses net of all reductions	1.48% A	1.68%	1.69%	1.91%	1.95%	1.93%
Net investment income (loss)	.81% A	.07%	.49%	.48%	.14%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,573	$ 2,905	$ 3,346	$ 2,071	$ 2,577	$ 3,501
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 9.93	$ 7.98	$ 8.95	$ 11.09	$ 10.54
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.02	.02	(.01)	(.05)
Net realized and unrealized gain (loss)	.95	1.36	1.96	(.99)	(2.13)	.62
Total from investment operations	.98	1.34	1.98	(.97)	(2.14)	.57
Distributions from net investment income	-	(.06)	(.03)	-	-	(.02)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 12.19	$ 11.21	$ 9.93	$ 7.98	$ 8.95	$ 11.09
Total Return B, C, D	8.74%	13.54%	24.90%	(10.84)%	(19.30)%	5.40%
Ratios to Average Net Assets F
Expenses before expense reductions	2.78% A	3.03%	3.34%	2.80%	2.40%	2.24%
Expenses net of voluntary waivers, if any	1.86% A	2.00%	2.00%	2.20%	2.25%	2.24%
Expenses net of all reductions	1.73% A	1.93%	1.94%	2.16%	2.19%	2.20%
Net investment income (loss)	.56% A	(.18)%	.24%	.24%	(.10)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,547	$ 8,102	$ 7,628	$ 7,079	$ 9,749	$ 15,505
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 9.72	$ 7.82	$ 8.82	$ 10.99	$ 10.48
Income from Investment Operations
Net investment income (loss) E	- G	(.07)	(.02)	(.02)	(.06)	(.11)
Net realized and unrealized gain (loss)	.93	1.33	1.92	(.98)	(2.11)	.62
Total from investment operations	.93	1.26	1.90	(1.00)	(2.17)	.51
Distributions from net investment income	-	(.01)	-	-	-	-
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 11.90	$ 10.97	$ 9.72	$ 7.82	$ 8.82	$ 10.99
Total Return B, C, D	8.48%	12.97%	24.30%	(11.34)%	(19.75)%	4.87%
Ratios to Average Net Assets F
Expenses before expense reductions	3.25% A	3.54%	3.87%	3.33%	2.95%	2.81%
Expenses net of voluntary waivers, if any	2.36% A	2.50%	2.50%	2.70%	2.75%	2.75%
Expenses net of all reductions	2.22% A	2.43%	2.44%	2.65%	2.70%	2.71%
Net investment income (loss)	.06% A	(.68)%	(.26)%	(.26)%	(.61)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,442	$ 6,288	$ 5,596	$ 5,717	$ 6,507	$ 8,132
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 9.73	$ 7.83	$ 8.84	$ 11.01	$ 10.49
Income from Investment Operations
Net investment income (loss) E	- G	(.07)	(.02)	(.02)	(.06)	(.10)
Net realized and unrealized gain (loss)	.93	1.33	1.92	(.99)	(2.11)	.62
Total from investment operations	.93	1.26	1.90	(1.01)	(2.17)	.52
Distributions from net investment income	-	(.01)	-	-	-	-
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 11.91	$ 10.98	$ 9.73	$ 7.83	$ 8.84	$ 11.01
Total Return B, C, D	8.47%	12.96%	24.27%	(11.43)%	(19.71)%	4.96%
Ratios to Average Net Assets F
Expenses before expense reductions	3.21% A	3.41%	3.74%	3.22%	2.80%	2.67%
Expenses net of voluntary waivers, if any	2.37% A	2.50%	2.50%	2.71%	2.75%	2.67%
Expenses net of all reductions	2.23% A	2.43%	2.44%	2.66%	2.70%	2.63%
Net investment income (loss)	.05% A	(.68)%	(.26)%	(.27)%	(.61)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,388	$ 3,234	$ 3,076	$ 2,876	$ 4,393	$ 7,117
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.07	$ 8.10	$ 9.05	$ 11.16	$ 10.58
Income from Investment Operations
Net investment income (loss) D	.07	.04	.06	.07	.04	.02
Net realized and unrealized gain (loss)	.95	1.37	1.98	(1.02)	(2.15)	.61
Total from investment operations	1.02	1.41	2.04	(.95)	(2.11)	.63
Distributions from net investment income	-	(.08)	(.07)	-	-	(.05)
Redemption fees added to paid in capital D	- F	- F	-	-	-	-
Net asset value, end of period	$ 12.42	$ 11.40	$ 10.07	$ 8.10	$ 9.05	$ 11.16
Total Return B, C	8.95%	14.07%	25.39%	(10.50)%	(18.91)%	5.94%
Ratios to Average Net Assets E
Expenses before expense reductions	2.05% A	2.29%	2.56%	2.07%	1.75%	1.70%
Expenses net of voluntary waivers, if any	1.37% A	1.50%	1.50%	1.71%	1.75%	1.70%
Expenses net of all reductions	1.23% A	1.43%	1.44%	1.66%	1.69%	1.66%
Net investment income (loss)	1.05% A	.32%	.73%	.74%	.40%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 507	$ 457	$ 371	$ 681	$ 820	$ 1,193
Portfolio turnover rate	200% A	123%	199%	137%	85%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,703,774
Unrealized depreciation	(1,031,956)
Net unrealized appreciation (depreciation)	$ 671,818
Cost for federal income tax purposes	$ 22,287,442

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $23,503,135 and $22,298,114, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,244	$ 42
Class T	.25%	.25%	22,062	202
Class B	.75%	.25%	33,884	25,491
Class C	.75%	.25%	19,649	2,893
			$ 79,839	$ 28,628

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,987
Class T	1,466
Class B*	9,325
Class C*	31
$ 13,809

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 7,406	.44*
Class T	20,137	.46*
Class B	14,693	.43*
Class C	7,679	.39*
Institutional Class	593	.23*
	$ 50,508

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,673 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $195 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75% - 1.50%*	$ 15,119
Class T	2.00% - 1.75%*	40,259
Class B	2.50% - 2.25%*	30,272
Class C	2.50% - 2.25%*	16,453
Institutional Class	1.50% - 1.25%*	1,753
		$ 103,856
* Expense limitation in effect at period end

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,070 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ -	$ 28,050
Class T	-	46,077
Class B	-	5,801
Class C	-	3,213
Institutional Class	-	3,365
Total	$ -	$ 86,506

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	67,633	337,527	$ 846,901	$ 3,769,229
Reinvestment of distributions	-	2,412	-	25,135
Shares redeemed	(34,075)	(417,543)	(426,184)	(4,586,475)
Net increase (decrease)	33,558	(77,604)	$ 420,717	$ (792,111)
Class T
Shares sold	109,121	135,665	$ 1,356,329	$ 1,489,738
Reinvestment of distributions	-	4,315	-	44,751
Shares redeemed	(130,376)	(185,482)	(1,622,062)	(2,011,588)
Net increase (decrease)	(21,255)	(45,502)	$ (265,733)	$ (477,099)
Class B
Shares sold	63,367	121,537	$ 762,776	$ 1,299,582
Reinvestment of distributions	-	522	-	5,324
Shares redeemed	(94,923)	(124,715)	(1,159,486)	(1,346,950)
Net increase (decrease)	(31,556)	(2,656)	$ (396,710)	$ (42,044)
Class C
Shares sold	114,279	74,022	$ 1,428,823	$ 796,896
Reinvestment of distributions	-	244	-	2,495
Shares redeemed	(40,260)	(95,858)	(487,133)	(1,022,292)
Net increase (decrease)	74,019	(21,592)	$ 941,690	$ (222,901)
Institutional Class
Shares sold	2,405	37,290	$ 29,146	$ 413,160
Reinvestment of distributions	-	287	-	3,019
Shares redeemed	(1,716)	(34,275)	(21,191)	(385,973)
Net increase (decrease)	689	3,302	$ 7,955	$ 30,206

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEURI-USAN-0605
1.784876.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Equity

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,048.80	$ 8.23**
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10**
Class T
Actual	$ 1,000.00	$ 1,047.80	$ 9.44**
HypotheticalA	$ 1,000.00	$ 1,015.57	$ 9.30**
Class B
Actual	$ 1,000.00	$ 1,044.80	$ 11.97**
HypotheticalA	$ 1,000.00	$ 1,013.09	$ 11.78**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,045.70	$ 11.97**
HypotheticalA	$ 1,000.00	$ 1,013.09	$ 11.78**
Institutional Class
Actual	$ 1,000.00	$ 1,050.60	$ 6.91**
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 6.81**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.62%**
Class T	1.86%**
Class B	2.36%**
Class C	2.36%**
Institutional Class	1.36%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 7.62
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 8.89
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 11.41
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 11.42
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.36
HypotheticalA		$ 6.26

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc. (United States of America, Biotechnology)	1.9	1.2
Seagate Technology (Cayman Islands, Computers & Peripherals)	1.5	1.4
St. Jude Medical, Inc. (United States of America, Health Care Equipment & Supplies)	1.4	1.7
BP PLC (United Kingdom, Oil & Gas)	1.1	1.4
Univision Communications, Inc. Class A (United States of America, Media)	1.1	1.6
	7.0
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	18.4
Information Technology	14.6	16.4
Consumer Discretionary	12.4	12.6
Health Care	11.0	14.0
Energy	10.9	9.2
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	44.3	46.9
Japan	11.7	11.1
United Kingdom	10.2	10.0
Switzerland	3.8	2.4
France	3.1	3.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks and Equity Futures 98.2%	Stocks and Equity Futures 96.7%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 3.3%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
Australia - 2.8%
Alumina Ltd.	2,500	$ 11,188
Amcor Ltd.	1,900	9,586
AMP Ltd.	16,000	83,973
Australia & New Zealand Banking Group Ltd.	7,809	131,552
Australian Gas Light Co.	1,053	11,810
Australian Stock Exchange Ltd.	1,000	15,558
AXA Asia Pacific Holdings Ltd.	3,400	11,392
BHP Billiton Ltd.	14,685	185,618
Billabong International Ltd.	4,000	35,770
Bradken Ltd.	4,589	8,064
Brambles Industries Ltd.	2,100	12,875
Coca-Cola Amatil Ltd.	2,442	15,792
Cochlear Ltd.	600	14,386
Commonwealth Bank of Australia	3,200	90,821
ConnectEast Group	54,683	28,614
CSL Ltd.	1,849	45,633
DCA Group Ltd.	2,000	5,108
Fosters Group Ltd.	10,100	40,387
Gunns Ltd.	8,608	25,211
Lion Nathan Ltd.	4,100	23,343
Macquarie Airports unit	10,200	26,687
National Australia Bank Ltd.	1,000	22,878
Newcrest Mining Ltd.	3,300	38,170
Origin Energy Ltd.	2,387	13,068
PaperlinX Ltd.	3,700	8,149
Publishing & Broadcasting Ltd.	655	7,300
QBE Insurance Group Ltd.	3,208	37,331
Rinker Group Ltd.	784	6,962
Rio Tinto Ltd.	1,157	37,410
Seek Ltd.	6,700	12,297
United Group Ltd.	1,100	7,088
Wesfarmers Ltd.	400	11,215
Westfield Group unit	7,500	95,009
Westpac Banking Corp.	7,800	118,486
Woodside Petroleum Ltd.	2,700	49,554
Woolworths Ltd.	3,147	37,580
TOTAL AUSTRALIA		1,335,865
Belgium - 0.7%
Belgacom SA	3,400	130,882
Common Stocks - continued
	Shares	Value (Note 1)
Belgium - continued
Colruyt NV	700	$ 106,712
Mobistar SA (a)	1,000	85,970
TOTAL BELGIUM		323,564
Bermuda - 0.5%
Accenture Ltd. Class A (a)	2,800	60,760
Marvell Technology Group Ltd. (a)	5,500	184,140
TOTAL BERMUDA		244,900
Canada - 2.9%
ACE Aviation Holdings, Inc. Class A (a)	250	6,874
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	760	10,147
Astral Media, Inc. Class A (non-vtg.)	300	7,629
Bank of Montreal, Quebec	340	15,307
Bank of Nova Scotia	2,310	73,411
Brascan Corp. Class A (ltd. vtg.)	805	29,095
Brookfield Properties Corp.	720	18,487
Canadian Imperial Bank of Commerce	730	43,364
Canadian National Railway Co.	790	45,359
Canadian Natural Resources Ltd.	1,020	50,581
Canadian Pacific Railway Ltd.	720	25,147
Canadian Tire Corp. Ltd. Class A (non-vtg.)	460	22,372
Cardiome Pharma Corp. (a)	720	4,234
CCS Income Trust	70	1,572
Chum Ltd. Class B (non-vtg.)	290	7,490
Contrans Income Fund	400	5,242
EnCana Corp.	1,134	72,581
Falconbridge Ltd.	680	22,561
FirstService Corp. (Sub. Vtg.) (a)	650	12,516
Fording Canadian Coal Trust	360	31,742
Fortis, Inc.	330	18,898
Garda World Security Corp. (a)	870	5,911
Geac Computer Corp. Ltd. (a)	2,040	16,893
Great Canadian Gaming Corp. (a)	180	7,440
Home Capital Group, Inc.	310	8,613
Imperial Oil Ltd.	550	38,966
Industrial Alliance Life Insurance Co.	320	14,495
ING Canada, Inc.	540	14,273
IPSCO, Inc.	690	32,900
Jean Coutu Group, Inc. Class A (sub. vtg.)	360	5,264
Kinross Gold Corp. (a)	710	3,837
La Senza Corp. (sub. vtg.)	210	2,270
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Loblaw Companies Ltd.	730	$ 44,287
Manulife Financial Corp.	1,410	64,620
Metro, Inc. Class A (sub. vtg.)	1,090	25,120
National Bank of Canada	850	35,402
Noranda, Inc.	700	13,128
NOVA Chemicals Corp.	360	11,670
Onex Corp. (sub. vtg.)	1,060	16,157
Petro-Canada	540	29,979
PetroKazakhstan, Inc. Class A	530	15,348
Placer Dome, Inc.	1,040	13,885
Potash Corp. of Saskatchewan	295	24,836
Precision Drilling Corp. (a)	270	19,483
Reitmans Canada Ltd. Class A (non-vtg.)	1,620	18,024
RioCan (REIT)	720	10,665
RONA, Inc. (a)	460	8,836
Royal Bank of Canada	980	58,371
Russel Metals, Inc.	700	8,066
Savanna Energy Services Corp. (a)	360	5,007
SNC-Lavalin Group, Inc.	540	31,327
Sun Life Financial, Inc.	840	26,221
Suncor Energy, Inc.	420	15,507
Talisman Energy, Inc.	1,600	48,279
Teck Cominco Ltd. Class B (sub. vtg.)	1,020	32,950
TELUS Corp.	1,860	57,248
Toronto-Dominion Bank	1,530	61,207
Trican Well Service Ltd. (a)	210	13,132
Wajax Ltd.	900	12,874
TOTAL CANADA		1,397,100
Cayman Islands - 2.2%
Ctrip.com International Ltd. ADR (a)	300	13,164
Noble Corp.	5,960	303,364
Seagate Technology	41,420	728,164
TOTAL CAYMAN ISLANDS		1,044,692
China - 0.0%
Xinao Gas Holdings Ltd.	12,000	6,966
Denmark - 0.4%
Danske Bank AS	4,730	139,523
Novo Nordisk AS Series B	1,600	81,406
TOTAL DENMARK		220,929
Common Stocks - continued
	Shares	Value (Note 1)
Finland - 0.3%
Fortum Oyj	7,240	$ 110,747
Neste Oil Oyj (a)	1,810	40,836
TOTAL FINLAND		151,583
France - 3.1%
AXA SA	6,374	157,565
BNP Paribas SA	3,692	244,228
CNP Assurances	800	54,636
Michelin SA (Compagnie Generale des Etablissements) Series B	1,300	79,153
Societe Generale Series A	900	89,947
Total SA Series B	2,325	515,732
Vivendi Universal SA	11,100	329,115
TOTAL FRANCE		1,470,376
Germany - 2.2%
Allianz AG (Reg.)	1,700	204,000
Continental AG	2,200	162,972
Deutsche Boerse AG	2,377	180,409
Deutsche Telekom AG (Reg.)	5,400	101,466
E.ON AG	3,700	314,130
Merck KGaA	1,100	84,617
TOTAL GERMANY		1,047,594
Greece - 0.7%
EFG Eurobank Ergasias SA	5,500	166,171
Greek Organization of Football Prognostics SA	4,700	123,253
Public Power Corp. of Greece	1,500	40,031
TOTAL GREECE		329,455
Hong Kong - 0.8%
Cafe de Coral Holdings Ltd.	6,000	6,581
Cheung Kong Holdings Ltd.	5,000	47,144
China Mobile (Hong Kong) Ltd.	6,500	23,140
CNOOC Ltd.	20,000	10,764
Esprit Holdings Ltd.	5,000	37,202
Henderson Land Development Co. Ltd.	5,000	23,219
Hong Kong & China Gas Co. Ltd.	17,400	35,603
Hysan Development Co. Ltd.	9,000	18,646
Jardine Matheson Holdings Ltd.	1,000	18,000
JCG Holdings Ltd.	4,000	3,592
Li & Fung Ltd.	20,000	38,229
Sun Hung Kai Properties Ltd.	3,000	28,671
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
Swire Pacific Ltd. (A Shares)	2,500	$ 20,846
Television Broadcasts Ltd.	4,000	20,115
Wharf Holdings Ltd.	9,000	29,961
Wing Hang Bank Ltd.	2,000	12,623
TOTAL HONG KONG		374,336
Ireland - 0.4%
CRH PLC	6,927	173,297
Italy - 1.7%
Autostrade Spa	4,440	117,599
Banca Intesa Spa	15,509	74,314
Banco Popolare di Verona e Novara	8,790	162,890
ENI Spa	14,811	371,638
Lottomatica Spa New	1,300	44,349
Riunione Adriatica di Sicurta Spa (RAS)	2,215	48,505
TOTAL ITALY		819,295
Japan - 11.7%
Acom Co. Ltd.	470	30,258
Advantest Corp.	600	42,346
Aeon Co. Ltd.	3,700	57,520
Aisin Seiki Co. Ltd.	1,400	30,443
Ajinomoto Co., Inc.	1,000	12,027
Arisawa Manufacturing Co. Ltd.	440	13,513
Aruze Corp.	400	8,927
Asahi Glass Co. Ltd.	7,000	77,644
Bridgestone Corp.	3,000	57,654
BSL Corp.	13,000	31,245
BSL Corp. warrants 12/15/05 (a)	1,300	397
Canon, Inc.	2,200	114,488
Central Glass Co. Ltd.	3,000	20,629
Citizen Watch Co. Ltd.	2,400	21,906
Culture Convenience Club Co. Ltd.	1,100	21,035
Cyber Agent Ltd.	17	68,746
Dai Nippon Printing Co. Ltd.	2,000	32,122
Daicel Chemical Industries Ltd.	2,000	10,758
Daikin Industries Ltd.	700	17,492
Dainippon Ink & Chemicals, Inc.	4,000	10,873
Dainippon Screen Manufacturing Co. Ltd.	4,000	27,163
Daiwa House Industry Co. Ltd.	2,000	22,470
Daiwa Securities Group, Inc.	7,000	44,397
Denki Kagaku Kogyo KK	6,000	20,715
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Denso Corp.	2,300	$ 54,731
Don Quijote Co. Ltd.	600	36,624
East Japan Railway Co.	8	41,660
Ebara Corp.	3,000	12,074
FamilyMart Co. Ltd.	600	18,655
Fanuc Ltd.	500	29,566
Fast Retailing Co. Ltd.	800	47,382
Fuji Photo Film Co. Ltd.	1,500	49,605
Fuji Television Network, Inc.	9	18,970
Fujikura Ltd.	6,000	26,037
Fujitsu Ltd.	10,000	55,126
Funai Electric Co. Ltd.	200	22,699
Hamamatsu Photonics K.K.	600	13,190
Hitachi Cable Ltd.	5,000	21,412
Hitachi Chemical Co. Ltd.	1,800	30,764
Hitachi Information Systems Co. Ltd.	400	8,507
Hitachi Software Engineerng Co. Ltd.	700	12,424
Hogy Medical Co.	300	13,791
Hokuhoku Financial Group, Inc.	12,000	34,106
Honda Motor Co. Ltd.	3,400	163,880
Isetan Co. Ltd.	1,100	13,187
Ito Yokado Ltd.	1,200	41,545
ITOCHU TECHNO-SCIENCE Corp. (CTC)	600	19,285
Izumi Co. Ltd.	600	14,735
JAFCO Co. Ltd.	700	40,324
JFE Holdings, Inc.	1,600	44,406
Js Group Corp.	1,600	28,887
JSR Corp.	1,600	32,351
Juroku Bank Ltd.	3,000	15,994
Kamigumi Co. Ltd.	4,000	31,283
Kao Corp.	1,000	23,128
KDDI Corp.	5	23,128
Keyence Corp.	100	22,127
Konica Minolta Holdings, Inc.	2,500	24,130
Kuraray Co. Ltd.	1,500	13,891
Kurita Water Industries Ltd.	1,300	20,235
Kyocera Corp.	500	36,565
Matsushita Electric Industrial Co. Ltd.	4,000	58,600
Mazda Motor Corp.	4,000	14,154
Meitec Corp.	900	29,785
Millea Holdings, Inc.	5	68,193
Mitsubishi Corp.	4,400	60,345
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mitsubishi Electric Corp.	10,000	$ 53,028
Mitsubishi Estate Co. Ltd.	3,000	32,361
Mitsubishi Securities Co. Ltd.	4,000	33,305
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	9	77,850
Mitsui & Co. Ltd.	6,000	57,053
Mitsui Fudosan Co. Ltd.	4,000	44,788
Mitsui Mining & Smelting Co. Ltd.	9,000	38,712
Mitsui O.S.K. Lines Ltd.	6,000	37,883
Mizuho Financial Group, Inc.	34	159,866
Murata Manufacturing Co. Ltd.	800	39,828
NGK Insulators Ltd.	5,000	51,454
NGK Spark Plug Co. Ltd.	5,000	52,313
Nikko Cordial Corp.	12,000	56,080
Nintendo Co. Ltd.	300	34,249
Nippon Electric Glass Co. Ltd.	5,000	79,733
Nippon Mining Holdings, Inc.	7,500	45,637
Nippon Oil Corp.	10,000	70,768
Nippon Paper Group, Inc.	6	25,866
Nippon Sheet Glass Co. Ltd.	4,000	16,366
Nippon Steel Corp.	24,000	60,887
Nippon Television Network Corp.	240	37,471
Nishi-Nippon City Bank Ltd.	1,000	3,958
Nishimatsuya Chain Co. Ltd.	1,160	29,761
Nitto Denko Corp.	1,000	54,650
NOK Corp.	2,300	60,215
Nomura Holdings, Inc.	3,700	47,212
Nomura Research Institute Ltd.	400	38,150
NTT Data Corp.	11	33,887
NTT DoCoMo, Inc.	37	57,498
Oji Paper Co. Ltd.	5,000	26,705
Olympus Corp. (a)	1,000	20,267
Opt, Inc. (a)	1	22,604
ORIX Corp.	300	40,887
Rakuten, Inc.	34	28,504
Ricoh Co. Ltd.	3,000	47,897
Rinnai Corp.	700	17,926
Rohm Co. Ltd.	1,600	150,920
Sanden Corp.	1,000	4,721
Sanken Electric Co. Ltd.	3,000	40,658
Sankyo Co. Ltd. (Gunma)	500	24,750
Seiko Epson Corp.	300	10,415
SFCG Co. Ltd.	130	33,452
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sharp Corp.	2,000	$ 31,245
Shin-Etsu Chemical Co. Ltd.	800	29,604
SMC Corp.	300	31,617
Softbank Corp.	700	28,174
Sompo Japan Insurance, Inc.	4,000	38,875
Sony Corp.	1,100	40,381
Stanley Electric Co. Ltd.	3,700	60,132
Sumitomo Chemical Co. Ltd.	15,000	76,824
Sumitomo Corp.	6,000	50,930
Sumitomo Electric Industries Ltd.	7,000	73,171
Sumitomo Mitsui Financial Group, Inc.	22	142,260
Sumitomo Realty & Development Co. Ltd.	3,000	34,220
Suzuki Motor Corp.	1,700	29,039
Taiheiyo Cement Corp.	6,000	16,824
Takeda Pharamaceutical Co. Ltd.	700	34,115
Teijin Ltd.	13,000	58,894
Toho Co. Ltd.	300	4,750
Tokai Tokyo Securities Co. Ltd.	5,000	15,212
Tokyo Broadcasting System, Inc.	2,600	49,396
Tokyo Electric Power Co.	600	14,421
Tokyo Electron Ltd.	300	15,508
Tokyu Corp.	5,000	24,225
Toray Industries, Inc.	12,000	53,562
Toshiba Corp.	4,000	16,404
Toshiba Machine Co. Ltd.	8,000	45,474
Toyota Motor Corp.	8,300	301,747
Toyota Tsusho Corp.	1,000	16,624
UFJ Holdings, Inc. (a)	9	47,382
Yamaha Corp.	1,100	16,303
Yamaha Motor Co. Ltd.	2,300	40,362
Yamato Transport Co. Ltd.	3,000	39,685
Yokogawa Electric Corp.	3,000	39,170
TOTAL JAPAN		5,599,314
Liberia - 0.3%
Royal Caribbean Cruises Ltd.	3,000	126,060
Luxembourg - 0.1%
SES Global unit	2,300	31,371
Marshall Islands - 0.1%
Teekay Shipping Corp.	1,100	46,134
Netherlands - 1.7%
ING Groep NV (Certificaten Van Aandelen)	8,010	219,554
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
James Hardie Industries NV	2,000	$ 8,747
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	8,500	353,496
Koninklijke Philips Electronics NV	7,300	180,967
Rodamco Europe NV	1,000	76,028
TOTAL NETHERLANDS		838,792
Netherlands Antilles - 0.3%
Schlumberger Ltd. (NY Shares)	2,400	164,184
New Zealand - 0.2%
Carter Holt Harvey Ltd.	12,000	16,311
Fisher & Paykel Healthcare Corp.	5,800	12,801
Independent Newspapers Ltd.	800	3,508
Sky City Entertainment Group Ltd.	3,800	12,275
Sky Network Television Ltd.	1,000	4,823
Telecom Corp. of New Zealand Ltd.	7,217	32,089
Tenon Ltd.	575	1,534
TOTAL NEW ZEALAND		83,341
Norway - 0.4%
DnB NOR ASA	15,380	147,604
Statoil ASA	2,100	36,916
TOTAL NORWAY		184,520
Papua New Guinea - 0.0%
Oil Search Ltd.	4,500	8,013
Singapore - 1.1%
CapitaLand Ltd.	3,000	4,670
City Developments Ltd.	4,000	16,849
City Developments Ltd. warrants 5/10/06 (a)	300	795
DBS Group Holdings Ltd.	7,000	61,107
Flextronics International Ltd. (a)	30,170	336,396
Fraser & Neave Ltd.	1,000	9,462
Keppel Corp. Ltd.	4,000	26,128
Olam International Ltd.	24,000	11,281
Singapore Exchange Ltd.	6,000	6,813
United Overseas Bank Ltd.	6,000	52,378
Yellow Pages (Singapore) Ltd.	11,000	11,281
TOTAL SINGAPORE		537,160
Spain - 2.5%
Actividades de Construccion y Servicios SA (ACS)	4,553	111,657
Altadis SA (Spain)	10,200	434,402
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Banco Popular Espanol SA (Reg.)	2,700	$ 169,483
Bankinter SA	1,100	53,566
Corporacion Mapfre SA (Reg.)	3,900	58,288
Gestevision Telecinco SA	4,200	96,450
Telefonica SA	15,053	255,901
TOTAL SPAIN		1,179,747
Sweden - 2.1%
Gambro AB (A Shares)	2,942	39,946
Hennes & Mauritz AB (H&M) (B Shares)	6,101	211,840
Securitas AB (B Shares)	3,667	59,125
Skandia Foersaekrings AB	35,735	169,315
Svenska Handelsbanken AB (A Shares)	5,178	117,176
Telefonaktiebolaget LM Ericsson (B Shares)	135,740	399,754
TOTAL SWEDEN		997,156
Switzerland - 3.8%
ABB Ltd. (Reg.) (a)	23,070	143,827
Compagnie Financiere Richemont unit	5,282	158,179
Credit Suisse Group (Reg.)	4,284	180,442
Nestle SA (Reg.)	1,240	327,870
Novartis AG (Reg.)	8,425	410,550
Roche Holding AG (participation certificate)	2,583	313,339
UBS AG (Reg.)	3,351	269,085
TOTAL SWITZERLAND		1,803,292
United Kingdom - 10.2%
3i Group PLC	21,020	258,355
AstraZeneca PLC (Sweden)	3,420	150,191
Aviva PLC	9,700	110,065
BAE Systems PLC	29,800	146,536
Barclays PLC	15,470	160,501
BG Group PLC	31,990	249,747
BHP Billiton PLC	5,500	67,706
BP PLC	54,000	548,100
British American Tobacco PLC	3,500	65,905
British Land Co. PLC	10,000	157,586
British Sky Broadcasting Group PLC (BSkyB)	7,000	72,821
BT Group PLC	18,100	69,721
Carnival PLC	3,600	185,866
GlaxoSmithKline PLC	15,831	400,129
HSBC Holdings PLC:
(Hong Kong) (Reg.)	4,644	74,350
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
HSBC Holdings PLC: - continued
(United Kingdom) (Reg.)	20,440	$ 327,244
Kesa Electricals PLC	15,436	78,729
Prudential PLC	15,221	137,817
Reuters Group PLC	20,500	151,257
Royal Bank of Scotland Group PLC	3,300	100,065
Scottish & Southern Energy PLC	7,600	137,261
Shell Transport & Trading Co. PLC (Reg.)	58,390	524,245
Standard Chartered PLC (United Kingdom)	5,200	94,166
Tesco PLC	23,600	140,032
United Business Media PLC	2,994	28,551
Vodafone Group PLC	176,364	461,015
TOTAL UNITED KINGDOM		4,897,961
United States of America - 39.0%
Abbott Laboratories	3,390	166,652
AFLAC, Inc.	5,630	228,859
Agere Systems, Inc.:
Class A (a)	25,460	29,788
Class B (a)	43,197	50,972
Albany International Corp. Class A	3,980	124,813
Alcoa, Inc.	2,050	59,491
Altera Corp. (a)	15,200	315,096
American International Group, Inc.	2,320	117,972
Amphenol Corp. Class A	4,620	182,213
Analog Devices, Inc.	13,670	466,284
Apache Corp.	2,340	131,719
Apollo Investment Corp.	8,654	137,252
Aramark Corp. Class B	3,310	81,128
Avon Products, Inc.	980	39,278
Baker Hughes, Inc.	3,000	132,360
Bank of America Corp.	4,246	191,240
Barr Pharmaceuticals, Inc. (a)	2,550	132,243
BEA Systems, Inc. (a)	490	3,381
Becton, Dickinson & Co.	3,600	210,672
Biomet, Inc.	1,480	57,261
BJ Services Co.	1,800	87,750
Caterpillar, Inc.	1,160	102,138
Cendant Corp.	6,620	131,804
Centex Corp.	3,680	212,410
Charles Schwab Corp.	6,510	67,379
ChevronTexaco Corp.	5,020	261,040
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Clear Channel Communications, Inc.	3,654	$ 116,709
ConocoPhillips	1,390	145,742
Danaher Corp.	6,280	317,956
Dean Foods Co. (a)	1,700	58,412
Dell, Inc. (a)	8,550	297,797
Dow Chemical Co.	5,420	248,941
Eagle Materials, Inc.	54	4,064
Eagle Materials, Inc. Class B	184	13,476
EMC Corp. (a)	34,720	455,526
Emulex Corp. (a)	7,600	118,028
ENSCO International, Inc.	3,770	122,902
Exxon Mobil Corp.	7,800	444,834
Fannie Mae	1,480	79,846
FedEx Corp.	2,450	208,128
FirstEnergy Corp.	1,590	69,197
Freeport-McMoRan Copper & Gold, Inc. Class B	7,330	254,058
Freescale Semiconductor, Inc. Class B (a)	1,470	27,724
Genentech, Inc. (a)	12,540	889,573
Gillette Co.	5,730	295,897
Golden West Financial Corp., Delaware	2,320	144,606
Goldman Sachs Group, Inc.	3,000	320,370
Hartford Financial Services Group, Inc.	4,200	303,954
Herman Miller, Inc.	1,700	48,620
Home Depot, Inc.	1,590	56,238
Hudson Highland Group, Inc. (a)	414	5,709
Intel Corp.	6,940	163,229
Intersil Corp. Class A	640	11,174
J.P. Morgan Chase & Co.	3,080	109,309
Jabil Circuit, Inc. (a)	5,780	159,528
Johnson & Johnson	2,970	203,831
Juniper Networks, Inc. (a)	6,100	137,799
KB Home	1,240	70,680
KLA-Tencor Corp.	8,640	337,133
Lattice Semiconductor Corp. (a)	960	4,378
Lennar Corp.:
Class A	2,520	129,704
Class B	2,396	114,792
Liberty Media International, Inc. Class A (a)	2,284	94,717
LSI Logic Corp. (a)	2,750	14,740
Lyondell Chemical Co.	8,855	222,172
Masco Corp.	1,510	47,550
Maytag Corp.	1,360	13,178
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
McDonald's Corp.	6,300	$ 184,653
Medtronic, Inc.	3,790	199,733
Merrill Lynch & Co., Inc.	2,310	124,578
MetLife, Inc.	6,860	266,854
Mettler-Toledo International, Inc. (a)	3,150	144,428
Micron Technology, Inc. (a)	3,670	35,636
Microsoft Corp.	18,520	468,556
Monsanto Co.	1,400	82,068
Monster Worldwide, Inc. (a)	10,470	240,915
Motorola, Inc.	3,920	60,133
National Oilwell Varco, Inc. (a)	2,970	118,028
National Semiconductor Corp.	3,040	58,003
News Corp. Class B unit	811	12,911
Nextel Communications, Inc. Class A (a)	10,000	279,900
NIKE, Inc. Class B	1,160	89,100
Northrop Grumman Corp.	760	41,678
Peabody Energy Corp.	8,400	367,668
PepsiCo, Inc.	3,490	194,184
Perrigo Co.	4,580	83,906
Pfizer, Inc.	9,132	248,116
Phelps Dodge Corp.	2,730	234,371
PolyOne Corp. (a)	4,210	32,501
Pride International, Inc. (a)	2,730	60,879
Pulte Homes, Inc.	2,220	158,619
RealNetworks, Inc. (a)	3,190	19,650
SafeNet, Inc. (a)	2,100	58,695
SBC Communications, Inc.	5,600	133,280
St. Jude Medical, Inc. (a)	17,480	682,244
Stryker Corp.	2,960	143,708
Symantec Corp. (a)	9,200	172,776
Synthes, Inc.	1,056	120,340
Teradyne, Inc. (a)	17,620	194,172
Texas Instruments, Inc.	5,720	142,771
Time Warner, Inc. (a)	13,520	227,271
Transocean, Inc. (a)	2,300	106,651
Union Pacific Corp.	1,050	67,127
UnitedHealth Group, Inc.	3,060	289,201
Univision Communications, Inc. Class A (a)	20,570	540,785
VERITAS Software Corp. (a)	3,620	74,536
Viacom, Inc. Class B (non-vtg.)	5,601	193,907
Volterra Semiconductor Corp.	2,700	28,809
Wachovia Corp.	4,880	249,758
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Wal-Mart Stores, Inc.	1,850	$ 87,209
Waste Management, Inc.	5,210	148,433
Weatherford International Ltd. (a)	5,750	299,863
Wells Fargo & Co.	1,000	59,940
Whole Foods Market, Inc.	510	50,857
Wyeth	2,370	106,508
Xilinx, Inc.	1,010	27,209
Zimmer Holdings, Inc. (a)	680	55,366
TOTAL UNITED STATES OF AMERICA		18,671,900
TOTAL COMMON STOCKS (Cost $39,840,001)		44,108,897
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.4%
Fresenius AG	1,200	141,123
Fresenius Medical Care AG	330	19,093
Henkel KGaA	500	43,394
TOTAL GERMANY		203,610
Italy - 0.3%
Telecom Italia Spa (Risp)	46,170	130,807
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $224,671)		334,417
Government Obligations - 0.3%
	Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.72% to 2.73% 6/9/05 to 7/14/05 (c) (Cost $174,143)	$ 175,000	174,163
Money Market Funds - 7.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $3,339,008)	3,339,008	$ 3,339,008
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $43,577,823)		47,956,485
NET OTHER ASSETS - (0.2)%		(117,100)
NET ASSETS - 100%		$ 47,839,385
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
44 S&P 500 E-Mini Index Contracts	June 2005	$ 2,548,700	$ (103,404)

The face value of futures purchased as a percentage of net assets - 5.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $174,163.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $2,302,392 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $43,577,823) - See accompanying schedule		$ 47,956,485
Foreign currency held at value (cost $12,423)		12,441
Receivable for investments sold		240,346
Receivable for fund shares sold		140,927
Dividends receivable		132,759
Interest receivable		6,835
Receivable for daily variation on futures contracts		33,880
Prepaid expenses		119
Receivable from investment adviser for expense reductions		15,696
Other receivables		2,870
Total assets		48,542,358

Liabilities
Payable for investments purchased	$ 244,351
Payable for fund shares redeemed	340,591
Accrued management fee	29,203
Distribution fees payable	22,283
Other affiliated payables	17,967
Other payables and accrued expenses	48,578
Total liabilities		702,973

Net Assets		$ 47,839,385
Net Assets consist of:
Paid in capital		$ 44,477,708
Accumulated net investment loss		(645)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(913,531)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,275,853
Net Assets		$ 47,839,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,219,874 ÷ 739,937 shares)	$ 12.46

Maximum offering price per share (100/94.25 of $12.46)	$ 13.22
Class T: Net Asset Value and redemption price per share ($26,354,668 ÷ 2,147,084 shares)	$ 12.27

Maximum offering price per share (100/96.50 of $12.27)	$ 12.72
Class B: Net Asset Value and offering price per share ($6,049,143 ÷ 508,588 shares) A	$ 11.89

Class C: Net Asset Value and offering price per share ($4,849,076 ÷ 407,169 shares) A	$ 11.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,366,624 ÷ 107,850 shares)	$ 12.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 420,612
Special Dividends		55,560
Interest		42,288
		518,460
Less foreign taxes withheld		(33,948)
Total income		484,512

Expenses
Management fee	$ 169,144
Transfer agent fees	96,020
Distribution fees	129,085
Accounting fees and expenses	14,382
Independent trustees' compensation	112
Custodian fees and expenses	52,166
Registration fees	44,269
Audit	20,593
Legal	1,502
Miscellaneous	464
Total expenses before reductions	527,737
Expense reductions	(82,953)	444,784
Net investment income (loss)		39,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,425,467
Foreign currency transactions	(4,011)
Futures contracts	64,848
Total net realized gain (loss)		1,486,304
Change in net unrealized appreciation (depreciation) on: Investment securities	397,298
Assets and liabilities in foreign currencies	(1,247)
Futures contracts	(109,360)
Total change in net unrealized appreciation (depreciation)		286,691
Net gain (loss)		1,772,995
Net increase (decrease) in net assets resulting from operations		$ 1,812,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,728	$ (238,310)
Net realized gain (loss)	1,486,304	2,766,719
Change in net unrealized appreciation (depreciation)	286,691	779,756
Net increase (decrease) in net assets resulting from operations	1,812,723	3,308,165
Share transactions - net increase (decrease)	5,889,076	6,774,804
Redemption fees	944	1,085
Total increase (decrease) in net assets	7,702,743	10,084,054

Net Assets
Beginning of period	40,136,642	30,052,588
End of period (including accumulated net investment loss of $645 and accumulated net investment loss of $40,373, respectively)	$ 47,839,385	$ 40,136,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 10.73	$ 8.62	$ 9.76	$ 12.62	$ 11.79
Income from Investment Operations
Net investment income (loss) E	.03 F	(.04)	(.02)	(.05)	(.02) H	(.04) G
Net realized and unrealized gain (loss)	.55	1.19	2.13	(1.09)	(2.84)	1.13
Total from investment operations	.58	1.15	2.11	(1.14)	(2.86)	1.09
Distributions from net realized gain	-	-	-	-	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.26)
Redemption fees added to paid in capital E	- J	- J	-	-	-	-
Net asset value, end of period	$ 12.46	$ 11.88	$ 10.73	$ 8.62	$ 9.76	$ 12.62
Total Return B, C, D	4.88%	10.72%	24.48%	(11.68)%	(22.66)%	9.28%
Ratios to Average Net Assets I
Expenses before expense reductions	1.89% A	1.97%	2.25%	2.38%	2.40%	2.32%
Expenses net of voluntary waivers, if any	1.62% A	1.75%	1.76%	1.94%	2.00%	2.00%
Expenses net of all reductions	1.60% A	1.72%	1.73%	1.92%	1.96%	1.99%
Net investment income (loss)	.47% A, F	(.33)%	(.27)%	(.57)%	(.17)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,220	$ 8,450	$ 4,436	$ 3,343	$ 3,516	$ 2,868
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .23%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.61	$ 8.54	$ 9.70	$ 12.60	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.01 F	(.07)	(.05)	(.08)	(.05) H	(.08) G
Net realized and unrealized gain (loss)	.55	1.17	2.12	(1.08)	(2.85)	1.15
Total from investment operations	.56	1.10	2.07	(1.16)	(2.90)	1.07
Distributions from net realized gain	-	-	-	-	-	(.18)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.24)
Redemption fees added to paid in capital E	- J	- J	-	-	-	-
Net asset value, end of period	$ 12.27	$ 11.71	$ 10.61	$ 8.54	$ 9.70	$ 12.60
Total Return B, C, D	4.78%	10.37%	24.24%	(11.96)%	(23.02)%	9.12%
Ratios to Average Net Assets I
Expenses before expense reductions	2.22% A	2.39%	2.65%	2.85%	2.88%	2.70%
Expenses net of voluntary waivers, if any	1.86% A	2.00%	2.01%	2.19%	2.25%	2.25%
Expenses net of all reductions	1.85% A	1.97%	1.98%	2.16%	2.21%	2.24%
Net investment income (loss)	.22% A, F	(.58)%	(.52)%	(.81)%	(.42) %	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,355	$ 20,966	$ 17,334	$ 12,496	$ 7,642	$ 8,019
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.02)%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 10.36	$ 8.38	$ 9.56	$ 12.48	$ 11.71
Income from Investment Operations
Net investment income (loss) E	(.02) F	(.12)	(.09)	(.12)	(.10) H	(.14) G
Net realized and unrealized gain (loss)	.53	1.14	2.07	(1.06)	(2.82)	1.14
Total from investment operations	.51	1.02	1.98	(1.18)	(2.92)	1.00
Distributions from net realized gain	-	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.23)
Redemption fees added to paid in capital E	- J	- J	-	-	-	-
Net asset value, end of period	$ 11.89	$ 11.38	$ 10.36	$ 8.38	$ 9.56	$ 12.48
Total Return B, C, D	4.48%	9.85%	23.63%	(12.34)%	(23.40)%	8.56%
Ratios to Average Net Assets I
Expenses before expense reductions	2.76% A	3.00%	3.25%	3.36%	3.30%	3.24%
Expenses net of voluntary waivers, if any	2.36% A	2.50%	2.50%	2.69%	2.75%	2.75%
Expenses net of all reductions	2.35% A	2.47%	2.47%	2.66%	2.71%	2.74%
Net investment income (loss)	(.28)% A, F	(1.08)%	(1.01)%	(1.31)%	(.92)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,049	$ 5,575	$ 4,918	$ 3,848	$ 4,865	$ 5,187
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.51)%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 10.38	$ 8.39	$ 9.58	$ 12.49	$ 11.71
Income from Investment Operations
Net investment income (loss) E	(.02) F	(.12)	(.09)	(.12)	(.10) H	(.14) G
Net realized and unrealized gain (loss)	.54	1.13	2.08	(1.07)	(2.81)	1.15
Total from investment operations	.52	1.01	1.99	(1.19)	(2.91)	1.01
Distributions from net realized gain	-	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.23)
Redemption fees added to paid in capital E	- J	- J	-	-	-	-
Net asset value, end of period	$ 11.91	$ 11.39	$ 10.38	$ 8.39	$ 9.58	$ 12.49
Total Return B, C, D	4.57%	9.73%	23.72%	(12.42)%	(23.30)%	8.65%
Ratios to Average Net Assets
Expenses before expense reductions	2.72% A	2.87%	3.10%	3.18%	3.16%	3.13%
Expenses net of voluntary waivers, if any	2.36% A	2.50%	2.50%	2.69%	2.75%	2.75%
Expenses net of all reductions	2.35% A	2.47%	2.47%	2.66%	2.71%	2.74%
Net investment income (loss)	(.28)% A, F	(1.08)%	(1.01)%	(1.31)%	(.92)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,849	$ 3,959	$ 3,190	$ 2,967	$ 3,750	$ 5,146
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.51)%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 10.88	$ 8.68	$ 9.81	$ 12.68	$ 11.81
Income from Investment Operations
Net investment income (loss) D	.05 E	(.01)	- I	(.03)	.01 G	(.01) F
Net realized and unrealized gain (loss)	.56	1.19	2.20	(1.10)	(2.88)	1.16
Total from investment operations	.61	1.18	2.20	(1.13)	(2.87)	1.15
Distributions from net realized gain	-	-	-	-	-	(.21)
Distributions in excess of net realized gain	-	-	-	-	-	(.07)
Total distributions	-	-	-	-	-	(.28)
Redemption fees added to paid in capital D	- I	- I	-	-	-	-
Net asset value, end of period	$ 12.67	$ 12.06	$ 10.88	$ 8.68	$ 9.81	$ 12.68
Total Return B, C	5.06%	10.85%	25.35%	(11.52)%	(22.63)%	9.79%
Ratios to Average Net Assets H
Expenses before expense reductions	1.55% A	1.55%	1.87%	1.95%	2.02%	2.06%
Expenses net of voluntary waivers, if any	1.36% A	1.50%	1.50%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.35% A	1.47%	1.48%	1.67%	1.71%	1.74%
Net investment income (loss)	.72% A, E	(.08)%	(.01)%	(.32)%	.08%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,367	$ 1,187	$ 175	$ 808	$ 909	$ 1,256
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .48%.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,520,601
Unrealized depreciation	(2,242,397)
Net unrealized appreciation (depreciation)	$ 4,278,204
Cost for federal income tax purposes	$ 43,678,281

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $15,667,304 and $11,070,886, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 11,616	$ 687
Class T	.25%	.25%	63,386	484
Class B	.75%	.25%	31,068	23,362
Class C	.75%	.25%	23,015	5,617
			$ 129,085	$ 30,150

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,199
Class T	3,040
Class B*	6,472
Class C*	187
$ 12,898

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 16,074	.35*
Class T	54,019	.43*
Class B	14,360	.46*
Class C	9,806	.43*
Institutional Class	1,761	.26*
	$ 96,020

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $40,747 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $196 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75% - 1.50%*	$ 12,708
Class T	2.00% - 1.75%*	45,291
Class B	2.50% - 2.25%*	12,248
Class C	2.50% - 2.25%*	8,278
Institutional Class	1.50% - 1.25%*	1,277
		$ 79,802

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,151 for the period.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	111,250	384,850	$ 1,416,032	$ 4,439,108
Shares redeemed	(82,763)	(86,624)	(1,060,848)	(1,001,333)
Net increase (decrease)	28,487	298,226	$ 355,184	$ 3,437,775
Class T
Shares sold	605,537	937,092	$ 7,587,642	$ 10,650,883
Shares redeemed	(248,200)	(780,388)	(3,111,179)	(8,915,832)
Net increase (decrease)	357,337	156,704	$ 4,476,463	$ 1,735,051
Class B
Shares sold	95,051	138,798	$ 1,140,122	$ 1,541,743
Shares redeemed	(76,373)	(123,447)	(925,369)	(1,364,796)
Net increase (decrease)	18,678	15,351	$ 214,753	$ 176,947
Class C
Shares sold	84,241	106,121	$ 1,025,144	$ 1,182,163
Shares redeemed	(24,564)	(66,101)	(300,261)	(732,887)
Net increase (decrease)	59,677	40,020	$ 724,883	$ 449,276
Institutional Class
Shares sold	17,935	122,911	$ 228,970	$ 1,457,480
Shares redeemed	(8,492)	(40,611)	(111,177)	(481,725)
Net increase (decrease)	9,443	82,300	$ 117,793	$ 975,755

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLO-USAN-0605
1.784880.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Equity

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,048.80	$ 8.23**
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10**
Class T
Actual	$ 1,000.00	$ 1,047.80	$ 9.44**
HypotheticalA	$ 1,000.00	$ 1,015.57	$ 9.30**
Class B
Actual	$ 1,000.00	$ 1,044.80	$ 11.97**
HypotheticalA	$ 1,000.00	$ 1,013.09	$ 11.78**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,045.70	$ 11.97**
HypotheticalA	$ 1,000.00	$ 1,013.09	$ 11.78**
Institutional Class
Actual	$ 1,000.00	$ 1,050.60	$ 6.91**
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 6.81**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.62%**
Class T	1.86%**
Class B	2.36%**
Class C	2.36%**
Institutional Class	1.36%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 7.62
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 8.89
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 11.41
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 11.42
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.36
HypotheticalA		$ 6.26

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc. (United States of America, Biotechnology)	1.9	1.2
Seagate Technology (Cayman Islands, Computers & Peripherals)	1.5	1.4
St. Jude Medical, Inc. (United States of America, Health Care Equipment & Supplies)	1.4	1.7
BP PLC (United Kingdom, Oil & Gas)	1.1	1.4
Univision Communications, Inc. Class A (United States of America, Media)	1.1	1.6
	7.0
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	18.4
Information Technology	14.6	16.4
Consumer Discretionary	12.4	12.6
Health Care	11.0	14.0
Energy	10.9	9.2
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	44.3	46.9
Japan	11.7	11.1
United Kingdom	10.2	10.0
Switzerland	3.8	2.4
France	3.1	3.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks and Equity Futures 98.2%	Stocks and Equity Futures 96.7%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 3.3%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (Note 1)
Australia - 2.8%
Alumina Ltd.	2,500	$ 11,188
Amcor Ltd.	1,900	9,586
AMP Ltd.	16,000	83,973
Australia & New Zealand Banking Group Ltd.	7,809	131,552
Australian Gas Light Co.	1,053	11,810
Australian Stock Exchange Ltd.	1,000	15,558
AXA Asia Pacific Holdings Ltd.	3,400	11,392
BHP Billiton Ltd.	14,685	185,618
Billabong International Ltd.	4,000	35,770
Bradken Ltd.	4,589	8,064
Brambles Industries Ltd.	2,100	12,875
Coca-Cola Amatil Ltd.	2,442	15,792
Cochlear Ltd.	600	14,386
Commonwealth Bank of Australia	3,200	90,821
ConnectEast Group	54,683	28,614
CSL Ltd.	1,849	45,633
DCA Group Ltd.	2,000	5,108
Fosters Group Ltd.	10,100	40,387
Gunns Ltd.	8,608	25,211
Lion Nathan Ltd.	4,100	23,343
Macquarie Airports unit	10,200	26,687
National Australia Bank Ltd.	1,000	22,878
Newcrest Mining Ltd.	3,300	38,170
Origin Energy Ltd.	2,387	13,068
PaperlinX Ltd.	3,700	8,149
Publishing & Broadcasting Ltd.	655	7,300
QBE Insurance Group Ltd.	3,208	37,331
Rinker Group Ltd.	784	6,962
Rio Tinto Ltd.	1,157	37,410
Seek Ltd.	6,700	12,297
United Group Ltd.	1,100	7,088
Wesfarmers Ltd.	400	11,215
Westfield Group unit	7,500	95,009
Westpac Banking Corp.	7,800	118,486
Woodside Petroleum Ltd.	2,700	49,554
Woolworths Ltd.	3,147	37,580
TOTAL AUSTRALIA		1,335,865
Belgium - 0.7%
Belgacom SA	3,400	130,882
Common Stocks - continued
	Shares	Value (Note 1)
Belgium - continued
Colruyt NV	700	$ 106,712
Mobistar SA (a)	1,000	85,970
TOTAL BELGIUM		323,564
Bermuda - 0.5%
Accenture Ltd. Class A (a)	2,800	60,760
Marvell Technology Group Ltd. (a)	5,500	184,140
TOTAL BERMUDA		244,900
Canada - 2.9%
ACE Aviation Holdings, Inc. Class A (a)	250	6,874
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	760	10,147
Astral Media, Inc. Class A (non-vtg.)	300	7,629
Bank of Montreal, Quebec	340	15,307
Bank of Nova Scotia	2,310	73,411
Brascan Corp. Class A (ltd. vtg.)	805	29,095
Brookfield Properties Corp.	720	18,487
Canadian Imperial Bank of Commerce	730	43,364
Canadian National Railway Co.	790	45,359
Canadian Natural Resources Ltd.	1,020	50,581
Canadian Pacific Railway Ltd.	720	25,147
Canadian Tire Corp. Ltd. Class A (non-vtg.)	460	22,372
Cardiome Pharma Corp. (a)	720	4,234
CCS Income Trust	70	1,572
Chum Ltd. Class B (non-vtg.)	290	7,490
Contrans Income Fund	400	5,242
EnCana Corp.	1,134	72,581
Falconbridge Ltd.	680	22,561
FirstService Corp. (Sub. Vtg.) (a)	650	12,516
Fording Canadian Coal Trust	360	31,742
Fortis, Inc.	330	18,898
Garda World Security Corp. (a)	870	5,911
Geac Computer Corp. Ltd. (a)	2,040	16,893
Great Canadian Gaming Corp. (a)	180	7,440
Home Capital Group, Inc.	310	8,613
Imperial Oil Ltd.	550	38,966
Industrial Alliance Life Insurance Co.	320	14,495
ING Canada, Inc.	540	14,273
IPSCO, Inc.	690	32,900
Jean Coutu Group, Inc. Class A (sub. vtg.)	360	5,264
Kinross Gold Corp. (a)	710	3,837
La Senza Corp. (sub. vtg.)	210	2,270
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Loblaw Companies Ltd.	730	$ 44,287
Manulife Financial Corp.	1,410	64,620
Metro, Inc. Class A (sub. vtg.)	1,090	25,120
National Bank of Canada	850	35,402
Noranda, Inc.	700	13,128
NOVA Chemicals Corp.	360	11,670
Onex Corp. (sub. vtg.)	1,060	16,157
Petro-Canada	540	29,979
PetroKazakhstan, Inc. Class A	530	15,348
Placer Dome, Inc.	1,040	13,885
Potash Corp. of Saskatchewan	295	24,836
Precision Drilling Corp. (a)	270	19,483
Reitmans Canada Ltd. Class A (non-vtg.)	1,620	18,024
RioCan (REIT)	720	10,665
RONA, Inc. (a)	460	8,836
Royal Bank of Canada	980	58,371
Russel Metals, Inc.	700	8,066
Savanna Energy Services Corp. (a)	360	5,007
SNC-Lavalin Group, Inc.	540	31,327
Sun Life Financial, Inc.	840	26,221
Suncor Energy, Inc.	420	15,507
Talisman Energy, Inc.	1,600	48,279
Teck Cominco Ltd. Class B (sub. vtg.)	1,020	32,950
TELUS Corp.	1,860	57,248
Toronto-Dominion Bank	1,530	61,207
Trican Well Service Ltd. (a)	210	13,132
Wajax Ltd.	900	12,874
TOTAL CANADA		1,397,100
Cayman Islands - 2.2%
Ctrip.com International Ltd. ADR (a)	300	13,164
Noble Corp.	5,960	303,364
Seagate Technology	41,420	728,164
TOTAL CAYMAN ISLANDS		1,044,692
China - 0.0%
Xinao Gas Holdings Ltd.	12,000	6,966
Denmark - 0.4%
Danske Bank AS	4,730	139,523
Novo Nordisk AS Series B	1,600	81,406
TOTAL DENMARK		220,929
Common Stocks - continued
	Shares	Value (Note 1)
Finland - 0.3%
Fortum Oyj	7,240	$ 110,747
Neste Oil Oyj (a)	1,810	40,836
TOTAL FINLAND		151,583
France - 3.1%
AXA SA	6,374	157,565
BNP Paribas SA	3,692	244,228
CNP Assurances	800	54,636
Michelin SA (Compagnie Generale des Etablissements) Series B	1,300	79,153
Societe Generale Series A	900	89,947
Total SA Series B	2,325	515,732
Vivendi Universal SA	11,100	329,115
TOTAL FRANCE		1,470,376
Germany - 2.2%
Allianz AG (Reg.)	1,700	204,000
Continental AG	2,200	162,972
Deutsche Boerse AG	2,377	180,409
Deutsche Telekom AG (Reg.)	5,400	101,466
E.ON AG	3,700	314,130
Merck KGaA	1,100	84,617
TOTAL GERMANY		1,047,594
Greece - 0.7%
EFG Eurobank Ergasias SA	5,500	166,171
Greek Organization of Football Prognostics SA	4,700	123,253
Public Power Corp. of Greece	1,500	40,031
TOTAL GREECE		329,455
Hong Kong - 0.8%
Cafe de Coral Holdings Ltd.	6,000	6,581
Cheung Kong Holdings Ltd.	5,000	47,144
China Mobile (Hong Kong) Ltd.	6,500	23,140
CNOOC Ltd.	20,000	10,764
Esprit Holdings Ltd.	5,000	37,202
Henderson Land Development Co. Ltd.	5,000	23,219
Hong Kong & China Gas Co. Ltd.	17,400	35,603
Hysan Development Co. Ltd.	9,000	18,646
Jardine Matheson Holdings Ltd.	1,000	18,000
JCG Holdings Ltd.	4,000	3,592
Li & Fung Ltd.	20,000	38,229
Sun Hung Kai Properties Ltd.	3,000	28,671
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
Swire Pacific Ltd. (A Shares)	2,500	$ 20,846
Television Broadcasts Ltd.	4,000	20,115
Wharf Holdings Ltd.	9,000	29,961
Wing Hang Bank Ltd.	2,000	12,623
TOTAL HONG KONG		374,336
Ireland - 0.4%
CRH PLC	6,927	173,297
Italy - 1.7%
Autostrade Spa	4,440	117,599
Banca Intesa Spa	15,509	74,314
Banco Popolare di Verona e Novara	8,790	162,890
ENI Spa	14,811	371,638
Lottomatica Spa New	1,300	44,349
Riunione Adriatica di Sicurta Spa (RAS)	2,215	48,505
TOTAL ITALY		819,295
Japan - 11.7%
Acom Co. Ltd.	470	30,258
Advantest Corp.	600	42,346
Aeon Co. Ltd.	3,700	57,520
Aisin Seiki Co. Ltd.	1,400	30,443
Ajinomoto Co., Inc.	1,000	12,027
Arisawa Manufacturing Co. Ltd.	440	13,513
Aruze Corp.	400	8,927
Asahi Glass Co. Ltd.	7,000	77,644
Bridgestone Corp.	3,000	57,654
BSL Corp.	13,000	31,245
BSL Corp. warrants 12/15/05 (a)	1,300	397
Canon, Inc.	2,200	114,488
Central Glass Co. Ltd.	3,000	20,629
Citizen Watch Co. Ltd.	2,400	21,906
Culture Convenience Club Co. Ltd.	1,100	21,035
Cyber Agent Ltd.	17	68,746
Dai Nippon Printing Co. Ltd.	2,000	32,122
Daicel Chemical Industries Ltd.	2,000	10,758
Daikin Industries Ltd.	700	17,492
Dainippon Ink & Chemicals, Inc.	4,000	10,873
Dainippon Screen Manufacturing Co. Ltd.	4,000	27,163
Daiwa House Industry Co. Ltd.	2,000	22,470
Daiwa Securities Group, Inc.	7,000	44,397
Denki Kagaku Kogyo KK	6,000	20,715
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Denso Corp.	2,300	$ 54,731
Don Quijote Co. Ltd.	600	36,624
East Japan Railway Co.	8	41,660
Ebara Corp.	3,000	12,074
FamilyMart Co. Ltd.	600	18,655
Fanuc Ltd.	500	29,566
Fast Retailing Co. Ltd.	800	47,382
Fuji Photo Film Co. Ltd.	1,500	49,605
Fuji Television Network, Inc.	9	18,970
Fujikura Ltd.	6,000	26,037
Fujitsu Ltd.	10,000	55,126
Funai Electric Co. Ltd.	200	22,699
Hamamatsu Photonics K.K.	600	13,190
Hitachi Cable Ltd.	5,000	21,412
Hitachi Chemical Co. Ltd.	1,800	30,764
Hitachi Information Systems Co. Ltd.	400	8,507
Hitachi Software Engineerng Co. Ltd.	700	12,424
Hogy Medical Co.	300	13,791
Hokuhoku Financial Group, Inc.	12,000	34,106
Honda Motor Co. Ltd.	3,400	163,880
Isetan Co. Ltd.	1,100	13,187
Ito Yokado Ltd.	1,200	41,545
ITOCHU TECHNO-SCIENCE Corp. (CTC)	600	19,285
Izumi Co. Ltd.	600	14,735
JAFCO Co. Ltd.	700	40,324
JFE Holdings, Inc.	1,600	44,406
Js Group Corp.	1,600	28,887
JSR Corp.	1,600	32,351
Juroku Bank Ltd.	3,000	15,994
Kamigumi Co. Ltd.	4,000	31,283
Kao Corp.	1,000	23,128
KDDI Corp.	5	23,128
Keyence Corp.	100	22,127
Konica Minolta Holdings, Inc.	2,500	24,130
Kuraray Co. Ltd.	1,500	13,891
Kurita Water Industries Ltd.	1,300	20,235
Kyocera Corp.	500	36,565
Matsushita Electric Industrial Co. Ltd.	4,000	58,600
Mazda Motor Corp.	4,000	14,154
Meitec Corp.	900	29,785
Millea Holdings, Inc.	5	68,193
Mitsubishi Corp.	4,400	60,345
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mitsubishi Electric Corp.	10,000	$ 53,028
Mitsubishi Estate Co. Ltd.	3,000	32,361
Mitsubishi Securities Co. Ltd.	4,000	33,305
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	9	77,850
Mitsui & Co. Ltd.	6,000	57,053
Mitsui Fudosan Co. Ltd.	4,000	44,788
Mitsui Mining & Smelting Co. Ltd.	9,000	38,712
Mitsui O.S.K. Lines Ltd.	6,000	37,883
Mizuho Financial Group, Inc.	34	159,866
Murata Manufacturing Co. Ltd.	800	39,828
NGK Insulators Ltd.	5,000	51,454
NGK Spark Plug Co. Ltd.	5,000	52,313
Nikko Cordial Corp.	12,000	56,080
Nintendo Co. Ltd.	300	34,249
Nippon Electric Glass Co. Ltd.	5,000	79,733
Nippon Mining Holdings, Inc.	7,500	45,637
Nippon Oil Corp.	10,000	70,768
Nippon Paper Group, Inc.	6	25,866
Nippon Sheet Glass Co. Ltd.	4,000	16,366
Nippon Steel Corp.	24,000	60,887
Nippon Television Network Corp.	240	37,471
Nishi-Nippon City Bank Ltd.	1,000	3,958
Nishimatsuya Chain Co. Ltd.	1,160	29,761
Nitto Denko Corp.	1,000	54,650
NOK Corp.	2,300	60,215
Nomura Holdings, Inc.	3,700	47,212
Nomura Research Institute Ltd.	400	38,150
NTT Data Corp.	11	33,887
NTT DoCoMo, Inc.	37	57,498
Oji Paper Co. Ltd.	5,000	26,705
Olympus Corp. (a)	1,000	20,267
Opt, Inc. (a)	1	22,604
ORIX Corp.	300	40,887
Rakuten, Inc.	34	28,504
Ricoh Co. Ltd.	3,000	47,897
Rinnai Corp.	700	17,926
Rohm Co. Ltd.	1,600	150,920
Sanden Corp.	1,000	4,721
Sanken Electric Co. Ltd.	3,000	40,658
Sankyo Co. Ltd. (Gunma)	500	24,750
Seiko Epson Corp.	300	10,415
SFCG Co. Ltd.	130	33,452
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sharp Corp.	2,000	$ 31,245
Shin-Etsu Chemical Co. Ltd.	800	29,604
SMC Corp.	300	31,617
Softbank Corp.	700	28,174
Sompo Japan Insurance, Inc.	4,000	38,875
Sony Corp.	1,100	40,381
Stanley Electric Co. Ltd.	3,700	60,132
Sumitomo Chemical Co. Ltd.	15,000	76,824
Sumitomo Corp.	6,000	50,930
Sumitomo Electric Industries Ltd.	7,000	73,171
Sumitomo Mitsui Financial Group, Inc.	22	142,260
Sumitomo Realty & Development Co. Ltd.	3,000	34,220
Suzuki Motor Corp.	1,700	29,039
Taiheiyo Cement Corp.	6,000	16,824
Takeda Pharamaceutical Co. Ltd.	700	34,115
Teijin Ltd.	13,000	58,894
Toho Co. Ltd.	300	4,750
Tokai Tokyo Securities Co. Ltd.	5,000	15,212
Tokyo Broadcasting System, Inc.	2,600	49,396
Tokyo Electric Power Co.	600	14,421
Tokyo Electron Ltd.	300	15,508
Tokyu Corp.	5,000	24,225
Toray Industries, Inc.	12,000	53,562
Toshiba Corp.	4,000	16,404
Toshiba Machine Co. Ltd.	8,000	45,474
Toyota Motor Corp.	8,300	301,747
Toyota Tsusho Corp.	1,000	16,624
UFJ Holdings, Inc. (a)	9	47,382
Yamaha Corp.	1,100	16,303
Yamaha Motor Co. Ltd.	2,300	40,362
Yamato Transport Co. Ltd.	3,000	39,685
Yokogawa Electric Corp.	3,000	39,170
TOTAL JAPAN		5,599,314
Liberia - 0.3%
Royal Caribbean Cruises Ltd.	3,000	126,060
Luxembourg - 0.1%
SES Global unit	2,300	31,371
Marshall Islands - 0.1%
Teekay Shipping Corp.	1,100	46,134
Netherlands - 1.7%
ING Groep NV (Certificaten Van Aandelen)	8,010	219,554
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
James Hardie Industries NV	2,000	$ 8,747
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	8,500	353,496
Koninklijke Philips Electronics NV	7,300	180,967
Rodamco Europe NV	1,000	76,028
TOTAL NETHERLANDS		838,792
Netherlands Antilles - 0.3%
Schlumberger Ltd. (NY Shares)	2,400	164,184
New Zealand - 0.2%
Carter Holt Harvey Ltd.	12,000	16,311
Fisher & Paykel Healthcare Corp.	5,800	12,801
Independent Newspapers Ltd.	800	3,508
Sky City Entertainment Group Ltd.	3,800	12,275
Sky Network Television Ltd.	1,000	4,823
Telecom Corp. of New Zealand Ltd.	7,217	32,089
Tenon Ltd.	575	1,534
TOTAL NEW ZEALAND		83,341
Norway - 0.4%
DnB NOR ASA	15,380	147,604
Statoil ASA	2,100	36,916
TOTAL NORWAY		184,520
Papua New Guinea - 0.0%
Oil Search Ltd.	4,500	8,013
Singapore - 1.1%
CapitaLand Ltd.	3,000	4,670
City Developments Ltd.	4,000	16,849
City Developments Ltd. warrants 5/10/06 (a)	300	795
DBS Group Holdings Ltd.	7,000	61,107
Flextronics International Ltd. (a)	30,170	336,396
Fraser & Neave Ltd.	1,000	9,462
Keppel Corp. Ltd.	4,000	26,128
Olam International Ltd.	24,000	11,281
Singapore Exchange Ltd.	6,000	6,813
United Overseas Bank Ltd.	6,000	52,378
Yellow Pages (Singapore) Ltd.	11,000	11,281
TOTAL SINGAPORE		537,160
Spain - 2.5%
Actividades de Construccion y Servicios SA (ACS)	4,553	111,657
Altadis SA (Spain)	10,200	434,402
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Banco Popular Espanol SA (Reg.)	2,700	$ 169,483
Bankinter SA	1,100	53,566
Corporacion Mapfre SA (Reg.)	3,900	58,288
Gestevision Telecinco SA	4,200	96,450
Telefonica SA	15,053	255,901
TOTAL SPAIN		1,179,747
Sweden - 2.1%
Gambro AB (A Shares)	2,942	39,946
Hennes & Mauritz AB (H&M) (B Shares)	6,101	211,840
Securitas AB (B Shares)	3,667	59,125
Skandia Foersaekrings AB	35,735	169,315
Svenska Handelsbanken AB (A Shares)	5,178	117,176
Telefonaktiebolaget LM Ericsson (B Shares)	135,740	399,754
TOTAL SWEDEN		997,156
Switzerland - 3.8%
ABB Ltd. (Reg.) (a)	23,070	143,827
Compagnie Financiere Richemont unit	5,282	158,179
Credit Suisse Group (Reg.)	4,284	180,442
Nestle SA (Reg.)	1,240	327,870
Novartis AG (Reg.)	8,425	410,550
Roche Holding AG (participation certificate)	2,583	313,339
UBS AG (Reg.)	3,351	269,085
TOTAL SWITZERLAND		1,803,292
United Kingdom - 10.2%
3i Group PLC	21,020	258,355
AstraZeneca PLC (Sweden)	3,420	150,191
Aviva PLC	9,700	110,065
BAE Systems PLC	29,800	146,536
Barclays PLC	15,470	160,501
BG Group PLC	31,990	249,747
BHP Billiton PLC	5,500	67,706
BP PLC	54,000	548,100
British American Tobacco PLC	3,500	65,905
British Land Co. PLC	10,000	157,586
British Sky Broadcasting Group PLC (BSkyB)	7,000	72,821
BT Group PLC	18,100	69,721
Carnival PLC	3,600	185,866
GlaxoSmithKline PLC	15,831	400,129
HSBC Holdings PLC:
(Hong Kong) (Reg.)	4,644	74,350
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
HSBC Holdings PLC: - continued
(United Kingdom) (Reg.)	20,440	$ 327,244
Kesa Electricals PLC	15,436	78,729
Prudential PLC	15,221	137,817
Reuters Group PLC	20,500	151,257
Royal Bank of Scotland Group PLC	3,300	100,065
Scottish & Southern Energy PLC	7,600	137,261
Shell Transport & Trading Co. PLC (Reg.)	58,390	524,245
Standard Chartered PLC (United Kingdom)	5,200	94,166
Tesco PLC	23,600	140,032
United Business Media PLC	2,994	28,551
Vodafone Group PLC	176,364	461,015
TOTAL UNITED KINGDOM		4,897,961
United States of America - 39.0%
Abbott Laboratories	3,390	166,652
AFLAC, Inc.	5,630	228,859
Agere Systems, Inc.:
Class A (a)	25,460	29,788
Class B (a)	43,197	50,972
Albany International Corp. Class A	3,980	124,813
Alcoa, Inc.	2,050	59,491
Altera Corp. (a)	15,200	315,096
American International Group, Inc.	2,320	117,972
Amphenol Corp. Class A	4,620	182,213
Analog Devices, Inc.	13,670	466,284
Apache Corp.	2,340	131,719
Apollo Investment Corp.	8,654	137,252
Aramark Corp. Class B	3,310	81,128
Avon Products, Inc.	980	39,278
Baker Hughes, Inc.	3,000	132,360
Bank of America Corp.	4,246	191,240
Barr Pharmaceuticals, Inc. (a)	2,550	132,243
BEA Systems, Inc. (a)	490	3,381
Becton, Dickinson & Co.	3,600	210,672
Biomet, Inc.	1,480	57,261
BJ Services Co.	1,800	87,750
Caterpillar, Inc.	1,160	102,138
Cendant Corp.	6,620	131,804
Centex Corp.	3,680	212,410
Charles Schwab Corp.	6,510	67,379
ChevronTexaco Corp.	5,020	261,040
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Clear Channel Communications, Inc.	3,654	$ 116,709
ConocoPhillips	1,390	145,742
Danaher Corp.	6,280	317,956
Dean Foods Co. (a)	1,700	58,412
Dell, Inc. (a)	8,550	297,797
Dow Chemical Co.	5,420	248,941
Eagle Materials, Inc.	54	4,064
Eagle Materials, Inc. Class B	184	13,476
EMC Corp. (a)	34,720	455,526
Emulex Corp. (a)	7,600	118,028
ENSCO International, Inc.	3,770	122,902
Exxon Mobil Corp.	7,800	444,834
Fannie Mae	1,480	79,846
FedEx Corp.	2,450	208,128
FirstEnergy Corp.	1,590	69,197
Freeport-McMoRan Copper & Gold, Inc. Class B	7,330	254,058
Freescale Semiconductor, Inc. Class B (a)	1,470	27,724
Genentech, Inc. (a)	12,540	889,573
Gillette Co.	5,730	295,897
Golden West Financial Corp., Delaware	2,320	144,606
Goldman Sachs Group, Inc.	3,000	320,370
Hartford Financial Services Group, Inc.	4,200	303,954
Herman Miller, Inc.	1,700	48,620
Home Depot, Inc.	1,590	56,238
Hudson Highland Group, Inc. (a)	414	5,709
Intel Corp.	6,940	163,229
Intersil Corp. Class A	640	11,174
J.P. Morgan Chase & Co.	3,080	109,309
Jabil Circuit, Inc. (a)	5,780	159,528
Johnson & Johnson	2,970	203,831
Juniper Networks, Inc. (a)	6,100	137,799
KB Home	1,240	70,680
KLA-Tencor Corp.	8,640	337,133
Lattice Semiconductor Corp. (a)	960	4,378
Lennar Corp.:
Class A	2,520	129,704
Class B	2,396	114,792
Liberty Media International, Inc. Class A (a)	2,284	94,717
LSI Logic Corp. (a)	2,750	14,740
Lyondell Chemical Co.	8,855	222,172
Masco Corp.	1,510	47,550
Maytag Corp.	1,360	13,178
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
McDonald's Corp.	6,300	$ 184,653
Medtronic, Inc.	3,790	199,733
Merrill Lynch & Co., Inc.	2,310	124,578
MetLife, Inc.	6,860	266,854
Mettler-Toledo International, Inc. (a)	3,150	144,428
Micron Technology, Inc. (a)	3,670	35,636
Microsoft Corp.	18,520	468,556
Monsanto Co.	1,400	82,068
Monster Worldwide, Inc. (a)	10,470	240,915
Motorola, Inc.	3,920	60,133
National Oilwell Varco, Inc. (a)	2,970	118,028
National Semiconductor Corp.	3,040	58,003
News Corp. Class B unit	811	12,911
Nextel Communications, Inc. Class A (a)	10,000	279,900
NIKE, Inc. Class B	1,160	89,100
Northrop Grumman Corp.	760	41,678
Peabody Energy Corp.	8,400	367,668
PepsiCo, Inc.	3,490	194,184
Perrigo Co.	4,580	83,906
Pfizer, Inc.	9,132	248,116
Phelps Dodge Corp.	2,730	234,371
PolyOne Corp. (a)	4,210	32,501
Pride International, Inc. (a)	2,730	60,879
Pulte Homes, Inc.	2,220	158,619
RealNetworks, Inc. (a)	3,190	19,650
SafeNet, Inc. (a)	2,100	58,695
SBC Communications, Inc.	5,600	133,280
St. Jude Medical, Inc. (a)	17,480	682,244
Stryker Corp.	2,960	143,708
Symantec Corp. (a)	9,200	172,776
Synthes, Inc.	1,056	120,340
Teradyne, Inc. (a)	17,620	194,172
Texas Instruments, Inc.	5,720	142,771
Time Warner, Inc. (a)	13,520	227,271
Transocean, Inc. (a)	2,300	106,651
Union Pacific Corp.	1,050	67,127
UnitedHealth Group, Inc.	3,060	289,201
Univision Communications, Inc. Class A (a)	20,570	540,785
VERITAS Software Corp. (a)	3,620	74,536
Viacom, Inc. Class B (non-vtg.)	5,601	193,907
Volterra Semiconductor Corp.	2,700	28,809
Wachovia Corp.	4,880	249,758
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Wal-Mart Stores, Inc.	1,850	$ 87,209
Waste Management, Inc.	5,210	148,433
Weatherford International Ltd. (a)	5,750	299,863
Wells Fargo & Co.	1,000	59,940
Whole Foods Market, Inc.	510	50,857
Wyeth	2,370	106,508
Xilinx, Inc.	1,010	27,209
Zimmer Holdings, Inc. (a)	680	55,366
TOTAL UNITED STATES OF AMERICA		18,671,900
TOTAL COMMON STOCKS (Cost $39,840,001)		44,108,897
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.4%
Fresenius AG	1,200	141,123
Fresenius Medical Care AG	330	19,093
Henkel KGaA	500	43,394
TOTAL GERMANY		203,610
Italy - 0.3%
Telecom Italia Spa (Risp)	46,170	130,807
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $224,671)		334,417
Government Obligations - 0.3%
	Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.72% to 2.73% 6/9/05 to 7/14/05 (c) (Cost $174,143)	$ 175,000	174,163
Money Market Funds - 7.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $3,339,008)	3,339,008	$ 3,339,008
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $43,577,823)		47,956,485
NET OTHER ASSETS - (0.2)%		(117,100)
NET ASSETS - 100%		$ 47,839,385
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
44 S&P 500 E-Mini Index Contracts	June 2005	$ 2,548,700	$ (103,404)

The face value of futures purchased as a percentage of net assets - 5.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $174,163.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $2,302,392 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $43,577,823) - See accompanying schedule		$ 47,956,485
Foreign currency held at value (cost $12,423)		12,441
Receivable for investments sold		240,346
Receivable for fund shares sold		140,927
Dividends receivable		132,759
Interest receivable		6,835
Receivable for daily variation on futures contracts		33,880
Prepaid expenses		119
Receivable from investment adviser for expense reductions		15,696
Other receivables		2,870
Total assets		48,542,358

Liabilities
Payable for investments purchased	$ 244,351
Payable for fund shares redeemed	340,591
Accrued management fee	29,203
Distribution fees payable	22,283
Other affiliated payables	17,967
Other payables and accrued expenses	48,578
Total liabilities		702,973

Net Assets		$ 47,839,385
Net Assets consist of:
Paid in capital		$ 44,477,708
Accumulated net investment loss		(645)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(913,531)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,275,853
Net Assets		$ 47,839,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,219,874 ÷ 739,937 shares)	$ 12.46

Maximum offering price per share (100/94.25 of $12.46)	$ 13.22
Class T: Net Asset Value and redemption price per share ($26,354,668 ÷ 2,147,084 shares)	$ 12.27

Maximum offering price per share (100/96.50 of $12.27)	$ 12.72
Class B: Net Asset Value and offering price per share ($6,049,143 ÷ 508,588 shares) A	$ 11.89

Class C: Net Asset Value and offering price per share ($4,849,076 ÷ 407,169 shares) A	$ 11.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,366,624 ÷ 107,850 shares)	$ 12.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 420,612
Special Dividends		55,560
Interest		42,288
		518,460
Less foreign taxes withheld		(33,948)
Total income		484,512

Expenses
Management fee	$ 169,144
Transfer agent fees	96,020
Distribution fees	129,085
Accounting fees and expenses	14,382
Independent trustees' compensation	112
Custodian fees and expenses	52,166
Registration fees	44,269
Audit	20,593
Legal	1,502
Miscellaneous	464
Total expenses before reductions	527,737
Expense reductions	(82,953)	444,784
Net investment income (loss)		39,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,425,467
Foreign currency transactions	(4,011)
Futures contracts	64,848
Total net realized gain (loss)		1,486,304
Change in net unrealized appreciation (depreciation) on: Investment securities	397,298
Assets and liabilities in foreign currencies	(1,247)
Futures contracts	(109,360)
Total change in net unrealized appreciation (depreciation)		286,691
Net gain (loss)		1,772,995
Net increase (decrease) in net assets resulting from operations		$ 1,812,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,728	$ (238,310)
Net realized gain (loss)	1,486,304	2,766,719
Change in net unrealized appreciation (depreciation)	286,691	779,756
Net increase (decrease) in net assets resulting from operations	1,812,723	3,308,165
Share transactions - net increase (decrease)	5,889,076	6,774,804
Redemption fees	944	1,085
Total increase (decrease) in net assets	7,702,743	10,084,054

Net Assets
Beginning of period	40,136,642	30,052,588
End of period (including accumulated net investment loss of $645 and accumulated net investment loss of $40,373, respectively)	$ 47,839,385	$ 40,136,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 10.73	$ 8.62	$ 9.76	$ 12.62	$ 11.79
Income from Investment Operations
Net investment income (loss) E	.03 F	(.04)	(.02)	(.05)	(.02) H	(.04) G
Net realized and unrealized gain (loss)	.55	1.19	2.13	(1.09)	(2.84)	1.13
Total from investment operations	.58	1.15	2.11	(1.14)	(2.86)	1.09
Distributions from net realized gain	-	-	-	-	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.26)
Redemption fees added to paid in capital E	- J	- J	-	-	-	-
Net asset value, end of period	$ 12.46	$ 11.88	$ 10.73	$ 8.62	$ 9.76	$ 12.62
Total Return B, C, D	4.88%	10.72%	24.48%	(11.68)%	(22.66)%	9.28%
Ratios to Average Net Assets I
Expenses before expense reductions	1.89% A	1.97%	2.25%	2.38%	2.40%	2.32%
Expenses net of voluntary waivers, if any	1.62% A	1.75%	1.76%	1.94%	2.00%	2.00%
Expenses net of all reductions	1.60% A	1.72%	1.73%	1.92%	1.96%	1.99%
Net investment income (loss)	.47% A, F	(.33)%	(.27)%	(.57)%	(.17)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,220	$ 8,450	$ 4,436	$ 3,343	$ 3,516	$ 2,868
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .23%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.61	$ 8.54	$ 9.70	$ 12.60	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.01 F	(.07)	(.05)	(.08)	(.05) H	(.08) G
Net realized and unrealized gain (loss)	.55	1.17	2.12	(1.08)	(2.85)	1.15
Total from investment operations	.56	1.10	2.07	(1.16)	(2.90)	1.07
Distributions from net realized gain	-	-	-	-	-	(.18)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.24)
Redemption fees added to paid in capital E	- J	- J	-	-	-	-
Net asset value, end of period	$ 12.27	$ 11.71	$ 10.61	$ 8.54	$ 9.70	$ 12.60
Total Return B, C, D	4.78%	10.37%	24.24%	(11.96)%	(23.02)%	9.12%
Ratios to Average Net Assets I
Expenses before expense reductions	2.22% A	2.39%	2.65%	2.85%	2.88%	2.70%
Expenses net of voluntary waivers, if any	1.86% A	2.00%	2.01%	2.19%	2.25%	2.25%
Expenses net of all reductions	1.85% A	1.97%	1.98%	2.16%	2.21%	2.24%
Net investment income (loss)	.22% A, F	(.58)%	(.52)%	(.81)%	(.42) %	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,355	$ 20,966	$ 17,334	$ 12,496	$ 7,642	$ 8,019
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.02)%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 10.36	$ 8.38	$ 9.56	$ 12.48	$ 11.71
Income from Investment Operations
Net investment income (loss) E	(.02) F	(.12)	(.09)	(.12)	(.10) H	(.14) G
Net realized and unrealized gain (loss)	.53	1.14	2.07	(1.06)	(2.82)	1.14
Total from investment operations	.51	1.02	1.98	(1.18)	(2.92)	1.00
Distributions from net realized gain	-	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.23)
Redemption fees added to paid in capital E	- J	- J	-	-	-	-
Net asset value, end of period	$ 11.89	$ 11.38	$ 10.36	$ 8.38	$ 9.56	$ 12.48
Total Return B, C, D	4.48%	9.85%	23.63%	(12.34)%	(23.40)%	8.56%
Ratios to Average Net Assets I
Expenses before expense reductions	2.76% A	3.00%	3.25%	3.36%	3.30%	3.24%
Expenses net of voluntary waivers, if any	2.36% A	2.50%	2.50%	2.69%	2.75%	2.75%
Expenses net of all reductions	2.35% A	2.47%	2.47%	2.66%	2.71%	2.74%
Net investment income (loss)	(.28)% A, F	(1.08)%	(1.01)%	(1.31)%	(.92)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,049	$ 5,575	$ 4,918	$ 3,848	$ 4,865	$ 5,187
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.51)%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 10.38	$ 8.39	$ 9.58	$ 12.49	$ 11.71
Income from Investment Operations
Net investment income (loss) E	(.02) F	(.12)	(.09)	(.12)	(.10) H	(.14) G
Net realized and unrealized gain (loss)	.54	1.13	2.08	(1.07)	(2.81)	1.15
Total from investment operations	.52	1.01	1.99	(1.19)	(2.91)	1.01
Distributions from net realized gain	-	-	-	-	-	(.17)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.23)
Redemption fees added to paid in capital E	- J	- J	-	-	-	-
Net asset value, end of period	$ 11.91	$ 11.39	$ 10.38	$ 8.39	$ 9.58	$ 12.49
Total Return B, C, D	4.57%	9.73%	23.72%	(12.42)%	(23.30)%	8.65%
Ratios to Average Net Assets
Expenses before expense reductions	2.72% A	2.87%	3.10%	3.18%	3.16%	3.13%
Expenses net of voluntary waivers, if any	2.36% A	2.50%	2.50%	2.69%	2.75%	2.75%
Expenses net of all reductions	2.35% A	2.47%	2.47%	2.66%	2.71%	2.74%
Net investment income (loss)	(.28)% A, F	(1.08)%	(1.01)%	(1.31)%	(.92)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,849	$ 3,959	$ 3,190	$ 2,967	$ 3,750	$ 5,146
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.51)%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 10.88	$ 8.68	$ 9.81	$ 12.68	$ 11.81
Income from Investment Operations
Net investment income (loss) D	.05 E	(.01)	- I	(.03)	.01 G	(.01) F
Net realized and unrealized gain (loss)	.56	1.19	2.20	(1.10)	(2.88)	1.16
Total from investment operations	.61	1.18	2.20	(1.13)	(2.87)	1.15
Distributions from net realized gain	-	-	-	-	-	(.21)
Distributions in excess of net realized gain	-	-	-	-	-	(.07)
Total distributions	-	-	-	-	-	(.28)
Redemption fees added to paid in capital D	- I	- I	-	-	-	-
Net asset value, end of period	$ 12.67	$ 12.06	$ 10.88	$ 8.68	$ 9.81	$ 12.68
Total Return B, C	5.06%	10.85%	25.35%	(11.52)%	(22.63)%	9.79%
Ratios to Average Net Assets H
Expenses before expense reductions	1.55% A	1.55%	1.87%	1.95%	2.02%	2.06%
Expenses net of voluntary waivers, if any	1.36% A	1.50%	1.50%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.35% A	1.47%	1.48%	1.67%	1.71%	1.74%
Net investment income (loss)	.72% A, E	(.08)%	(.01)%	(.32)%	.08%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,367	$ 1,187	$ 175	$ 808	$ 909	$ 1,256
Portfolio turnover rate	52% A	59%	53%	76%	141%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .48%.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,520,601
Unrealized depreciation	(2,242,397)
Net unrealized appreciation (depreciation)	$ 4,278,204
Cost for federal income tax purposes	$ 43,678,281

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $15,667,304 and $11,070,886, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 11,616	$ 687
Class T	.25%	.25%	63,386	484
Class B	.75%	.25%	31,068	23,362
Class C	.75%	.25%	23,015	5,617
			$ 129,085	$ 30,150

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,199
Class T	3,040
Class B*	6,472
Class C*	187
$ 12,898

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 16,074	.35*
Class T	54,019	.43*
Class B	14,360	.46*
Class C	9,806	.43*
Institutional Class	1,761	.26*
	$ 96,020

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $40,747 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $196 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75% - 1.50%*	$ 12,708
Class T	2.00% - 1.75%*	45,291
Class B	2.50% - 2.25%*	12,248
Class C	2.50% - 2.25%*	8,278
Institutional Class	1.50% - 1.25%*	1,277
		$ 79,802

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,151 for the period.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	111,250	384,850	$ 1,416,032	$ 4,439,108
Shares redeemed	(82,763)	(86,624)	(1,060,848)	(1,001,333)
Net increase (decrease)	28,487	298,226	$ 355,184	$ 3,437,775
Class T
Shares sold	605,537	937,092	$ 7,587,642	$ 10,650,883
Shares redeemed	(248,200)	(780,388)	(3,111,179)	(8,915,832)
Net increase (decrease)	357,337	156,704	$ 4,476,463	$ 1,735,051
Class B
Shares sold	95,051	138,798	$ 1,140,122	$ 1,541,743
Shares redeemed	(76,373)	(123,447)	(925,369)	(1,364,796)
Net increase (decrease)	18,678	15,351	$ 214,753	$ 176,947
Class C
Shares sold	84,241	106,121	$ 1,025,144	$ 1,182,163
Shares redeemed	(24,564)	(66,101)	(300,261)	(732,887)
Net increase (decrease)	59,677	40,020	$ 724,883	$ 449,276
Institutional Class
Shares sold	17,935	122,911	$ 228,970	$ 1,457,480
Shares redeemed	(8,492)	(40,611)	(111,177)	(481,725)
Net increase (decrease)	9,443	82,300	$ 117,793	$ 975,755

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLOI-USAN-0605
1.784881.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,048.10	$ 7.26
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
Class T
Actual	$ 1,000.00	$ 1,046.50	$ 8.47
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.35
Class B
Actual	$ 1,000.00	$ 1,043.50	$ 11.50
HypotheticalA	$ 1,000.00	$ 1,013.54	$ 11.33
Class C
Actual	$ 1,000.00	$ 1,044.80	$ 10.95
HypotheticalA	$ 1,000.00	$ 1,014.08	$ 10.79
Institutional Class
Actual	$ 1,000.00	$ 1,049.20	$ 6.10
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.43%
Class T	1.67%
Class B	2.27%
Class C	2.16%
Institutional Class	1.20%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
UBS AG (Reg.) (Switzerland, Capital Markets)	3.8	2.8
ASML Holding NV (NY Shares) (Netherlands, Semiconductors & Semiconductor Equipment)	3.5	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4	3.2
State Bank of India (India, Commercial Banks)	3.0	2.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.9	1.5
	16.6
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	17.0
Consumer Discretionary	14.3	18.2
Information Technology	10.6	13.4
Energy	10.4	9.4
Health Care	10.1	14.0
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Switzerland	14.7	15.3
Japan	14.5	13.0
United Kingdom	11.2	14.9
France	10.8	12.2
Netherlands	6.7	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 94.8%	Stocks 94.2%
Short-Term Investments and Net Other Assets 5.2%	Short-Term Investments and Net Other Assets 5.8%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
Australia - 0.8%
CSL Ltd.	197,239	$ 4,867,780
Bermuda - 0.2%
GOME Electrical Appliances Holdings Ltd.	1,459,000	1,422,465
Brazil - 2.7%
Aracruz Celulose SA (PN-B) sponsored ADR	386,600	11,868,620
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	519,050	5,704,360
TOTAL BRAZIL		17,572,980
Canada - 2.5%
Canadian Natural Resources Ltd.	151,300	7,502,777
EnCana Corp.	136,500	8,736,607
TOTAL CANADA		16,239,384
China - 2.3%
Global Bio-Chem Technology Group Co. Ltd.	10,350,000	6,771,475
People's Food Holdings Ltd.	6,109,000	4,027,666
Weichai Power Co. Ltd. (H Shares)	1,120,000	3,879,310
TOTAL CHINA		14,678,451
Denmark - 3.1%
GN Store Nordic AS	874,800	9,199,490
Novo Nordisk AS Series B	217,200	11,050,865
TOTAL DENMARK		20,250,355
France - 10.8%
Groupe Danone	79,800	7,508,566
Pernod-Ricard	49,071	7,493,390
Renault SA	79,500	6,684,778
Societe Generale Series A	89,951	8,989,756
Technip-Coflexip SA (d)	41,100	7,023,978
Thomson SA	625,800	15,452,712
Total SA Series B	75,957	16,848,782
TOTAL FRANCE		70,001,962
Germany - 2.7%
Allianz AG (Reg.) (d)	73,400	8,808,000
Deutsche Telekom AG (Reg.) (d)	450,251	8,460,216
Linde AG	1,000	65,856
TOTAL GERMANY		17,334,072
Greece - 1.3%
Public Power Corp. of Greece	314,800	8,401,129
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - 2.2%
Li & Fung Ltd.	2,958,000	$ 5,654,018
Solomon Systech Ltd.	6,154,000	2,013,123
Techtronic Industries Co. Ltd.	2,995,000	6,666,057
TOTAL HONG KONG		14,333,198
India - 4.2%
Bank of Baroda	667,269	2,674,453
State Bank of India	1,330,666	19,570,870
Tata Motors Ltd.	491,896	4,683,375
Zee Telefilms Ltd.	101,380	306,264
TOTAL INDIA		27,234,962
Ireland - 1.0%
Ryanair Holdings PLC sponsored ADR (a)	153,100	6,146,965
Italy - 2.4%
Banca Intesa Spa	1,030,100	4,935,920
ENI Spa	407,100	10,214,953
TOTAL ITALY		15,150,873
Japan - 14.5%
Credit Saison Co. Ltd.	164,500	5,632,379
Don Quijote Co. Ltd. (d)	86,000	5,249,404
Honda Motor Co. Ltd.	181,400	8,743,480
Hoya Corp.	103,400	10,818,292
JAFCO Co. Ltd. (d)	57,500	3,312,351
Matsui Securities Co. Ltd. (d)	283,500	3,853,004
Matsui Securities Co. Ltd. New (d)	230,000	3,103,958
Mitsui Trust Holdings, Inc.	698,000	6,936,728
Nomura Holdings, Inc.	688,200	8,781,432
Sega Sammy Holdings, Inc. (a)	84,500	4,972,484
Softbank Corp. (d)	175,400	7,059,494
Sony Corp. sponsored ADR	178,800	6,563,748
Sumitomo Mitsui Financial Group, Inc.	2,868	18,545,579
TOTAL JAPAN		93,572,333
Mexico - 0.8%
Grupo Mexico SA de CV Series B (a)	1,114,029	5,205,526
Netherlands - 6.7%
ASML Holding NV (NY Shares) (a)	1,561,700	22,629,033
ING Groep NV (Certificaten Van Aandelen)	364,100	9,979,981
QIAGEN NV (a)	834,400	10,847,200
TOTAL NETHERLANDS		43,456,214
Common Stocks - continued
	Shares	Value (Note 1)
Norway - 0.8%
DnB NOR ASA	547,800	$ 5,257,298
Philippines - 1.3%
Philippine Long Distance Telephone Co.	339,780	8,672,025
Russia - 1.0%
Mobile TeleSystems OJSC sponsored ADR	182,400	6,128,640
South Africa - 0.6%
JD Group Ltd.	355,127	3,644,571
Spain - 1.2%
Telefonica SA	473,300	8,046,100
Switzerland - 14.7%
ABB Ltd. (Reg.) (a)	2,214,775	13,807,703
Credit Suisse Group (Reg.) (d)	429,199	18,077,862
Novartis AG (Reg.)	78,357	3,818,337
Phonak Holding AG	95,032	3,331,604
Roche Holding AG (participation certificate)	178,334	21,633,364
The Swatch Group AG (Reg.)	366,261	9,637,939
UBS AG (Reg.) (d)	302,860	24,319,659
TOTAL SWITZERLAND		94,626,468
Taiwan - 3.8%
Optimax Technology Corp.	3,679,000	10,634,241
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,627,500	14,012,775
TOTAL TAIWAN		24,647,016
United Kingdom - 11.2%
BAE Systems PLC	2,353,600	11,573,416
BHP Billiton PLC	540,900	6,658,570
BP PLC	1,647,000	16,717,050
British Airways PLC (a)	1,791,400	8,192,072
Carnival PLC	92,800	4,791,218
Invensys PLC (a)	17,117,400	4,204,469
Reuters Group PLC	924,800	6,823,540
Vodafone Group PLC	5,214,943	13,631,861
TOTAL UNITED KINGDOM		72,592,196
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 2.0%
NTL, Inc. (a)	111,020	$ 7,103,060
Telewest Global, Inc. (a)	295,100	5,471,154
TOTAL UNITED STATES OF AMERICA		12,574,214
TOTAL COMMON STOCKS (Cost $567,703,051)		612,057,177
Money Market Funds - 15.1%

Fidelity Cash Central Fund, 2.84% (b)	22,356,561	22,356,561
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	75,181,615	75,181,615
TOTAL MONEY MARKET FUNDS (Cost $97,538,176)		97,538,176
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $665,241,227)		709,595,353
NET OTHER ASSETS - (9.9)%		(63,862,304)
NET ASSETS - 100%		$ 645,733,049
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $42,234,044 of which $30,000,255 and $12,233,789 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,737,664) (cost $665,241,227) - See accompanying schedule		$ 709,595,353
Cash		13,816
Receivable for investments sold		10,830,569
Receivable for fund shares sold		906,481
Dividends receivable		2,098,253
Interest receivable		61,547
Prepaid expenses		1,994
Other affiliated receivables		16
Other receivables		257,008
Total assets		723,765,037

Liabilities
Payable for investments purchased	$ 785,969
Payable for fund shares redeemed	1,005,982
Accrued management fee	420,062
Distribution fees payable	226,809
Other affiliated payables	225,554
Other payables and accrued expenses	185,997
Collateral on securities loaned, at value	75,181,615
Total liabilities		78,031,988

Net Assets		$ 645,733,049
Net Assets consist of:
Paid in capital		$ 590,901,993
Undistributed net investment income		539,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,923,822
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,367,936
Net Assets		$ 645,733,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,171,043 ÷ 6,763,760 shares)	$ 16.14

Maximum offering price per share (100/94.25 of $16.14)	$ 17.12
Class T: Net Asset Value and redemption price per share ($219,319,120 ÷ 13,730,056 shares)	$ 15.97

Maximum offering price per share (100/96.50 of $15.97)	$ 16.55
Class B: Net Asset Value and offering price per share ($58,702,920 ÷ 3,825,719 shares)A	$ 15.34

Class C: Net Asset Value and offering price per share ($68,742,716 ÷ 4,464,373 shares)A	$ 15.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($189,797,250 ÷ 11,558,927 shares)	$ 16.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 5,944,632
Interest		371,652
Security lending		327,061
		6,643,345
Less foreign taxes withheld		(675,119)
Total income		5,968,226

Expenses
Management fee	$ 2,560,389
Transfer agent fees	1,176,171
Distribution fees	1,405,140
Accounting and security lending fees	186,527
Independent trustees' compensation	1,741
Custodian fees and expenses	175,150
Registration fees	55,117
Audit	37,383
Legal	3,723
Miscellaneous	3,688
Total expenses before reductions	5,605,029
Expense reductions	(205,221)	5,399,808
Net investment income (loss)		568,418
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	52,772,053
Foreign currency transactions	(85,088)
Total net realized gain (loss)		52,686,965
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,233,925)
Assets and liabilities in foreign currencies	(17,069)
Total change in net unrealized appreciation (depreciation)		(20,250,994)
Net gain (loss)		32,435,971
Net increase (decrease) in net assets resulting from operations		$ 33,004,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 568,418	$ (436,853)
Net realized gain (loss)	52,686,965	34,181,956
Change in net unrealized appreciation (depreciation)	(20,250,994)	(3,598,614)
Net increase (decrease) in net assets resulting from operations	33,004,389	30,146,489
Distributions to shareholders from net investment income	-	(685,316)
Share transactions - net increase (decrease)	(54,037,758)	90,343,050
Redemption fees	15,869	23,611
Total increase (decrease) in net assets	(21,017,500)	119,827,834

Net Assets
Beginning of period	666,750,549	546,922,715
End of period (including undistributed net investment income of $539,298 and accumulated net investment loss of $29,120, respectively)	$ 645,733,049	$ 666,750,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 14.47	$ 10.93	$ 11.08	$ 15.26	$ 15.06
Income from Investment Operations
Net investment income (loss) E	.03	.01	- G	- G	(.01)	(.03)
Net realized and unrealized gain (loss)	.71	.92	3.54	(.15)	(3.73)	.88
Total from investment operations	.74	.93	3.54	(.15)	(3.74)	.85
Distributions from net investment income	-	-	-	-	(.44)	-
Distributions in excess of net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(.63)
Total distributions	-	-	-	-	(.44)	(.65)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 16.14	$ 15.40	$ 14.47	$ 10.93	$ 11.08	$ 15.26
Total Return B, C, D	4.81%	6.43%	32.39%	(1.35)%	(25.17)%	5.31%
Ratios to Average Net Assets F
Expenses before expense reductions	1.43% A	1.48%	1.59%	1.67%	1.71%	1.55%
Expenses net of voluntary waivers, if any	1.43% A	1.48%	1.59%	1.67%	1.70%	1.55%
Expenses net of all reductions	1.37% A	1.40%	1.54%	1.57%	1.57%	1.50%
Net investment income (loss)	.32% A	.06%	.01%	(.02)%	(.05)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,171	$ 103,606	$ 41,867	$ 16,879	$ 12,070	$ 15,348
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 14.38	$ 10.88	$ 11.05	$ 15.21	$ 15.02
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.03)	(.03)	(.03)	(.06)
Net realized and unrealized gain (loss)	.70	.91	3.53	(.14)	(3.73)	.88
Total from investment operations	.71	.88	3.50	(.17)	(3.76)	.82
Distributions from net investment income	-	-	-	-	(.40)	-
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	-	(.62)
Total distributions	-	-	-	-	(.40)	(.63)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 15.97	$ 15.26	$ 14.38	$ 10.88	$ 11.05	$ 15.21
Total Return B, C, D	4.65%	6.12%	32.17%	(1.54)%	(25.32)%	5.13%
Ratios to Average Net Assets F
Expenses before expense reductions	1.67% A	1.74%	1.85%	1.86%	1.87%	1.72%
Expenses net of voluntary waivers, if any	1.67% A	1.74%	1.85%	1.86%	1.87%	1.72%
Expenses net of all reductions	1.61% A	1.66%	1.79%	1.76%	1.73%	1.67%
Net investment income (loss)	.08% A	(.20)%	(.24)%	(.21)%	(.22)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,319	$ 216,588	$ 149,514	$ 98,148	$ 88,818	$ 145,721
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 13.94	$ 10.61	$ 10.84	$ 14.96	$ 14.82
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.09)	(.09)	(.10)	(.16)
Net realized and unrealized gain (loss)	.68	.88	3.42	(.14)	(3.67)	.89
Total from investment operations	.64	.76	3.33	(.23)	(3.77)	.73
Distributions from net investment income	-	-	-	-	(.35)	-
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	-	(.58)
Total distributions	-	-	-	-	(.35)	(.59)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 15.34	$ 14.70	$ 13.94	$ 10.61	$ 10.84	$ 14.96
Total Return B, C, D	4.35%	5.45%	31.39%	(2.12)%	(25.75)%	4.60%
Ratios to Average Net Assets F
Expenses before expense reductions	2.27% A	2.35%	2.42%	2.44%	2.47%	2.30%
Expenses net of voluntary waivers, if any	2.27% A	2.35%	2.42%	2.44%	2.45%	2.30%
Expenses net of all reductions	2.21% A	2.27%	2.37%	2.34%	2.32%	2.26%
Net investment income (loss)	(.53)% A	(.80)%	(.82)%	(.79)%	(.80)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,703	$ 59,985	$ 50,358	$ 36,981	$ 36,593	$ 49,140
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.96	$ 10.62	$ 10.83	$ 14.96	$ 14.83
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.08)	(.08)	(.09)	(.15)
Net realized and unrealized gain (loss)	.69	.88	3.42	(.13)	(3.67)	.88
Total from investment operations	.66	.78	3.34	(.21)	(3.76)	.73
Distributions from net investment income	-	-	-	-	(.37)	-
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	-	(.59)
Total distributions	-	-	-	-	(.37)	(.60)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 15.40	$ 14.74	$ 13.96	$ 10.62	$ 10.83	$ 14.96
Total Return B, C, D	4.48%	5.59%	31.45%	(1.94)%	(25.71)%	4.59%
Ratios to Average Net Assets F
Expenses before expense reductions	2.16% A	2.21%	2.33%	2.34%	2.38%	2.25%
Expenses net of voluntary waivers, if any	2.16% A	2.21%	2.33%	2.34%	2.38%	2.25%
Expenses net of all reductions	2.10% A	2.12%	2.28%	2.24%	2.24%	2.21%
Net investment income (loss)	(.42)% A	(.66)%	(.73)%	(.69)%	(.73)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,743	$ 76,412	$ 58,560	$ 37,514	$ 33,118	$ 44,041
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 14.70	$ 11.08	$ 11.17	$ 15.35	$ 15.09
Income from Investment Operations
Net investment income (loss) D	.05	.05	.04	.06	.06	.04
Net realized and unrealized gain (loss)	.72	.94	3.58	(.15)	(3.75)	.88
Total from investment operations	.77	.99	3.62	(.09)	(3.69)	.92
Distributions from net investment income	-	(.04)	-	-	(.49)	-
Distributions in excess of net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	-	(.63)
Total distributions	-	(.04)	-	-	(.49)	(.66)
Redemption fees added to paid in capital D	- F	- F	-	-	-	-
Net asset value, end of period	$ 16.42	$ 15.65	$ 14.70	$ 11.08	$ 11.17	$ 15.35
Total Return B, C	4.92%	6.75%	32.67%	(.81)%	(24.75)%	5.78%
Ratios to Average Net Assets E
Expenses before expense reductions	1.20% A	1.21%	1.28%	1.15%	1.19%	1.15%
Expenses net of voluntary waivers, if any	1.20% A	1.21%	1.28%	1.15%	1.19%	1.15%
Expenses net of all reductions	1.14% A	1.13%	1.22%	1.06%	1.05%	1.10%
Net investment income (loss)	.55% A	.34%	.33%	.50%	.46%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,797	$ 210,160	$ 246,623	$ 10,577	$ 6,432	$ 9,551
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 62,846,728
Unrealized depreciation	(19,034,320)
Net unrealized appreciation (depreciation)	$ 43,812,408
Cost for federal income tax purposes	$ 665,782,945

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $428,246,117 and $476,866,451, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 139,435	$ 1,476
Class T	.25%	.25%	572,670	11,389
Class B	.75%	.25%	313,443	235,848
Class C	.75%	.25%	379,592	96,408
			$ 1,405,140	$ 345,121

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,146
Class T	10,276
Class B*	65,597
Class C*	6,754
$ 110,773

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 180,307	.32*
Class T	357,354	.31*
Class B	129,876	.41*
Class C	115,875	.31*
Institutional Class	392,759	.34*
	$ 1,176,171

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $369,629 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $650 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $204,861 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $102. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 258

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Institutional Class	$ -	$ 685,316

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	1,206,422	5,249,748	$ 19,907,478	$ 80,046,295
Shares redeemed	(1,171,937)	(1,414,042)	(19,465,942)	(21,259,668)
Net increase (decrease)	34,485	3,835,706	$ 441,536	$ 58,786,627
Class T
Shares sold	2,326,610	8,003,545	$ 38,062,589	$ 120,756,817
Shares redeemed	(2,792,360)	(4,207,826)	(45,949,526)	(62,846,915)
Net increase (decrease)	(465,750)	3,795,719	$ (7,886,937)	$ 57,909,902
Class B
Shares sold	271,083	1,312,192	$ 4,276,529	$ 19,341,976
Shares redeemed	(526,150)	(845,208)	(8,326,247)	(12,224,749)
Net increase (decrease)	(255,067)	466,984	$ (4,049,718)	$ 7,117,227
Class C
Shares sold	459,714	2,272,253	$ 7,285,328	$ 33,251,399
Shares redeemed	(1,178,389)	(1,285,361)	(18,605,136)	(18,413,064)
Net increase (decrease)	(718,675)	986,892	$ (11,319,808)	$ 14,838,335
Institutional Class
Shares sold	2,180,771	5,209,049	$ 36,760,790	$ 80,240,442
Reinvestment of distributions	-	44,895	-	666,234
Shares redeemed	(4,054,637)	(8,593,689)	(67,983,621)	(129,215,717)
Net increase (decrease)	(1,873,866)	(3,339,745)	$ (31,222,831)	$ (48,309,041)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAP-USAN-0605
1.784890.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,048.10	$ 7.26
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
Class T
Actual	$ 1,000.00	$ 1,046.50	$ 8.47
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.35
Class B
Actual	$ 1,000.00	$ 1,043.50	$ 11.50
HypotheticalA	$ 1,000.00	$ 1,013.54	$ 11.33
Class C
Actual	$ 1,000.00	$ 1,044.80	$ 10.95
HypotheticalA	$ 1,000.00	$ 1,014.08	$ 10.79
Institutional Class
Actual	$ 1,000.00	$ 1,049.20	$ 6.10
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.43%
Class T	1.67%
Class B	2.27%
Class C	2.16%
Institutional Class	1.20%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
UBS AG (Reg.) (Switzerland, Capital Markets)	3.8	2.8
ASML Holding NV (NY Shares) (Netherlands, Semiconductors & Semiconductor Equipment)	3.5	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4	3.2
State Bank of India (India, Commercial Banks)	3.0	2.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.9	1.5
	16.6
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	17.0
Consumer Discretionary	14.3	18.2
Information Technology	10.6	13.4
Energy	10.4	9.4
Health Care	10.1	14.0
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Switzerland	14.7	15.3
Japan	14.5	13.0
United Kingdom	11.2	14.9
France	10.8	12.2
Netherlands	6.7	5.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 94.8%	Stocks 94.2%
Short-Term Investments and Net Other Assets 5.2%	Short-Term Investments and Net Other Assets 5.8%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
Australia - 0.8%
CSL Ltd.	197,239	$ 4,867,780
Bermuda - 0.2%
GOME Electrical Appliances Holdings Ltd.	1,459,000	1,422,465
Brazil - 2.7%
Aracruz Celulose SA (PN-B) sponsored ADR	386,600	11,868,620
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	519,050	5,704,360
TOTAL BRAZIL		17,572,980
Canada - 2.5%
Canadian Natural Resources Ltd.	151,300	7,502,777
EnCana Corp.	136,500	8,736,607
TOTAL CANADA		16,239,384
China - 2.3%
Global Bio-Chem Technology Group Co. Ltd.	10,350,000	6,771,475
People's Food Holdings Ltd.	6,109,000	4,027,666
Weichai Power Co. Ltd. (H Shares)	1,120,000	3,879,310
TOTAL CHINA		14,678,451
Denmark - 3.1%
GN Store Nordic AS	874,800	9,199,490
Novo Nordisk AS Series B	217,200	11,050,865
TOTAL DENMARK		20,250,355
France - 10.8%
Groupe Danone	79,800	7,508,566
Pernod-Ricard	49,071	7,493,390
Renault SA	79,500	6,684,778
Societe Generale Series A	89,951	8,989,756
Technip-Coflexip SA (d)	41,100	7,023,978
Thomson SA	625,800	15,452,712
Total SA Series B	75,957	16,848,782
TOTAL FRANCE		70,001,962
Germany - 2.7%
Allianz AG (Reg.) (d)	73,400	8,808,000
Deutsche Telekom AG (Reg.) (d)	450,251	8,460,216
Linde AG	1,000	65,856
TOTAL GERMANY		17,334,072
Greece - 1.3%
Public Power Corp. of Greece	314,800	8,401,129
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - 2.2%
Li & Fung Ltd.	2,958,000	$ 5,654,018
Solomon Systech Ltd.	6,154,000	2,013,123
Techtronic Industries Co. Ltd.	2,995,000	6,666,057
TOTAL HONG KONG		14,333,198
India - 4.2%
Bank of Baroda	667,269	2,674,453
State Bank of India	1,330,666	19,570,870
Tata Motors Ltd.	491,896	4,683,375
Zee Telefilms Ltd.	101,380	306,264
TOTAL INDIA		27,234,962
Ireland - 1.0%
Ryanair Holdings PLC sponsored ADR (a)	153,100	6,146,965
Italy - 2.4%
Banca Intesa Spa	1,030,100	4,935,920
ENI Spa	407,100	10,214,953
TOTAL ITALY		15,150,873
Japan - 14.5%
Credit Saison Co. Ltd.	164,500	5,632,379
Don Quijote Co. Ltd. (d)	86,000	5,249,404
Honda Motor Co. Ltd.	181,400	8,743,480
Hoya Corp.	103,400	10,818,292
JAFCO Co. Ltd. (d)	57,500	3,312,351
Matsui Securities Co. Ltd. (d)	283,500	3,853,004
Matsui Securities Co. Ltd. New (d)	230,000	3,103,958
Mitsui Trust Holdings, Inc.	698,000	6,936,728
Nomura Holdings, Inc.	688,200	8,781,432
Sega Sammy Holdings, Inc. (a)	84,500	4,972,484
Softbank Corp. (d)	175,400	7,059,494
Sony Corp. sponsored ADR	178,800	6,563,748
Sumitomo Mitsui Financial Group, Inc.	2,868	18,545,579
TOTAL JAPAN		93,572,333
Mexico - 0.8%
Grupo Mexico SA de CV Series B (a)	1,114,029	5,205,526
Netherlands - 6.7%
ASML Holding NV (NY Shares) (a)	1,561,700	22,629,033
ING Groep NV (Certificaten Van Aandelen)	364,100	9,979,981
QIAGEN NV (a)	834,400	10,847,200
TOTAL NETHERLANDS		43,456,214
Common Stocks - continued
	Shares	Value (Note 1)
Norway - 0.8%
DnB NOR ASA	547,800	$ 5,257,298
Philippines - 1.3%
Philippine Long Distance Telephone Co.	339,780	8,672,025
Russia - 1.0%
Mobile TeleSystems OJSC sponsored ADR	182,400	6,128,640
South Africa - 0.6%
JD Group Ltd.	355,127	3,644,571
Spain - 1.2%
Telefonica SA	473,300	8,046,100
Switzerland - 14.7%
ABB Ltd. (Reg.) (a)	2,214,775	13,807,703
Credit Suisse Group (Reg.) (d)	429,199	18,077,862
Novartis AG (Reg.)	78,357	3,818,337
Phonak Holding AG	95,032	3,331,604
Roche Holding AG (participation certificate)	178,334	21,633,364
The Swatch Group AG (Reg.)	366,261	9,637,939
UBS AG (Reg.) (d)	302,860	24,319,659
TOTAL SWITZERLAND		94,626,468
Taiwan - 3.8%
Optimax Technology Corp.	3,679,000	10,634,241
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,627,500	14,012,775
TOTAL TAIWAN		24,647,016
United Kingdom - 11.2%
BAE Systems PLC	2,353,600	11,573,416
BHP Billiton PLC	540,900	6,658,570
BP PLC	1,647,000	16,717,050
British Airways PLC (a)	1,791,400	8,192,072
Carnival PLC	92,800	4,791,218
Invensys PLC (a)	17,117,400	4,204,469
Reuters Group PLC	924,800	6,823,540
Vodafone Group PLC	5,214,943	13,631,861
TOTAL UNITED KINGDOM		72,592,196
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 2.0%
NTL, Inc. (a)	111,020	$ 7,103,060
Telewest Global, Inc. (a)	295,100	5,471,154
TOTAL UNITED STATES OF AMERICA		12,574,214
TOTAL COMMON STOCKS (Cost $567,703,051)		612,057,177
Money Market Funds - 15.1%

Fidelity Cash Central Fund, 2.84% (b)	22,356,561	22,356,561
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	75,181,615	75,181,615
TOTAL MONEY MARKET FUNDS (Cost $97,538,176)		97,538,176
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $665,241,227)		709,595,353
NET OTHER ASSETS - (9.9)%		(63,862,304)
NET ASSETS - 100%		$ 645,733,049
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $42,234,044 of which $30,000,255 and $12,233,789 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,737,664) (cost $665,241,227) - See accompanying schedule		$ 709,595,353
Cash		13,816
Receivable for investments sold		10,830,569
Receivable for fund shares sold		906,481
Dividends receivable		2,098,253
Interest receivable		61,547
Prepaid expenses		1,994
Other affiliated receivables		16
Other receivables		257,008
Total assets		723,765,037

Liabilities
Payable for investments purchased	$ 785,969
Payable for fund shares redeemed	1,005,982
Accrued management fee	420,062
Distribution fees payable	226,809
Other affiliated payables	225,554
Other payables and accrued expenses	185,997
Collateral on securities loaned, at value	75,181,615
Total liabilities		78,031,988

Net Assets		$ 645,733,049
Net Assets consist of:
Paid in capital		$ 590,901,993
Undistributed net investment income		539,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,923,822
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,367,936
Net Assets		$ 645,733,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,171,043 ÷ 6,763,760 shares)	$ 16.14

Maximum offering price per share (100/94.25 of $16.14)	$ 17.12
Class T: Net Asset Value and redemption price per share ($219,319,120 ÷ 13,730,056 shares)	$ 15.97

Maximum offering price per share (100/96.50 of $15.97)	$ 16.55
Class B: Net Asset Value and offering price per share ($58,702,920 ÷ 3,825,719 shares)A	$ 15.34

Class C: Net Asset Value and offering price per share ($68,742,716 ÷ 4,464,373 shares)A	$ 15.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($189,797,250 ÷ 11,558,927 shares)	$ 16.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 5,944,632
Interest		371,652
Security lending		327,061
		6,643,345
Less foreign taxes withheld		(675,119)
Total income		5,968,226

Expenses
Management fee	$ 2,560,389
Transfer agent fees	1,176,171
Distribution fees	1,405,140
Accounting and security lending fees	186,527
Independent trustees' compensation	1,741
Custodian fees and expenses	175,150
Registration fees	55,117
Audit	37,383
Legal	3,723
Miscellaneous	3,688
Total expenses before reductions	5,605,029
Expense reductions	(205,221)	5,399,808
Net investment income (loss)		568,418
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	52,772,053
Foreign currency transactions	(85,088)
Total net realized gain (loss)		52,686,965
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,233,925)
Assets and liabilities in foreign currencies	(17,069)
Total change in net unrealized appreciation (depreciation)		(20,250,994)
Net gain (loss)		32,435,971
Net increase (decrease) in net assets resulting from operations		$ 33,004,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 568,418	$ (436,853)
Net realized gain (loss)	52,686,965	34,181,956
Change in net unrealized appreciation (depreciation)	(20,250,994)	(3,598,614)
Net increase (decrease) in net assets resulting from operations	33,004,389	30,146,489
Distributions to shareholders from net investment income	-	(685,316)
Share transactions - net increase (decrease)	(54,037,758)	90,343,050
Redemption fees	15,869	23,611
Total increase (decrease) in net assets	(21,017,500)	119,827,834

Net Assets
Beginning of period	666,750,549	546,922,715
End of period (including undistributed net investment income of $539,298 and accumulated net investment loss of $29,120, respectively)	$ 645,733,049	$ 666,750,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 14.47	$ 10.93	$ 11.08	$ 15.26	$ 15.06
Income from Investment Operations
Net investment income (loss) E	.03	.01	- G	- G	(.01)	(.03)
Net realized and unrealized gain (loss)	.71	.92	3.54	(.15)	(3.73)	.88
Total from investment operations	.74	.93	3.54	(.15)	(3.74)	.85
Distributions from net investment income	-	-	-	-	(.44)	-
Distributions in excess of net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(.63)
Total distributions	-	-	-	-	(.44)	(.65)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 16.14	$ 15.40	$ 14.47	$ 10.93	$ 11.08	$ 15.26
Total Return B, C, D	4.81%	6.43%	32.39%	(1.35)%	(25.17)%	5.31%
Ratios to Average Net Assets F
Expenses before expense reductions	1.43% A	1.48%	1.59%	1.67%	1.71%	1.55%
Expenses net of voluntary waivers, if any	1.43% A	1.48%	1.59%	1.67%	1.70%	1.55%
Expenses net of all reductions	1.37% A	1.40%	1.54%	1.57%	1.57%	1.50%
Net investment income (loss)	.32% A	.06%	.01%	(.02)%	(.05)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,171	$ 103,606	$ 41,867	$ 16,879	$ 12,070	$ 15,348
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 14.38	$ 10.88	$ 11.05	$ 15.21	$ 15.02
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.03)	(.03)	(.03)	(.06)
Net realized and unrealized gain (loss)	.70	.91	3.53	(.14)	(3.73)	.88
Total from investment operations	.71	.88	3.50	(.17)	(3.76)	.82
Distributions from net investment income	-	-	-	-	(.40)	-
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	-	(.62)
Total distributions	-	-	-	-	(.40)	(.63)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 15.97	$ 15.26	$ 14.38	$ 10.88	$ 11.05	$ 15.21
Total Return B, C, D	4.65%	6.12%	32.17%	(1.54)%	(25.32)%	5.13%
Ratios to Average Net Assets F
Expenses before expense reductions	1.67% A	1.74%	1.85%	1.86%	1.87%	1.72%
Expenses net of voluntary waivers, if any	1.67% A	1.74%	1.85%	1.86%	1.87%	1.72%
Expenses net of all reductions	1.61% A	1.66%	1.79%	1.76%	1.73%	1.67%
Net investment income (loss)	.08% A	(.20)%	(.24)%	(.21)%	(.22)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,319	$ 216,588	$ 149,514	$ 98,148	$ 88,818	$ 145,721
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 13.94	$ 10.61	$ 10.84	$ 14.96	$ 14.82
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.09)	(.09)	(.10)	(.16)
Net realized and unrealized gain (loss)	.68	.88	3.42	(.14)	(3.67)	.89
Total from investment operations	.64	.76	3.33	(.23)	(3.77)	.73
Distributions from net investment income	-	-	-	-	(.35)	-
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	-	(.58)
Total distributions	-	-	-	-	(.35)	(.59)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 15.34	$ 14.70	$ 13.94	$ 10.61	$ 10.84	$ 14.96
Total Return B, C, D	4.35%	5.45%	31.39%	(2.12)%	(25.75)%	4.60%
Ratios to Average Net Assets F
Expenses before expense reductions	2.27% A	2.35%	2.42%	2.44%	2.47%	2.30%
Expenses net of voluntary waivers, if any	2.27% A	2.35%	2.42%	2.44%	2.45%	2.30%
Expenses net of all reductions	2.21% A	2.27%	2.37%	2.34%	2.32%	2.26%
Net investment income (loss)	(.53)% A	(.80)%	(.82)%	(.79)%	(.80)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,703	$ 59,985	$ 50,358	$ 36,981	$ 36,593	$ 49,140
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.96	$ 10.62	$ 10.83	$ 14.96	$ 14.83
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.08)	(.08)	(.09)	(.15)
Net realized and unrealized gain (loss)	.69	.88	3.42	(.13)	(3.67)	.88
Total from investment operations	.66	.78	3.34	(.21)	(3.76)	.73
Distributions from net investment income	-	-	-	-	(.37)	-
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	-	(.59)
Total distributions	-	-	-	-	(.37)	(.60)
Redemption fees added to paid in capital E	- G	- G	-	-	-	-
Net asset value, end of period	$ 15.40	$ 14.74	$ 13.96	$ 10.62	$ 10.83	$ 14.96
Total Return B, C, D	4.48%	5.59%	31.45%	(1.94)%	(25.71)%	4.59%
Ratios to Average Net Assets F
Expenses before expense reductions	2.16% A	2.21%	2.33%	2.34%	2.38%	2.25%
Expenses net of voluntary waivers, if any	2.16% A	2.21%	2.33%	2.34%	2.38%	2.25%
Expenses net of all reductions	2.10% A	2.12%	2.28%	2.24%	2.24%	2.21%
Net investment income (loss)	(.42)% A	(.66)%	(.73)%	(.69)%	(.73)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,743	$ 76,412	$ 58,560	$ 37,514	$ 33,118	$ 44,041
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 14.70	$ 11.08	$ 11.17	$ 15.35	$ 15.09
Income from Investment Operations
Net investment income (loss) D	.05	.05	.04	.06	.06	.04
Net realized and unrealized gain (loss)	.72	.94	3.58	(.15)	(3.75)	.88
Total from investment operations	.77	.99	3.62	(.09)	(3.69)	.92
Distributions from net investment income	-	(.04)	-	-	(.49)	-
Distributions in excess of net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	-	(.63)
Total distributions	-	(.04)	-	-	(.49)	(.66)
Redemption fees added to paid in capital D	- F	- F	-	-	-	-
Net asset value, end of period	$ 16.42	$ 15.65	$ 14.70	$ 11.08	$ 11.17	$ 15.35
Total Return B, C	4.92%	6.75%	32.67%	(.81)%	(24.75)%	5.78%
Ratios to Average Net Assets E
Expenses before expense reductions	1.20% A	1.21%	1.28%	1.15%	1.19%	1.15%
Expenses net of voluntary waivers, if any	1.20% A	1.21%	1.28%	1.15%	1.19%	1.15%
Expenses net of all reductions	1.14% A	1.13%	1.22%	1.06%	1.05%	1.10%
Net investment income (loss)	.55% A	.34%	.33%	.50%	.46%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,797	$ 210,160	$ 246,623	$ 10,577	$ 6,432	$ 9,551
Portfolio turnover rate	128% A	170%	205%	193%	270%	308%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 62,846,728
Unrealized depreciation	(19,034,320)
Net unrealized appreciation (depreciation)	$ 43,812,408
Cost for federal income tax purposes	$ 665,782,945

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $428,246,117 and $476,866,451, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 139,435	$ 1,476
Class T	.25%	.25%	572,670	11,389
Class B	.75%	.25%	313,443	235,848
Class C	.75%	.25%	379,592	96,408
			$ 1,405,140	$ 345,121

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,146
Class T	10,276
Class B*	65,597
Class C*	6,754
$ 110,773

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 180,307	.32*
Class T	357,354	.31*
Class B	129,876	.41*
Class C	115,875	.31*
Institutional Class	392,759	.34*
	$ 1,176,171

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $369,629 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $650 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $204,861 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $102. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 258

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Institutional Class	$ -	$ 685,316

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	1,206,422	5,249,748	$ 19,907,478	$ 80,046,295
Shares redeemed	(1,171,937)	(1,414,042)	(19,465,942)	(21,259,668)
Net increase (decrease)	34,485	3,835,706	$ 441,536	$ 58,786,627
Class T
Shares sold	2,326,610	8,003,545	$ 38,062,589	$ 120,756,817
Shares redeemed	(2,792,360)	(4,207,826)	(45,949,526)	(62,846,915)
Net increase (decrease)	(465,750)	3,795,719	$ (7,886,937)	$ 57,909,902
Class B
Shares sold	271,083	1,312,192	$ 4,276,529	$ 19,341,976
Shares redeemed	(526,150)	(845,208)	(8,326,247)	(12,224,749)
Net increase (decrease)	(255,067)	466,984	$ (4,049,718)	$ 7,117,227
Class C
Shares sold	459,714	2,272,253	$ 7,285,328	$ 33,251,399
Shares redeemed	(1,178,389)	(1,285,361)	(18,605,136)	(18,413,064)
Net increase (decrease)	(718,675)	986,892	$ (11,319,808)	$ 14,838,335
Institutional Class
Shares sold	2,180,771	5,209,049	$ 36,760,790	$ 80,240,442
Reinvestment of distributions	-	44,895	-	666,234
Shares redeemed	(4,054,637)	(8,593,689)	(67,983,621)	(129,215,717)
Net increase (decrease)	(1,873,866)	(3,339,745)	$ (31,222,831)	$ (48,309,041)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAPI-USAN-0605
1.784891.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,091.00	$ 8.40* *
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10* *
Class T
Actual	$ 1,000.00	$ 1,089.50	$ 9.69* *
HypotheticalA	$ 1,000.00	$ 1,015.52	$ 9.35* *
Class B
Actual	$ 1,000.00	$ 1,086.80	$ 12.26* *
HypotheticalA	$ 1,000.00	$ 1,013.04	$ 11.83* *
Class C
Actual	$ 1,000.00	$ 1,087.10	$ 12.16* *
HypotheticalA	$ 1,000.00	$ 1,013.14	$ 11.73* *
Institutional Class
Actual	$ 1,000.00	$ 1,093.50	$ 6.59* *
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.36* *

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.62% * *
Class T	1.87% * *
Class B	2.37% * *
Class C	2.35% * *
Institutional Class	1.27% * *

* * If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 7.78
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 9.07
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 11.65
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 11.65
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.49
HypotheticalA		$ 6.26

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp.	3.3	3.9
Nippon Electric Glass Co. Ltd.	2.7	2.5
Intelligent Wave, Inc.	2.1	1.1
Stanley Electric Co. Ltd.	1.8	1.2
Hamakyorex Co. Ltd.	1.8	1.5
Teijin Ltd.	1.7	0.6
Sumitomo Mitsui Financial Group, Inc.	1.6	1.6
Opt, Inc.	1.5	0.0
SFCG Co. Ltd.	1.3	2.2
Commuture Corp.	1.3	1.3
	19.1
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	30.6	31.3
Information Technology	17.9	19.6
Industrials	16.7	13.9
Financials	15.3	17.7
Materials	9.0	8.7
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 98.9%	Stocks 97.8%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 2.2%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 30.6%
Auto Components - 7.2%
Aisin Seiki Co. Ltd.	33,400	$ 726,295
Bridgestone Corp.	46,000	884,025
Exedy Corp.	21,900	366,775
Musashi Seimitsu Industry Co. Ltd.	21,600	550,043
NOK Corp.	26,500	693,777
Stanley Electric Co. Ltd.	85,000	1,381,402
Sumitomo Rubber Industries Ltd.	85,000	828,517
		5,430,834
Automobiles - 3.9%
Honda Motor Co. Ltd.	9,200	443,440
Toyota Motor Corp.	67,500	2,453,962
		2,897,402
Distributors - 0.8%
Crymson Co. Ltd.	87	187,525
Doshisha Co. Ltd.	11,800	393,896
		581,421
Hotels, Restaurants & Leisure - 0.6%
H.I.S. Co. Ltd.	17,800	408,288
Household Durables - 4.8%
Alpine Electronics, Inc. (d)	23,000	330,138
Casio Computer Co. Ltd.	30,000	411,159
Chitaly Holdings Ltd.	150,000	136,623
D&M Holdings, Inc. (a)	100,000	227,945
Sanko Soflan Co., Inc.	64,000	418,732
Sharp Corp.	31,000	484,292
Sony Corp.	21,400	785,594
Sumitomo Forestry Co. Ltd.	64,000	581,707
Tenma Corp.	11,900	237,773
		3,613,963
Leisure Equipment & Products - 3.9%
Aruze Corp.	33,500	747,639
KOEI Co. Ltd.	8,600	227,201
Mars Engineering Corp.	16,500	535,050
Sankyo Co. Ltd. (Gunma)	9,900	490,043
Sega Sammy Holdings, Inc. (a)	15,800	929,766
		2,929,699
Media - 5.5%
Bandai Visual Co. Ltd.	191	653,972
Cyber Agent Ltd.	200	808,774
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Opt, Inc. (a)	51	$ 1,152,790
Oricon, Inc.	221	343,567
Oricon, Inc. New	159	247,182
Usen Corp. (a)	9,220	266,443
ValueClick Japan, Inc. (a)	8,836	436,533
Yedang Entertainment Co. Ltd. (a)	22,297	224,736
		4,133,997
Multiline Retail - 0.5%
Don Quijote Co. Ltd.	5,500	335,718
Thanks Japan Corp.	9,200	52,822
		388,540
Specialty Retail - 3.4%
Hikari Tsushin, Inc.	11,900	761,555
Honeys Co. Ltd.	6,100	217,587
Mac House Co. Ltd.	12,900	244,220
Point, Inc. (a)	4,700	180,649
USS Co. Ltd.	5,290	420,274
Xebio Co. Ltd.	12,300	370,701
Yamada Denki Co. Ltd.	7,200	346,094
		2,541,080
TOTAL CONSUMER DISCRETIONARY		22,925,224
CONSUMER STAPLES - 3.7%
Beverages - 1.4%
Asahi Breweries Ltd.	24,000	306,037
Kirin Beverage Corp.	16,700	431,636
Takara Holdings, Inc.	52,000	333,772
		1,071,445
Food & Staples Retailing - 0.9%
Create SD Co. Ltd.	6,300	333,476
Kura Corp. Ltd.	75	306,152
		639,628
Food Products - 1.0%
Hokuto Corp.	8,800	165,173
Kibun Food Chemifa Co. Ltd.	14,700	355,408
Warabeya Nichiyo Co. Ltd.	11,700	241,588
		762,169
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.4%
Fancl Corp.	6,700	$ 268,383
TOTAL CONSUMER STAPLES		2,741,625
ENERGY - 3.0%
Oil & Gas - 3.0%
AOC Holdings, Inc. (a)	21,400	305,539
Cosmo Oil Co. Ltd.	186,000	619,113
Japan Petroleum Exploration Co. Ltd.	6,600	270,672
Kanto Natural Gas Development	47,000	319,609
Nippon Mining Holdings, Inc.	113,000	687,592
		2,202,525
FINANCIALS - 15.3%
Capital Markets - 1.0%
Monex Beans Holdings, Inc. (a)	200	251,788
Nikko Cordial Corp.	103,000	481,354
		733,142
Commercial Banks - 6.8%
Hokuhoku Financial Group, Inc.	286,000	812,856
Juroku Bank Ltd.	44,000	234,583
Mitsui Trust Holdings, Inc.	75,000	745,350
Mizuho Financial Group, Inc.	180	846,352
Nishi-Nippon City Bank Ltd.	94,000	372,055
Sumitomo Mitsui Financial Group, Inc.	189	1,222,146
The Keiyo Bank Ltd.	52,000	263,348
Tokyo Tomin Bank Ltd.	21,400	618,426
		5,115,116
Consumer Finance - 5.7%
Credit Saison Co. Ltd.	19,200	657,396
Finance All Corp.	232	289,862
Lopro Corp. (d)	75,100	612,403
Nippon Shinpan Co. Ltd. (a)	78,000	360,057
Nissin Co. Ltd.	335,040	757,315
ORIX Corp.	4,500	613,305
SFCG Co. Ltd.	3,870	995,828
		4,286,166
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 1.8%
Millea Holdings, Inc.	31	$ 422,794
T&D Holdings, Inc.	18,900	933,734
		1,356,528
Real Estate - 0.0%
Japan Logistics Fund, Inc. (a)	2	10,491
TOTAL FINANCIALS		11,501,443
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 1.0%
Fujirebio, Inc.	29,000	474,621
Hogy Medical Co.	7,000	321,793
		796,414
Pharmaceuticals - 1.1%
Astellas Pharma, Inc.	22,100	800,954
TOTAL HEALTH CARE		1,597,368
INDUSTRIALS - 16.7%
Air Freight & Logistics - 0.8%
Yamato Transport Co. Ltd.	48,000	634,964
Building Products - 1.3%
Central Glass Co. Ltd.	64,000	440,095
Daikin Industries Ltd.	15,300	382,318
Sankyo-Tateyama Holdings, Inc.	58,000	170,377
		992,790
Commercial Services & Supplies - 2.3%
Backs Group, Inc.	91	283,805
Fullcast Co. Ltd.	134	320,782
Riso Kyoiku Co. Ltd. (d)	1,103	116,244
Riso Kyoiku Co. Ltd. New (d)	6,100	656,252
Teraoka Seisakusho Co. Ltd.	37,500	339,771
		1,716,854
Construction & Engineering - 1.7%
Chiyoda Corp.	26,000	292,608
Commuture Corp.	110,000	959,943
		1,252,551
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.9%
Furukawa Electric Co. Ltd. (a)	67,000	$ 296,500
Sumitomo Electric Industries Ltd.	39,000	407,668
		704,168
Machinery - 4.4%
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	300,000	492,132
Kitz Corp.	105,000	544,778
Mitsui Engineering & Shipbuilding Co.	379,000	820,534
Nihon Trim Co. Ltd.	2,750	179,399
Nittoku Engineering Co. Ltd.	51,000	519,972
Sasebo Heavy Industries Co. Ltd. (a)	174,000	380,029
SFA Engineering Corp.	16,000	372,279
		3,309,123
Road & Rail - 3.0%
East Japan Railway Co.	172	895,680
Hamakyorex Co. Ltd. (d)	34,100	1,336,681
		2,232,361
Trading Companies & Distributors - 1.9%
BSL Corp.	173,000	415,794
BSL Corp. warrants 12/15/05 (a)	17,300	5,280
Mitsubishi Corp.	36,200	496,477
Mitsui & Co. Ltd.	53,000	503,968
		1,421,519
Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	36,000	281,545
TOTAL INDUSTRIALS		12,545,875
INFORMATION TECHNOLOGY - 17.9%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	110,000	606,390
Electronic Equipment & Instruments - 6.3%
Forval Corp.	21,500	254,268
Geomatec Co. Ltd.	13,200	265,637
Hoya Corp.	6,000	627,754
Kingboard Chemical Holdings Ltd.	58,500	174,107
Nidec Corp.	4,200	493,906
Nippon Chemi-con Corp.	46,000	261,478
Nippon Electric Glass Co. Ltd.	125,000	1,993,324
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Phoenix PDE Co. Ltd.	55,140	$ 358,899
Tokyo Cathode Laborator Co. Ltd.	18,500	329,065
		4,758,438
Internet Software & Services - 3.1%
Dip Corp.	100	293,753
livedoor Co. Ltd. (a)(d)	123,000	376,567
Softbank Corp.	21,700	873,381
Telewave, Inc. (d)	38	174,325
Telewave, Inc. New (d)	114	500,143
Yahoo! Japan Corp. New	61	137,301
		2,355,470
IT Services - 1.3%
Otsuka Corp.	700	53,143
Software Research Association (SRA)	9,100	231,731
TIS, Inc.	18,200	659,609
		944,483
Office Electronics - 1.7%
Canon, Inc.	9,600	499,584
Konica Minolta Holdings, Inc.	44,500	429,509
Ricoh Co. Ltd.	22,000	351,245
		1,280,338
Semiconductors & Semiconductor Equipment - 1.6%
Core Logic, Inc.	6,500	230,117
Nihon Inter Electronics Corp.	36,000	267,811
Rohm Co. Ltd.	1,900	179,218
Sanken Electric Co. Ltd.	39,000	528,555
		1,205,701
Software - 3.1%
Intelligent Wave, Inc.	752	1,599,390
Nihon Falcom Corp.	113	479,590
Square Enix Co. Ltd.	6,500	218,216
		2,297,196
TOTAL INFORMATION TECHNOLOGY		13,448,016
MATERIALS - 9.0%
Chemicals - 8.0%
Ise Chemical Corp.	196,000	953,362
JSR Corp.	29,000	586,361
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Kaneka Corp.	30,000	$ 326,752
Nihon Micro Coating Co. Ltd. (a)	28,000	381,078
Nissan Chemical Industries Co. Ltd.	32,000	278,035
Nitto Denko Corp.	17,300	945,436
Osaka Organic Chemical Industry Ltd.	51,800	454,516
Soken Chemical & Engineer Co. Ltd.	38,300	767,096
Teijin Ltd.	285,000	1,291,130
		5,983,766
Construction Materials - 0.5%
Sumitomo Osaka Cement Co. Ltd.	138,000	350,100
Containers & Packaging - 0.1%
Fuji Seal International, Inc.	1,780	56,532
Metals & Mining - 0.4%
Sumitomo Metal Mining Co. Ltd.	49,000	344,425
TOTAL MATERIALS		6,734,823
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Mobilephone Telecommunications International Ltd. (d)	316	473,171
TOTAL COMMON STOCKS (Cost $68,691,917)		74,170,070
Money Market Funds - 3.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b)	126,034	$ 126,034
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	2,791,624	2,791,624
TOTAL MONEY MARKET FUNDS (Cost $2,917,658)		2,917,658
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $71,609,575)		77,087,728
NET OTHER ASSETS - (2.8)%		(2,074,640)
NET ASSETS - 100%		$ 75,013,088
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $25,241,784 of which $15,257,888 and $9,983,896 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,671,498) (cost $71,609,575) - See accompanying schedule		$ 77,087,728
Foreign currency held at value (cost $4,958)		5,521
Receivable for investments sold		1,332,607
Receivable for fund shares sold		203,645
Dividends receivable		345,798
Interest receivable		292
Prepaid expenses		226
Receivable from investment adviser for expense reductions		8,063
Other affiliated receivables		21
Other receivables		8,825
Total assets		78,992,726

Liabilities
Payable for investments purchased	$ 846,066
Payable for fund shares redeemed	147,368
Accrued management fee	46,018
Distribution fees payable	43,038
Other affiliated payables	24,964
Other payables and accrued expenses	80,560
Collateral on securities loaned, at value	2,791,624
Total liabilities		3,979,638

Net Assets		$ 75,013,088
Net Assets consist of:
Paid in capital		$ 93,083,300
Accumulated net investment loss		(1,008,014)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,547,725)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,485,527
Net Assets		$ 75,013,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,580,955 ÷ 1,202,137 shares)	$ 13.79

Maximum offering price per share (100/94.25 of $13.79)	$ 14.63
Class T: Net Asset Value and redemption price per share ($13,156,909 ÷ 965,207 shares)	$ 13.63

Maximum offering price per share (100/96.50 of $13.63)	$ 14.12
Class B: Net Asset Value and offering price per share ($17,158,164 ÷ 1,292,621 shares)A	$ 13.27

Class C: Net Asset Value and offering price per share ($23,152,240 ÷ 1,734,554 shares)A	$ 13.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,964,820 ÷ 353,956 shares)	$ 14.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 411,710
Interest		4,204
Security lending		40,916
		456,830
Less foreign taxes withheld		(28,632)
Total income		428,198

Expenses
Management fee	$ 281,038
Transfer agent fees	133,902
Distribution fees	263,505
Accounting and security lending fees	28,890
Independent trustees' compensation	192
Custodian fees and expenses	51,511
Registration fees	45,870
Audit	20,673
Legal	691
Miscellaneous	1,335
Total expenses before reductions	827,607
Expense reductions	(37,058)	790,549
Net investment income (loss)		(362,351)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,269,201
Foreign currency transactions	(3,731)
Total net realized gain (loss)		3,265,470
Change in net unrealized appreciation (depreciation) on: Investment securities	3,304,309
Assets and liabilities in foreign currencies	(283)
Total change in net unrealized appreciation (depreciation)		3,304,026
Net gain (loss)		6,569,496
Net increase (decrease) in net assets resulting from operations		$ 6,207,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (362,351)	$ (818,124)
Net realized gain (loss)	3,265,470	4,854,592
Change in net unrealized appreciation (depreciation)	3,304,026	(3,148,734)
Net increase (decrease) in net assets resulting from operations	6,207,145	887,734
Share transactions - net increase (decrease)	(4,304,125)	22,543,746
Redemption fees	32,625	88,428
Total increase (decrease) in net assets	1,935,645	23,519,908

Net Assets
Beginning of period	73,077,443	49,557,535
End of period (including accumulated net investment loss of $1,008,014 and accumulated net investment loss of $645,663, respectively)	$ 75,013,088	$ 73,077,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 11.78	$ 8.74	$ 10.18	$ 17.78	$ 19.04
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.07)	(.13)	(.15)	(.16)
Net realized and unrealized gain (loss)	1.18	.95	3.11	(1.31)	(6.13)	(.76)
Total from investment operations	1.14	.84	3.04	(1.44)	(6.28)	(.92)
Distributions from net investment income	-	-	-	-	(1.32)	(.04)
Distributions in excess of net investment income	-	-	-	-	-	(.08)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.32)	(.34)
Redemption fees added to paid in capital E	.01	.02	-	-	-	-
Net asset value, end of period	$ 13.79	$ 12.64	$ 11.78	$ 8.74	$ 10.18	$ 17.78
Total Return B, C, D	9.10%	7.30%	34.78%	(14.15)%	(37.89)%	(5.07)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.72% A	1.80%	2.20%	2.13%	1.88%	1.44%
Expenses net of voluntary waivers, if any	1.62% A	1.75%	1.75%	1.94%	1.88%	1.44%
Expenses net of all reductions	1.62% A	1.75%	1.75%	1.94%	1.84%	1.42%
Net investment income (loss)	(.52)% A	(.89)%	(.76)%	(1.27)%	(1.10)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,581	$ 17,884	$ 8,695	$ 3,380	$ 4,204	$ 18,657
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.68	$ 8.69	$ 10.17	$ 17.72	$ 19.01
Income from Investment Operations
Net investment income (loss) E	(.05)	(.14)	(.09)	(.15)	(.20)	(.21)
Net realized and unrealized gain (loss)	1.16	.95	3.08	(1.33)	(6.14)	(.75)
Total from investment operations	1.11	.81	2.99	(1.48)	(6.34)	(.96)
Distributions from net investment income	-	-	-	-	(1.21)	(.03)
Distributions in excess of net investment income	-	-	-	-	-	(.08)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.21)	(.33)
Redemption fees added to paid in capital E	.01	.02	-	-	-	-
Net asset value, end of period	$ 13.63	$ 12.51	$ 11.68	$ 8.69	$ 10.17	$ 17.72
Total Return B, C, D	8.95%	7.11%	34.41%	(14.55)%	(38.16)%	(5.29)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	2.19%	2.57%	2.45%	2.25%	1.71%
Expenses net of voluntary waivers, if any	1.87% A	2.00%	2.00%	2.19%	2.25%	1.71%
Expenses net of all reductions	1.87% A	2.00%	2.00%	2.18%	2.21%	1.69%
Net investment income (loss)	(.76)% A	(1.14)%	(1.01)%	(1.52)%	(1.48)%	(1.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,157	$ 11,493	$ 11,823	$ 7,731	$ 10,363	$ 29,840
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 11.46	$ 8.57	$ 10.07	$ 17.55	$ 18.92
Income from Investment Operations
Net investment income (loss) E	(.08)	(.20)	(.14)	(.20)	(.26)	(.32)
Net realized and unrealized gain (loss)	1.13	.93	3.03	(1.30)	(6.09)	(.74)
Total from investment operations	1.05	.73	2.89	(1.50)	(6.35)	(1.06)
Distributions from net investment income	-	-	-	-	(1.13)	(.03)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.13)	(.31)
Redemption fees added to paid in capital E	.01	.02	-	-	-	-
Net asset value, end of period	$ 13.27	$ 12.21	$ 11.46	$ 8.57	$ 10.07	$ 17.55
Total Return B, C, D	8.68%	6.54%	33.72%	(14.90)%	(38.44)%	(5.83)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.52% A	2.62%	3.03%	2.90%	2.74%	2.25%
Expenses net of voluntary waivers, if any	2.37% A	2.50%	2.50%	2.69%	2.74%	2.25%
Expenses net of all reductions	2.37% A	2.50%	2.50%	2.68%	2.71%	2.23%
Net investment income (loss)	(1.26)% A	(1.64)%	(1.51)%	(2.02)%	(1.97)%	(1.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,158	$ 18,218	$ 14,761	$ 10,229	$ 13,523	$ 31,334
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.52	$ 8.61	$ 10.13	$ 17.58	$ 18.93
Income from Investment Operations
Net investment income (loss) E	(.08)	(.19)	(.14)	(.20)	(.24)	(.31)
Net realized and unrealized gain (loss)	1.14	.93	3.05	(1.32)	(6.10)	(.73)
Total from investment operations	1.06	.74	2.91	(1.52)	(6.34)	(1.04)
Distributions from net investment income	-	-	-	-	(1.11)	(.03)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.11)	(.31)
Redemption fees added to paid in capital E	.01	.02	-	-	-	-
Net asset value, end of period	$ 13.35	$ 12.28	$ 11.52	$ 8.61	$ 10.13	$ 17.58
Total Return B, C, D	8.71%	6.60%	33.80%	(15.00)%	(38.27)%	(5.72)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.36% A	2.44%	2.82%	2.72%	2.59%	2.16%
Expenses net of voluntary waivers, if any	2.35% A	2.44%	2.50%	2.67%	2.59%	2.16%
Expenses net of all reductions	2.35% A	2.44%	2.49%	2.67%	2.55%	2.15%
Net investment income (loss)	(1.24)% A	(1.58)%	(1.51)%	(2.00)%	(1.81)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,152	$ 21,564	$ 10,374	$ 6,497	$ 8,170	$ 25,481
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.91	$ 8.82	$ 10.25	$ 17.88	$ 19.09
Income from Investment Operations
Net investment income (loss) D	(.01)	(.06)	(.05)	(.08)	(.10)	(.09)
Net realized and unrealized gain (loss)	1.20	.96	3.14	(1.35)	(6.16)	(.77)
Total from investment operations	1.19	.90	3.09	(1.43)	(6.26)	(.86)
Distributions from net investment income	-	-	-	-	(1.37)	(.04)
Distributions in excess of net investment income	-	-	-	-	-	(.09)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.37)	(.35)
Redemption fees added to paid in capital D	.01	.02	-	-	-	-
Net asset value, end of period	$ 14.03	$ 12.83	$ 11.91	$ 8.82	$ 10.25	$ 17.88
Total Return B, C	9.35%	7.72%	35.03%	(13.95)%	(37.64)%	(4.75)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.27% A	1.36%	1.67%	1.52%	1.48%	1.13%
Expenses net of voluntary waivers, if any	1.27% A	1.36%	1.50%	1.51%	1.48%	1.13%
Expenses net of all reductions	1.27% A	1.36%	1.49%	1.51%	1.44%	1.11%
Net investment income (loss)	(.17)% A	(.50)%	(.51)%	(.84)%	(.70)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,965	$ 3,919	$ 3,905	$ 5,612	$ 795	$ 2,746
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,481,920
Unrealized depreciation	(3,614,314)
Net unrealized appreciation (depreciation)	$ 4,867,606
Cost for federal income tax purposes	$ 72,220,122

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $38,964,279 and $42,836,795, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 23,452	$ 280
Class T	.25%	.25%	32,762	296
Class B	.75%	.25%	92,560	69,713
Class C	.75%	.25%	114,731	50,433
			$ 263,505	$ 120,722

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,162
Class T	2,263
Class B *	43,309
Class C *	3,931
$ 63,665

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 33,737	.36 *
Class T	29,589	.45 *
Class B	38,101	.41 *
Class C	28,825	.25 *
Institutional Class	3,650	.16 *
	$ 133,902

* Annualized

Accounting and Securities Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $18,622 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75% - 1.50% *	$ 8,836
Class T	2.00% - 1.75% *	12,601
Class B	2.50% - 2.25% *	14,066
Class C	2.50% - 2.25% *	1,240
Institutional Class	1.50% - 1.25% *	-
		$ 36,743

* Expense limitation in effect at period end.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expense by $315.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	405,465	2,153,586	$ 5,566,973	$ 28,186,518
Shares redeemed	(618,140)	(1,477,090)	(8,358,574)	(18,736,827)
Net increase (decrease)	(212,675)	676,496	$ (2,791,601)	$ 9,449,691
Class T
Shares sold	209,676	593,692	$ 2,800,155	$ 7,826,011
Shares redeemed	(163,418)	(686,792)	(2,206,003)	(8,546,610)
Net increase (decrease)	46,258	(93,100)	$ 594,152	$ (720,599)
Class B
Shares sold	123,406	565,247	$ 1,611,344	$ 7,156,870
Shares redeemed	(322,912)	(361,283)	(4,195,099)	(4,393,797)
Net increase (decrease)	(199,506)	203,964	$ (2,583,755)	$ 2,763,073
Class C
Shares sold	377,801	1,188,114	$ 4,979,368	$ 15,297,584
Shares redeemed	(399,809)	(332,125)	(5,184,709)	(4,109,703)
Net increase (decrease)	(22,008)	855,989	$ (205,341)	$ 11,187,881
Institutional Class
Shares sold	90,164	172,730	$ 1,257,536	$ 2,327,308
Shares redeemed	(41,606)	(195,170)	(575,116)	(2,463,608)
Net increase (decrease)	48,558	(22,440)	$ 682,420	$ (136,300)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAF-USAN-0605
1.784892.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,091.00	$ 8.40* *
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10* *
Class T
Actual	$ 1,000.00	$ 1,089.50	$ 9.69* *
HypotheticalA	$ 1,000.00	$ 1,015.52	$ 9.35* *
Class B
Actual	$ 1,000.00	$ 1,086.80	$ 12.26* *
HypotheticalA	$ 1,000.00	$ 1,013.04	$ 11.83* *
Class C
Actual	$ 1,000.00	$ 1,087.10	$ 12.16* *
HypotheticalA	$ 1,000.00	$ 1,013.14	$ 11.73* *
Institutional Class
Actual	$ 1,000.00	$ 1,093.50	$ 6.59* *
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.36* *

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.62% * *
Class T	1.87% * *
Class B	2.37% * *
Class C	2.35% * *
Institutional Class	1.27% * *

* * If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 7.78
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 9.07
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 11.65
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 11.65
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.49
HypotheticalA		$ 6.26

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp.	3.3	3.9
Nippon Electric Glass Co. Ltd.	2.7	2.5
Intelligent Wave, Inc.	2.1	1.1
Stanley Electric Co. Ltd.	1.8	1.2
Hamakyorex Co. Ltd.	1.8	1.5
Teijin Ltd.	1.7	0.6
Sumitomo Mitsui Financial Group, Inc.	1.6	1.6
Opt, Inc.	1.5	0.0
SFCG Co. Ltd.	1.3	2.2
Commuture Corp.	1.3	1.3
	19.1
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	30.6	31.3
Information Technology	17.9	19.6
Industrials	16.7	13.9
Financials	15.3	17.7
Materials	9.0	8.7
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 98.9%	Stocks 97.8%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 2.2%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 30.6%
Auto Components - 7.2%
Aisin Seiki Co. Ltd.	33,400	$ 726,295
Bridgestone Corp.	46,000	884,025
Exedy Corp.	21,900	366,775
Musashi Seimitsu Industry Co. Ltd.	21,600	550,043
NOK Corp.	26,500	693,777
Stanley Electric Co. Ltd.	85,000	1,381,402
Sumitomo Rubber Industries Ltd.	85,000	828,517
		5,430,834
Automobiles - 3.9%
Honda Motor Co. Ltd.	9,200	443,440
Toyota Motor Corp.	67,500	2,453,962
		2,897,402
Distributors - 0.8%
Crymson Co. Ltd.	87	187,525
Doshisha Co. Ltd.	11,800	393,896
		581,421
Hotels, Restaurants & Leisure - 0.6%
H.I.S. Co. Ltd.	17,800	408,288
Household Durables - 4.8%
Alpine Electronics, Inc. (d)	23,000	330,138
Casio Computer Co. Ltd.	30,000	411,159
Chitaly Holdings Ltd.	150,000	136,623
D&M Holdings, Inc. (a)	100,000	227,945
Sanko Soflan Co., Inc.	64,000	418,732
Sharp Corp.	31,000	484,292
Sony Corp.	21,400	785,594
Sumitomo Forestry Co. Ltd.	64,000	581,707
Tenma Corp.	11,900	237,773
		3,613,963
Leisure Equipment & Products - 3.9%
Aruze Corp.	33,500	747,639
KOEI Co. Ltd.	8,600	227,201
Mars Engineering Corp.	16,500	535,050
Sankyo Co. Ltd. (Gunma)	9,900	490,043
Sega Sammy Holdings, Inc. (a)	15,800	929,766
		2,929,699
Media - 5.5%
Bandai Visual Co. Ltd.	191	653,972
Cyber Agent Ltd.	200	808,774
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Opt, Inc. (a)	51	$ 1,152,790
Oricon, Inc.	221	343,567
Oricon, Inc. New	159	247,182
Usen Corp. (a)	9,220	266,443
ValueClick Japan, Inc. (a)	8,836	436,533
Yedang Entertainment Co. Ltd. (a)	22,297	224,736
		4,133,997
Multiline Retail - 0.5%
Don Quijote Co. Ltd.	5,500	335,718
Thanks Japan Corp.	9,200	52,822
		388,540
Specialty Retail - 3.4%
Hikari Tsushin, Inc.	11,900	761,555
Honeys Co. Ltd.	6,100	217,587
Mac House Co. Ltd.	12,900	244,220
Point, Inc. (a)	4,700	180,649
USS Co. Ltd.	5,290	420,274
Xebio Co. Ltd.	12,300	370,701
Yamada Denki Co. Ltd.	7,200	346,094
		2,541,080
TOTAL CONSUMER DISCRETIONARY		22,925,224
CONSUMER STAPLES - 3.7%
Beverages - 1.4%
Asahi Breweries Ltd.	24,000	306,037
Kirin Beverage Corp.	16,700	431,636
Takara Holdings, Inc.	52,000	333,772
		1,071,445
Food & Staples Retailing - 0.9%
Create SD Co. Ltd.	6,300	333,476
Kura Corp. Ltd.	75	306,152
		639,628
Food Products - 1.0%
Hokuto Corp.	8,800	165,173
Kibun Food Chemifa Co. Ltd.	14,700	355,408
Warabeya Nichiyo Co. Ltd.	11,700	241,588
		762,169
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.4%
Fancl Corp.	6,700	$ 268,383
TOTAL CONSUMER STAPLES		2,741,625
ENERGY - 3.0%
Oil & Gas - 3.0%
AOC Holdings, Inc. (a)	21,400	305,539
Cosmo Oil Co. Ltd.	186,000	619,113
Japan Petroleum Exploration Co. Ltd.	6,600	270,672
Kanto Natural Gas Development	47,000	319,609
Nippon Mining Holdings, Inc.	113,000	687,592
		2,202,525
FINANCIALS - 15.3%
Capital Markets - 1.0%
Monex Beans Holdings, Inc. (a)	200	251,788
Nikko Cordial Corp.	103,000	481,354
		733,142
Commercial Banks - 6.8%
Hokuhoku Financial Group, Inc.	286,000	812,856
Juroku Bank Ltd.	44,000	234,583
Mitsui Trust Holdings, Inc.	75,000	745,350
Mizuho Financial Group, Inc.	180	846,352
Nishi-Nippon City Bank Ltd.	94,000	372,055
Sumitomo Mitsui Financial Group, Inc.	189	1,222,146
The Keiyo Bank Ltd.	52,000	263,348
Tokyo Tomin Bank Ltd.	21,400	618,426
		5,115,116
Consumer Finance - 5.7%
Credit Saison Co. Ltd.	19,200	657,396
Finance All Corp.	232	289,862
Lopro Corp. (d)	75,100	612,403
Nippon Shinpan Co. Ltd. (a)	78,000	360,057
Nissin Co. Ltd.	335,040	757,315
ORIX Corp.	4,500	613,305
SFCG Co. Ltd.	3,870	995,828
		4,286,166
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 1.8%
Millea Holdings, Inc.	31	$ 422,794
T&D Holdings, Inc.	18,900	933,734
		1,356,528
Real Estate - 0.0%
Japan Logistics Fund, Inc. (a)	2	10,491
TOTAL FINANCIALS		11,501,443
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 1.0%
Fujirebio, Inc.	29,000	474,621
Hogy Medical Co.	7,000	321,793
		796,414
Pharmaceuticals - 1.1%
Astellas Pharma, Inc.	22,100	800,954
TOTAL HEALTH CARE		1,597,368
INDUSTRIALS - 16.7%
Air Freight & Logistics - 0.8%
Yamato Transport Co. Ltd.	48,000	634,964
Building Products - 1.3%
Central Glass Co. Ltd.	64,000	440,095
Daikin Industries Ltd.	15,300	382,318
Sankyo-Tateyama Holdings, Inc.	58,000	170,377
		992,790
Commercial Services & Supplies - 2.3%
Backs Group, Inc.	91	283,805
Fullcast Co. Ltd.	134	320,782
Riso Kyoiku Co. Ltd. (d)	1,103	116,244
Riso Kyoiku Co. Ltd. New (d)	6,100	656,252
Teraoka Seisakusho Co. Ltd.	37,500	339,771
		1,716,854
Construction & Engineering - 1.7%
Chiyoda Corp.	26,000	292,608
Commuture Corp.	110,000	959,943
		1,252,551
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.9%
Furukawa Electric Co. Ltd. (a)	67,000	$ 296,500
Sumitomo Electric Industries Ltd.	39,000	407,668
		704,168
Machinery - 4.4%
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	300,000	492,132
Kitz Corp.	105,000	544,778
Mitsui Engineering & Shipbuilding Co.	379,000	820,534
Nihon Trim Co. Ltd.	2,750	179,399
Nittoku Engineering Co. Ltd.	51,000	519,972
Sasebo Heavy Industries Co. Ltd. (a)	174,000	380,029
SFA Engineering Corp.	16,000	372,279
		3,309,123
Road & Rail - 3.0%
East Japan Railway Co.	172	895,680
Hamakyorex Co. Ltd. (d)	34,100	1,336,681
		2,232,361
Trading Companies & Distributors - 1.9%
BSL Corp.	173,000	415,794
BSL Corp. warrants 12/15/05 (a)	17,300	5,280
Mitsubishi Corp.	36,200	496,477
Mitsui & Co. Ltd.	53,000	503,968
		1,421,519
Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	36,000	281,545
TOTAL INDUSTRIALS		12,545,875
INFORMATION TECHNOLOGY - 17.9%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	110,000	606,390
Electronic Equipment & Instruments - 6.3%
Forval Corp.	21,500	254,268
Geomatec Co. Ltd.	13,200	265,637
Hoya Corp.	6,000	627,754
Kingboard Chemical Holdings Ltd.	58,500	174,107
Nidec Corp.	4,200	493,906
Nippon Chemi-con Corp.	46,000	261,478
Nippon Electric Glass Co. Ltd.	125,000	1,993,324
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Phoenix PDE Co. Ltd.	55,140	$ 358,899
Tokyo Cathode Laborator Co. Ltd.	18,500	329,065
		4,758,438
Internet Software & Services - 3.1%
Dip Corp.	100	293,753
livedoor Co. Ltd. (a)(d)	123,000	376,567
Softbank Corp.	21,700	873,381
Telewave, Inc. (d)	38	174,325
Telewave, Inc. New (d)	114	500,143
Yahoo! Japan Corp. New	61	137,301
		2,355,470
IT Services - 1.3%
Otsuka Corp.	700	53,143
Software Research Association (SRA)	9,100	231,731
TIS, Inc.	18,200	659,609
		944,483
Office Electronics - 1.7%
Canon, Inc.	9,600	499,584
Konica Minolta Holdings, Inc.	44,500	429,509
Ricoh Co. Ltd.	22,000	351,245
		1,280,338
Semiconductors & Semiconductor Equipment - 1.6%
Core Logic, Inc.	6,500	230,117
Nihon Inter Electronics Corp.	36,000	267,811
Rohm Co. Ltd.	1,900	179,218
Sanken Electric Co. Ltd.	39,000	528,555
		1,205,701
Software - 3.1%
Intelligent Wave, Inc.	752	1,599,390
Nihon Falcom Corp.	113	479,590
Square Enix Co. Ltd.	6,500	218,216
		2,297,196
TOTAL INFORMATION TECHNOLOGY		13,448,016
MATERIALS - 9.0%
Chemicals - 8.0%
Ise Chemical Corp.	196,000	953,362
JSR Corp.	29,000	586,361
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Kaneka Corp.	30,000	$ 326,752
Nihon Micro Coating Co. Ltd. (a)	28,000	381,078
Nissan Chemical Industries Co. Ltd.	32,000	278,035
Nitto Denko Corp.	17,300	945,436
Osaka Organic Chemical Industry Ltd.	51,800	454,516
Soken Chemical & Engineer Co. Ltd.	38,300	767,096
Teijin Ltd.	285,000	1,291,130
		5,983,766
Construction Materials - 0.5%
Sumitomo Osaka Cement Co. Ltd.	138,000	350,100
Containers & Packaging - 0.1%
Fuji Seal International, Inc.	1,780	56,532
Metals & Mining - 0.4%
Sumitomo Metal Mining Co. Ltd.	49,000	344,425
TOTAL MATERIALS		6,734,823
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Mobilephone Telecommunications International Ltd. (d)	316	473,171
TOTAL COMMON STOCKS (Cost $68,691,917)		74,170,070
Money Market Funds - 3.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b)	126,034	$ 126,034
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	2,791,624	2,791,624
TOTAL MONEY MARKET FUNDS (Cost $2,917,658)		2,917,658
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $71,609,575)		77,087,728
NET OTHER ASSETS - (2.8)%		(2,074,640)
NET ASSETS - 100%		$ 75,013,088
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $25,241,784 of which $15,257,888 and $9,983,896 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,671,498) (cost $71,609,575) - See accompanying schedule		$ 77,087,728
Foreign currency held at value (cost $4,958)		5,521
Receivable for investments sold		1,332,607
Receivable for fund shares sold		203,645
Dividends receivable		345,798
Interest receivable		292
Prepaid expenses		226
Receivable from investment adviser for expense reductions		8,063
Other affiliated receivables		21
Other receivables		8,825
Total assets		78,992,726

Liabilities
Payable for investments purchased	$ 846,066
Payable for fund shares redeemed	147,368
Accrued management fee	46,018
Distribution fees payable	43,038
Other affiliated payables	24,964
Other payables and accrued expenses	80,560
Collateral on securities loaned, at value	2,791,624
Total liabilities		3,979,638

Net Assets		$ 75,013,088
Net Assets consist of:
Paid in capital		$ 93,083,300
Accumulated net investment loss		(1,008,014)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,547,725)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,485,527
Net Assets		$ 75,013,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,580,955 ÷ 1,202,137 shares)	$ 13.79

Maximum offering price per share (100/94.25 of $13.79)	$ 14.63
Class T: Net Asset Value and redemption price per share ($13,156,909 ÷ 965,207 shares)	$ 13.63

Maximum offering price per share (100/96.50 of $13.63)	$ 14.12
Class B: Net Asset Value and offering price per share ($17,158,164 ÷ 1,292,621 shares)A	$ 13.27

Class C: Net Asset Value and offering price per share ($23,152,240 ÷ 1,734,554 shares)A	$ 13.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,964,820 ÷ 353,956 shares)	$ 14.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 411,710
Interest		4,204
Security lending		40,916
		456,830
Less foreign taxes withheld		(28,632)
Total income		428,198

Expenses
Management fee	$ 281,038
Transfer agent fees	133,902
Distribution fees	263,505
Accounting and security lending fees	28,890
Independent trustees' compensation	192
Custodian fees and expenses	51,511
Registration fees	45,870
Audit	20,673
Legal	691
Miscellaneous	1,335
Total expenses before reductions	827,607
Expense reductions	(37,058)	790,549
Net investment income (loss)		(362,351)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,269,201
Foreign currency transactions	(3,731)
Total net realized gain (loss)		3,265,470
Change in net unrealized appreciation (depreciation) on: Investment securities	3,304,309
Assets and liabilities in foreign currencies	(283)
Total change in net unrealized appreciation (depreciation)		3,304,026
Net gain (loss)		6,569,496
Net increase (decrease) in net assets resulting from operations		$ 6,207,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (362,351)	$ (818,124)
Net realized gain (loss)	3,265,470	4,854,592
Change in net unrealized appreciation (depreciation)	3,304,026	(3,148,734)
Net increase (decrease) in net assets resulting from operations	6,207,145	887,734
Share transactions - net increase (decrease)	(4,304,125)	22,543,746
Redemption fees	32,625	88,428
Total increase (decrease) in net assets	1,935,645	23,519,908

Net Assets
Beginning of period	73,077,443	49,557,535
End of period (including accumulated net investment loss of $1,008,014 and accumulated net investment loss of $645,663, respectively)	$ 75,013,088	$ 73,077,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 11.78	$ 8.74	$ 10.18	$ 17.78	$ 19.04
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.07)	(.13)	(.15)	(.16)
Net realized and unrealized gain (loss)	1.18	.95	3.11	(1.31)	(6.13)	(.76)
Total from investment operations	1.14	.84	3.04	(1.44)	(6.28)	(.92)
Distributions from net investment income	-	-	-	-	(1.32)	(.04)
Distributions in excess of net investment income	-	-	-	-	-	(.08)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.32)	(.34)
Redemption fees added to paid in capital E	.01	.02	-	-	-	-
Net asset value, end of period	$ 13.79	$ 12.64	$ 11.78	$ 8.74	$ 10.18	$ 17.78
Total Return B, C, D	9.10%	7.30%	34.78%	(14.15)%	(37.89)%	(5.07)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.72% A	1.80%	2.20%	2.13%	1.88%	1.44%
Expenses net of voluntary waivers, if any	1.62% A	1.75%	1.75%	1.94%	1.88%	1.44%
Expenses net of all reductions	1.62% A	1.75%	1.75%	1.94%	1.84%	1.42%
Net investment income (loss)	(.52)% A	(.89)%	(.76)%	(1.27)%	(1.10)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,581	$ 17,884	$ 8,695	$ 3,380	$ 4,204	$ 18,657
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.68	$ 8.69	$ 10.17	$ 17.72	$ 19.01
Income from Investment Operations
Net investment income (loss) E	(.05)	(.14)	(.09)	(.15)	(.20)	(.21)
Net realized and unrealized gain (loss)	1.16	.95	3.08	(1.33)	(6.14)	(.75)
Total from investment operations	1.11	.81	2.99	(1.48)	(6.34)	(.96)
Distributions from net investment income	-	-	-	-	(1.21)	(.03)
Distributions in excess of net investment income	-	-	-	-	-	(.08)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.21)	(.33)
Redemption fees added to paid in capital E	.01	.02	-	-	-	-
Net asset value, end of period	$ 13.63	$ 12.51	$ 11.68	$ 8.69	$ 10.17	$ 17.72
Total Return B, C, D	8.95%	7.11%	34.41%	(14.55)%	(38.16)%	(5.29)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	2.19%	2.57%	2.45%	2.25%	1.71%
Expenses net of voluntary waivers, if any	1.87% A	2.00%	2.00%	2.19%	2.25%	1.71%
Expenses net of all reductions	1.87% A	2.00%	2.00%	2.18%	2.21%	1.69%
Net investment income (loss)	(.76)% A	(1.14)%	(1.01)%	(1.52)%	(1.48)%	(1.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,157	$ 11,493	$ 11,823	$ 7,731	$ 10,363	$ 29,840
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 11.46	$ 8.57	$ 10.07	$ 17.55	$ 18.92
Income from Investment Operations
Net investment income (loss) E	(.08)	(.20)	(.14)	(.20)	(.26)	(.32)
Net realized and unrealized gain (loss)	1.13	.93	3.03	(1.30)	(6.09)	(.74)
Total from investment operations	1.05	.73	2.89	(1.50)	(6.35)	(1.06)
Distributions from net investment income	-	-	-	-	(1.13)	(.03)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.13)	(.31)
Redemption fees added to paid in capital E	.01	.02	-	-	-	-
Net asset value, end of period	$ 13.27	$ 12.21	$ 11.46	$ 8.57	$ 10.07	$ 17.55
Total Return B, C, D	8.68%	6.54%	33.72%	(14.90)%	(38.44)%	(5.83)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.52% A	2.62%	3.03%	2.90%	2.74%	2.25%
Expenses net of voluntary waivers, if any	2.37% A	2.50%	2.50%	2.69%	2.74%	2.25%
Expenses net of all reductions	2.37% A	2.50%	2.50%	2.68%	2.71%	2.23%
Net investment income (loss)	(1.26)% A	(1.64)%	(1.51)%	(2.02)%	(1.97)%	(1.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,158	$ 18,218	$ 14,761	$ 10,229	$ 13,523	$ 31,334
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.52	$ 8.61	$ 10.13	$ 17.58	$ 18.93
Income from Investment Operations
Net investment income (loss) E	(.08)	(.19)	(.14)	(.20)	(.24)	(.31)
Net realized and unrealized gain (loss)	1.14	.93	3.05	(1.32)	(6.10)	(.73)
Total from investment operations	1.06	.74	2.91	(1.52)	(6.34)	(1.04)
Distributions from net investment income	-	-	-	-	(1.11)	(.03)
Distributions in excess of net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.11)	(.31)
Redemption fees added to paid in capital E	.01	.02	-	-	-	-
Net asset value, end of period	$ 13.35	$ 12.28	$ 11.52	$ 8.61	$ 10.13	$ 17.58
Total Return B, C, D	8.71%	6.60%	33.80%	(15.00)%	(38.27)%	(5.72)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.36% A	2.44%	2.82%	2.72%	2.59%	2.16%
Expenses net of voluntary waivers, if any	2.35% A	2.44%	2.50%	2.67%	2.59%	2.16%
Expenses net of all reductions	2.35% A	2.44%	2.49%	2.67%	2.55%	2.15%
Net investment income (loss)	(1.24)% A	(1.58)%	(1.51)%	(2.00)%	(1.81)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,152	$ 21,564	$ 10,374	$ 6,497	$ 8,170	$ 25,481
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.91	$ 8.82	$ 10.25	$ 17.88	$ 19.09
Income from Investment Operations
Net investment income (loss) D	(.01)	(.06)	(.05)	(.08)	(.10)	(.09)
Net realized and unrealized gain (loss)	1.20	.96	3.14	(1.35)	(6.16)	(.77)
Total from investment operations	1.19	.90	3.09	(1.43)	(6.26)	(.86)
Distributions from net investment income	-	-	-	-	(1.37)	(.04)
Distributions in excess of net investment income	-	-	-	-	-	(.09)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	-	-	-	-	(1.37)	(.35)
Redemption fees added to paid in capital D	.01	.02	-	-	-	-
Net asset value, end of period	$ 14.03	$ 12.83	$ 11.91	$ 8.82	$ 10.25	$ 17.88
Total Return B, C	9.35%	7.72%	35.03%	(13.95)%	(37.64)%	(4.75)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.27% A	1.36%	1.67%	1.52%	1.48%	1.13%
Expenses net of voluntary waivers, if any	1.27% A	1.36%	1.50%	1.51%	1.48%	1.13%
Expenses net of all reductions	1.27% A	1.36%	1.49%	1.51%	1.44%	1.11%
Net investment income (loss)	(.17)% A	(.50)%	(.51)%	(.84)%	(.70)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,965	$ 3,919	$ 3,905	$ 5,612	$ 795	$ 2,746
Portfolio turnover rate	101% A	83%	99%	128%	123%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,481,920
Unrealized depreciation	(3,614,314)
Net unrealized appreciation (depreciation)	$ 4,867,606
Cost for federal income tax purposes	$ 72,220,122

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $38,964,279 and $42,836,795, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 23,452	$ 280
Class T	.25%	.25%	32,762	296
Class B	.75%	.25%	92,560	69,713
Class C	.75%	.25%	114,731	50,433
			$ 263,505	$ 120,722

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,162
Class T	2,263
Class B *	43,309
Class C *	3,931
$ 63,665

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 33,737	.36 *
Class T	29,589	.45 *
Class B	38,101	.41 *
Class C	28,825	.25 *
Institutional Class	3,650	.16 *
	$ 133,902

* Annualized

Accounting and Securities Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $18,622 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75% - 1.50% *	$ 8,836
Class T	2.00% - 1.75% *	12,601
Class B	2.50% - 2.25% *	14,066
Class C	2.50% - 2.25% *	1,240
Institutional Class	1.50% - 1.25% *	-
		$ 36,743

* Expense limitation in effect at period end.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expense by $315.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	405,465	2,153,586	$ 5,566,973	$ 28,186,518
Shares redeemed	(618,140)	(1,477,090)	(8,358,574)	(18,736,827)
Net increase (decrease)	(212,675)	676,496	$ (2,791,601)	$ 9,449,691
Class T
Shares sold	209,676	593,692	$ 2,800,155	$ 7,826,011
Shares redeemed	(163,418)	(686,792)	(2,206,003)	(8,546,610)
Net increase (decrease)	46,258	(93,100)	$ 594,152	$ (720,599)
Class B
Shares sold	123,406	565,247	$ 1,611,344	$ 7,156,870
Shares redeemed	(322,912)	(361,283)	(4,195,099)	(4,393,797)
Net increase (decrease)	(199,506)	203,964	$ (2,583,755)	$ 2,763,073
Class C
Shares sold	377,801	1,188,114	$ 4,979,368	$ 15,297,584
Shares redeemed	(399,809)	(332,125)	(5,184,709)	(4,109,703)
Net increase (decrease)	(22,008)	855,989	$ (205,341)	$ 11,187,881
Institutional Class
Shares sold	90,164	172,730	$ 1,257,536	$ 2,327,308
Shares redeemed	(41,606)	(195,170)	(575,116)	(2,463,608)
Net increase (decrease)	48,558	(22,440)	$ 682,420	$ (136,300)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAFI-USAN-0605
1.784893.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Korea
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period * November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,218.80	$ 9.79 **
Hypothetical A	$ 1,000.00	$ 1,015.97	$ 8.90 **
Class T
Actual	$ 1,000.00	$ 1,217.30	$ 11.05 **
Hypothetical A	$ 1,000.00	$ 1,014.83	$ 10.04 **
Class B
Actual	$ 1,000.00	$ 1,214.20	$ 13.83 **
HypotheticalA	$ 1,000.00	$ 1,012.30	$ 12.57 **
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period * November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,215.10	$ 13.68 **
Hypothetical A	$ 1,000.00	$ 1,012.45	$ 12.42 **
Institutional Class
Actual	$ 1,000.00	$ 1,220.60	$ 8.26 **
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.78% **
Class T	2.01% **
Class B	2.52% **
Class C	2.49% **
Institutional Class	1.50% **

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.60%
Actual		$ 8.81
Hypothetical A		$ 8.00
Class T	1.85%
Actual		$ 10.17
Hypothetical A		$ 9.25
Class B	2.35%
Actual		$ 12.91
HypotheticalA		$ 11.73
Class C	2.35%
Actual		$ 12.91
Hypothetical A		$ 11.73
Institutional Class	1.35%
Actual		$ 7.44
Hypothetical A		$ 6.76

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	12.3	16.3
LG Electronics, Inc.	7.4	5.1
LG.Philips LCD Co. Ltd.	4.6	1.5
POSCO	4.5	3.8
Shinhan Financial Group Co. Ltd.	4.3	6.6
LG Corp.	3.8	1.5
Hyundai Motor Co.	3.6	4.9
Kookmin Bank	3.5	5.9
Hyundai Mobis	3.2	0.7
Hana Bank	3.2	5.1
	50.4
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.0	24.7
Consumer Discretionary	19.9	18.0
Financials	16.8	22.1
Industrials	10.7	5.4
Consumer Staples	8.1	9.1
Telecommunication Services	7.3	4.2
Materials	4.5	7.0
Energy	4.1	9.8
Utilities	2.0	1.5
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 98.4%	Stocks 101.8%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets * (1.8)%
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 4.5%
Hankook Tire Co. Ltd.	$ 27,420	$ 277,747
Hyundai Mobis	$ 10,490	682,781
		960,528
Automobiles - 5.4%
Hyundai Motor Co.	$ 14,190	767,065
Kia Motors Corp.	$ 30,480	377,523
		1,144,588
Household Durables - 7.4%
LG Electronics, Inc.	$ 23,420	1,561,959
Internet & Catalog Retail - 1.5%
CJ Home Shopping	$ 4,127	321,600
Multiline Retail - 1.1%
Hyundai Department Store Co. Ltd.	$ 5,250	230,355
TOTAL CONSUMER DISCRETIONARY		4,219,030
CONSUMER STAPLES - 8.1%
Beverages - 1.5%
Lotte Chilsung Beverage Co. Ltd.	$ 320	316,438
Food & Staples Retailing - 2.8%
Shinsegae Co. Ltd.	$ 1,910	609,146
Food Products - 3.0%
Binggrea Co. Ltd.	$ 3,570	139,635
Nong Shim Co. Ltd.	$ 1,606	491,254
		630,889
Personal Products - 0.8%
AmorePacific Corp.	$ 690	170,926
TOTAL CONSUMER STAPLES		1,727,399
ENERGY - 4.1%
Oil & Gas - 4.1%
GS Holdings Corp.	$ 10,150	241,255
S-Oil Corp.	$ 6,370	442,086
SK Corp.	$ 3,440	191,475
		874,816
FINANCIALS - 16.8%
Commercial Banks - 13.6%
Hana Bank	$ 26,610	669,853
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Kookmin Bank	$ 17,580	$ 740,507
Pusan Bank	$ 28,290	218,466
Shinhan Financial Group Co. Ltd.	$ 35,522	917,351
Woori Finance Holdings Co. Ltd.	$ 37,860	345,908
		2,892,085
Consumer Finance - 1.4%
LG Card Co. Ltd. (a)	$ 10,710	295,381
Insurance - 1.8%
Samsung Fire & Marine Insurance Co. Ltd.	$ 5,410	369,492
TOTAL FINANCIALS		3,556,958
INDUSTRIALS - 10.7%
Commercial Services & Supplies - 1.2%
INSUN ENT Co. Ltd.	$ 14,575	261,651
Construction & Engineering - 1.6%
LG Engineering & Construction Co. Ltd.	$ 11,390	342,123
Industrial Conglomerates - 3.8%
LG Corp.	$ 35,260	813,338
Machinery - 1.6%
SFA Engineering Corp.	$ 14,590	339,472
Marine - 2.5%
Hanjin Shipping Co. Ltd.	$ 17,450	477,770
Hyundai Merchant Marine Co. Ltd. (a)	$ 2,600	41,851
		519,621
TOTAL INDUSTRIALS		2,276,205
INFORMATION TECHNOLOGY - 25.0%
Electronic Equipment & Instruments - 9.3%
Amotech Co. Ltd.	$ 14,900	136,283
Dae Duck Electronics Co. Ltd.	$ 14,420	115,695
INTOPS Co. Ltd.	$ 9,320	197,691
Jahwa Electronics Co. Ltd.	$ 27,100	228,302
LG.Philips LCD Co. Ltd.	$ 13,940	645,901
LG.Philips LCD Co. Ltd. ADR	$ 13,900	321,785
Samsung SDI Co. Ltd.	$ 3,360	328,216
		1,973,873
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.0%
YBM Sisa.com, Inc.	$ 23,050	$ 208,053
Semiconductors & Semiconductor Equipment - 13.4%
Core Logic, Inc.	$ 6,677	236,384
Samsung Electronics Co. Ltd.	$ 5,740	2,602,028
		2,838,412
Software - 1.3%
NCsoft Corp. (a)	$ 3,650	280,403
TOTAL INFORMATION TECHNOLOGY		5,300,741
MATERIALS - 4.5%
Metals & Mining - 4.5%
POSCO	$ 5,300	954,117
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 2.3%
KT Corp.	$ 8,070	307,552
Lightron Fiber-Optic Devices, Inc. (a)	$ 21,416	172,900
		480,452
Wireless Telecommunication Services - 5.0%
KT Freetel Co. Ltd.	$ 18,370	420,975
SK Telecom Co. Ltd.	$ 3,910	641,144
		1,062,119
TOTAL TELECOMMUNICATION SERVICES		1,542,571
UTILITIES - 2.0%
Electric Utilities - 0.5%
Korea Electric Power Corp.	$ 4,000	115,936
Gas Utilities - 1.5%
Korea Gas Corp.	$ 11,140	311,151
TOTAL UTILITIES		427,087
TOTAL COMMON STOCKS (Cost $15,989,792)		20,878,924
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 2.84% (b) (Cost $446,285)	$ 446,285	446,285
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $39,000)	$ 39,009	$ 39,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $16,475,077)		21,364,209
NET OTHER ASSETS - (0.7)%		(140,960)
NET ASSETS - 100%		$ 21,223,249
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $11,712,476 of which $10,198,363 and $1,514,113 will expire on October 31, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $39,000) (cost $16,475,077) - See accompanying schedule		$ 21,364,209
Cash		817
Receivable for fund shares sold		46,017
Dividends receivable		5,664
Interest receivable		2,230
Prepaid expenses		45
Receivable from investment adviser for expense reductions		8,849
Total assets		21,427,831

Liabilities
Payable for investments purchased	$ 31,835
Payable for fund shares redeemed	84,876
Accrued management fee	14,914
Distribution fees payable	7,877
Other affiliated payables	6,551
Other payables and accrued expenses	58,529
Total liabilities		204,582

Net Assets		$ 21,223,249
Net Assets consist of:
Paid in capital		$ 24,939,988
Undistributed net investment income		172,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,778,663)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,889,200
Net Assets		$ 21,223,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,755,291 ÷ 946,184 shares)	$ 14.54

Maximum offering price per share (100/94.25 of $14.54)	$ 15.43
Class T: Net Asset Value and redemption price per share ($2,123,755 ÷ 148,062 shares)	$ 14.34

Maximum offering price per share (100/96.50 of $14.34)	$ 14.86
Class B: Net Asset Value and offering price per share ($3,150,084 ÷ 225,068 shares)A	$ 14.00

Class C: Net Asset Value and offering price per share ($1,656,673 ÷ 118,281 shares) A	$ 14.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($537,446 ÷ 36,505 shares)	$ 14.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 425,648
Interest		6,518
		432,166
Less foreign taxes withheld		(70,232)
Total income		361,934

Expenses
Management fee	$ 80,112
Transfer agent fees	33,820
Distribution fees	40,928
Accounting fees and expenses	9,229
Independent trustees' compensation	46
Custodian fees and expenses	14,878
Registration fees	21,807
Audit	42,174
Legal	1,654
Miscellaneous	76
Total expenses before reductions	244,724
Expense reductions	(55,514)	189,210
Net investment income (loss)		172,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,010,224
Foreign currency transactions	(31,453)
Total net realized gain (loss)		2,978,771
Change in net unrealized appreciation (depreciation) on: Investment securities	216,204
Assets and liabilities in foreign currencies	356
Total change in net unrealized appreciation (depreciation)		216,560
Net gain (loss)		3,195,331
Net increase (decrease) in net assets resulting from operations		$ 3,368,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 172,724	$ (107,570)
Net realized gain (loss)	2,978,771	1,986,022
Change in net unrealized appreciation (depreciation)	216,560	(859,552)
Net increase (decrease) in net assets resulting from operations	3,368,055	1,018,900
Share transactions - net increase (decrease)	807,517	715,711
Redemption fees	8,491	10,827
Total increase (decrease) in net assets	4,184,063	1,745,438

Net Assets
Beginning of period	17,039,186	15,293,748
End of period (including undistributed net investment income of $172,724 and $0, respectively)	$ 21,223,249	$ 17,039,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 I	2000 G, H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.07	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78
Income from Invest- ment Operations
Net investment income (loss) E	.14	(.06)	.01	(.11)	-J	(.01)	(.09)
Net realized and unrealized gain (loss)	2.46	.91	2.01	2.46	(.69)	(1.62)	(1.97)
Total from investment operations	2.60	.85	2.02	2.35	(.69)	(1.63)	(2.06)
Redemption fees added to paid in capital E	.01	.01	-	-	.01	.02	.27
Net asset value, end of period	$ 14.54	$ 11.93	$ 11.07	$ 9.05	$ 6.70	$ 7.38	$ 8.99
Total Return B, C, D	21.88%	7.77%	22.32%	35.07%	(9.21)%	(17.91)%	(16.60)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.31% A	2.76%	2.85%	2.48%	3.31%	2.31% A	1.97%
Expenses net of voluntary waivers, if any	1.78% A	2.00%	2.00%	2.08%	2.10%	2.10% A	1.91%
Expenses net of all reductions	1.78% A	2.00%	2.00%	2.06%	2.08%	2.10% A	1.89%
Net investment income (loss)	.97% K	(.50)%	.12%	(1.10)%	(.04)%	(1.71)% A	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,755	$ 12,309	$ 12,187	$ 11,946	$ 11,747	$ 19,279	$ 25,017
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended September 30. H Prior to July 3, 2000, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. I One month ended October 31. J Amount represents less than $.01 per share. K Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.96	$ 8.99	$ 6.67	$ 7.37	$ 8.99	$ 12.58
Income from Invest- ment Operations
Net investment income (loss) E	.12	(.09)	(.01)	(.14)	(.02)	(.01)	(.03)
Net realized and unrealized gain (loss)	2.43	.90	1.98	2.46	(.69)	(1.62) H	(3.87) H
Total from investment operations	2.55	.81	1.97	2.32	(.71)	(1.63)	(3.90)
Redemption fees added to paid in capital E	.01	.01	-	-	.01	.01 H	.31 H
Net asset value, end of period	$ 14.34	$ 11.78	$ 10.96	$ 8.99	$ 6.67	$ 7.37	$ 8.99
Total Return B, C, D	21.73%	7.48%	21.91%	34.78%	(9.50)%	(18.02)%	(28.54)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.80% A	3.54%	3.74%	3.02%	4.22%	2.50% A	2.55% A
Expenses net of voluntary waivers, if any	2.01% A	2.25%	2.25%	2.33%	2.35%	2.35% A	2.35% A
Expenses net of all reductions	2.00% A	2.25%	2.25%	2.31%	2.33%	2.35% A	2.32% A
Net investment income (loss)	.85% J	(.75)%	(.13)%	(1.35)%	(.29)%	(1.96)% A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,124	$ 1,383	$ 1,223	$ 2,718	$ 343	$ 473	$ 108
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation I One month ended October 31. J Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.78	$ 8.88	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Invest- ment Operations
Net investment income (loss) E	.08	(.14)	(.06)	(.19)	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	2.38	.88	1.96	2.45	(.69)	(1.62) H	(3.89) H
Total from investment operations	2.46	.74	1.90	2.26	(.74)	(1.64)	(3.93)
Redemption fees added to paid in capital E	.01	.01	-	-	- J	.02 H	.33 H
Net asset value, end of period	$ 14.00	$ 11.53	$ 10.78	$ 8.88	$ 6.62	$ 7.36	$ 8.98
Total Return B, C, D	21.42%	6.96%	21.40%	34.14%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.13% A	3.63%	4.08%	3.48%	4.66%	2.96% A	3.03% A
Expenses net of voluntary waivers, if any	2.52% A	2.75%	2.75%	2.83%	2.85%	2.85% A	2.85% A
Expenses net of all reductions	2.51% A	2.75%	2.75%	2.81%	2.83%	2.85% A	2.83% A
Net investment income (loss)	.60% K	(1.25)%	(.63)%	(1.85)%	(.79)%	(2.45)% A	(1.67)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,150	$ 2,279	$ 1,175	$ 1,313	$ 282	$ 83	$ 80
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation I One month ended October 31. J Amount represents less than $.01 per share. K Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.79	$ 8.89	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Invest- ment Operations
Net investment income (loss) E	.08	(.14)	(.06)	(.19)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	2.39	.87	1.96	2.46	(.69)	(1.62) H	(3.89) H
Total from investment operations	2.47	.73	1.90	2.27	(.75)	(1.64)	(3.93)
Redemption fees added to paid in capital E	.01	.01	-	-	.01	.02 H	.33 H
Net asset value, end of period	$ 14.01	$ 11.53	$ 10.79	$ 8.89	$ 6.62	$ 7.36	$ 8.98
Total Return B, C, D	21.51%	6.86%	21.37%	34.29%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.12% A	3.63%	3.82%	3.35%	4.41%	2.91% A	3.01% A
Expenses net of voluntary waivers, if any	2.49% A	2.75%	2.75%	2.83%	2.85%	2.85% A	2.85% A
Expenses net of all reductions	2.49% A	2.75%	2.75%	2.81%	2.83%	2.85% A	2.82% A
Net investment income (loss)	.61% J	(1.25)%	(.63)%	(1.85)%	(.79)%	(2.46)% A	(1.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,657	$ 759	$ 531	$ 804	$ 127	$ 82	$ 90
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation I One month ended October 31. J Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 H	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 11.16	$ 9.11	$ 6.72	$ 7.39	$ 8.99	$ 12.58
Income from Invest- ment Operations
Net investment income (loss) D	.16	(.03)	.04	(.08)	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	2.49	.92	2.01	2.47	(.69)	(1.63) G	(3.67) G
Total from investment operations	2.65	.89	2.05	2.39	(.68)	(1.64)	(3.68)
Redemption fees added to paid in capital D	.01	.01	-	-	.01	.04 G	.09 G
Net asset value, end of period	$ 14.72	$ 12.06	$ 11.16	$ 9.11	$ 6.72	$ 7.39	$ 8.99
Total Return B, C	22.06%	8.06%	22.50%	35.57%	(9.07)%	(17.80)%	(28.54)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.97% A	2.74%	3.11%	2.22%	3.08%	1.77% A	2.54% A
Expenses net of voluntary waivers, if any	1.50% A	1.75%	1.75%	1.81%	1.85%	1.77% A	1.85% A
Expenses net of all reductions	1.49% A	1.75%	1.75%	1.80%	1.83%	1.77% A	1.84% A
Net investment income (loss)	1.11% I	(.25)%	.38%	(.84)%	.21%	(1.38)% A	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 537	$ 309	$ 177	$ 2,127	$ 53	$ 59	$ 71
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per share amounts have been reclassified to permit comparison with current year presentation H One month ended October 31. I Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,473,892
Unrealized depreciation	(615,239)
Net unrealized appreciation (depreciation)	$ 4,858,653
Cost for federal income tax purposes	$ 16,505,556

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $9,093,825 and $8,779,376, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 16,643	$ 4,615
Class T	.25%	.25%	4,546	53
Class B	.75%	.25%	14,016	10,561
Class C	.75%	.25%	5,723	2,680
			$ 40,928	$ 17,909

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,911
Class T	736
Class B*	1,244
Class C*	991
$ 6,882

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 20,024	.30*
Class T	5,357	.59*
Class B	5,470	.39*
Class C	2,407	.42*
Institutional Class	562	.28*
	$ 33,820

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,442 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00% - 1.60% *	$ 34,825
Class T	2.25% - 1.85% *	7,213
Class B	2.75% - 2.35% *	8,583
Class C	2.75% - 2.35% *	3,614
Institutional Class	1.75% - 1.35% *	960
		$ 55,195

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $319 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	139,258	243,925	$ 2,032,826	$ 2,838,470
Shares redeemed	(225,216)	(312,852)	(3,066,036)	(3,676,474)
Net increase (decrease)	(85,958)	(68,927)	$ (1,033,210)	$ (838,004)
Class T
Shares sold	58,453	94,135	$ 863,162	$ 1,118,099
Shares redeemed	(27,734)	(88,346)	(384,762)	(1,003,940)
Net increase (decrease)	30,719	5,789	$ 478,400	$ 114,159
Class B
Shares sold	52,336	143,403	$ 756,641	$ 1,688,670
Shares redeemed	(24,971)	(54,732)	(338,110)	(613,318)
Net increase (decrease)	27,365	88,671	$ 418,531	$ 1,075,352
Class C
Shares sold	69,416	77,081	$ 1,000,705	$ 912,390
Shares redeemed	(16,950)	(60,516)	(243,610)	(669,935)
Net increase (decrease)	52,466	16,565	$ 757,095	$ 242,455
Institutional Class
Shares sold	26,589	62,223	$ 413,977	$ 765,799
Shares redeemed	(15,736)	(52,454)	(227,276)	(644,050)
Net increase (decrease)	10,853	9,769	$ 186,701	$ 121,749

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and
Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AKOR-USAN-0605
1.784894.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Korea
Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period * November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,218.80	$ 9.79 **
Hypothetical A	$ 1,000.00	$ 1,015.97	$ 8.90 **
Class T
Actual	$ 1,000.00	$ 1,217.30	$ 11.05 **
Hypothetical A	$ 1,000.00	$ 1,014.83	$ 10.04 **
Class B
Actual	$ 1,000.00	$ 1,214.20	$ 13.83 **
HypotheticalA	$ 1,000.00	$ 1,012.30	$ 12.57 **
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period * November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,215.10	$ 13.68 **
Hypothetical A	$ 1,000.00	$ 1,012.45	$ 12.42 **
Institutional Class
Actual	$ 1,000.00	$ 1,220.60	$ 8.26 **
Hypothetical A	$ 1,000.00	$ 1,017.36	$ 7.50 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.78% **
Class T	2.01% **
Class B	2.52% **
Class C	2.49% **
Institutional Class	1.50% **

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.60%
Actual		$ 8.81
Hypothetical A		$ 8.00
Class T	1.85%
Actual		$ 10.17
Hypothetical A		$ 9.25
Class B	2.35%
Actual		$ 12.91
HypotheticalA		$ 11.73
Class C	2.35%
Actual		$ 12.91
Hypothetical A		$ 11.73
Institutional Class	1.35%
Actual		$ 7.44
Hypothetical A		$ 6.76

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	12.3	16.3
LG Electronics, Inc.	7.4	5.1
LG.Philips LCD Co. Ltd.	4.6	1.5
POSCO	4.5	3.8
Shinhan Financial Group Co. Ltd.	4.3	6.6
LG Corp.	3.8	1.5
Hyundai Motor Co.	3.6	4.9
Kookmin Bank	3.5	5.9
Hyundai Mobis	3.2	0.7
Hana Bank	3.2	5.1
	50.4
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.0	24.7
Consumer Discretionary	19.9	18.0
Financials	16.8	22.1
Industrials	10.7	5.4
Consumer Staples	8.1	9.1
Telecommunication Services	7.3	4.2
Materials	4.5	7.0
Energy	4.1	9.8
Utilities	2.0	1.5
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 98.4%	Stocks 101.8%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets * (1.8)%
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 4.5%
Hankook Tire Co. Ltd.	$ 27,420	$ 277,747
Hyundai Mobis	$ 10,490	682,781
		960,528
Automobiles - 5.4%
Hyundai Motor Co.	$ 14,190	767,065
Kia Motors Corp.	$ 30,480	377,523
		1,144,588
Household Durables - 7.4%
LG Electronics, Inc.	$ 23,420	1,561,959
Internet & Catalog Retail - 1.5%
CJ Home Shopping	$ 4,127	321,600
Multiline Retail - 1.1%
Hyundai Department Store Co. Ltd.	$ 5,250	230,355
TOTAL CONSUMER DISCRETIONARY		4,219,030
CONSUMER STAPLES - 8.1%
Beverages - 1.5%
Lotte Chilsung Beverage Co. Ltd.	$ 320	316,438
Food & Staples Retailing - 2.8%
Shinsegae Co. Ltd.	$ 1,910	609,146
Food Products - 3.0%
Binggrea Co. Ltd.	$ 3,570	139,635
Nong Shim Co. Ltd.	$ 1,606	491,254
		630,889
Personal Products - 0.8%
AmorePacific Corp.	$ 690	170,926
TOTAL CONSUMER STAPLES		1,727,399
ENERGY - 4.1%
Oil & Gas - 4.1%
GS Holdings Corp.	$ 10,150	241,255
S-Oil Corp.	$ 6,370	442,086
SK Corp.	$ 3,440	191,475
		874,816
FINANCIALS - 16.8%
Commercial Banks - 13.6%
Hana Bank	$ 26,610	669,853
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Kookmin Bank	$ 17,580	$ 740,507
Pusan Bank	$ 28,290	218,466
Shinhan Financial Group Co. Ltd.	$ 35,522	917,351
Woori Finance Holdings Co. Ltd.	$ 37,860	345,908
		2,892,085
Consumer Finance - 1.4%
LG Card Co. Ltd. (a)	$ 10,710	295,381
Insurance - 1.8%
Samsung Fire & Marine Insurance Co. Ltd.	$ 5,410	369,492
TOTAL FINANCIALS		3,556,958
INDUSTRIALS - 10.7%
Commercial Services & Supplies - 1.2%
INSUN ENT Co. Ltd.	$ 14,575	261,651
Construction & Engineering - 1.6%
LG Engineering & Construction Co. Ltd.	$ 11,390	342,123
Industrial Conglomerates - 3.8%
LG Corp.	$ 35,260	813,338
Machinery - 1.6%
SFA Engineering Corp.	$ 14,590	339,472
Marine - 2.5%
Hanjin Shipping Co. Ltd.	$ 17,450	477,770
Hyundai Merchant Marine Co. Ltd. (a)	$ 2,600	41,851
		519,621
TOTAL INDUSTRIALS		2,276,205
INFORMATION TECHNOLOGY - 25.0%
Electronic Equipment & Instruments - 9.3%
Amotech Co. Ltd.	$ 14,900	136,283
Dae Duck Electronics Co. Ltd.	$ 14,420	115,695
INTOPS Co. Ltd.	$ 9,320	197,691
Jahwa Electronics Co. Ltd.	$ 27,100	228,302
LG.Philips LCD Co. Ltd.	$ 13,940	645,901
LG.Philips LCD Co. Ltd. ADR	$ 13,900	321,785
Samsung SDI Co. Ltd.	$ 3,360	328,216
		1,973,873
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.0%
YBM Sisa.com, Inc.	$ 23,050	$ 208,053
Semiconductors & Semiconductor Equipment - 13.4%
Core Logic, Inc.	$ 6,677	236,384
Samsung Electronics Co. Ltd.	$ 5,740	2,602,028
		2,838,412
Software - 1.3%
NCsoft Corp. (a)	$ 3,650	280,403
TOTAL INFORMATION TECHNOLOGY		5,300,741
MATERIALS - 4.5%
Metals & Mining - 4.5%
POSCO	$ 5,300	954,117
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 2.3%
KT Corp.	$ 8,070	307,552
Lightron Fiber-Optic Devices, Inc. (a)	$ 21,416	172,900
		480,452
Wireless Telecommunication Services - 5.0%
KT Freetel Co. Ltd.	$ 18,370	420,975
SK Telecom Co. Ltd.	$ 3,910	641,144
		1,062,119
TOTAL TELECOMMUNICATION SERVICES		1,542,571
UTILITIES - 2.0%
Electric Utilities - 0.5%
Korea Electric Power Corp.	$ 4,000	115,936
Gas Utilities - 1.5%
Korea Gas Corp.	$ 11,140	311,151
TOTAL UTILITIES		427,087
TOTAL COMMON STOCKS (Cost $15,989,792)		20,878,924
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 2.84% (b) (Cost $446,285)	$ 446,285	446,285
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $39,000)	$ 39,009	$ 39,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $16,475,077)		21,364,209
NET OTHER ASSETS - (0.7)%		(140,960)
NET ASSETS - 100%		$ 21,223,249
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $11,712,476 of which $10,198,363 and $1,514,113 will expire on October 31, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $39,000) (cost $16,475,077) - See accompanying schedule		$ 21,364,209
Cash		817
Receivable for fund shares sold		46,017
Dividends receivable		5,664
Interest receivable		2,230
Prepaid expenses		45
Receivable from investment adviser for expense reductions		8,849
Total assets		21,427,831

Liabilities
Payable for investments purchased	$ 31,835
Payable for fund shares redeemed	84,876
Accrued management fee	14,914
Distribution fees payable	7,877
Other affiliated payables	6,551
Other payables and accrued expenses	58,529
Total liabilities		204,582

Net Assets		$ 21,223,249
Net Assets consist of:
Paid in capital		$ 24,939,988
Undistributed net investment income		172,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,778,663)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,889,200
Net Assets		$ 21,223,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,755,291 ÷ 946,184 shares)	$ 14.54

Maximum offering price per share (100/94.25 of $14.54)	$ 15.43
Class T: Net Asset Value and redemption price per share ($2,123,755 ÷ 148,062 shares)	$ 14.34

Maximum offering price per share (100/96.50 of $14.34)	$ 14.86
Class B: Net Asset Value and offering price per share ($3,150,084 ÷ 225,068 shares)A	$ 14.00

Class C: Net Asset Value and offering price per share ($1,656,673 ÷ 118,281 shares) A	$ 14.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($537,446 ÷ 36,505 shares)	$ 14.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 425,648
Interest		6,518
		432,166
Less foreign taxes withheld		(70,232)
Total income		361,934

Expenses
Management fee	$ 80,112
Transfer agent fees	33,820
Distribution fees	40,928
Accounting fees and expenses	9,229
Independent trustees' compensation	46
Custodian fees and expenses	14,878
Registration fees	21,807
Audit	42,174
Legal	1,654
Miscellaneous	76
Total expenses before reductions	244,724
Expense reductions	(55,514)	189,210
Net investment income (loss)		172,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,010,224
Foreign currency transactions	(31,453)
Total net realized gain (loss)		2,978,771
Change in net unrealized appreciation (depreciation) on: Investment securities	216,204
Assets and liabilities in foreign currencies	356
Total change in net unrealized appreciation (depreciation)		216,560
Net gain (loss)		3,195,331
Net increase (decrease) in net assets resulting from operations		$ 3,368,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 172,724	$ (107,570)
Net realized gain (loss)	2,978,771	1,986,022
Change in net unrealized appreciation (depreciation)	216,560	(859,552)
Net increase (decrease) in net assets resulting from operations	3,368,055	1,018,900
Share transactions - net increase (decrease)	807,517	715,711
Redemption fees	8,491	10,827
Total increase (decrease) in net assets	4,184,063	1,745,438

Net Assets
Beginning of period	17,039,186	15,293,748
End of period (including undistributed net investment income of $172,724 and $0, respectively)	$ 21,223,249	$ 17,039,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 I	2000 G, H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.07	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78
Income from Invest- ment Operations
Net investment income (loss) E	.14	(.06)	.01	(.11)	-J	(.01)	(.09)
Net realized and unrealized gain (loss)	2.46	.91	2.01	2.46	(.69)	(1.62)	(1.97)
Total from investment operations	2.60	.85	2.02	2.35	(.69)	(1.63)	(2.06)
Redemption fees added to paid in capital E	.01	.01	-	-	.01	.02	.27
Net asset value, end of period	$ 14.54	$ 11.93	$ 11.07	$ 9.05	$ 6.70	$ 7.38	$ 8.99
Total Return B, C, D	21.88%	7.77%	22.32%	35.07%	(9.21)%	(17.91)%	(16.60)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.31% A	2.76%	2.85%	2.48%	3.31%	2.31% A	1.97%
Expenses net of voluntary waivers, if any	1.78% A	2.00%	2.00%	2.08%	2.10%	2.10% A	1.91%
Expenses net of all reductions	1.78% A	2.00%	2.00%	2.06%	2.08%	2.10% A	1.89%
Net investment income (loss)	.97% K	(.50)%	.12%	(1.10)%	(.04)%	(1.71)% A	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,755	$ 12,309	$ 12,187	$ 11,946	$ 11,747	$ 19,279	$ 25,017
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended September 30. H Prior to July 3, 2000, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. I One month ended October 31. J Amount represents less than $.01 per share. K Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 10.96	$ 8.99	$ 6.67	$ 7.37	$ 8.99	$ 12.58
Income from Invest- ment Operations
Net investment income (loss) E	.12	(.09)	(.01)	(.14)	(.02)	(.01)	(.03)
Net realized and unrealized gain (loss)	2.43	.90	1.98	2.46	(.69)	(1.62) H	(3.87) H
Total from investment operations	2.55	.81	1.97	2.32	(.71)	(1.63)	(3.90)
Redemption fees added to paid in capital E	.01	.01	-	-	.01	.01 H	.31 H
Net asset value, end of period	$ 14.34	$ 11.78	$ 10.96	$ 8.99	$ 6.67	$ 7.37	$ 8.99
Total Return B, C, D	21.73%	7.48%	21.91%	34.78%	(9.50)%	(18.02)%	(28.54)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.80% A	3.54%	3.74%	3.02%	4.22%	2.50% A	2.55% A
Expenses net of voluntary waivers, if any	2.01% A	2.25%	2.25%	2.33%	2.35%	2.35% A	2.35% A
Expenses net of all reductions	2.00% A	2.25%	2.25%	2.31%	2.33%	2.35% A	2.32% A
Net investment income (loss)	.85% J	(.75)%	(.13)%	(1.35)%	(.29)%	(1.96)% A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,124	$ 1,383	$ 1,223	$ 2,718	$ 343	$ 473	$ 108
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation I One month ended October 31. J Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.78	$ 8.88	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Invest- ment Operations
Net investment income (loss) E	.08	(.14)	(.06)	(.19)	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	2.38	.88	1.96	2.45	(.69)	(1.62) H	(3.89) H
Total from investment operations	2.46	.74	1.90	2.26	(.74)	(1.64)	(3.93)
Redemption fees added to paid in capital E	.01	.01	-	-	- J	.02 H	.33 H
Net asset value, end of period	$ 14.00	$ 11.53	$ 10.78	$ 8.88	$ 6.62	$ 7.36	$ 8.98
Total Return B, C, D	21.42%	6.96%	21.40%	34.14%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.13% A	3.63%	4.08%	3.48%	4.66%	2.96% A	3.03% A
Expenses net of voluntary waivers, if any	2.52% A	2.75%	2.75%	2.83%	2.85%	2.85% A	2.85% A
Expenses net of all reductions	2.51% A	2.75%	2.75%	2.81%	2.83%	2.85% A	2.83% A
Net investment income (loss)	.60% K	(1.25)%	(.63)%	(1.85)%	(.79)%	(2.45)% A	(1.67)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,150	$ 2,279	$ 1,175	$ 1,313	$ 282	$ 83	$ 80
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation I One month ended October 31. J Amount represents less than $.01 per share. K Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.79	$ 8.89	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Invest- ment Operations
Net investment income (loss) E	.08	(.14)	(.06)	(.19)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	2.39	.87	1.96	2.46	(.69)	(1.62) H	(3.89) H
Total from investment operations	2.47	.73	1.90	2.27	(.75)	(1.64)	(3.93)
Redemption fees added to paid in capital E	.01	.01	-	-	.01	.02 H	.33 H
Net asset value, end of period	$ 14.01	$ 11.53	$ 10.79	$ 8.89	$ 6.62	$ 7.36	$ 8.98
Total Return B, C, D	21.51%	6.86%	21.37%	34.29%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.12% A	3.63%	3.82%	3.35%	4.41%	2.91% A	3.01% A
Expenses net of voluntary waivers, if any	2.49% A	2.75%	2.75%	2.83%	2.85%	2.85% A	2.85% A
Expenses net of all reductions	2.49% A	2.75%	2.75%	2.81%	2.83%	2.85% A	2.82% A
Net investment income (loss)	.61% J	(1.25)%	(.63)%	(1.85)%	(.79)%	(2.46)% A	(1.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,657	$ 759	$ 531	$ 804	$ 127	$ 82	$ 90
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation I One month ended October 31. J Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000 H	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 11.16	$ 9.11	$ 6.72	$ 7.39	$ 8.99	$ 12.58
Income from Invest- ment Operations
Net investment income (loss) D	.16	(.03)	.04	(.08)	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	2.49	.92	2.01	2.47	(.69)	(1.63) G	(3.67) G
Total from investment operations	2.65	.89	2.05	2.39	(.68)	(1.64)	(3.68)
Redemption fees added to paid in capital D	.01	.01	-	-	.01	.04 G	.09 G
Net asset value, end of period	$ 14.72	$ 12.06	$ 11.16	$ 9.11	$ 6.72	$ 7.39	$ 8.99
Total Return B, C	22.06%	8.06%	22.50%	35.57%	(9.07)%	(17.80)%	(28.54)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.97% A	2.74%	3.11%	2.22%	3.08%	1.77% A	2.54% A
Expenses net of voluntary waivers, if any	1.50% A	1.75%	1.75%	1.81%	1.85%	1.77% A	1.85% A
Expenses net of all reductions	1.49% A	1.75%	1.75%	1.80%	1.83%	1.77% A	1.84% A
Net investment income (loss)	1.11% I	(.25)%	.38%	(.84)%	.21%	(1.38)% A	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 537	$ 309	$ 177	$ 2,127	$ 53	$ 59	$ 71
Portfolio turnover rate	92% A	77%	127%	60%	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per share amounts have been reclassified to permit comparison with current year presentation H One month ended October 31. I Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,473,892
Unrealized depreciation	(615,239)
Net unrealized appreciation (depreciation)	$ 4,858,653
Cost for federal income tax purposes	$ 16,505,556

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $9,093,825 and $8,779,376, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 16,643	$ 4,615
Class T	.25%	.25%	4,546	53
Class B	.75%	.25%	14,016	10,561
Class C	.75%	.25%	5,723	2,680
			$ 40,928	$ 17,909

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,911
Class T	736
Class B*	1,244
Class C*	991
$ 6,882

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 20,024	.30*
Class T	5,357	.59*
Class B	5,470	.39*
Class C	2,407	.42*
Institutional Class	562	.28*
	$ 33,820

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,442 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00% - 1.60% *	$ 34,825
Class T	2.25% - 1.85% *	7,213
Class B	2.75% - 2.35% *	8,583
Class C	2.75% - 2.35% *	3,614
Institutional Class	1.75% - 1.35% *	960
		$ 55,195

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $319 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	139,258	243,925	$ 2,032,826	$ 2,838,470
Shares redeemed	(225,216)	(312,852)	(3,066,036)	(3,676,474)
Net increase (decrease)	(85,958)	(68,927)	$ (1,033,210)	$ (838,004)
Class T
Shares sold	58,453	94,135	$ 863,162	$ 1,118,099
Shares redeemed	(27,734)	(88,346)	(384,762)	(1,003,940)
Net increase (decrease)	30,719	5,789	$ 478,400	$ 114,159
Class B
Shares sold	52,336	143,403	$ 756,641	$ 1,688,670
Shares redeemed	(24,971)	(54,732)	(338,110)	(613,318)
Net increase (decrease)	27,365	88,671	$ 418,531	$ 1,075,352
Class C
Shares sold	69,416	77,081	$ 1,000,705	$ 912,390
Shares redeemed	(16,950)	(60,516)	(243,610)	(669,935)
Net increase (decrease)	52,466	16,565	$ 757,095	$ 242,455
Institutional Class
Shares sold	26,589	62,223	$ 413,977	$ 765,799
Shares redeemed	(15,736)	(52,454)	(227,276)	(644,050)
Net increase (decrease)	10,853	9,769	$ 186,701	$ 121,749

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and
Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AKORI-USAN-0605
1.784895.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,178.90	$ 9.29**
Hypothetical A	$ 1,000.00	$ 1,016.27	$ 8.60**
Class T
Actual	$ 1,000.00	$ 1,177.40	$ 10.74 **
Hypothetical A	$ 1,000.00	$ 1,014.93	$ 9.94**
Class B
Actual	$ 1,000.00	$ 1,174.80	$ 13.21**
Hypothetical A	$ 1,000.00	$ 1,012.65	$ 12.23 **
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,174.70	$ 13.26**
Hypothetical A	$ 1,000.00	$ 1,012.60	$ 12.28 **
Institutional Class
Actual	$ 1,000.00	$ 1,180.40	$ 7.78**
Hypothetical A	$ 1,000.00	$ 1,017.65	$ 7.20 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.72%**
Class T	1.99%**
Class B	2.45%**
Class C	2.46%**
Institutional Class	1.44%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 8.11
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 9.45
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 12.14
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 12.14
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.76
HypotheticalA		$ 6.26

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	8.4	10.5
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	8.0	8.6
Telefonos de Mexico SA de CV Series L sponsored ADR (Mexico, Diversified Telecommunication Services)	7.2	7.7
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	5.1	3.7
Banco Itau Holding Financeira SA (Brazil, Commercial Banks)	4.6	3.7
	33.3
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	25.1	24.2
Telecommunication Services	21.8	22.7
Financials	14.0	10.6
Energy	13.0	12.6
Consumer Staples	10.4	12.2
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	52.1	50.0
Mexico	37.1	37.8
Chile	4.5	3.0
Luxembourg	1.8	1.8
Argentina	1.0	1.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 97.9%	Stocks 96.0%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 4.0%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
Argentina - 1.0%
Cresud S.A.C.I.F.y A. sponsored ADR	2,600	$ 26,780
Grupo Financiero Galicia SA sponsored ADR (a)	5,400	39,798
Inversiones y Representaciones SA sponsored GDR (a)	4,918	55,377
Telecom Argentina SA Class B sponsored ADR (a)	9,100	104,195
TOTAL ARGENTINA		226,150
Brazil - 52.1%
Aracruz Celulose SA (PN-B) sponsored ADR	5,504	168,973
Banco Bradesco SA:
(PN)	13,414	412,579
(PN) sponsored ADR (non-vtg.)	13,100	404,790
Banco do Brasil SA	7,800	91,589
Banco Itau Holding Financeira SA:
(PN)	5,279	906,105
sponsored ADR (non-vtg.)	1,700	145,435
Bradespar SA (PN)	2,800	88,147
Brasil Telecom Participacoes SA	11,138,700	96,255
Braskem SA (PN-A)	5,159,400	203,621
Caemi Mineracao E Metalurgia SA (PN)	421,600	325,141
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	20,559,800	268,737
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	3,700	74,370
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,500	365,850
Companhia Energetica Minas Gerais (CEMIG):
(PN)	7,624,879	213,774
(PN) sponsored ADR (non-vtg.)	2,800	77,504
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	11,700	60,957
Companhia Siderurgica de Tubarao (CST) (PN)	1,569,800	77,916
Companhia Vale do Rio Doce:
(PN-A)	7,100	166,233
(PN-A) sponsored ADR (non-vtg.)	25,700	596,240
sponsored ADR	31,900	859,705
Compania de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	6,600	85,800
Diagnosticos da America SA	11,000	121,376
Eletropaulo Metropolitana SA (PN) (a)	1,493,500	45,777
Embraer - Empresa Brasileira de Aeronautica SA	12,400	66,745
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	8,440	243,410
Gerdau SA	5,700	47,566
Gerdau SA sponsored ADR	22,535	219,716
Common Stocks - continued
	Shares	Value (Note 1)
Brazil - continued
Itausa Investimentos Itau SA (PN)	23,000	$ 44,936
Natura Cosmeticos SA	4,500	135,258
Petroleo Brasileiro SA Petrobras:
(PN)	12,500	459,264
(PN) sponsored ADR (non-vtg.)	37,600	1,381,800
sponsored ADR	17,700	742,161
Sadia SA (PN)	43,900	69,969
Siderurgica Nacional Compania sponsored ADR	18,200	398,216
Tele Centro Oeste Celular Participacoes SA ADR (non-vtg.)	6,316	66,255
Tele Leste Celular Participacoes SA sponsored ADR (non-vtg.) (a)	72	577
Tele Norte Leste Participacoes SA	5,600	109,387
Tele Norte Leste Participacoes SA ADR (non-vtg.) (a)	30,068	445,006
Telebras (PN) sponsored ADR	9,600	269,184
Telemar Norte Leste SA (PN-A)	3,052	67,099
Telesp Celular Participacoes SA ADR (a)	17,100	90,288
TIM Participacoes SA sponsored ADR (non-vtg.)	4,883	73,245
Uniao de Bancos Brasileiros SA (Unibanco):
unit	4,600	30,527
GDR	11,400	378,366
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	28,400	570,471
Votorantim Celulose e Papel SA:
(PN)	3,280	35,998
sponsored ADR (non-vtg.)	12,950	142,321
TOTAL BRAZIL		11,944,639
Chile - 4.5%
Banco Santander Chile sponsored ADR	5,356	168,071
Compania Acero del Pacifico SA	6,000	83,451
CorpBanca SA ADR	2,200	56,342
Empresa Nacional de Electricidad SA sponsored ADR	12,800	285,184
Enersis SA sponsored ADR	31,525	273,952
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR	1,300	109,460
Vina Concha y Toro SA sponsored ADR	594	43,124
TOTAL CHILE		1,019,584
Luxembourg - 1.8%
Tenaris SA sponsored ADR	7,184	410,566
Mexico - 37.1%
Alfa SA de CV Series A	34,500	174,595
America Movil SA de CV Series L sponsored ADR	38,700	1,921,454
Common Stocks - continued
	Shares	Value (Note 1)
Mexico - continued
America Telecom SA de CV Series A1 (a)	30,000	$ 81,107
Cemex SA de CV sponsored ADR	32,763	1,179,468
Consorcio ARA SA de CV (a)	25,800	79,740
Corporacion Geo SA de CV Series B (a)	47,300	98,445
Fomento Economico Mexicano SA de CV sponsored ADR	9,621	491,152
Gruma SA de CV Series B	24,800	50,023
Grupo Aeroportuario del Sureste SA de CV Series B ADR	2,600	76,856
Grupo Bimbo SA de CV Series A	34,300	89,972
Grupo Financiero Banorte SA de CV Series O	33,720	217,801
Grupo Financiero Inbursa SA de CV Series O	60,662	125,651
Grupo Mexico SA de CV Series B (a)	46,151	215,650
Grupo Modelo SA de CV Series C	88,700	252,725
Grupo Televisa SA de CV sponsored ADR	14,539	816,801
Industrias Penoles SA de CV	8,300	39,039
Sare Holding SA de CV Series B (a)	48,300	31,674
Telefonos de Mexico SA de CV Series L sponsored ADR	49,001	1,661,134
TV Azteca SA de CV sponsored ADR	5,600	44,744
Urbi, Desarrollos Urbanos, SA de CV	13,400	63,572
Wal-Mart de Mexico SA de CV Series V	214,595	795,630
TOTAL MEXICO		8,507,233
Peru - 1.0%
Compania de Minas Buenaventura SA sponsored ADR	10,445	223,001
United Kingdom - 0.4%
Antofagasta PLC	4,300	92,779
TOTAL COMMON STOCKS (Cost $17,998,636)		22,423,952
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 2.84% (b) (Cost $878,701)	878,701	$ 878,701
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $18,877,337)		23,302,653
NET OTHER ASSETS - (1.7)%		(384,923)
NET ASSETS - 100%		$ 22,917,730
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $312,404 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $18,877,337) - See accompanying schedule		$ 23,302,653
Cash		25
Receivable for investments sold		265,756
Receivable for fund shares sold		50,889
Dividends receivable		166,052
Interest receivable		1,079
Prepaid expenses		34
Receivable from investment adviser for expense reductions		6,059
Other affiliated receivables		40
Other receivables		2,040
Total assets		23,794,627

Liabilities
Payable for investments purchased	$ 729,745
Payable for fund shares redeemed	88,460
Accrued management fee	13,777
Distribution fees payable	10,490
Other affiliated payables	7,572
Other payables and accrued expenses	26,853
Total liabilities		876,897

Net Assets		$ 22,917,730
Net Assets consist of:
Paid in capital		$ 18,441,790
Undistributed net investment income		151,299
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(97,537)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,422,178
Net Assets		$ 22,917,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,426,114 ÷ 226,643 shares)	$ 19.53

Maximum offering price per share (100/94.25 of $19.53)	$ 20.72
Class T: Net Asset Value and redemption price per share ($4,544,352 ÷ 233,986 shares)	$ 19.42

Maximum offering price per share (100/96.50 of $19.42)	$ 20.12
Class B: Net Asset Value and offering price per share ($5,168,836 ÷ 269,835 shares) A	$ 19.16

Class C: Net Asset Value and offering price per share ($4,195,094 ÷ 219,656 shares) A	$ 19.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,583,334 ÷ 230,913 shares)	$ 19.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)
Investment Income
Dividends		$ 360,938
Interest		6,451
		367,389
Less foreign taxes withheld		(22,153)
Total income		345,236

Expenses
Management fee	$ 70,770
Transfer agent fees	36,085
Distribution fees	53,660
Accounting fees and expenses	9,462
Independent trustees' compensation	43
Custodian fees and expenses	19,766
Registration fees	43,966
Audit	22,603
Legal	1,416
Miscellaneous	1,133
Total expenses before reductions	258,904
Expense reductions	(66,062)	192,842
Net investment income (loss)		152,394
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	254,165
Foreign currency transactions	(2,273)
Total net realized gain (loss)		251,892
Change in net unrealized appreciation (depreciation) on: Investment securities	1,761,961
Assets and liabilities in foreign currencies	(3,692)
Total change in net unrealized appreciation (depreciation)		1,758,269
Net gain (loss)		2,010,161
Net increase (decrease) in net assets resulting from operations		$ 2,162,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 152,394	$ 155,744
Net realized gain (loss)	251,892	592,441
Change in net unrealized appreciation (depreciation)	1,758,269	1,802,841
Net increase (decrease) in net assets resulting from operations	2,162,555	2,551,026
Distributions to shareholders from net investment income	(118,538)	(34,709)
Share transactions - net increase (decrease)	7,468,473	5,776,559
Redemption fees	37,308	4,047
Total increase (decrease) in net assets	9,549,798	8,296,923

Net Assets
Beginning of period	13,367,932	5,071,009
End of period (including undistributed net investment income of $151,299 and undistributed net investment income of $117,443, respectively)	$ 22,917,730	$ 13,367,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 12.49	$ 8.29	$ 9.62	$ 13.26	$ 11.64
Income from Investment Operations
Net investment income (loss) E	.18	.24	.12	.09	.14 F	(.07)
Net realized and unrealized gain (loss)	2.76	4.09	4.17	(1.30)	(3.70)	1.69
Total from investment operations	2.94	4.33	4.29	(1.21)	(3.56)	1.62
Distributions from net investment income	(.17)	(.11)	(.09)	(.12)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.17)	(.11)	(.09)	(.12)	(.08)	-
Redemption fees added to paid in capital E	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.53	$ 16.72	$ 12.49	$ 8.29	$ 9.62	$ 13.26
Total Return B, C, D	17.89%	34.98%	52.29%	(12.87)%	(26.97)%	13.92%
Ratios to Average Net Assets G
Expenses before expense reductions	2.38% A	3.07%	5.92%	5.99%	4.96%	3.95%
Expenses net of voluntary waivers, if any	1.72% A	2.02%	2.02%	2.15%	2.11%	2.06%
Expenses net of all reductions	1.68% A	1.98%	2.02%	2.12%	2.05%	2.04%
Net investment income (loss)	1.85% A	1.63%	1.22%	.86%	1.22%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,426	$ 1,954	$ 918	$ 428	$ 546	$ 921
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 12.44	$ 8.24	$ 9.57	$ 13.21	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.15	.20	.10	.06	.11 F	(.11)
Net realized and unrealized gain (loss)	2.75	4.07	4.16	(1.30)	(3.67)	1.70
Total from investment operations	2.90	4.27	4.26	(1.24)	(3.56)	1.59
Distributions from net investment income	(.15)	(.09)	(.06)	(.09)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.15)	(.09)	(.06)	(.09)	(.08)	-
Redemption fees added to paid in capital E	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.42	$ 16.63	$ 12.44	$ 8.24	$ 9.57	$ 13.21
Total Return B, C, D	17.74%	34.59%	52.06%	(13.18)%	(27.07)%	13.68%
Ratios to Average Net Assets G
Expenses before expense reductions	2.72% A	3.47%	6.58%	6.65%	5.48%	4.26%
Expenses net of voluntary waivers, if any	1.99% A	2.27%	2.27%	2.40%	2.36%	2.32%
Expenses net of all reductions	1.95% A	2.23%	2.27%	2.37%	2.30%	2.30%
Net investment income (loss)	1.58% A	1.38%	.97%	.61%	.97%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,544	$ 2,585	$ 1,315	$ 836	$ 1,124	$ 2,041
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 12.29	$ 8.13	$ 9.44	$ 13.08	$ 11.58
Income from Investment Operations
Net investment income (loss) E	.11	.13	.05	.01	.05 F	(.18)
Net realized and unrealized gain (loss)	2.71	4.02	4.12	(1.28)	(3.61)	1.68
Total from investment operations	2.82	4.15	4.17	(1.27)	(3.56)	1.50
Distributions from net investment income	(.10)	(.05)	(.01)	(.04)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.10)	(.05)	(.01)	(.04)	(.08)	-
Redemption fees added to paid in capital E	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.16	$ 16.40	$ 12.29	$ 8.13	$ 9.44	$ 13.08
Total Return B, C, D	17.48%	33.95%	51.35%	(13.56)%	(27.34)%	12.95%
Ratios to Average Net Assets G
Expenses before expense reductions	3.11% A	3.67%	6.80%	6.90%	5.81%	4.78%
Expenses net of voluntary waivers, if any	2.45% A	2.77%	2.77%	2.90%	2.86%	2.82%
Expenses net of all reductions	2.41% A	2.73%	2.77%	2.87%	2.80%	2.80%
Net investment income (loss)	1.11% A	.88%	.47%	.11%	.46%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,169	$ 3,222	$ 1,513	$ 814	$ 1,003	$ 1,659
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 12.25	$ 8.11	$ 9.43	$ 13.07	$ 11.57
Income from Investment Operations
Net investment income (loss) E	.11	.13	.05	.01	.06 F	(.18)
Net realized and unrealized gain (loss)	2.70	4.01	4.10	(1.28)	(3.62)	1.68
Total from investment operations	2.81	4.14	4.15	(1.27)	(3.56)	1.50
Distributions from net investment income	(.10)	(.05)	(.01)	(.05)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.10)	(.05)	(.01)	(.05)	(.08)	-
Redemption fees added to paid in capital E	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.10	$ 16.35	$ 12.25	$ 8.11	$ 9.43	$ 13.07
Total Return B, C, D	17.47%	33.98%	51.23%	(13.60)%	(27.36)%	12.96%
Ratios to Average Net Assets G
Expenses before expense reductions	3.14% A	3.83%	6.85%	6.88%	5.82%	4.76%
Expenses net of voluntary waivers, if any	2.46% A	2.77%	2.77%	2.90%	2.86%	2.82%
Expenses net of all reductions	2.42% A	2.73%	2.77%	2.87%	2.79%	2.80%
Net investment income (loss)	1.11% A	.88%	.47%	.11%	.47%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,195	$ 2,167	$ 1,114	$ 686	$ 759	$ 1,165
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 12.64	$ 8.35	$ 9.69	$ 13.32	$ 11.67
Income from Investment Operations
Net investment income (loss) D	.21	.28	.14	.11	.17 E	(.04)
Net realized and unrealized gain (loss)	2.80	4.15	4.24	(1.30)	(3.72)	1.69
Total from investment operations	3.01	4.43	4.38	(1.19)	(3.55)	1.65
Distributions from net investment income	(.17)	(.11)	(.09)	(.15)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.17)	(.11)	(.09)	(.15)	(.08)	-
Redemption fees added to paid in capital D	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.85	$ 16.97	$ 12.64	$ 8.35	$ 9.69	$ 13.32
Total Return B, C	18.04%	35.36%	52.99%	(12.65)%	(26.77)%	14.14%
Ratios to Average Net Assets F
Expenses before expense reductions	1.91% A	2.14%	5.40%	5.49%	4.54%	3.56%
Expenses net of voluntary waivers, if any	1.44% A	1.77%	1.77%	1.90%	1.86%	1.81%
Expenses net of all reductions	1.41% A	1.73%	1.77%	1.87%	1.80%	1.79%
Net investment income (loss)	2.12% A	1.88%	1.47%	1.11%	1.46%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,583	$ 3,440	$ 210	$ 285	$ 344	$ 524
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,982,838
Unrealized depreciation	(603,407)
Net unrealized appreciation (depreciation)	$ 4,379,431
Cost for federal income tax purposes	$ 18,923,222

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $9,289,803 and $1,713,149, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,327	$ 365
Class T	.25%	.25%	9,804	721
Class B	.75%	.25%	23,153	17,799
Class C	.75%	.25%	16,376	8,146
			$ 53,660	$ 27,031

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,503
Class T	1,603
Class B*	3,083
Class C*	5,951
$ 25,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 7,006	.41*
Class T	9,614	.49*
Class B	8,819	.38*
Class C	6,795	.41*
Institutional Class	3,851	.18*
	$ 36,085

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,321 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $523 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00% - 1.50%*	$ 11,528
Class T	2.25% - 1.75%*	14,319
Class B	2.75% - 2.25%*	15,258
Class C	2.75% - 2.25%*	11,194
Institutional Class	1.75% - 1.25%*	9,955
		$ 62,254

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,808 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 24,366	$ 10,215
Class T	23,671	10,212
Class B	21,602	7,001
Class C	13,964	5,151
Institutional Class	34,935	2,130
Total	$ 118,538	$ 34,709

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	178,207	276,925	$ 3,498,685	$ 4,006,837
Reinvestment of distributions	1,263	755	23,193	10,009
Shares redeemed	(69,706)	(234,253)	(1,350,204)	(3,410,954)
Net increase (decrease)	109,764	43,427	$ 2,171,674	$ 605,892
Class T
Shares sold	157,001	108,101	$ 3,165,085	$ 1,626,926
Reinvestment of distributions	1,255	741	22,942	9,793
Shares redeemed	(79,666)	(59,194)	(1,608,828)	(847,801)
Net increase (decrease)	78,590	49,648	$ 1,579,199	$ 788,918
Class B
Shares sold	104,478	125,045	$ 2,010,924	$ 1,827,579
Reinvestment of distributions	1,091	510	19,707	6,666
Shares redeemed	(32,218)	(52,239)	(617,959)	(743,755)
Net increase (decrease)	73,351	73,316	$ 1,412,672	$ 1,090,490
Class C´
Shares sold	128,357	85,290	$ 2,522,297	$ 1,256,003
Reinvestment of distributions	709	363	12,755	4,728
Shares redeemed	(41,931)	(44,079)	(821,870)	(631,163)
Net increase (decrease)	87,135	41,574	$ 1,713,182	$ 629,568
Institutional Class
Shares sold	38,687	454,651	$ 805,487	$ 6,720,457
Reinvestment of distributions	1,584	131	29,523	1,760
Shares redeemed	(12,051)	(268,729)	(243,264)	(4,060,526)
Net increase (decrease)	28,220	186,053	$ 591,746	$ 2,661,691

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ALAF-USAN-0605
1.784896.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Latin America

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,178.90	$ 9.29**
Hypothetical A	$ 1,000.00	$ 1,016.27	$ 8.60**
Class T
Actual	$ 1,000.00	$ 1,177.40	$ 10.74 **
Hypothetical A	$ 1,000.00	$ 1,014.93	$ 9.94**
Class B
Actual	$ 1,000.00	$ 1,174.80	$ 13.21**
Hypothetical A	$ 1,000.00	$ 1,012.65	$ 12.23 **
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,174.70	$ 13.26**
Hypothetical A	$ 1,000.00	$ 1,012.60	$ 12.28 **
Institutional Class
Actual	$ 1,000.00	$ 1,180.40	$ 7.78**
Hypothetical A	$ 1,000.00	$ 1,017.65	$ 7.20 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.72%**
Class T	1.99%**
Class B	2.45%**
Class C	2.46%**
Institutional Class	1.44%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.50%
Actual		$ 8.11
HypotheticalA		$ 7.50
Class T	1.75%
Actual		$ 9.45
HypotheticalA		$ 8.75
Class B	2.25%
Actual		$ 12.14
HypotheticalA		$ 11.23
Class C	2.25%
Actual		$ 12.14
HypotheticalA		$ 11.23
Institutional Class	1.25%
Actual		$ 6.76
HypotheticalA		$ 6.26

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	8.4	10.5
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	8.0	8.6
Telefonos de Mexico SA de CV Series L sponsored ADR (Mexico, Diversified Telecommunication Services)	7.2	7.7
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	5.1	3.7
Banco Itau Holding Financeira SA (Brazil, Commercial Banks)	4.6	3.7
	33.3
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	25.1	24.2
Telecommunication Services	21.8	22.7
Financials	14.0	10.6
Energy	13.0	12.6
Consumer Staples	10.4	12.2
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	52.1	50.0
Mexico	37.1	37.8
Chile	4.5	3.0
Luxembourg	1.8	1.8
Argentina	1.0	1.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 97.9%	Stocks 96.0%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 4.0%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
Argentina - 1.0%
Cresud S.A.C.I.F.y A. sponsored ADR	2,600	$ 26,780
Grupo Financiero Galicia SA sponsored ADR (a)	5,400	39,798
Inversiones y Representaciones SA sponsored GDR (a)	4,918	55,377
Telecom Argentina SA Class B sponsored ADR (a)	9,100	104,195
TOTAL ARGENTINA		226,150
Brazil - 52.1%
Aracruz Celulose SA (PN-B) sponsored ADR	5,504	168,973
Banco Bradesco SA:
(PN)	13,414	412,579
(PN) sponsored ADR (non-vtg.)	13,100	404,790
Banco do Brasil SA	7,800	91,589
Banco Itau Holding Financeira SA:
(PN)	5,279	906,105
sponsored ADR (non-vtg.)	1,700	145,435
Bradespar SA (PN)	2,800	88,147
Brasil Telecom Participacoes SA	11,138,700	96,255
Braskem SA (PN-A)	5,159,400	203,621
Caemi Mineracao E Metalurgia SA (PN)	421,600	325,141
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	20,559,800	268,737
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	3,700	74,370
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,500	365,850
Companhia Energetica Minas Gerais (CEMIG):
(PN)	7,624,879	213,774
(PN) sponsored ADR (non-vtg.)	2,800	77,504
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	11,700	60,957
Companhia Siderurgica de Tubarao (CST) (PN)	1,569,800	77,916
Companhia Vale do Rio Doce:
(PN-A)	7,100	166,233
(PN-A) sponsored ADR (non-vtg.)	25,700	596,240
sponsored ADR	31,900	859,705
Compania de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	6,600	85,800
Diagnosticos da America SA	11,000	121,376
Eletropaulo Metropolitana SA (PN) (a)	1,493,500	45,777
Embraer - Empresa Brasileira de Aeronautica SA	12,400	66,745
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	8,440	243,410
Gerdau SA	5,700	47,566
Gerdau SA sponsored ADR	22,535	219,716
Common Stocks - continued
	Shares	Value (Note 1)
Brazil - continued
Itausa Investimentos Itau SA (PN)	23,000	$ 44,936
Natura Cosmeticos SA	4,500	135,258
Petroleo Brasileiro SA Petrobras:
(PN)	12,500	459,264
(PN) sponsored ADR (non-vtg.)	37,600	1,381,800
sponsored ADR	17,700	742,161
Sadia SA (PN)	43,900	69,969
Siderurgica Nacional Compania sponsored ADR	18,200	398,216
Tele Centro Oeste Celular Participacoes SA ADR (non-vtg.)	6,316	66,255
Tele Leste Celular Participacoes SA sponsored ADR (non-vtg.) (a)	72	577
Tele Norte Leste Participacoes SA	5,600	109,387
Tele Norte Leste Participacoes SA ADR (non-vtg.) (a)	30,068	445,006
Telebras (PN) sponsored ADR	9,600	269,184
Telemar Norte Leste SA (PN-A)	3,052	67,099
Telesp Celular Participacoes SA ADR (a)	17,100	90,288
TIM Participacoes SA sponsored ADR (non-vtg.)	4,883	73,245
Uniao de Bancos Brasileiros SA (Unibanco):
unit	4,600	30,527
GDR	11,400	378,366
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	28,400	570,471
Votorantim Celulose e Papel SA:
(PN)	3,280	35,998
sponsored ADR (non-vtg.)	12,950	142,321
TOTAL BRAZIL		11,944,639
Chile - 4.5%
Banco Santander Chile sponsored ADR	5,356	168,071
Compania Acero del Pacifico SA	6,000	83,451
CorpBanca SA ADR	2,200	56,342
Empresa Nacional de Electricidad SA sponsored ADR	12,800	285,184
Enersis SA sponsored ADR	31,525	273,952
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR	1,300	109,460
Vina Concha y Toro SA sponsored ADR	594	43,124
TOTAL CHILE		1,019,584
Luxembourg - 1.8%
Tenaris SA sponsored ADR	7,184	410,566
Mexico - 37.1%
Alfa SA de CV Series A	34,500	174,595
America Movil SA de CV Series L sponsored ADR	38,700	1,921,454
Common Stocks - continued
	Shares	Value (Note 1)
Mexico - continued
America Telecom SA de CV Series A1 (a)	30,000	$ 81,107
Cemex SA de CV sponsored ADR	32,763	1,179,468
Consorcio ARA SA de CV (a)	25,800	79,740
Corporacion Geo SA de CV Series B (a)	47,300	98,445
Fomento Economico Mexicano SA de CV sponsored ADR	9,621	491,152
Gruma SA de CV Series B	24,800	50,023
Grupo Aeroportuario del Sureste SA de CV Series B ADR	2,600	76,856
Grupo Bimbo SA de CV Series A	34,300	89,972
Grupo Financiero Banorte SA de CV Series O	33,720	217,801
Grupo Financiero Inbursa SA de CV Series O	60,662	125,651
Grupo Mexico SA de CV Series B (a)	46,151	215,650
Grupo Modelo SA de CV Series C	88,700	252,725
Grupo Televisa SA de CV sponsored ADR	14,539	816,801
Industrias Penoles SA de CV	8,300	39,039
Sare Holding SA de CV Series B (a)	48,300	31,674
Telefonos de Mexico SA de CV Series L sponsored ADR	49,001	1,661,134
TV Azteca SA de CV sponsored ADR	5,600	44,744
Urbi, Desarrollos Urbanos, SA de CV	13,400	63,572
Wal-Mart de Mexico SA de CV Series V	214,595	795,630
TOTAL MEXICO		8,507,233
Peru - 1.0%
Compania de Minas Buenaventura SA sponsored ADR	10,445	223,001
United Kingdom - 0.4%
Antofagasta PLC	4,300	92,779
TOTAL COMMON STOCKS (Cost $17,998,636)		22,423,952
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 2.84% (b) (Cost $878,701)	878,701	$ 878,701
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $18,877,337)		23,302,653
NET OTHER ASSETS - (1.7)%		(384,923)
NET ASSETS - 100%		$ 22,917,730
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $312,404 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $18,877,337) - See accompanying schedule		$ 23,302,653
Cash		25
Receivable for investments sold		265,756
Receivable for fund shares sold		50,889
Dividends receivable		166,052
Interest receivable		1,079
Prepaid expenses		34
Receivable from investment adviser for expense reductions		6,059
Other affiliated receivables		40
Other receivables		2,040
Total assets		23,794,627

Liabilities
Payable for investments purchased	$ 729,745
Payable for fund shares redeemed	88,460
Accrued management fee	13,777
Distribution fees payable	10,490
Other affiliated payables	7,572
Other payables and accrued expenses	26,853
Total liabilities		876,897

Net Assets		$ 22,917,730
Net Assets consist of:
Paid in capital		$ 18,441,790
Undistributed net investment income		151,299
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(97,537)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,422,178
Net Assets		$ 22,917,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,426,114 ÷ 226,643 shares)	$ 19.53

Maximum offering price per share (100/94.25 of $19.53)	$ 20.72
Class T: Net Asset Value and redemption price per share ($4,544,352 ÷ 233,986 shares)	$ 19.42

Maximum offering price per share (100/96.50 of $19.42)	$ 20.12
Class B: Net Asset Value and offering price per share ($5,168,836 ÷ 269,835 shares) A	$ 19.16

Class C: Net Asset Value and offering price per share ($4,195,094 ÷ 219,656 shares) A	$ 19.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,583,334 ÷ 230,913 shares)	$ 19.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)
Investment Income
Dividends		$ 360,938
Interest		6,451
		367,389
Less foreign taxes withheld		(22,153)
Total income		345,236

Expenses
Management fee	$ 70,770
Transfer agent fees	36,085
Distribution fees	53,660
Accounting fees and expenses	9,462
Independent trustees' compensation	43
Custodian fees and expenses	19,766
Registration fees	43,966
Audit	22,603
Legal	1,416
Miscellaneous	1,133
Total expenses before reductions	258,904
Expense reductions	(66,062)	192,842
Net investment income (loss)		152,394
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	254,165
Foreign currency transactions	(2,273)
Total net realized gain (loss)		251,892
Change in net unrealized appreciation (depreciation) on: Investment securities	1,761,961
Assets and liabilities in foreign currencies	(3,692)
Total change in net unrealized appreciation (depreciation)		1,758,269
Net gain (loss)		2,010,161
Net increase (decrease) in net assets resulting from operations		$ 2,162,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 152,394	$ 155,744
Net realized gain (loss)	251,892	592,441
Change in net unrealized appreciation (depreciation)	1,758,269	1,802,841
Net increase (decrease) in net assets resulting from operations	2,162,555	2,551,026
Distributions to shareholders from net investment income	(118,538)	(34,709)
Share transactions - net increase (decrease)	7,468,473	5,776,559
Redemption fees	37,308	4,047
Total increase (decrease) in net assets	9,549,798	8,296,923

Net Assets
Beginning of period	13,367,932	5,071,009
End of period (including undistributed net investment income of $151,299 and undistributed net investment income of $117,443, respectively)	$ 22,917,730	$ 13,367,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 12.49	$ 8.29	$ 9.62	$ 13.26	$ 11.64
Income from Investment Operations
Net investment income (loss) E	.18	.24	.12	.09	.14 F	(.07)
Net realized and unrealized gain (loss)	2.76	4.09	4.17	(1.30)	(3.70)	1.69
Total from investment operations	2.94	4.33	4.29	(1.21)	(3.56)	1.62
Distributions from net investment income	(.17)	(.11)	(.09)	(.12)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.17)	(.11)	(.09)	(.12)	(.08)	-
Redemption fees added to paid in capital E	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.53	$ 16.72	$ 12.49	$ 8.29	$ 9.62	$ 13.26
Total Return B, C, D	17.89%	34.98%	52.29%	(12.87)%	(26.97)%	13.92%
Ratios to Average Net Assets G
Expenses before expense reductions	2.38% A	3.07%	5.92%	5.99%	4.96%	3.95%
Expenses net of voluntary waivers, if any	1.72% A	2.02%	2.02%	2.15%	2.11%	2.06%
Expenses net of all reductions	1.68% A	1.98%	2.02%	2.12%	2.05%	2.04%
Net investment income (loss)	1.85% A	1.63%	1.22%	.86%	1.22%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,426	$ 1,954	$ 918	$ 428	$ 546	$ 921
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 12.44	$ 8.24	$ 9.57	$ 13.21	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.15	.20	.10	.06	.11 F	(.11)
Net realized and unrealized gain (loss)	2.75	4.07	4.16	(1.30)	(3.67)	1.70
Total from investment operations	2.90	4.27	4.26	(1.24)	(3.56)	1.59
Distributions from net investment income	(.15)	(.09)	(.06)	(.09)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.15)	(.09)	(.06)	(.09)	(.08)	-
Redemption fees added to paid in capital E	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.42	$ 16.63	$ 12.44	$ 8.24	$ 9.57	$ 13.21
Total Return B, C, D	17.74%	34.59%	52.06%	(13.18)%	(27.07)%	13.68%
Ratios to Average Net Assets G
Expenses before expense reductions	2.72% A	3.47%	6.58%	6.65%	5.48%	4.26%
Expenses net of voluntary waivers, if any	1.99% A	2.27%	2.27%	2.40%	2.36%	2.32%
Expenses net of all reductions	1.95% A	2.23%	2.27%	2.37%	2.30%	2.30%
Net investment income (loss)	1.58% A	1.38%	.97%	.61%	.97%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,544	$ 2,585	$ 1,315	$ 836	$ 1,124	$ 2,041
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 12.29	$ 8.13	$ 9.44	$ 13.08	$ 11.58
Income from Investment Operations
Net investment income (loss) E	.11	.13	.05	.01	.05 F	(.18)
Net realized and unrealized gain (loss)	2.71	4.02	4.12	(1.28)	(3.61)	1.68
Total from investment operations	2.82	4.15	4.17	(1.27)	(3.56)	1.50
Distributions from net investment income	(.10)	(.05)	(.01)	(.04)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.10)	(.05)	(.01)	(.04)	(.08)	-
Redemption fees added to paid in capital E	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.16	$ 16.40	$ 12.29	$ 8.13	$ 9.44	$ 13.08
Total Return B, C, D	17.48%	33.95%	51.35%	(13.56)%	(27.34)%	12.95%
Ratios to Average Net Assets G
Expenses before expense reductions	3.11% A	3.67%	6.80%	6.90%	5.81%	4.78%
Expenses net of voluntary waivers, if any	2.45% A	2.77%	2.77%	2.90%	2.86%	2.82%
Expenses net of all reductions	2.41% A	2.73%	2.77%	2.87%	2.80%	2.80%
Net investment income (loss)	1.11% A	.88%	.47%	.11%	.46%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,169	$ 3,222	$ 1,513	$ 814	$ 1,003	$ 1,659
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 12.25	$ 8.11	$ 9.43	$ 13.07	$ 11.57
Income from Investment Operations
Net investment income (loss) E	.11	.13	.05	.01	.06 F	(.18)
Net realized and unrealized gain (loss)	2.70	4.01	4.10	(1.28)	(3.62)	1.68
Total from investment operations	2.81	4.14	4.15	(1.27)	(3.56)	1.50
Distributions from net investment income	(.10)	(.05)	(.01)	(.05)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.10)	(.05)	(.01)	(.05)	(.08)	-
Redemption fees added to paid in capital E	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.10	$ 16.35	$ 12.25	$ 8.11	$ 9.43	$ 13.07
Total Return B, C, D	17.47%	33.98%	51.23%	(13.60)%	(27.36)%	12.96%
Ratios to Average Net Assets G
Expenses before expense reductions	3.14% A	3.83%	6.85%	6.88%	5.82%	4.76%
Expenses net of voluntary waivers, if any	2.46% A	2.77%	2.77%	2.90%	2.86%	2.82%
Expenses net of all reductions	2.42% A	2.73%	2.77%	2.87%	2.79%	2.80%
Net investment income (loss)	1.11% A	.88%	.47%	.11%	.47%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,195	$ 2,167	$ 1,114	$ 686	$ 759	$ 1,165
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 12.64	$ 8.35	$ 9.69	$ 13.32	$ 11.67
Income from Investment Operations
Net investment income (loss) D	.21	.28	.14	.11	.17 E	(.04)
Net realized and unrealized gain (loss)	2.80	4.15	4.24	(1.30)	(3.72)	1.69
Total from investment operations	3.01	4.43	4.38	(1.19)	(3.55)	1.65
Distributions from net investment income	(.17)	(.11)	(.09)	(.15)	-	-
Distributions from net realized gain	-	-	-	-	(.08)	-
Total distributions	(.17)	(.11)	(.09)	(.15)	(.08)	-
Redemption fees added to paid in capital D	.04	.01	-	-	-	-
Net asset value, end of period	$ 19.85	$ 16.97	$ 12.64	$ 8.35	$ 9.69	$ 13.32
Total Return B, C	18.04%	35.36%	52.99%	(12.65)%	(26.77)%	14.14%
Ratios to Average Net Assets F
Expenses before expense reductions	1.91% A	2.14%	5.40%	5.49%	4.54%	3.56%
Expenses net of voluntary waivers, if any	1.44% A	1.77%	1.77%	1.90%	1.86%	1.81%
Expenses net of all reductions	1.41% A	1.73%	1.77%	1.87%	1.80%	1.79%
Net investment income (loss)	2.12% A	1.88%	1.47%	1.11%	1.46%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,583	$ 3,440	$ 210	$ 285	$ 344	$ 524
Portfolio turnover rate	18% A	71%	67%	132%	111%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,982,838
Unrealized depreciation	(603,407)
Net unrealized appreciation (depreciation)	$ 4,379,431
Cost for federal income tax purposes	$ 18,923,222

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $9,289,803 and $1,713,149, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,327	$ 365
Class T	.25%	.25%	9,804	721
Class B	.75%	.25%	23,153	17,799
Class C	.75%	.25%	16,376	8,146
			$ 53,660	$ 27,031

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,503
Class T	1,603
Class B*	3,083
Class C*	5,951
$ 25,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 7,006	.41*
Class T	9,614	.49*
Class B	8,819	.38*
Class C	6,795	.41*
Institutional Class	3,851	.18*
	$ 36,085

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,321 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $523 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00% - 1.50%*	$ 11,528
Class T	2.25% - 1.75%*	14,319
Class B	2.75% - 2.25%*	15,258
Class C	2.75% - 2.25%*	11,194
Institutional Class	1.75% - 1.25%*	9,955
		$ 62,254

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,808 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 24,366	$ 10,215
Class T	23,671	10,212
Class B	21,602	7,001
Class C	13,964	5,151
Institutional Class	34,935	2,130
Total	$ 118,538	$ 34,709

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	178,207	276,925	$ 3,498,685	$ 4,006,837
Reinvestment of distributions	1,263	755	23,193	10,009
Shares redeemed	(69,706)	(234,253)	(1,350,204)	(3,410,954)
Net increase (decrease)	109,764	43,427	$ 2,171,674	$ 605,892
Class T
Shares sold	157,001	108,101	$ 3,165,085	$ 1,626,926
Reinvestment of distributions	1,255	741	22,942	9,793
Shares redeemed	(79,666)	(59,194)	(1,608,828)	(847,801)
Net increase (decrease)	78,590	49,648	$ 1,579,199	$ 788,918
Class B
Shares sold	104,478	125,045	$ 2,010,924	$ 1,827,579
Reinvestment of distributions	1,091	510	19,707	6,666
Shares redeemed	(32,218)	(52,239)	(617,959)	(743,755)
Net increase (decrease)	73,351	73,316	$ 1,412,672	$ 1,090,490
Class C´
Shares sold	128,357	85,290	$ 2,522,297	$ 1,256,003
Reinvestment of distributions	709	363	12,755	4,728
Shares redeemed	(41,931)	(44,079)	(821,870)	(631,163)
Net increase (decrease)	87,135	41,574	$ 1,713,182	$ 629,568
Institutional Class
Shares sold	38,687	454,651	$ 805,487	$ 6,720,457
Reinvestment of distributions	1,584	131	29,523	1,760
Shares redeemed	(12,051)	(268,729)	(243,264)	(4,060,526)
Net increase (decrease)	28,220	186,053	$ 591,746	$ 2,661,691

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ALAFI-USAN-0605
1.784897.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,050.80	$ 6.46
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,050.80	$ 6.97
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 6.85
Class B
Actual	$ 1,000.00	$ 1,047.20	$ 10.56
HypotheticalA	$ 1,000.00	$ 1,014.48	$ 10.39
Class C
Actual	$ 1,000.00	$ 1,047.00	$ 10.25
HypotheticalA	$ 1,000.00	$ 1,014.78	$ 10.09
Institutional Class
Actual	$ 1,000.00	$ 1,053.10	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.27%
Class T	1.37%
Class B	2.08%
Class C	2.02%
Institutional Class	.83%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA Series B (France, Oil & Gas)	4.4	2.3
Allianz AG (Reg.) (Germany, Insurance)	3.9	1.8
Nokia Corp. (Finland, Communications Equipment)	3.6	0.5
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	3.2	2.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.5	4.1
	17.6
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.9	24.5
Information Technology	25.1	16.7
Consumer Discretionary	9.7	10.2
Energy	9.4	7.5
Health Care	7.1	8.4
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.1	17.7
United Kingdom	11.6	16.5
France	11.2	9.5
Switzerland	10.6	6.6
Germany	8.3	11.9
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 97.5%	Stocks 94.0%
Bonds 0.0%	Bonds 0.6%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 5.4%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1) (000s)
Belgium - 0.4%
Fortis	146,100	$ 4,075
Brazil - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR	101,900	3,128
Canada - 2.1%
Alcan, Inc.	106,400	3,450
EnCana Corp.	132,300	8,468
Inmet Mining Corp. (a)	115,300	1,471
Research In Motion Ltd. (a)	69,200	4,456
Talisman Energy, Inc.	160,200	4,834
TOTAL CANADA		22,679
China - 0.3%
Global Bio-Chem Technology Group Co. Ltd.	3,136,000	2,052
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	394,000	17
People's Food Holdings Ltd.	1,259,000	830
TOTAL CHINA		2,899
Denmark - 0.4%
Novo Nordisk AS Series B	91,100	4,635
Finland - 3.6%
Nokia Corp.	2,355,600	37,642
France - 11.2%
Accor SA	150,512	6,919
Alcatel SA sponsored ADR (a)(d)	649,100	6,984
AXA SA (d)	319,660	7,902
BNP Paribas SA	86,081	5,694
Dassault Systemes SA	53,390	2,515
France Telecom SA	140,599	4,114
L'Oreal SA	37,534	2,712
Lagardere S.C.A. (Reg.)	67,500	4,904
Pernod-Ricard	32,900	5,024
Sanofi-Aventis sponsored ADR	233,100	10,343
Thomson SA	222,700	5,499
Total SA Series B	208,097	46,160
Vivendi Universal SA sponsored ADR (d)	316,300	9,378
TOTAL FRANCE		118,148
Germany - 8.3%
Allianz AG (Reg.) (d)	346,500	41,580
BASF AG (d)	134,332	8,718
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Deutsche Boerse AG	55,610	$ 4,221
Deutsche Telekom AG sponsored ADR (d)	675,900	12,700
E.ON AG (d)	54,679	4,642
Epcos AG (a)(d)	234,400	2,675
Infineon Technologies AG sponsored ADR (a)(d)	770,700	6,474
SAP AG sponsored ADR	168,400	6,640
TOTAL GERMANY		87,650
Hong Kong - 2.1%
ASM Pacific Technology Ltd.	804,500	3,272
Esprit Holdings Ltd.	393,500	2,928
Hong Kong Exchanges & Clearing Ltd.	960,000	2,340
Hutchison Whampoa Ltd.	215,700	1,923
Techtronic Industries Co. Ltd.	2,971,000	6,613
Television Broadcasts Ltd.	601,000	3,022
Wharf Holdings Ltd.	709,000	2,360
TOTAL HONG KONG		22,458
India - 2.5%
Cipla Ltd.	537,674	3,270
Housing Development Finance Corp. Ltd.	502,811	8,465
Infosys Technologies Ltd.	146,721	6,374
Reliance Industries Ltd.	175,500	2,134
Satyam Computer Services Ltd.	531,754	4,895
State Bank of India	102,900	1,513
TOTAL INDIA		26,651
Ireland - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	55,600	2,232
Italy - 1.2%
Banca Intesa Spa	471,200	2,258
ENI Spa	403,391	10,122
TOTAL ITALY		12,380
Japan - 20.1%
Advantest Corp.	102,500	7,234
Aeon Co. Ltd.	429,500	6,677
Bridgestone Corp.	67,000	1,288
Canon, Inc.	100,600	5,235
Daiwa Securities Group, Inc.	1,670,000	10,592
Fast Retailing Co. Ltd.	59,300	3,512
Honda Motor Co. Ltd.	120,500	5,808
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Ito Yokado Ltd.	150,600	$ 5,214
JAFCO Co. Ltd.	113,800	6,556
Matsui Securities Co. Ltd. (d)	40,500	550
Matsui Securities Co. Ltd. New (d)	81,000	1,093
Millea Holdings, Inc.	165	2,250
Mitsui & Co. Ltd.	326,000	3,100
Mizuho Financial Group, Inc.	2,818	13,250
Murata Manufacturing Co. Ltd.	128,700	6,407
Nikko Cordial Corp.	3,758,000	17,562
Nitto Denko Corp.	122,000	6,667
Nomura Holdings, Inc.	1,432,700	18,281
Oracle Corp. Japan (d)	45,500	1,988
ORIX Corp.	42,100	5,738
Ricoh Co. Ltd.	346,000	5,524
Rohm Co. Ltd.	62,500	5,895
Softbank Corp. (d)	89,200	3,590
Sompo Japan Insurance, Inc.	352,000	3,421
Sumitomo Mitsui Financial Group, Inc.	3,117	20,156
T&D Holdings, Inc.	49,450	2,443
TDK Corp.	62,800	4,396
Tokyo Electron Ltd.	299,700	15,492
Toyota Motor Corp.	327,800	11,917
USS Co. Ltd.	16,980	1,349
Yahoo! Japan Corp.	2,773	6,215
Yahoo! Japan Corp. New	1,573	3,541
TOTAL JAPAN		212,941
Korea (South) - 4.4%
Honam Petrochemical Corp.	83,290	3,721
Hyundai Motor Co.	52,781	2,853
Kookmin Bank	236,530	9,963
LG Electronics, Inc.	227,540	15,175
Samsung Electro-Mechanics Co. Ltd.	86,790	1,989
Samsung Electronics Co. Ltd.	10,000	4,533
Shinhan Financial Group Co. Ltd.	208,970	5,397
Shinsegae Co. Ltd.	8,090	2,580
TOTAL KOREA (SOUTH)		46,211
Netherlands - 6.2%
Aegon NV	635,200	7,966
ASML Holding NV (a)	2,370,422	34,347
EADS NV	164,500	4,695
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	423,746	$ 11,615
VNU NV	246,240	6,964
TOTAL NETHERLANDS		65,587
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	114,900	2,961
Singapore - 0.7%
STATS ChipPAC Ltd. (a)	11,178,000	6,824
United Test & Assembly Center Ltd. (a)	2,852,000	992
TOTAL SINGAPORE		7,816
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	385,000	5,960
Banco Santander Central Hispano SA	543,760	6,308
Telefonica SA	650,627	11,061
TOTAL SPAIN		23,329
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)(d)	77,300	2,276
Switzerland - 10.6%
ABB Ltd. (Reg.) (a)	1,313,172	8,187
Actelion Ltd. (Reg.) (a)	38,879	4,188
Compagnie Financiere Richemont unit	141,702	4,244
Credit Suisse Group (Reg.) (d)	610,168	25,700
Nestle SA (Reg.)	31,739	8,392
Novartis AG (Reg.)	363,847	17,730
Phonak Holding AG	97,816	3,429
Roche Holding AG (participation certificate)	149,970	18,193
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	2,028	1,379
UBS AG (Reg.) (d)	250,919	20,149
TOTAL SWITZERLAND		111,591
Taiwan - 6.4%
Acer, Inc.	3,273,000	5,364
Advanced Semiconductor Engineering, Inc.	8,245,000	5,490
Hon Hai Precision Industries Co. Ltd.	998,328	4,746
King Yuan Electronics Co. Ltd.	1,506,000	1,075
Siliconware Precision Industries Co. Ltd.	7,292,000	6,326
Sunplus Technology Co. Ltd.	2,129,000	2,845
Taiwan Semiconductor Manufacturing Co. Ltd.	6,162,000	10,237
United Microelectronics Corp.	40,598,400	23,912
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Taiwan - continued
United Microelectronics Corp. sponsored ADR (d)	1,304,900	$ 4,241
Yageo Corp. (a)	12,413,000	3,795
TOTAL TAIWAN		68,031
United Kingdom - 11.6%
3i Group PLC	311,453	3,828
AstraZeneca PLC (United Kingdom)	223,600	9,827
BAE Systems PLC	487,100	2,395
BHP Billiton PLC	467,002	5,749
BP PLC	2,549,308	25,875
British Sky Broadcasting Group PLC (BSkyB)	292,200	3,040
HSBC Holdings PLC (United Kingdom) (Reg.)	669,583	10,720
ITV PLC	2,015,708	4,699
Man Group PLC	274,797	6,427
Reckitt Benckiser PLC	150,600	4,912
Rio Tinto PLC (Reg.)	357,818	10,788
Smiths Group PLC	150,500	2,482
Tesco PLC	366,811	2,176
Vodafone Group PLC	10,195,479	26,651
Xstrata PLC	176,900	3,074
TOTAL UNITED KINGDOM		122,643
United States of America - 2.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	159,500	5,528
Honeywell International, Inc.	140,100	5,010
NTL, Inc. (a)	38,000	2,431
Synthes, Inc.	35,352	4,029
Telewest Global, Inc. (a)	350,531	6,499
TOTAL UNITED STATES OF AMERICA		23,497
TOTAL COMMON STOCKS (Cost $1,045,679)		1,031,460
Money Market Funds - 13.5%
	Shares	Value (Note 1) (000s)
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c) (Cost $142,822)	142,821,844	$ 142,822
TOTAL INVESTMENT PORTFOLIO - 111.0% (Cost $1,188,501)		1,174,282
NET OTHER ASSETS - (11.0)%		(116,747)
NET ASSETS - 100%		$ 1,057,535
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $242,306,000 of which $97,325,000 and $144,981,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $136,558) (cost $1,188,501) - See accompanying schedule		$ 1,174,282
Foreign currency held at value (cost $15,434)		15,435
Receivable for investments sold		27,160
Receivable for fund shares sold		1,066
Dividends receivable		3,587
Interest receivable		8
Prepaid expenses		5
Other receivables		513
Total assets		1,222,056

Liabilities
Payable for investments purchased	$ 1,236
Payable for fund shares redeemed	2,957
Accrued management fee	452
Distribution fees payable	381
Notes payable	15,197
Other affiliated payables	306
Other payables and accrued expenses	1,170
Collateral on securities loaned, at value	142,822
Total liabilities		164,521

Net Assets		$ 1,057,535
Net Assets consist of:
Paid in capital		$ 1,124,363
Undistributed net investment income		3,557
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,391)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,994)
Net Assets		$ 1,057,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($113,288 ÷ 6,836 shares)	$ 16.57

Maximum offering price per share (100/94.25 of $16.57)	$ 17.58
Class T: Net Asset Value and redemption price per share ($610,991 ÷ 36,282 shares)	$ 16.84

Maximum offering price per share (100/96.50 of $16.84)	$ 17.45
Class B: Net Asset Value and offering price per share ($51,887 ÷ 3,248 shares)A	$ 15.98

Class C: Net Asset Value and offering price per share ($37,433 ÷ 2,302 shares)A	$ 16.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($243,936 ÷ 14,526 shares)	$ 16.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 14,905
Interest		344
Security lending		566
		15,815
Less foreign taxes withheld		(1,750)
Total income		14,065

Expenses
Management fee Basic fee	$ 5,225
Performance adjustment	(1,341)
Transfer agent fees	1,718
Distribution fees	3,135
Accounting and security lending fees	353
Independent trustees' compensation	4
Custodian fees and expenses	309
Registration fees	63
Audit	42
Legal	3
Interest	32
Miscellaneous	9
Total expenses before reductions	9,552
Expense reductions	(428)	9,124
Net investment income (loss)		4,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $102)	203,027
Foreign currency transactions	918
Total net realized gain (loss)		203,945
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $176)	(102,416)
Assets and liabilities in foreign currencies	(36)
Total change in net unrealized appreciation (depreciation)		(102,452)
Net gain (loss)		101,493
Net increase (decrease) in net assets resulting from operations		$ 106,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,941	$ 1,999
Net realized gain (loss)	203,945	144,792
Change in net unrealized appreciation (depreciation)	(102,452)	(48)
Net increase (decrease) in net assets resulting from operations	106,434	146,743
Distributions to shareholders from net investment income	(2,281)	(9,233)
Distributions to shareholders from net realized gain	(5,591)	-
Total distributions	(7,872)	(9,233)
Share transactions - net increase (decrease)	(628,733)	98,813
Redemption fees	20	19
Total increase (decrease) in net assets	(530,151)	236,342

Net Assets
Beginning of period	1,587,686	1,351,344
End of period (including undistributed net investment income of $3,557 and undistributed net investment income of $897, respectively)	$ 1,057,535	$ 1,587,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 14.41	$ 11.01	$ 12.90	$ 19.88	$ 20.59
Income from Investment Operations
Net investment income (loss) E	.06	.04 I	.05	.01	.06	.06 F
Net realized and unrealized gain (loss)	.75	1.54	3.35	(1.90)	(4.89)	.38
Total from investment operations	.81	1.58	3.40	(1.89)	(4.83)	.44
Distributions from net investment income	(.04)	(.13)	-	-	(.43)	(.08)
Distributions in excess of net investment income	-	-	-	-	-	(.09)
Distributions from net realized gain	(.06)	-	-	-	(1.72)	(.98)
Total distributions	(.10)	(.13)	-	-	(2.15)	(1.15)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 16.57	$ 15.86	$ 14.41	$ 11.01	$ 12.90	$ 19.88
Total Return B, C, D	5.08%	11.03%	30.88%	(14.65)%	(27.16)%	1.78%
Ratios to Average Net Assets G
Expenses before expense reductions	1.27% A	1.36%	1.34%	1.56%	1.46%	1.49%
Expenses net of voluntary waivers, if any	1.27% A	1.36%	1.34%	1.56%	1.46%	1.49%
Expenses net of all reductions	1.21% A	1.32%	1.30%	1.52%	1.41%	1.46%
Net investment income (loss)	.74% A	.24% I	.43%	.07%	.40%	.28%
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 115	$ 68	$ 44	$ 46	$ 44
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been .21%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 14.61	$ 11.18	$ 13.11	$ 20.13	$ 20.83
Income from Investment Operations
Net investment income (loss) E	.06	.02 I	.04	(.01)	.04	.02 F
Net realized and unrealized gain (loss)	.76	1.56	3.39	(1.92)	(4.99)	.39
Total from investment operations	.82	1.58	3.43	(1.93)	(4.95)	.41
Distributions from net investment income	(.01)	(.10)	-	-	(.35)	(.06)
Distributions in excess of net investment income	-	-	-	-	-	(.07)
Distributions from net realized gain	(.06)	-	-	-	(1.72)	(.98)
Total distributions	(.07)	(.10)	-	-	(2.07)	(1.11)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 16.84	$ 16.09	$ 14.61	$ 11.18	$ 13.11	$ 20.13
Total Return B, C, D	5.08%	10.86%	30.68%	(14.72)%	(27.33)%	1.62%
Ratios to Average Net Assets G
Expenses before expense reductions	1.37% A	1.48%	1.46%	1.68%	1.62%	1.67%
Expenses net of voluntary waivers, if any	1.37% A	1.48%	1.46%	1.68%	1.62%	1.67%
Expenses net of all reductions	1.31% A	1.43%	1.42%	1.64%	1.57%	1.65%
Net investment income (loss)	.64% A	.12% I	.31%	(.05)%	.24%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 611	$ 1,181	$ 1,114	$ 928	$ 1,185	$ 1,678
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been .09%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 13.87	$ 10.71	$ 12.63	$ 19.49	$ 20.25
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10) I	(.06)	(.08)	(.06)	(.11) F
Net realized and unrealized gain (loss)	.73	1.50	3.22	(1.84)	(4.83)	.39
Total from investment operations	.72	1.40	3.16	(1.92)	(4.89)	.28
Distributions from net investment income	-	(.01)	-	-	(.25)	(.03)
Distributions in excess of net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	(1.72)	(.98)
Total distributions	-	(.01)	-	-	(1.97)	(1.04)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 15.98	$ 15.26	$ 13.87	$ 10.71	$ 12.63	$ 19.49
Total Return B, C, D	4.72%	10.10%	29.51%	(15.20)%	(27.83)%	1.02%
Ratios to Average Net Assets G
Expenses before expense reductions	2.08% A	2.25%	2.27%	2.43%	2.27%	2.27%
Expenses net of voluntary waivers, if any	2.08% A	2.25%	2.27%	2.30%	2.27%	2.27%
Expenses net of all reductions	2.02% A	2.21%	2.22%	2.26%	2.23%	2.25%
Net investment income (loss)	(.07)% A	(.65)% I	(.49)%	(.66)%	(.42)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 57	$ 59	$ 53	$ 80	$ 125
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (.68)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 14.11	$ 10.88	$ 12.84	$ 19.80	$ 20.58
Income from Investment Operations
Net investment income (loss) E	- H	(.08) I	(.05)	(.08)	(.05)	(.10) F
Net realized and unrealized gain (loss)	.73	1.52	3.28	(1.88)	(4.89)	.39
Total from investment operations	.73	1.44	3.23	(1.96)	(4.94)	.29
Distributions from net investment income	-	(.02)	-	-	(.30)	(.04)
Distributions in excess of net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	-	-	-	-	(1.72)	(.98)
Total distributions	-	(.02)	-	-	(2.02)	(1.07)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 16.26	$ 15.53	$ 14.11	$ 10.88	$ 12.84	$ 19.80
Total Return B, C, D	4.70%	10.21%	29.69%	(15.26)%	(27.70)%	1.05%
Ratios to Average Net Assets G
Expenses before expense reductions	2.02% A	2.14%	2.17%	2.34%	2.19%	2.22%
Expenses net of voluntary waivers, if any	2.02% A	2.14%	2.17%	2.30%	2.19%	2.22%
Expenses net of all reductions	1.96% A	2.10%	2.13%	2.26%	2.14%	2.20%
Net investment income (loss)	(.02)% A	(.54)% I	(.40)%	(.66)%	(.34)%	(.45)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 40	$ 41	$ 36	$ 52	$ 76
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (.57)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 14.60	$ 11.11	$ 12.97	$ 19.95	$ 20.62
Income from Investment Operations
Net investment income (loss) D	.10	.10 H	.10	.06	.12	.14 E
Net realized and unrealized gain (loss)	.76	1.56	3.39	(1.92)	(4.91)	.38
Total from investment operations	.86	1.66	3.49	(1.86)	(4.79)	.52
Distributions from net investment income	(.10)	(.17)	-	-	(.47)	(.10)
Distributions in excess of net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	(.06)	-	-	-	(1.72)	(.98)
Total distributions	(.16)	(.17)	-	-	(2.19)	(1.19)
Redemption fees added to paid in capital D	- G	- G	-	-	-	-
Net asset value, end of period	$ 16.79	$ 16.09	$ 14.60	$ 11.11	$ 12.97	$ 19.95
Total Return B, C	5.31%	11.46%	31.41%	(14.34)%	(26.89)%	2.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.98%	.93%	1.14%	1.06%	1.13%
Expenses net of voluntary waivers, if any	.83% A	.98%	.93%	1.14%	1.06%	1.13%
Expenses net of all reductions	.78% A	.93%	.89%	1.10%	1.02%	1.11%
Net investment income (loss)	1.17% A	.62% H	.84%	.49%	.79%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 244	$ 194	$ 69	$ 63	$ 69	$ 90
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been .59%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,396
Unrealized depreciation	(101,549)
Net unrealized appreciation (depreciation)	$ (24,153)
Cost for federal income tax purposes	$ 1,198,435

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $566,307 and $1,137,565, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 148	$ 2
Class T	.25%	.25%	2,497	52
Class B	.75%	.25%	288	217
Class C	.75%	.25%	202	15
			$ 3,135	$ 286

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	10
Class B*	50
Class C*	1
$ 72

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 217	.37*
Class T	1,090	.22*
Class B	123	.43*
Class C	75	.37*
Institutional Class	213	.18*
	$ 1,718

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $335 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 24,816	2.70%	-	$ 32

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,536. The weighted average interest rate was 2.81%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $428 for the period.

9. Other information.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the fund.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 302	$ 690
Class T	731	7,601
Class B	-	43
Class C	-	60
Institutional Class	1,248	839
Total	$ 2,281	$ 9,233
From net realized gain
Class A	$ 453	$ -
Class T	4,389	-
Institutional Class	749	-
Total	$ 5,591	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	1,938	7,000	$ 33,066	$ 108,791
Reinvestment of distributions	39	42	666	626
Shares redeemed	(2,396)	(4,530)	(41,224)	(70,180)
Net increase (decrease)	(419)	2,512	$ (7,492)	$ 39,237
Class T
Shares sold	5,805	24,989	$ 100,433	$ 393,254
Reinvestment of distributions	288	495	5,033	7,425
Shares redeemed	(43,217)	(28,317)	(756,283)	(445,467)
Net increase (decrease)	(37,124)	(2,833)	$ (650,817)	$ (44,788)
Class B
Shares sold	145	620	$ 2,399	$ 9,320
Reinvestment of distributions	-	3	-	38
Shares redeemed	(616)	(1,179)	(10,157)	(17,557)
Net increase (decrease)	(471)	(556)	$ (7,758)	$ (8,199)
Class C
Shares sold	190	667	$ 3,187	$ 10,090
Reinvestment of distributions	-	4	-	52
Shares redeemed	(481)	(957)	(8,055)	(14,442)
Net increase (decrease)	(291)	(286)	$ (4,868)	$ (4,300)
Institutional Class
Shares sold	3,386	9,569	$ 58,525	$ 152,454
Reinvestment of distributions	61	35	1,066	515
Shares redeemed	(1,004)	(2,281)	(17,389)	(36,106)
Net increase (decrease)	2,443	7,323	$ 42,202	$ 116,863

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

OS-USAN-0605
1.784903.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,050.80	$ 6.46
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.36
Class T
Actual	$ 1,000.00	$ 1,050.80	$ 6.97
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 6.85
Class B
Actual	$ 1,000.00	$ 1,047.20	$ 10.56
HypotheticalA	$ 1,000.00	$ 1,014.48	$ 10.39
Class C
Actual	$ 1,000.00	$ 1,047.00	$ 10.25
HypotheticalA	$ 1,000.00	$ 1,014.78	$ 10.09
Institutional Class
Actual	$ 1,000.00	$ 1,053.10	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.27%
Class T	1.37%
Class B	2.08%
Class C	2.02%
Institutional Class	.83%

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA Series B (France, Oil & Gas)	4.4	2.3
Allianz AG (Reg.) (Germany, Insurance)	3.9	1.8
Nokia Corp. (Finland, Communications Equipment)	3.6	0.5
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	3.2	2.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.5	4.1
	17.6
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.9	24.5
Information Technology	25.1	16.7
Consumer Discretionary	9.7	10.2
Energy	9.4	7.5
Health Care	7.1	8.4
Top Five Countries as of April 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.1	17.7
United Kingdom	11.6	16.5
France	11.2	9.5
Switzerland	10.6	6.6
Germany	8.3	11.9
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Stocks 97.5%	Stocks 94.0%
Bonds 0.0%	Bonds 0.6%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 5.4%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1) (000s)
Belgium - 0.4%
Fortis	146,100	$ 4,075
Brazil - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR	101,900	3,128
Canada - 2.1%
Alcan, Inc.	106,400	3,450
EnCana Corp.	132,300	8,468
Inmet Mining Corp. (a)	115,300	1,471
Research In Motion Ltd. (a)	69,200	4,456
Talisman Energy, Inc.	160,200	4,834
TOTAL CANADA		22,679
China - 0.3%
Global Bio-Chem Technology Group Co. Ltd.	3,136,000	2,052
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	394,000	17
People's Food Holdings Ltd.	1,259,000	830
TOTAL CHINA		2,899
Denmark - 0.4%
Novo Nordisk AS Series B	91,100	4,635
Finland - 3.6%
Nokia Corp.	2,355,600	37,642
France - 11.2%
Accor SA	150,512	6,919
Alcatel SA sponsored ADR (a)(d)	649,100	6,984
AXA SA (d)	319,660	7,902
BNP Paribas SA	86,081	5,694
Dassault Systemes SA	53,390	2,515
France Telecom SA	140,599	4,114
L'Oreal SA	37,534	2,712
Lagardere S.C.A. (Reg.)	67,500	4,904
Pernod-Ricard	32,900	5,024
Sanofi-Aventis sponsored ADR	233,100	10,343
Thomson SA	222,700	5,499
Total SA Series B	208,097	46,160
Vivendi Universal SA sponsored ADR (d)	316,300	9,378
TOTAL FRANCE		118,148
Germany - 8.3%
Allianz AG (Reg.) (d)	346,500	41,580
BASF AG (d)	134,332	8,718
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Deutsche Boerse AG	55,610	$ 4,221
Deutsche Telekom AG sponsored ADR (d)	675,900	12,700
E.ON AG (d)	54,679	4,642
Epcos AG (a)(d)	234,400	2,675
Infineon Technologies AG sponsored ADR (a)(d)	770,700	6,474
SAP AG sponsored ADR	168,400	6,640
TOTAL GERMANY		87,650
Hong Kong - 2.1%
ASM Pacific Technology Ltd.	804,500	3,272
Esprit Holdings Ltd.	393,500	2,928
Hong Kong Exchanges & Clearing Ltd.	960,000	2,340
Hutchison Whampoa Ltd.	215,700	1,923
Techtronic Industries Co. Ltd.	2,971,000	6,613
Television Broadcasts Ltd.	601,000	3,022
Wharf Holdings Ltd.	709,000	2,360
TOTAL HONG KONG		22,458
India - 2.5%
Cipla Ltd.	537,674	3,270
Housing Development Finance Corp. Ltd.	502,811	8,465
Infosys Technologies Ltd.	146,721	6,374
Reliance Industries Ltd.	175,500	2,134
Satyam Computer Services Ltd.	531,754	4,895
State Bank of India	102,900	1,513
TOTAL INDIA		26,651
Ireland - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	55,600	2,232
Italy - 1.2%
Banca Intesa Spa	471,200	2,258
ENI Spa	403,391	10,122
TOTAL ITALY		12,380
Japan - 20.1%
Advantest Corp.	102,500	7,234
Aeon Co. Ltd.	429,500	6,677
Bridgestone Corp.	67,000	1,288
Canon, Inc.	100,600	5,235
Daiwa Securities Group, Inc.	1,670,000	10,592
Fast Retailing Co. Ltd.	59,300	3,512
Honda Motor Co. Ltd.	120,500	5,808
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Ito Yokado Ltd.	150,600	$ 5,214
JAFCO Co. Ltd.	113,800	6,556
Matsui Securities Co. Ltd. (d)	40,500	550
Matsui Securities Co. Ltd. New (d)	81,000	1,093
Millea Holdings, Inc.	165	2,250
Mitsui & Co. Ltd.	326,000	3,100
Mizuho Financial Group, Inc.	2,818	13,250
Murata Manufacturing Co. Ltd.	128,700	6,407
Nikko Cordial Corp.	3,758,000	17,562
Nitto Denko Corp.	122,000	6,667
Nomura Holdings, Inc.	1,432,700	18,281
Oracle Corp. Japan (d)	45,500	1,988
ORIX Corp.	42,100	5,738
Ricoh Co. Ltd.	346,000	5,524
Rohm Co. Ltd.	62,500	5,895
Softbank Corp. (d)	89,200	3,590
Sompo Japan Insurance, Inc.	352,000	3,421
Sumitomo Mitsui Financial Group, Inc.	3,117	20,156
T&D Holdings, Inc.	49,450	2,443
TDK Corp.	62,800	4,396
Tokyo Electron Ltd.	299,700	15,492
Toyota Motor Corp.	327,800	11,917
USS Co. Ltd.	16,980	1,349
Yahoo! Japan Corp.	2,773	6,215
Yahoo! Japan Corp. New	1,573	3,541
TOTAL JAPAN		212,941
Korea (South) - 4.4%
Honam Petrochemical Corp.	83,290	3,721
Hyundai Motor Co.	52,781	2,853
Kookmin Bank	236,530	9,963
LG Electronics, Inc.	227,540	15,175
Samsung Electro-Mechanics Co. Ltd.	86,790	1,989
Samsung Electronics Co. Ltd.	10,000	4,533
Shinhan Financial Group Co. Ltd.	208,970	5,397
Shinsegae Co. Ltd.	8,090	2,580
TOTAL KOREA (SOUTH)		46,211
Netherlands - 6.2%
Aegon NV	635,200	7,966
ASML Holding NV (a)	2,370,422	34,347
EADS NV	164,500	4,695
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	423,746	$ 11,615
VNU NV	246,240	6,964
TOTAL NETHERLANDS		65,587
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	114,900	2,961
Singapore - 0.7%
STATS ChipPAC Ltd. (a)	11,178,000	6,824
United Test & Assembly Center Ltd. (a)	2,852,000	992
TOTAL SINGAPORE		7,816
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	385,000	5,960
Banco Santander Central Hispano SA	543,760	6,308
Telefonica SA	650,627	11,061
TOTAL SPAIN		23,329
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)(d)	77,300	2,276
Switzerland - 10.6%
ABB Ltd. (Reg.) (a)	1,313,172	8,187
Actelion Ltd. (Reg.) (a)	38,879	4,188
Compagnie Financiere Richemont unit	141,702	4,244
Credit Suisse Group (Reg.) (d)	610,168	25,700
Nestle SA (Reg.)	31,739	8,392
Novartis AG (Reg.)	363,847	17,730
Phonak Holding AG	97,816	3,429
Roche Holding AG (participation certificate)	149,970	18,193
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	2,028	1,379
UBS AG (Reg.) (d)	250,919	20,149
TOTAL SWITZERLAND		111,591
Taiwan - 6.4%
Acer, Inc.	3,273,000	5,364
Advanced Semiconductor Engineering, Inc.	8,245,000	5,490
Hon Hai Precision Industries Co. Ltd.	998,328	4,746
King Yuan Electronics Co. Ltd.	1,506,000	1,075
Siliconware Precision Industries Co. Ltd.	7,292,000	6,326
Sunplus Technology Co. Ltd.	2,129,000	2,845
Taiwan Semiconductor Manufacturing Co. Ltd.	6,162,000	10,237
United Microelectronics Corp.	40,598,400	23,912
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Taiwan - continued
United Microelectronics Corp. sponsored ADR (d)	1,304,900	$ 4,241
Yageo Corp. (a)	12,413,000	3,795
TOTAL TAIWAN		68,031
United Kingdom - 11.6%
3i Group PLC	311,453	3,828
AstraZeneca PLC (United Kingdom)	223,600	9,827
BAE Systems PLC	487,100	2,395
BHP Billiton PLC	467,002	5,749
BP PLC	2,549,308	25,875
British Sky Broadcasting Group PLC (BSkyB)	292,200	3,040
HSBC Holdings PLC (United Kingdom) (Reg.)	669,583	10,720
ITV PLC	2,015,708	4,699
Man Group PLC	274,797	6,427
Reckitt Benckiser PLC	150,600	4,912
Rio Tinto PLC (Reg.)	357,818	10,788
Smiths Group PLC	150,500	2,482
Tesco PLC	366,811	2,176
Vodafone Group PLC	10,195,479	26,651
Xstrata PLC	176,900	3,074
TOTAL UNITED KINGDOM		122,643
United States of America - 2.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	159,500	5,528
Honeywell International, Inc.	140,100	5,010
NTL, Inc. (a)	38,000	2,431
Synthes, Inc.	35,352	4,029
Telewest Global, Inc. (a)	350,531	6,499
TOTAL UNITED STATES OF AMERICA		23,497
TOTAL COMMON STOCKS (Cost $1,045,679)		1,031,460
Money Market Funds - 13.5%
	Shares	Value (Note 1) (000s)
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c) (Cost $142,822)	142,821,844	$ 142,822
TOTAL INVESTMENT PORTFOLIO - 111.0% (Cost $1,188,501)		1,174,282
NET OTHER ASSETS - (11.0)%		(116,747)
NET ASSETS - 100%		$ 1,057,535
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $242,306,000 of which $97,325,000 and $144,981,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $136,558) (cost $1,188,501) - See accompanying schedule		$ 1,174,282
Foreign currency held at value (cost $15,434)		15,435
Receivable for investments sold		27,160
Receivable for fund shares sold		1,066
Dividends receivable		3,587
Interest receivable		8
Prepaid expenses		5
Other receivables		513
Total assets		1,222,056

Liabilities
Payable for investments purchased	$ 1,236
Payable for fund shares redeemed	2,957
Accrued management fee	452
Distribution fees payable	381
Notes payable	15,197
Other affiliated payables	306
Other payables and accrued expenses	1,170
Collateral on securities loaned, at value	142,822
Total liabilities		164,521

Net Assets		$ 1,057,535
Net Assets consist of:
Paid in capital		$ 1,124,363
Undistributed net investment income		3,557
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,391)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,994)
Net Assets		$ 1,057,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($113,288 ÷ 6,836 shares)	$ 16.57

Maximum offering price per share (100/94.25 of $16.57)	$ 17.58
Class T: Net Asset Value and redemption price per share ($610,991 ÷ 36,282 shares)	$ 16.84

Maximum offering price per share (100/96.50 of $16.84)	$ 17.45
Class B: Net Asset Value and offering price per share ($51,887 ÷ 3,248 shares)A	$ 15.98

Class C: Net Asset Value and offering price per share ($37,433 ÷ 2,302 shares)A	$ 16.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($243,936 ÷ 14,526 shares)	$ 16.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 14,905
Interest		344
Security lending		566
		15,815
Less foreign taxes withheld		(1,750)
Total income		14,065

Expenses
Management fee Basic fee	$ 5,225
Performance adjustment	(1,341)
Transfer agent fees	1,718
Distribution fees	3,135
Accounting and security lending fees	353
Independent trustees' compensation	4
Custodian fees and expenses	309
Registration fees	63
Audit	42
Legal	3
Interest	32
Miscellaneous	9
Total expenses before reductions	9,552
Expense reductions	(428)	9,124
Net investment income (loss)		4,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $102)	203,027
Foreign currency transactions	918
Total net realized gain (loss)		203,945
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $176)	(102,416)
Assets and liabilities in foreign currencies	(36)
Total change in net unrealized appreciation (depreciation)		(102,452)
Net gain (loss)		101,493
Net increase (decrease) in net assets resulting from operations		$ 106,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,941	$ 1,999
Net realized gain (loss)	203,945	144,792
Change in net unrealized appreciation (depreciation)	(102,452)	(48)
Net increase (decrease) in net assets resulting from operations	106,434	146,743
Distributions to shareholders from net investment income	(2,281)	(9,233)
Distributions to shareholders from net realized gain	(5,591)	-
Total distributions	(7,872)	(9,233)
Share transactions - net increase (decrease)	(628,733)	98,813
Redemption fees	20	19
Total increase (decrease) in net assets	(530,151)	236,342

Net Assets
Beginning of period	1,587,686	1,351,344
End of period (including undistributed net investment income of $3,557 and undistributed net investment income of $897, respectively)	$ 1,057,535	$ 1,587,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 14.41	$ 11.01	$ 12.90	$ 19.88	$ 20.59
Income from Investment Operations
Net investment income (loss) E	.06	.04 I	.05	.01	.06	.06 F
Net realized and unrealized gain (loss)	.75	1.54	3.35	(1.90)	(4.89)	.38
Total from investment operations	.81	1.58	3.40	(1.89)	(4.83)	.44
Distributions from net investment income	(.04)	(.13)	-	-	(.43)	(.08)
Distributions in excess of net investment income	-	-	-	-	-	(.09)
Distributions from net realized gain	(.06)	-	-	-	(1.72)	(.98)
Total distributions	(.10)	(.13)	-	-	(2.15)	(1.15)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 16.57	$ 15.86	$ 14.41	$ 11.01	$ 12.90	$ 19.88
Total Return B, C, D	5.08%	11.03%	30.88%	(14.65)%	(27.16)%	1.78%
Ratios to Average Net Assets G
Expenses before expense reductions	1.27% A	1.36%	1.34%	1.56%	1.46%	1.49%
Expenses net of voluntary waivers, if any	1.27% A	1.36%	1.34%	1.56%	1.46%	1.49%
Expenses net of all reductions	1.21% A	1.32%	1.30%	1.52%	1.41%	1.46%
Net investment income (loss)	.74% A	.24% I	.43%	.07%	.40%	.28%
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 115	$ 68	$ 44	$ 46	$ 44
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been .21%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 14.61	$ 11.18	$ 13.11	$ 20.13	$ 20.83
Income from Investment Operations
Net investment income (loss) E	.06	.02 I	.04	(.01)	.04	.02 F
Net realized and unrealized gain (loss)	.76	1.56	3.39	(1.92)	(4.99)	.39
Total from investment operations	.82	1.58	3.43	(1.93)	(4.95)	.41
Distributions from net investment income	(.01)	(.10)	-	-	(.35)	(.06)
Distributions in excess of net investment income	-	-	-	-	-	(.07)
Distributions from net realized gain	(.06)	-	-	-	(1.72)	(.98)
Total distributions	(.07)	(.10)	-	-	(2.07)	(1.11)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 16.84	$ 16.09	$ 14.61	$ 11.18	$ 13.11	$ 20.13
Total Return B, C, D	5.08%	10.86%	30.68%	(14.72)%	(27.33)%	1.62%
Ratios to Average Net Assets G
Expenses before expense reductions	1.37% A	1.48%	1.46%	1.68%	1.62%	1.67%
Expenses net of voluntary waivers, if any	1.37% A	1.48%	1.46%	1.68%	1.62%	1.67%
Expenses net of all reductions	1.31% A	1.43%	1.42%	1.64%	1.57%	1.65%
Net investment income (loss)	.64% A	.12% I	.31%	(.05)%	.24%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 611	$ 1,181	$ 1,114	$ 928	$ 1,185	$ 1,678
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been .09%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 13.87	$ 10.71	$ 12.63	$ 19.49	$ 20.25
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10) I	(.06)	(.08)	(.06)	(.11) F
Net realized and unrealized gain (loss)	.73	1.50	3.22	(1.84)	(4.83)	.39
Total from investment operations	.72	1.40	3.16	(1.92)	(4.89)	.28
Distributions from net investment income	-	(.01)	-	-	(.25)	(.03)
Distributions in excess of net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	(1.72)	(.98)
Total distributions	-	(.01)	-	-	(1.97)	(1.04)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 15.98	$ 15.26	$ 13.87	$ 10.71	$ 12.63	$ 19.49
Total Return B, C, D	4.72%	10.10%	29.51%	(15.20)%	(27.83)%	1.02%
Ratios to Average Net Assets G
Expenses before expense reductions	2.08% A	2.25%	2.27%	2.43%	2.27%	2.27%
Expenses net of voluntary waivers, if any	2.08% A	2.25%	2.27%	2.30%	2.27%	2.27%
Expenses net of all reductions	2.02% A	2.21%	2.22%	2.26%	2.23%	2.25%
Net investment income (loss)	(.07)% A	(.65)% I	(.49)%	(.66)%	(.42)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 57	$ 59	$ 53	$ 80	$ 125
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (.68)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 14.11	$ 10.88	$ 12.84	$ 19.80	$ 20.58
Income from Investment Operations
Net investment income (loss) E	- H	(.08) I	(.05)	(.08)	(.05)	(.10) F
Net realized and unrealized gain (loss)	.73	1.52	3.28	(1.88)	(4.89)	.39
Total from investment operations	.73	1.44	3.23	(1.96)	(4.94)	.29
Distributions from net investment income	-	(.02)	-	-	(.30)	(.04)
Distributions in excess of net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	-	-	-	-	(1.72)	(.98)
Total distributions	-	(.02)	-	-	(2.02)	(1.07)
Redemption fees added to paid in capital E	- H	- H	-	-	-	-
Net asset value, end of period	$ 16.26	$ 15.53	$ 14.11	$ 10.88	$ 12.84	$ 19.80
Total Return B, C, D	4.70%	10.21%	29.69%	(15.26)%	(27.70)%	1.05%
Ratios to Average Net Assets G
Expenses before expense reductions	2.02% A	2.14%	2.17%	2.34%	2.19%	2.22%
Expenses net of voluntary waivers, if any	2.02% A	2.14%	2.17%	2.30%	2.19%	2.22%
Expenses net of all reductions	1.96% A	2.10%	2.13%	2.26%	2.14%	2.20%
Net investment income (loss)	(.02)% A	(.54)% I	(.40)%	(.66)%	(.34)%	(.45)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 40	$ 41	$ 36	$ 52	$ 76
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (.57)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 14.60	$ 11.11	$ 12.97	$ 19.95	$ 20.62
Income from Investment Operations
Net investment income (loss) D	.10	.10 H	.10	.06	.12	.14 E
Net realized and unrealized gain (loss)	.76	1.56	3.39	(1.92)	(4.91)	.38
Total from investment operations	.86	1.66	3.49	(1.86)	(4.79)	.52
Distributions from net investment income	(.10)	(.17)	-	-	(.47)	(.10)
Distributions in excess of net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	(.06)	-	-	-	(1.72)	(.98)
Total distributions	(.16)	(.17)	-	-	(2.19)	(1.19)
Redemption fees added to paid in capital D	- G	- G	-	-	-	-
Net asset value, end of period	$ 16.79	$ 16.09	$ 14.60	$ 11.11	$ 12.97	$ 19.95
Total Return B, C	5.31%	11.46%	31.41%	(14.34)%	(26.89)%	2.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.98%	.93%	1.14%	1.06%	1.13%
Expenses net of voluntary waivers, if any	.83% A	.98%	.93%	1.14%	1.06%	1.13%
Expenses net of all reductions	.78% A	.93%	.89%	1.10%	1.02%	1.11%
Net investment income (loss)	1.17% A	.62% H	.84%	.49%	.79%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 244	$ 194	$ 69	$ 63	$ 69	$ 90
Portfolio turnover rate	82% A	85%	99%	73%	99%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been .59%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,396
Unrealized depreciation	(101,549)
Net unrealized appreciation (depreciation)	$ (24,153)
Cost for federal income tax purposes	$ 1,198,435

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $566,307 and $1,137,565, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 148	$ 2
Class T	.25%	.25%	2,497	52
Class B	.75%	.25%	288	217
Class C	.75%	.25%	202	15
			$ 3,135	$ 286

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	10
Class B*	50
Class C*	1
$ 72

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 217	.37*
Class T	1,090	.22*
Class B	123	.43*
Class C	75	.37*
Institutional Class	213	.18*
	$ 1,718

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $335 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 24,816	2.70%	-	$ 32

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,536. The weighted average interest rate was 2.81%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $428 for the period.

9. Other information.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the fund.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 302	$ 690
Class T	731	7,601
Class B	-	43
Class C	-	60
Institutional Class	1,248	839
Total	$ 2,281	$ 9,233
From net realized gain
Class A	$ 453	$ -
Class T	4,389	-
Institutional Class	749	-
Total	$ 5,591	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	1,938	7,000	$ 33,066	$ 108,791
Reinvestment of distributions	39	42	666	626
Shares redeemed	(2,396)	(4,530)	(41,224)	(70,180)
Net increase (decrease)	(419)	2,512	$ (7,492)	$ 39,237
Class T
Shares sold	5,805	24,989	$ 100,433	$ 393,254
Reinvestment of distributions	288	495	5,033	7,425
Shares redeemed	(43,217)	(28,317)	(756,283)	(445,467)
Net increase (decrease)	(37,124)	(2,833)	$ (650,817)	$ (44,788)
Class B
Shares sold	145	620	$ 2,399	$ 9,320
Reinvestment of distributions	-	3	-	38
Shares redeemed	(616)	(1,179)	(10,157)	(17,557)
Net increase (decrease)	(471)	(556)	$ (7,758)	$ (8,199)
Class C
Shares sold	190	667	$ 3,187	$ 10,090
Reinvestment of distributions	-	4	-	52
Shares redeemed	(481)	(957)	(8,055)	(14,442)
Net increase (decrease)	(291)	(286)	$ (4,868)	$ (4,300)
Institutional Class
Shares sold	3,386	9,569	$ 58,525	$ 152,454
Reinvestment of distributions	61	35	1,066	515
Shares redeemed	(1,004)	(2,281)	(17,389)	(36,106)
Net increase (decrease)	2,443	7,323	$ 42,202	$ 116,863

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

OSI-USAN-0605
1.784904.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Leaders

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,057.70	$ 6.94**
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 6.81**
Class T
Actual	$ 1,000.00	$ 1,054.80	$ 8.15**
HypotheticalA	$ 1,000.00	$ 1,016.86	$ 8.00**
Class B
Actual	$ 1,000.00	$ 1,051.70	$ 10.68**
HypotheticalA	$ 1,000.00	$ 1,014.38	$ 10.49**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,052.60	$ 10.69**
HypotheticalA	$ 1,000.00	$ 1,014.38	$ 10.49**
Institutional Class
Actual	$ 1,000.00	$ 1,057.00	$ 5.66**
HypotheticalA	$ 1,000.00	$ 1,019.29	$ 5.56**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%**
Class T	1.60%**
Class B	2.10%**
Class C	2.10%**
Institutional Class	1.11%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.38
HypotheticalA		$ 6.26
Class T	1.50%
Actual		$ 7.64
HypotheticalA		$ 7.50
Class B	2.00%
Actual		$ 10.18
HypotheticalA		$ 9.99
Class C	2.00%
Actual		$ 10.18
HypotheticalA		$ 9.99
Institutional Class	1.00%
Actual		$ 5.10
HypotheticalA		$ 5.01

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.8	6.2
Exxon Mobil Corp.	4.4	4.0
Honeywell International, Inc.	3.1	2.4
American International Group, Inc.	2.6	2.9
Bank of America Corp.	2.6	3.5
Altria Group, Inc.	2.0	1.6
Baxter International, Inc.	2.0	1.8
Wachovia Corp.	1.8	1.4
Tyco International Ltd.	1.7	1.8
SBC Communications, Inc.	1.6	2.2
	28.6
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.2	19.4
Financials	17.5	21.8
Energy	13.4	12.7
Health Care	10.8	8.4
Consumer Discretionary	8.4	10.1
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Stocks 96.5%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	4.5%	** Foreign investments	4.1%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.4%
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	7,200	$ 211,032
Household Durables - 1.2%
KB Home	1,400	79,800
LG Electronics, Inc.	450	30,012
Sony Corp. sponsored ADR	5,900	216,589
Techtronic Industries Co. Ltd.	21,000	46,740
Toll Brothers, Inc. (a)	700	53,060
		426,201
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	2,500	79,325
IAC/InterActiveCorp (a)	3,500	76,090
		155,415
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	3,400	85,000
Escalade, Inc.	3,000	42,630
		127,630
Media - 4.7%
Clear Channel Communications, Inc.	5,520	176,309
Emmis Communications Corp. Class A (a)	2,200	33,946
Grupo Televisa SA de CV sponsored ADR	1,300	73,034
Lamar Advertising Co. Class A (a)	4,664	174,340
Liberty Media Corp. Class A (a)	4,600	46,184
News Corp. Class A	1,476	22,553
NTL, Inc. (a)	326	20,857
Omnicom Group, Inc.	1,500	124,350
Time Warner, Inc. (a)	19,400	326,114
Univision Communications, Inc. Class A (a)	2,500	65,725
Valassis Communications, Inc. (a)	600	21,150
Viacom, Inc. Class B (non-vtg.)	6,634	229,669
Walt Disney Co.	10,400	274,560
XM Satellite Radio Holdings, Inc. Class A (a)	700	19,418
		1,608,209
Multiline Retail - 0.9%
99 Cents Only Stores (a)	6,100	67,588
Federated Department Stores, Inc.	1,100	63,250
JCPenney Co., Inc.	1,600	75,856
Nordstrom, Inc.	1,300	66,079
Target Corp.	700	32,487
		305,260
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Blockbuster, Inc. Class B	3	$ 28
Home Depot, Inc.	1,800	63,666
		63,694
TOTAL CONSUMER DISCRETIONARY		2,897,441
CONSUMER STAPLES - 4.8%
Beverages - 0.7%
PepsiCo, Inc.	1,700	94,588
The Coca-Cola Co.	3,300	143,352
		237,940
Food & Staples Retailing - 1.2%
Kroger Co. (a)	3,300	52,041
Rite Aid Corp. (a)	8,800	31,944
Safeway, Inc. (a)	4,300	91,547
Wal-Mart Stores, Inc.	3,200	150,848
Walgreen Co.	1,600	68,896
		395,276
Food Products - 0.4%
Corn Products International, Inc.	1,300	28,626
General Mills, Inc.	1,000	49,400
Ralcorp Holdings, Inc.	400	15,848
The J.M. Smucker Co.	300	14,886
Tyson Foods, Inc. Class A	1,700	28,713
		137,473
Household Products - 0.1%
Clorox Co.	600	37,980
Personal Products - 0.4%
Avon Products, Inc.	800	32,064
Gillette Co.	2,280	117,739
		149,803
Tobacco - 2.0%
Altria Group, Inc.	10,830	703,842
TOTAL CONSUMER STAPLES		1,662,314
ENERGY - 13.4%
Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	600	26,472
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	4,000	$ 195,000
FMC Technologies, Inc. (a)	3,600	109,188
GlobalSantaFe Corp.	4,000	134,400
Halliburton Co.	9,100	378,469
Hornbeck Offshore Services, Inc.	2,000	46,000
National Oilwell Varco, Inc. (a)	4,832	192,024
Pride International, Inc. (a)	6,000	133,800
Rowan Companies, Inc.	1,900	50,407
Schlumberger Ltd. (NY Shares)	2,200	150,502
Smith International, Inc.	1,600	93,088
Transocean, Inc. (a)	3,100	143,747
Weatherford International Ltd. (a)	3,230	168,445
		1,821,542
Oil & Gas - 8.1%
Apache Corp.	1,400	78,806
Burlington Resources, Inc.	2,600	126,386
ChevronTexaco Corp.	5,400	280,800
ConocoPhillips	1,600	167,760
El Paso Corp.	5,000	49,950
Encore Acquisition Co. (a)	1,000	36,720
Exxon Mobil Corp.	26,870	1,532,396
Occidental Petroleum Corp.	1,800	124,200
Premcor, Inc.	1,300	85,995
Quicksilver Resources, Inc. (a)(d)	3,500	179,655
Valero Energy Corp.	2,300	157,619
		2,820,287
TOTAL ENERGY		4,641,829
FINANCIALS - 17.5%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.	1,000	94,660
Lehman Brothers Holdings, Inc.	2,100	192,612
Merrill Lynch & Co., Inc.	8,700	469,191
Nuveen Investments, Inc. Class A	2,400	81,576
optionsXpress Holdings, Inc.	200	2,608
State Street Corp.	1,200	55,476
TradeStation Group, Inc. (a)	5,200	33,540
		929,663
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 5.3%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	3,900	$ 120,510
Bank of America Corp.	19,742	889,180
Texas Capital Bancshares, Inc. (a)	900	16,083
UCBH Holdings, Inc.	3,600	56,628
Wachovia Corp.	12,459	637,652
Wells Fargo & Co.	1,850	110,889
		1,830,942
Consumer Finance - 0.2%
Capital One Financial Corp.	1,100	77,979
Diversified Financial Services - 1.3%
Citigroup, Inc.	6,400	300,544
J.P. Morgan Chase & Co.	4,640	164,674
		465,218
Insurance - 5.3%
ACE Ltd.	4,900	210,504
AMBAC Financial Group, Inc.	1,610	107,629
American International Group, Inc.	17,640	896,994
Hartford Financial Services Group, Inc.	2,800	202,636
Hilb Rogal & Hobbs Co.	1,800	63,018
MetLife, Inc.	1,100	42,790
PartnerRe Ltd.	1,100	64,108
Scottish Re Group Ltd.	1,900	44,612
The Chubb Corp.	500	40,890
W.R. Berkley Corp.	4,850	157,625
		1,830,806
Real Estate - 1.3%
Apartment Investment & Management Co. Class A	6,600	251,592
Equity Lifestyle Properties, Inc.	350	12,810
General Growth Properties, Inc.	3,600	140,796
iStar Financial, Inc.	700	27,888
Spirit Finance Corp. (e)	300	3,105
		436,191
Thrifts & Mortgage Finance - 1.4%
Doral Financial Corp.	2,600	36,530
Fannie Mae	1,060	57,187
Freddie Mac	700	43,064
Golden West Financial Corp., Delaware	1,240	77,289
New York Community Bancorp, Inc.	1,533	27,134
Sovereign Bancorp, Inc.	5,700	117,249
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
W Holding Co., Inc.	1,836	$ 14,853
Washington Mutual, Inc.	2,700	111,564
		484,870
TOTAL FINANCIALS		6,055,669
HEALTH CARE - 10.8%
Biotechnology - 0.9%
Alkermes, Inc. (a)	1,500	16,875
Amgen, Inc. (a)	800	46,568
BioMarin Pharmaceutical, Inc. (a)	7,800	46,254
Genentech, Inc. (a)	700	49,658
MedImmune, Inc. (a)	4,800	121,776
ONYX Pharmaceuticals, Inc. (a)	1,500	46,335
		327,466
Health Care Equipment & Supplies - 4.8%
Baxter International, Inc.	18,340	680,414
CONMED Corp. (a)	1,100	32,692
Dade Behring Holdings, Inc. (a)	1,100	67,837
Guidant Corp.	800	59,264
Medtronic, Inc.	6,500	342,550
PerkinElmer, Inc.	4,900	90,650
Syneron Medical Ltd.	700	20,300
Thermo Electron Corp. (a)	800	19,984
Varian, Inc. (a)	1,000	33,170
Waters Corp. (a)	8,000	317,040
		1,663,901
Health Care Providers & Services - 0.8%
McKesson Corp.	1,400	51,800
Service Corp. International (SCI)	5,200	36,608
Sierra Health Services, Inc. (a)	1,300	84,097
UnitedHealth Group, Inc.	1,200	113,412
		285,917
Pharmaceuticals - 4.3%
Allergan, Inc.	600	42,234
Bristol-Myers Squibb Co.	2,000	52,000
Eli Lilly & Co.	1,300	76,011
Merck & Co., Inc.	8,400	284,760
Pfizer, Inc.	10,100	274,417
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	20,640	$ 430,757
Valeant Pharmaceuticals International	1,500	31,125
Wyeth	6,300	283,122
		1,474,426
TOTAL HEALTH CARE		3,751,710
INDUSTRIALS - 20.2%
Aerospace & Defense - 5.5%
Hexcel Corp. (a)	3,600	59,040
Honeywell International, Inc.	29,640	1,059,926
Lockheed Martin Corp.	4,340	264,523
Orbital Sciences Corp. (a)	2,000	18,640
Precision Castparts Corp.	1,450	106,807
Raytheon Co.	5,300	199,333
The Boeing Co.	3,500	208,320
		1,916,589
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	1,200	23,412
Expeditors International of Washington, Inc.	900	44,199
		67,611
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	1,600	43,994
AirTran Holdings, Inc. (a)	1,500	12,450
Delta Air Lines, Inc. (a)	5,000	16,450
JetBlue Airways Corp. (a)	2,400	48,120
Ryanair Holdings PLC sponsored ADR (a)	200	8,030
Southwest Airlines Co.	3,400	50,592
		179,636
Building Products - 0.7%
Masco Corp.	7,550	237,750
Commercial Services & Supplies - 1.3%
Apollo Group, Inc. Class A (a)	1,500	108,180
Asset Acceptance Capital Corp. (a)	100	2,045
Career Education Corp. (a)	1,500	47,160
Cintas Corp.	1,700	65,603
On Assignment, Inc. (a)	2,900	12,470
Robert Half International, Inc.	8,200	203,524
		438,982
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	4,800	$ 107,424
Fluor Corp.	3,200	164,992
Jacobs Engineering Group, Inc. (a)	2,500	121,775
MasTec, Inc. (a)	8,000	54,000
		448,191
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	500	31,830
Rockwell Automation, Inc.	1,200	55,476
		87,306
Industrial Conglomerates - 8.6%
General Electric Co.	64,630	2,339,606
Siemens AG sponsored ADR	600	44,112
Tyco International Ltd.	18,800	588,628
		2,972,346
Machinery - 0.9%
CUNO, Inc. (a)	600	30,432
Deere & Co.	800	50,032
ITT Industries, Inc.	1,750	158,305
Lincoln Electric Holdings, Inc.	1,100	33,605
Timken Co.	1,500	37,260
		309,634
Road & Rail - 0.7%
Norfolk Southern Corp.	5,200	163,280
Union Pacific Corp.	1,000	63,930
		227,210
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	2,500	35,975
WESCO International, Inc. (a)	2,000	48,360
		84,335
TOTAL INDUSTRIALS		6,969,590
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.4%
Avaya, Inc. (a)	4,900	42,532
Comverse Technology, Inc. (a)	3,900	88,881
Juniper Networks, Inc. (a)	6,100	137,799
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	4,300	$ 65,962
Nokia Corp. sponsored ADR	8,200	131,036
		466,210
Computers & Peripherals - 0.5%
Apple Computer, Inc. (a)	400	14,424
International Business Machines Corp.	610	46,592
Western Digital Corp. (a)	8,400	106,596
		167,612
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	8,900	184,675
Amphenol Corp. Class A	1,400	55,216
Symbol Technologies, Inc.	6,000	80,220
		320,111
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	3,000	35,430
Yahoo!, Inc. (a)	2,800	96,628
		132,058
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	2,290	109,164
Anteon International Corp. (a)	2,300	96,140
BearingPoint, Inc. (a)	3,700	22,903
Ceridian Corp. (a)	3,200	53,984
		282,191
Office Electronics - 0.2%
Xerox Corp. (a)	6,100	80,825
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	1,900	64,809
Cabot Microelectronics Corp. (a)	2,400	69,096
Freescale Semiconductor, Inc. Class A	6,500	121,680
Intel Corp.	11,100	261,072
PMC-Sierra, Inc. (a)	2,200	17,732
Samsung Electronics Co. Ltd.	128	58,024
		592,413
Software - 2.1%
BEA Systems, Inc. (a)	4,969	34,286
Macrovision Corp. (a)	500	10,225
Microsoft Corp.	20,360	515,108
Oracle Corp. (a)	4,900	56,644
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
PalmSource, Inc. (a)	900	$ 8,001
Symantec Corp. (a)	3,300	61,974
TIBCO Software, Inc. (a)	6,400	45,696
		731,934
TOTAL INFORMATION TECHNOLOGY		2,773,354
MATERIALS - 7.3%
Chemicals - 4.9%
Albemarle Corp.	900	32,949
Dow Chemical Co.	6,800	312,324
E.I. du Pont de Nemours & Co.	10,700	504,077
Ferro Corp.	1,900	34,428
Huntsman Corp.	1,800	37,872
Lyondell Chemical Co.	18,380	461,154
Monsanto Co.	3,900	228,618
Mosaic Co. (a)	4,600	59,110
Nalco Holding Co.	2,600	46,800
		1,717,332
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	2,000	30,100
Owens-Illinois, Inc. (a)	5,912	144,962
Packaging Corp. of America	5,200	116,428
Smurfit-Stone Container Corp. (a)	14,700	192,717
		484,207
Metals & Mining - 1.0%
Alcoa, Inc.	6,000	174,120
Freeport-McMoRan Copper & Gold, Inc. Class B	1,100	38,126
Massey Energy Co.	1,100	39,721
Metals USA, Inc. (a)	100	1,464
Newmont Mining Corp.	1,350	51,260
Phelps Dodge Corp.	400	34,340
		339,031
TOTAL MATERIALS		2,540,570
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.2%
Covad Communications Group, Inc. (a)	58,800	66,738
SBC Communications, Inc.	24,150	574,770
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telewest Global, Inc. (a)	7,300	$ 135,342
Verizon Communications, Inc.	9,600	343,680
		1,120,530
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	3,800	65,474
Leap Wireless International, Inc. (a)	1,200	28,488
Mobile TeleSystems OJSC sponsored ADR	800	26,880
Nextel Communications, Inc. Class A (a)	2,500	69,975
Nextel Partners, Inc. Class A (a)	6,900	162,288
Turkcell Iletisim Hizmet AS sponsored ADR	3,000	46,680
		399,785
TOTAL TELECOMMUNICATION SERVICES		1,520,315
UTILITIES - 1.7%
Electric Utilities - 1.2%
Entergy Corp.	2,100	153,930
PG&E Corp.	3,100	107,632
PPL Corp.	1,500	81,390
Southern Co.	800	26,360
TXU Corp.	400	34,316
		403,628
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	3,200	51,456
CMS Energy Corp. (a)	7,600	98,192
Public Service Enterprise Group, Inc.	400	23,240
		172,888
TOTAL UTILITIES		576,516
TOTAL COMMON STOCKS (Cost $31,748,744)		33,389,308
Money Market Funds - 4.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b)	1,283,778	$ 1,283,778
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	159,750	159,750
TOTAL MONEY MARKET FUNDS (Cost $1,443,528)		1,443,528
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $33,192,272)		34,832,836
NET OTHER ASSETS - (0.7)%		(256,246)
NET ASSETS - 100%		$ 34,576,590
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,105 or 0.0% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $153,990) (cost $33,192,272) - See accompanying schedule		$ 34,832,836
Receivable for investments sold		368,744
Receivable for fund shares sold		104,518
Dividends receivable		25,584
Interest receivable		2,557
Prepaid expenses		36
Receivable from investment adviser for expense reductions		6,664
Other receivables		3,069
Total assets		35,344,008

Liabilities
Payable to custodian bank	$ 15
Payable for investments purchased	537,469
Payable for fund shares redeemed	10,788
Accrued management fee	16,449
Distribution fees payable	15,329
Other affiliated payables	8,138
Other payables and accrued expenses	19,480
Collateral on securities loaned, at value	159,750
Total liabilities		767,418

Net Assets		$ 34,576,590
Net Assets consist of:
Paid in capital		$ 32,669,783
Distributions in excess of net investment income		(8,525)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		274,767
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,640,565
Net Assets		$ 34,576,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,597,400 ÷ 454,005 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($20,446,505 ÷ 1,666,964 shares)	$ 12.27

Maximum offering price per share (100/96.50 of $12.27)	$ 12.72
Class B: Net Asset Value and offering price per share ($3,739,007 ÷ 307,424 shares)A	$ 12.16

Class C: Net Asset Value and offering price per share ($3,222,454 ÷ 264,981 shares)A	$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,571,224 ÷ 127,008 shares)	$ 12.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 268,183
Interest		10,184
Security lending		70
Total income		278,437

Expenses
Management fee	$ 81,428
Transfer agent fees	34,658
Distribution fees	75,965
Accounting and security lending fees	9,655
Independent trustees' compensation	65
Custodian fees and expenses	6,854
Registration fees	23,606
Audit	18,861
Legal	1,331
Miscellaneous	78
Total expenses before reductions	252,501
Expense reductions	(24,912)	227,589
Net investment income (loss)		50,848
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	338,648
Foreign currency transactions	(103)
Total net realized gain (loss)		338,545
Change in net unrealized appreciation (depreciation) on investment securities		471,537
Net gain (loss)		810,082
Net increase (decrease) in net assets resulting from operations		$ 860,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,848	$ (17,048)
Net realized gain (loss)	338,545	(3,779)
Change in net unrealized appreciation (depreciation)	471,537	939,930
Net increase (decrease) in net assets resulting from operations	860,930	919,103
Distributions to shareholders from net investment income	(59,373)	-
Distributions to shareholders from net realized gain	(20,264)	-
Total distributions	(79,637)	-
Share transactions - net increase (decrease)	10,797,943	16,177,102
Total increase (decrease) in net assets	11,579,236	17,096,205

Net Assets
Beginning of period	22,997,354	5,901,149
End of period (including distributions in excess of net investment income of $8,525 and $0, respectively)	$ 34,576,590	$ 22,997,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.01	- H
Net realized and unrealized gain (loss)	.64	1.32	.37
Total from investment operations	.68	1.33	.37
Distributions from net investment income	(.04)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.05)	-	-
Net asset value, end of period	$ 12.33	$ 11.70	$ 10.37
Total Return B, C, D	5.77%	12.83%	3.70%
Ratios to Average Net Assets G
Expenses before expense reductions	1.50% A	3.39%	5.52% A
Expenses net of voluntary waivers, if any	1.36% A	1.50%	1.75% A
Expenses net of all reductions	1.32% A	1.47%	1.73% A
Net investment income (loss)	.64% A	.11%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,597	$ 4,000	$ 1,123
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.01)
Net realized and unrealized gain (loss)	.62	1.33	.37
Total from investment operations	.64	1.31	.36
Distributions from net investment income	(.03)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.04)	-	-
Net asset value, end of period	$ 12.27	$ 11.67	$ 10.36
Total Return B, C, D	5.48%	12.64%	3.60%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	3.30%	5.77% A
Expenses net of voluntary waivers, if any	1.60% A	1.75%	2.00% A
Expenses net of all reductions	1.56% A	1.72%	1.98% A
Net investment income (loss)	.39% A	(.14)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,447	$ 13,340	$ 1,546
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.03)
Net realized and unrealized gain (loss)	.61	1.32	.37
Total from investment operations	.60	1.25	.34
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	-	-
Net asset value, end of period	$ 12.16	$ 11.59	$ 10.34
Total Return B, C, D	5.17%	12.09%	3.40%
Ratios to Average Net Assets G
Expenses before expense reductions	2.30% A	4.33%	6.24% A
Expenses net of voluntary waivers, if any	2.10% A	2.25%	2.50% A
Expenses net of all reductions	2.06% A	2.22%	2.48% A
Net investment income (loss)	(.11)% A	(.64)%	(.80)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,739	$ 2,560	$ 1,125
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.03)
Net realized and unrealized gain (loss)	.62	1.31	.37
Total from investment operations	.61	1.24	.34
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	-	-
Net asset value, end of period	$ 12.16	$ 11.58	$ 10.34
Total Return B, C, D	5.26%	11.99%	3.40%
Ratios to Average Net Assets G
Expenses before expense reductions	2.29% A	4.39%	6.24% A
Expenses net of voluntary waivers, if any	2.10% A	2.25%	2.50% A
Expenses net of all reductions	2.06% A	2.22%	2.48% A
Net investment income (loss)	(.11)% A	(.64)%	(.80)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,222	$ 1,815	$ 1,069
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.04	.01
Net realized and unrealized gain (loss)	.61	1.33	.37
Total from investment operations	.67	1.37	.38
Distributions from net investment income	(.04)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.05)	-	-
Net asset value, end of period	$ 12.37	$ 11.75	$ 10.38
Total Return B, C	5.70%	13.20%	3.80%
Ratios to Average Net Assets F
Expenses before expense reductions	1.14% A	3.41%	5.27% A
Expenses net of voluntary waivers, if any	1.11% A	1.25%	1.50% A
Expenses net of all reductions	1.07% A	1.22%	1.48% A
Net investment income (loss)	.89% A	.36%	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,571	$ 1,282	$ 1,038
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 17, 2003 (commencement of operations) to October 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Leaders Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,860,647
Unrealized depreciation	(1,300,758)
Net unrealized appreciation (depreciation)	$ 1,559,889
Cost for federal income tax purposes	$ 33,272,947

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $18,914,455 and $8,867,734, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,035	$ 1,606
Class T	.25%	.25%	40,726	3,337
Class B	.75%	.25%	16,951	14,284
Class C	.75%	.25%	12,253	9,583
			$ 75,965	$ 28,810

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,618
Class T	2,639
Class B*	1,550
Class C*	321
$ 9,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,252	.26*
Class T	18,585	.23*
Class B	5,152	.30*
Class C	3,584	.29*
Institutional Class	1,085	.15*
	$ 34,658

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,461 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,038 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%-1.25%*	$ 3,618
Class T	1.75%-1.50%*	9,748
Class B	2.25%-2.00%*	3,356
Class C	2.25%-2.00%*	2,284
Institutional Class	1.25%-1.00%*	250
		$ 19,256

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,656 for the period.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one unaffiliated shareholder was the owner of record of 51% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 12,113	$ -
Class T	34,269	-
Class B	5,103	-
Class C	3,425	-
Institutional Class	4,463	-
Total	$ 59,373	$ -
From net realized gain
Class A	$ 3,461	$ -
Class T	11,423	-
Class B	2,551	-
Class C	1,713	-
Institutional Class	1,116	-
Total	$ 20,264	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	129,344	238,269	$ 1,658,502	$ 2,746,499
Reinvestment of distributions	1,065	-	13,246	-
Shares redeemed	(18,246)	(4,657)	(222,347)	(52,873)
Net increase (decrease)	112,163	233,612	$ 1,449,401	$ 2,693,626
Class T
Shares sold	594,869	1,030,154	$ 7,593,632	$ 11,903,301
Reinvestment of distributions	3,489	-	43,232	-
Shares redeemed	(74,996)	(35,709)	(925,712)	(410,022)
Net increase (decrease)	523,362	994,445	$ 6,711,152	$ 11,493,279
Class B
Shares sold	110,133	122,344	$ 1,362,298	$ 1,393,395
Reinvestment of distributions	545	-	6,714	-
Shares redeemed	(24,174)	(10,214)	(300,561)	(114,565)
Net increase (decrease)	86,504	112,130	$ 1,068,451	$ 1,278,830
Class C
Shares sold	116,728	59,183	$ 1,446,704	$ 669,159
Reinvestment of distributions	415	-	5,114	-
Shares redeemed	(8,877)	(5,841)	(111,404)	(64,678)
Net increase (decrease)	108,266	53,342	$ 1,340,414	$ 604,481
Institutional Class
Shares sold	18,266	9,131	$ 233,452	$ 106,886
Reinvestment of distributions	413	-	5,149	-
Shares redeemed	(803)	-	(10,076)	-
Net increase (decrease)	17,876	9,131	$ 228,525	$ 106,886

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLF-USAN-0605
1.800655.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Leaders

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,057.70	$ 6.94**
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 6.81**
Class T
Actual	$ 1,000.00	$ 1,054.80	$ 8.15**
HypotheticalA	$ 1,000.00	$ 1,016.86	$ 8.00**
Class B
Actual	$ 1,000.00	$ 1,051.70	$ 10.68**
HypotheticalA	$ 1,000.00	$ 1,014.38	$ 10.49**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,052.60	$ 10.69**
HypotheticalA	$ 1,000.00	$ 1,014.38	$ 10.49**
Institutional Class
Actual	$ 1,000.00	$ 1,057.00	$ 5.66**
HypotheticalA	$ 1,000.00	$ 1,019.29	$ 5.56**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%**
Class T	1.60%**
Class B	2.10%**
Class C	2.10%**
Institutional Class	1.11%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.38
HypotheticalA		$ 6.26
Class T	1.50%
Actual		$ 7.64
HypotheticalA		$ 7.50
Class B	2.00%
Actual		$ 10.18
HypotheticalA		$ 9.99
Class C	2.00%
Actual		$ 10.18
HypotheticalA		$ 9.99
Institutional Class	1.00%
Actual		$ 5.10
HypotheticalA		$ 5.01

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.8	6.2
Exxon Mobil Corp.	4.4	4.0
Honeywell International, Inc.	3.1	2.4
American International Group, Inc.	2.6	2.9
Bank of America Corp.	2.6	3.5
Altria Group, Inc.	2.0	1.6
Baxter International, Inc.	2.0	1.8
Wachovia Corp.	1.8	1.4
Tyco International Ltd.	1.7	1.8
SBC Communications, Inc.	1.6	2.2
	28.6
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.2	19.4
Financials	17.5	21.8
Energy	13.4	12.7
Health Care	10.8	8.4
Consumer Discretionary	8.4	10.1
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Stocks 96.5%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	4.5%	** Foreign investments	4.1%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.4%
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	7,200	$ 211,032
Household Durables - 1.2%
KB Home	1,400	79,800
LG Electronics, Inc.	450	30,012
Sony Corp. sponsored ADR	5,900	216,589
Techtronic Industries Co. Ltd.	21,000	46,740
Toll Brothers, Inc. (a)	700	53,060
		426,201
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	2,500	79,325
IAC/InterActiveCorp (a)	3,500	76,090
		155,415
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	3,400	85,000
Escalade, Inc.	3,000	42,630
		127,630
Media - 4.7%
Clear Channel Communications, Inc.	5,520	176,309
Emmis Communications Corp. Class A (a)	2,200	33,946
Grupo Televisa SA de CV sponsored ADR	1,300	73,034
Lamar Advertising Co. Class A (a)	4,664	174,340
Liberty Media Corp. Class A (a)	4,600	46,184
News Corp. Class A	1,476	22,553
NTL, Inc. (a)	326	20,857
Omnicom Group, Inc.	1,500	124,350
Time Warner, Inc. (a)	19,400	326,114
Univision Communications, Inc. Class A (a)	2,500	65,725
Valassis Communications, Inc. (a)	600	21,150
Viacom, Inc. Class B (non-vtg.)	6,634	229,669
Walt Disney Co.	10,400	274,560
XM Satellite Radio Holdings, Inc. Class A (a)	700	19,418
		1,608,209
Multiline Retail - 0.9%
99 Cents Only Stores (a)	6,100	67,588
Federated Department Stores, Inc.	1,100	63,250
JCPenney Co., Inc.	1,600	75,856
Nordstrom, Inc.	1,300	66,079
Target Corp.	700	32,487
		305,260
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Blockbuster, Inc. Class B	3	$ 28
Home Depot, Inc.	1,800	63,666
		63,694
TOTAL CONSUMER DISCRETIONARY		2,897,441
CONSUMER STAPLES - 4.8%
Beverages - 0.7%
PepsiCo, Inc.	1,700	94,588
The Coca-Cola Co.	3,300	143,352
		237,940
Food & Staples Retailing - 1.2%
Kroger Co. (a)	3,300	52,041
Rite Aid Corp. (a)	8,800	31,944
Safeway, Inc. (a)	4,300	91,547
Wal-Mart Stores, Inc.	3,200	150,848
Walgreen Co.	1,600	68,896
		395,276
Food Products - 0.4%
Corn Products International, Inc.	1,300	28,626
General Mills, Inc.	1,000	49,400
Ralcorp Holdings, Inc.	400	15,848
The J.M. Smucker Co.	300	14,886
Tyson Foods, Inc. Class A	1,700	28,713
		137,473
Household Products - 0.1%
Clorox Co.	600	37,980
Personal Products - 0.4%
Avon Products, Inc.	800	32,064
Gillette Co.	2,280	117,739
		149,803
Tobacco - 2.0%
Altria Group, Inc.	10,830	703,842
TOTAL CONSUMER STAPLES		1,662,314
ENERGY - 13.4%
Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	600	26,472
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	4,000	$ 195,000
FMC Technologies, Inc. (a)	3,600	109,188
GlobalSantaFe Corp.	4,000	134,400
Halliburton Co.	9,100	378,469
Hornbeck Offshore Services, Inc.	2,000	46,000
National Oilwell Varco, Inc. (a)	4,832	192,024
Pride International, Inc. (a)	6,000	133,800
Rowan Companies, Inc.	1,900	50,407
Schlumberger Ltd. (NY Shares)	2,200	150,502
Smith International, Inc.	1,600	93,088
Transocean, Inc. (a)	3,100	143,747
Weatherford International Ltd. (a)	3,230	168,445
		1,821,542
Oil & Gas - 8.1%
Apache Corp.	1,400	78,806
Burlington Resources, Inc.	2,600	126,386
ChevronTexaco Corp.	5,400	280,800
ConocoPhillips	1,600	167,760
El Paso Corp.	5,000	49,950
Encore Acquisition Co. (a)	1,000	36,720
Exxon Mobil Corp.	26,870	1,532,396
Occidental Petroleum Corp.	1,800	124,200
Premcor, Inc.	1,300	85,995
Quicksilver Resources, Inc. (a)(d)	3,500	179,655
Valero Energy Corp.	2,300	157,619
		2,820,287
TOTAL ENERGY		4,641,829
FINANCIALS - 17.5%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.	1,000	94,660
Lehman Brothers Holdings, Inc.	2,100	192,612
Merrill Lynch & Co., Inc.	8,700	469,191
Nuveen Investments, Inc. Class A	2,400	81,576
optionsXpress Holdings, Inc.	200	2,608
State Street Corp.	1,200	55,476
TradeStation Group, Inc. (a)	5,200	33,540
		929,663
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 5.3%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	3,900	$ 120,510
Bank of America Corp.	19,742	889,180
Texas Capital Bancshares, Inc. (a)	900	16,083
UCBH Holdings, Inc.	3,600	56,628
Wachovia Corp.	12,459	637,652
Wells Fargo & Co.	1,850	110,889
		1,830,942
Consumer Finance - 0.2%
Capital One Financial Corp.	1,100	77,979
Diversified Financial Services - 1.3%
Citigroup, Inc.	6,400	300,544
J.P. Morgan Chase & Co.	4,640	164,674
		465,218
Insurance - 5.3%
ACE Ltd.	4,900	210,504
AMBAC Financial Group, Inc.	1,610	107,629
American International Group, Inc.	17,640	896,994
Hartford Financial Services Group, Inc.	2,800	202,636
Hilb Rogal & Hobbs Co.	1,800	63,018
MetLife, Inc.	1,100	42,790
PartnerRe Ltd.	1,100	64,108
Scottish Re Group Ltd.	1,900	44,612
The Chubb Corp.	500	40,890
W.R. Berkley Corp.	4,850	157,625
		1,830,806
Real Estate - 1.3%
Apartment Investment & Management Co. Class A	6,600	251,592
Equity Lifestyle Properties, Inc.	350	12,810
General Growth Properties, Inc.	3,600	140,796
iStar Financial, Inc.	700	27,888
Spirit Finance Corp. (e)	300	3,105
		436,191
Thrifts & Mortgage Finance - 1.4%
Doral Financial Corp.	2,600	36,530
Fannie Mae	1,060	57,187
Freddie Mac	700	43,064
Golden West Financial Corp., Delaware	1,240	77,289
New York Community Bancorp, Inc.	1,533	27,134
Sovereign Bancorp, Inc.	5,700	117,249
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
W Holding Co., Inc.	1,836	$ 14,853
Washington Mutual, Inc.	2,700	111,564
		484,870
TOTAL FINANCIALS		6,055,669
HEALTH CARE - 10.8%
Biotechnology - 0.9%
Alkermes, Inc. (a)	1,500	16,875
Amgen, Inc. (a)	800	46,568
BioMarin Pharmaceutical, Inc. (a)	7,800	46,254
Genentech, Inc. (a)	700	49,658
MedImmune, Inc. (a)	4,800	121,776
ONYX Pharmaceuticals, Inc. (a)	1,500	46,335
		327,466
Health Care Equipment & Supplies - 4.8%
Baxter International, Inc.	18,340	680,414
CONMED Corp. (a)	1,100	32,692
Dade Behring Holdings, Inc. (a)	1,100	67,837
Guidant Corp.	800	59,264
Medtronic, Inc.	6,500	342,550
PerkinElmer, Inc.	4,900	90,650
Syneron Medical Ltd.	700	20,300
Thermo Electron Corp. (a)	800	19,984
Varian, Inc. (a)	1,000	33,170
Waters Corp. (a)	8,000	317,040
		1,663,901
Health Care Providers & Services - 0.8%
McKesson Corp.	1,400	51,800
Service Corp. International (SCI)	5,200	36,608
Sierra Health Services, Inc. (a)	1,300	84,097
UnitedHealth Group, Inc.	1,200	113,412
		285,917
Pharmaceuticals - 4.3%
Allergan, Inc.	600	42,234
Bristol-Myers Squibb Co.	2,000	52,000
Eli Lilly & Co.	1,300	76,011
Merck & Co., Inc.	8,400	284,760
Pfizer, Inc.	10,100	274,417
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	20,640	$ 430,757
Valeant Pharmaceuticals International	1,500	31,125
Wyeth	6,300	283,122
		1,474,426
TOTAL HEALTH CARE		3,751,710
INDUSTRIALS - 20.2%
Aerospace & Defense - 5.5%
Hexcel Corp. (a)	3,600	59,040
Honeywell International, Inc.	29,640	1,059,926
Lockheed Martin Corp.	4,340	264,523
Orbital Sciences Corp. (a)	2,000	18,640
Precision Castparts Corp.	1,450	106,807
Raytheon Co.	5,300	199,333
The Boeing Co.	3,500	208,320
		1,916,589
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	1,200	23,412
Expeditors International of Washington, Inc.	900	44,199
		67,611
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	1,600	43,994
AirTran Holdings, Inc. (a)	1,500	12,450
Delta Air Lines, Inc. (a)	5,000	16,450
JetBlue Airways Corp. (a)	2,400	48,120
Ryanair Holdings PLC sponsored ADR (a)	200	8,030
Southwest Airlines Co.	3,400	50,592
		179,636
Building Products - 0.7%
Masco Corp.	7,550	237,750
Commercial Services & Supplies - 1.3%
Apollo Group, Inc. Class A (a)	1,500	108,180
Asset Acceptance Capital Corp. (a)	100	2,045
Career Education Corp. (a)	1,500	47,160
Cintas Corp.	1,700	65,603
On Assignment, Inc. (a)	2,900	12,470
Robert Half International, Inc.	8,200	203,524
		438,982
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	4,800	$ 107,424
Fluor Corp.	3,200	164,992
Jacobs Engineering Group, Inc. (a)	2,500	121,775
MasTec, Inc. (a)	8,000	54,000
		448,191
Electrical Equipment - 0.3%
Cooper Industries Ltd. Class A	500	31,830
Rockwell Automation, Inc.	1,200	55,476
		87,306
Industrial Conglomerates - 8.6%
General Electric Co.	64,630	2,339,606
Siemens AG sponsored ADR	600	44,112
Tyco International Ltd.	18,800	588,628
		2,972,346
Machinery - 0.9%
CUNO, Inc. (a)	600	30,432
Deere & Co.	800	50,032
ITT Industries, Inc.	1,750	158,305
Lincoln Electric Holdings, Inc.	1,100	33,605
Timken Co.	1,500	37,260
		309,634
Road & Rail - 0.7%
Norfolk Southern Corp.	5,200	163,280
Union Pacific Corp.	1,000	63,930
		227,210
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	2,500	35,975
WESCO International, Inc. (a)	2,000	48,360
		84,335
TOTAL INDUSTRIALS		6,969,590
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.4%
Avaya, Inc. (a)	4,900	42,532
Comverse Technology, Inc. (a)	3,900	88,881
Juniper Networks, Inc. (a)	6,100	137,799
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	4,300	$ 65,962
Nokia Corp. sponsored ADR	8,200	131,036
		466,210
Computers & Peripherals - 0.5%
Apple Computer, Inc. (a)	400	14,424
International Business Machines Corp.	610	46,592
Western Digital Corp. (a)	8,400	106,596
		167,612
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	8,900	184,675
Amphenol Corp. Class A	1,400	55,216
Symbol Technologies, Inc.	6,000	80,220
		320,111
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	3,000	35,430
Yahoo!, Inc. (a)	2,800	96,628
		132,058
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	2,290	109,164
Anteon International Corp. (a)	2,300	96,140
BearingPoint, Inc. (a)	3,700	22,903
Ceridian Corp. (a)	3,200	53,984
		282,191
Office Electronics - 0.2%
Xerox Corp. (a)	6,100	80,825
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	1,900	64,809
Cabot Microelectronics Corp. (a)	2,400	69,096
Freescale Semiconductor, Inc. Class A	6,500	121,680
Intel Corp.	11,100	261,072
PMC-Sierra, Inc. (a)	2,200	17,732
Samsung Electronics Co. Ltd.	128	58,024
		592,413
Software - 2.1%
BEA Systems, Inc. (a)	4,969	34,286
Macrovision Corp. (a)	500	10,225
Microsoft Corp.	20,360	515,108
Oracle Corp. (a)	4,900	56,644
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
PalmSource, Inc. (a)	900	$ 8,001
Symantec Corp. (a)	3,300	61,974
TIBCO Software, Inc. (a)	6,400	45,696
		731,934
TOTAL INFORMATION TECHNOLOGY		2,773,354
MATERIALS - 7.3%
Chemicals - 4.9%
Albemarle Corp.	900	32,949
Dow Chemical Co.	6,800	312,324
E.I. du Pont de Nemours & Co.	10,700	504,077
Ferro Corp.	1,900	34,428
Huntsman Corp.	1,800	37,872
Lyondell Chemical Co.	18,380	461,154
Monsanto Co.	3,900	228,618
Mosaic Co. (a)	4,600	59,110
Nalco Holding Co.	2,600	46,800
		1,717,332
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	2,000	30,100
Owens-Illinois, Inc. (a)	5,912	144,962
Packaging Corp. of America	5,200	116,428
Smurfit-Stone Container Corp. (a)	14,700	192,717
		484,207
Metals & Mining - 1.0%
Alcoa, Inc.	6,000	174,120
Freeport-McMoRan Copper & Gold, Inc. Class B	1,100	38,126
Massey Energy Co.	1,100	39,721
Metals USA, Inc. (a)	100	1,464
Newmont Mining Corp.	1,350	51,260
Phelps Dodge Corp.	400	34,340
		339,031
TOTAL MATERIALS		2,540,570
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.2%
Covad Communications Group, Inc. (a)	58,800	66,738
SBC Communications, Inc.	24,150	574,770
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telewest Global, Inc. (a)	7,300	$ 135,342
Verizon Communications, Inc.	9,600	343,680
		1,120,530
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	3,800	65,474
Leap Wireless International, Inc. (a)	1,200	28,488
Mobile TeleSystems OJSC sponsored ADR	800	26,880
Nextel Communications, Inc. Class A (a)	2,500	69,975
Nextel Partners, Inc. Class A (a)	6,900	162,288
Turkcell Iletisim Hizmet AS sponsored ADR	3,000	46,680
		399,785
TOTAL TELECOMMUNICATION SERVICES		1,520,315
UTILITIES - 1.7%
Electric Utilities - 1.2%
Entergy Corp.	2,100	153,930
PG&E Corp.	3,100	107,632
PPL Corp.	1,500	81,390
Southern Co.	800	26,360
TXU Corp.	400	34,316
		403,628
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	3,200	51,456
CMS Energy Corp. (a)	7,600	98,192
Public Service Enterprise Group, Inc.	400	23,240
		172,888
TOTAL UTILITIES		576,516
TOTAL COMMON STOCKS (Cost $31,748,744)		33,389,308
Money Market Funds - 4.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b)	1,283,778	$ 1,283,778
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	159,750	159,750
TOTAL MONEY MARKET FUNDS (Cost $1,443,528)		1,443,528
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $33,192,272)		34,832,836
NET OTHER ASSETS - (0.7)%		(256,246)
NET ASSETS - 100%		$ 34,576,590
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,105 or 0.0% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $153,990) (cost $33,192,272) - See accompanying schedule		$ 34,832,836
Receivable for investments sold		368,744
Receivable for fund shares sold		104,518
Dividends receivable		25,584
Interest receivable		2,557
Prepaid expenses		36
Receivable from investment adviser for expense reductions		6,664
Other receivables		3,069
Total assets		35,344,008

Liabilities
Payable to custodian bank	$ 15
Payable for investments purchased	537,469
Payable for fund shares redeemed	10,788
Accrued management fee	16,449
Distribution fees payable	15,329
Other affiliated payables	8,138
Other payables and accrued expenses	19,480
Collateral on securities loaned, at value	159,750
Total liabilities		767,418

Net Assets		$ 34,576,590
Net Assets consist of:
Paid in capital		$ 32,669,783
Distributions in excess of net investment income		(8,525)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		274,767
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,640,565
Net Assets		$ 34,576,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,597,400 ÷ 454,005 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($20,446,505 ÷ 1,666,964 shares)	$ 12.27

Maximum offering price per share (100/96.50 of $12.27)	$ 12.72
Class B: Net Asset Value and offering price per share ($3,739,007 ÷ 307,424 shares)A	$ 12.16

Class C: Net Asset Value and offering price per share ($3,222,454 ÷ 264,981 shares)A	$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,571,224 ÷ 127,008 shares)	$ 12.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 268,183
Interest		10,184
Security lending		70
Total income		278,437

Expenses
Management fee	$ 81,428
Transfer agent fees	34,658
Distribution fees	75,965
Accounting and security lending fees	9,655
Independent trustees' compensation	65
Custodian fees and expenses	6,854
Registration fees	23,606
Audit	18,861
Legal	1,331
Miscellaneous	78
Total expenses before reductions	252,501
Expense reductions	(24,912)	227,589
Net investment income (loss)		50,848
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	338,648
Foreign currency transactions	(103)
Total net realized gain (loss)		338,545
Change in net unrealized appreciation (depreciation) on investment securities		471,537
Net gain (loss)		810,082
Net increase (decrease) in net assets resulting from operations		$ 860,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,848	$ (17,048)
Net realized gain (loss)	338,545	(3,779)
Change in net unrealized appreciation (depreciation)	471,537	939,930
Net increase (decrease) in net assets resulting from operations	860,930	919,103
Distributions to shareholders from net investment income	(59,373)	-
Distributions to shareholders from net realized gain	(20,264)	-
Total distributions	(79,637)	-
Share transactions - net increase (decrease)	10,797,943	16,177,102
Total increase (decrease) in net assets	11,579,236	17,096,205

Net Assets
Beginning of period	22,997,354	5,901,149
End of period (including distributions in excess of net investment income of $8,525 and $0, respectively)	$ 34,576,590	$ 22,997,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.01	- H
Net realized and unrealized gain (loss)	.64	1.32	.37
Total from investment operations	.68	1.33	.37
Distributions from net investment income	(.04)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.05)	-	-
Net asset value, end of period	$ 12.33	$ 11.70	$ 10.37
Total Return B, C, D	5.77%	12.83%	3.70%
Ratios to Average Net Assets G
Expenses before expense reductions	1.50% A	3.39%	5.52% A
Expenses net of voluntary waivers, if any	1.36% A	1.50%	1.75% A
Expenses net of all reductions	1.32% A	1.47%	1.73% A
Net investment income (loss)	.64% A	.11%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,597	$ 4,000	$ 1,123
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.01)
Net realized and unrealized gain (loss)	.62	1.33	.37
Total from investment operations	.64	1.31	.36
Distributions from net investment income	(.03)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.04)	-	-
Net asset value, end of period	$ 12.27	$ 11.67	$ 10.36
Total Return B, C, D	5.48%	12.64%	3.60%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	3.30%	5.77% A
Expenses net of voluntary waivers, if any	1.60% A	1.75%	2.00% A
Expenses net of all reductions	1.56% A	1.72%	1.98% A
Net investment income (loss)	.39% A	(.14)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,447	$ 13,340	$ 1,546
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.03)
Net realized and unrealized gain (loss)	.61	1.32	.37
Total from investment operations	.60	1.25	.34
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	-	-
Net asset value, end of period	$ 12.16	$ 11.59	$ 10.34
Total Return B, C, D	5.17%	12.09%	3.40%
Ratios to Average Net Assets G
Expenses before expense reductions	2.30% A	4.33%	6.24% A
Expenses net of voluntary waivers, if any	2.10% A	2.25%	2.50% A
Expenses net of all reductions	2.06% A	2.22%	2.48% A
Net investment income (loss)	(.11)% A	(.64)%	(.80)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,739	$ 2,560	$ 1,125
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.03)
Net realized and unrealized gain (loss)	.62	1.31	.37
Total from investment operations	.61	1.24	.34
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	-	-
Net asset value, end of period	$ 12.16	$ 11.58	$ 10.34
Total Return B, C, D	5.26%	11.99%	3.40%
Ratios to Average Net Assets G
Expenses before expense reductions	2.29% A	4.39%	6.24% A
Expenses net of voluntary waivers, if any	2.10% A	2.25%	2.50% A
Expenses net of all reductions	2.06% A	2.22%	2.48% A
Net investment income (loss)	(.11)% A	(.64)%	(.80)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,222	$ 1,815	$ 1,069
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.04	.01
Net realized and unrealized gain (loss)	.61	1.33	.37
Total from investment operations	.67	1.37	.38
Distributions from net investment income	(.04)	-	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.05)	-	-
Net asset value, end of period	$ 12.37	$ 11.75	$ 10.38
Total Return B, C	5.70%	13.20%	3.80%
Ratios to Average Net Assets F
Expenses before expense reductions	1.14% A	3.41%	5.27% A
Expenses net of voluntary waivers, if any	1.11% A	1.25%	1.50% A
Expenses net of all reductions	1.07% A	1.22%	1.48% A
Net investment income (loss)	.89% A	.36%	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,571	$ 1,282	$ 1,038
Portfolio turnover rate	64% A	111%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 17, 2003 (commencement of operations) to October 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Leaders Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,860,647
Unrealized depreciation	(1,300,758)
Net unrealized appreciation (depreciation)	$ 1,559,889
Cost for federal income tax purposes	$ 33,272,947

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $18,914,455 and $8,867,734, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,035	$ 1,606
Class T	.25%	.25%	40,726	3,337
Class B	.75%	.25%	16,951	14,284
Class C	.75%	.25%	12,253	9,583
			$ 75,965	$ 28,810

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,618
Class T	2,639
Class B*	1,550
Class C*	321
$ 9,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,252	.26*
Class T	18,585	.23*
Class B	5,152	.30*
Class C	3,584	.29*
Institutional Class	1,085	.15*
	$ 34,658

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,461 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,038 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%-1.25%*	$ 3,618
Class T	1.75%-1.50%*	9,748
Class B	2.25%-2.00%*	3,356
Class C	2.25%-2.00%*	2,284
Institutional Class	1.25%-1.00%*	250
		$ 19,256

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,656 for the period.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one unaffiliated shareholder was the owner of record of 51% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 12,113	$ -
Class T	34,269	-
Class B	5,103	-
Class C	3,425	-
Institutional Class	4,463	-
Total	$ 59,373	$ -
From net realized gain
Class A	$ 3,461	$ -
Class T	11,423	-
Class B	2,551	-
Class C	1,713	-
Institutional Class	1,116	-
Total	$ 20,264	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	129,344	238,269	$ 1,658,502	$ 2,746,499
Reinvestment of distributions	1,065	-	13,246	-
Shares redeemed	(18,246)	(4,657)	(222,347)	(52,873)
Net increase (decrease)	112,163	233,612	$ 1,449,401	$ 2,693,626
Class T
Shares sold	594,869	1,030,154	$ 7,593,632	$ 11,903,301
Reinvestment of distributions	3,489	-	43,232	-
Shares redeemed	(74,996)	(35,709)	(925,712)	(410,022)
Net increase (decrease)	523,362	994,445	$ 6,711,152	$ 11,493,279
Class B
Shares sold	110,133	122,344	$ 1,362,298	$ 1,393,395
Reinvestment of distributions	545	-	6,714	-
Shares redeemed	(24,174)	(10,214)	(300,561)	(114,565)
Net increase (decrease)	86,504	112,130	$ 1,068,451	$ 1,278,830
Class C
Shares sold	116,728	59,183	$ 1,446,704	$ 669,159
Reinvestment of distributions	415	-	5,114	-
Shares redeemed	(8,877)	(5,841)	(111,404)	(64,678)
Net increase (decrease)	108,266	53,342	$ 1,340,414	$ 604,481
Institutional Class
Shares sold	18,266	9,131	$ 233,452	$ 106,886
Reinvestment of distributions	413	-	5,149	-
Shares redeemed	(803)	-	(10,076)	-
Net increase (decrease)	17,876	9,131	$ 228,525	$ 106,886

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLFI-USAN-0605
1.800658.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.
Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005